                         -------------------------------
                         SANFORD C. BERNSTEIN FUND, INC.
                         -------------------------------

                                  ANNUAL REPORT
                               September 30, 2000

                                 Fixed-Income &
                        International-Equity Investments

                This publication must be accompanied or preceded
             by a prospectus of the Sanford C. Bernstein Fund, Inc.,
                which should be read carefully before investing.

Table of Contents

                        Portfolio Returns .....................2

                      To Our Shareholders .....................3

     Statements of Assets and Liabilities .....................6

                 Statements of Operations .....................9

      Statements of Changes in Net Assets .....................12

                     Financial Highlights .....................16

            Notes to Financial Statements .....................26

                   Directors and Officers .....................inside back cover

Portfolio Returns(1)

Through September 30, 2000

                                                    TOTAL RETURNS                          COMPOUND ANNUAL RETURNS
                                                 -------------------      ----------------------------------------------------------
                                                 PAST SIX    PAST 12         PAST          PAST       SINCE
                                                  MONTHS      MONTHS      FIVE YEARS     10 YEARS    INCEPTION    INCEPTION DATE
====================================================================================================================================
SANFORD C. BERNSTEIN FUND PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
  Tax-Managed International Value(2),(3)          (3.59)%       3.49%       11.44%         --          11.01%       June 22, 1992
------------------------------------------------------------------------------------------------------------------------------------
  International Value II(2),(3)                   (2.94)        2.72         --            --           4.40       April 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value(2)                                                                                     December 15, 1995
     Before deduction of purchase and
     redemption fees described below             (15.83)       (3.82)        --            --          (2.15)
     After deduction of 2% purchase and
     2% redemption fees--both paid
     to the portfolio, not to Bernstein          (19.17)       (7.63)        --            --          (2.97)
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                            3.39         5.37         5.70          7.67%        7.76     January 17, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                              3.32         5.37         5.40          6.16         6.51    December 12, 1988
------------------------------------------------------------------------------------------------------------------------------------
  Government Short Duration                        3.55         5.30         5.06          5.76         6.18      January 3, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Diversified Municipal                            3.14         5.04         4.60          5.86         5.92      January 9, 1989
------------------------------------------------------------------------------------------------------------------------------------
  California Municipal                             3.38         5.44         4.74          5.88         5.83       August 6, 1990
------------------------------------------------------------------------------------------------------------------------------------
  New York Municipal                               3.03         4.93         4.58          5.91         5.99      January 9, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal             2.23         3.77         3.71          --           4.02      October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration California Municipal              2.41         3.87         3.63          --           3.95      October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration New York Municipal                2.23         3.64         3.53          --           3.82      October 3, 1994

LIPPER MUTUAL-FUND COMPOSITES(4)
-----------------------------------------------------------------------------------------------------------------------------------
  Foreign Stock Composite                        (12.62)%      12.23%       11.18%        10.84%
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond Composite                      4.02         5.61         5.46          7.02
------------------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Composite                        3.70         5.65         5.34          6.05
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Municipal Composite                 3.29         4.66         4.43          5.96
------------------------------------------------------------------------------------------------------------------------------------
  Short-Term Municipal Composite                   2.42         3.75         3.89          4.56

MARKET BENCHMARKS
-----------------------------------------------------------------------------------------------------------------------------------
  Major Foreign Markets Index (MSCI EAFE)(5)      (8.19)%      12.29%       15.96%        12.28%
-----------------------------------------------------------------------------------------------------------------------------------
  MSCI Emerging Markets Free Index               (21.84)        0.41        (1.66)         9.48
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Emerging Markets Index                  (22.38)        6.56         --            --
-----------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index             4.81         6.99         6.47          8.05
-----------------------------------------------------------------------------------------------------------------------------------
  Inflation                                        1.46         3.45         2.54          2.73
-----------------------------------------------------------------------------------------------------------------------------------

(1) Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) Tax-Managed International Value, International Value II and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.
(3) International Value II (IVP II) is a continuation of Bernstein's International Value portfolio (IVP), now called Tax-Managed International Value (TMIVP). On April 30, 1999, IVP was split into two portfolios: IVP II for tax-exempt investors, such as 401(k) and other retirement plans; and TMIVP for taxable investors. Both portfolios have the same overall investment style, except that the latter now includes tax management. IVP II is an extension of the original IVP in that it is managed without regard to tax considerations.
(4) Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from Bernstein's portfolios.
(5) Morgan Stanley Capital International (MSCI) EAFE index of major foreign markets in Europe, Australia and the Far East, with currencies half-hedged and countries weighted according to gross domestic product


--------------------------------------------------------------------------------
2 Sanford C. Bernstein Fund, Inc.

To Our Shareholders:

Rising oil prices, a declining euro and worries about slower profit growth combined with the further deflating of the technology-stock bubble to push down stock markets worldwide this year. After solid gains in 1999, the major-foreign and emerging markets were down for the first nine months of 2000 (display, below left), along with the U.S. market.

      The Sanford C. Bernstein Fund's foreign-stock portfolios held up comparatively well in this difficult environment. For the 12 months ended September 30, Tax-Managed International Value returned 3.5%; and International Value II, 2.7%. Although both portfolios declined modestly in 2000's first nine months, they were down less than the major foreign markets as a whole. The more volatile emerging markets sustained a sharper loss, after spectacular gains in 1999. For the 12 months, Emerging Markets Value was down roughly 4%.

      But even as the markets as a group lost ground, many low-priced blue-chip stocks with good earnings growth achieved solid gains. At the same time, several technology stocks, which had been the darlings of investors, fared poorly. In fact, unmistakable signs emerged of a turn in the investing cycle in favor of "value" stocks--those priced cheaply in relation to their earnings potential, which dominate the Fund's foreign-stock portfolios.

      The Fund's municipal bond portfolios have performed strongly. Most handily beat their competition over the past year. Active bond management has enabled the portfolios to profit from an unusual supply/demand imbalance in the municipal markets. Even as demand for tax-sheltered investments remained strong because of the long U.S. economic boom, states and cities were issuing fewer bonds because their coffers were overflowing with tax revenues, and interest-rate increases had made borrowing expensive. In California, for instance, the yields on state bonds have been at record lows and bond prices at corresponding highs, because of intense demand. Emphasizing high-quality bonds has allowed the Fund's California Municipal portfolio to outperform its competitive benchmark by almost a full percentage point.

      This year has also presented a compelling opportunity in taxable bonds. The U.S. Treasury's plan to buy back much of its debt, now that the federal government is running budget surpluses, touched off panic buying of popular long-term Treasury bonds. This in turn pushed up their prices and drove down their yields. The result has been an extraordinary yield advantage for non-Treasury bonds--corporate, mortgage and agency securities--over Treasuries (display, below right). Intermediate Duration has been able to buy high-quality bonds with generous relative yields without lowering credit quality or increasing risk.

      Bernstein established the Fund to provide meaningful diversification to U.S. stocks. The strong gains by bonds, in particular, at a time when the major U.S. stock-market indexes were all down, underscore just how important that stabilizing function can be.

While foreign stock markets have struggled this year...

      [The following was depicted as a bar chart in the printed material.]


                        Major Foreign Markets*         Emerging Markets

1999                            36.0%                        66.4%
2000:Jan-Sep                    (5.7)%                      (20.0)%

*MSCI EAFE half-hedged, GDP-weighted
 Source: Morgan Stanley Capital International (MSCI)

 ...bonds have provided strong returns, with a yield bonanza among non-Treasury issues

                        Yield Advantage Over Treasuries
    [The following was depicted as a mountain chart in the printed material.]

                        30 yr "A" Corporates*  Mortgages
               8/25/98          117               72
                9/1/98          130               64
                9/3/98          124               64
               9/11/98          134               65
               9/16/98          126               76
               9/24/98          125               77
               10/1/98          130               81
               10/9/98          158               91
              10/16/98          132               84
              10/22/98          129               95
              10/29/98          139               85
               11/5/98          126               68
              11/12/98          121               70
              11/19/98          112               65
              11/25/98          106               77
              11/30/98          106               82
               12/3/98          119               78
              12/10/98          115               67
              12/17/98          103               64
              12/24/98          103               60
              12/31/98          103               58
                1/7/99          102               51
               1/14/99          101               59
               1/21/99          103               58
               1/29/99          100               62
                2/4/99          95                53
               2/11/99          103               49
               2/18/99          99                44
               2/26/99          96                45
                3/5/99          100               47
               3/11/99          90                47
               3/18/99          87                48
               3/25/99          86                48
               3/31/99          87                45
                4/8/99          86                54
               4/15/99          91                44
               4/22/99          92                41
               4/30/99          99                43
                5/6/99          95                42
               5/13/99          101               50
               5/20/99          110               53
               5/28/99          116               54
                6/3/99          117               56
               6/10/99          122               58
               6/17/99          124               56
               6/24/99          121               61
               6/30/99          119               58
                7/8/99          118               62
               7/15/99          119               62
               7/22/99          128               76
               7/30/99          126               72
                8/5/99          130               77
               8/12/99          131               92
               8/19/99          124               75
               8/26/99          114               74
               8/31/99          124               87
                9/8/99          132               73
               9/15/99          120               62
               9/22/99          126               73
               9/30/99          129               73
               10/6/99          125               63
              10/13/99          125               58
              10/20/99          120               63
              10/29/99          119               61
               11/3/99          114               62
              11/10/99          118               60
              11/17/99          113               60
              11/24/99          113               58
              11/30/99          112               57
               12/8/99          111               60
              12/15/99          112               58
              12/22/99          110               58
              12/31/99          112               54
                1/5/00          111               51
               1/12/00          121               53
               1/19/00          121               59
               1/26/00          119               60
               1/31/00          131               73
                2/3/00          141               82
                 9-Feb          145               73
               2/16/00          154               82
               2/23/00          158               82
               2/29/00          152               84
                3/8/00          153               79
               3/15/00          167               89
               3/22/00          168               99
               3/31/00          168               107
                4/5/00          169               101
               4/12/00          179               110
               4/19/00          171               106
               4/28/00          176               105
               5/10/00          190               114
               5/17/00          200               116
               5/24/00          193               113
               5/31/00          204               117
                 7-Jun          187               105
                14-Jun          180               103
                21-Jun          187               105
                30-Jun          192               107
               7/12/00          187               103
               7/19/00          187               111
               7/26/00          190               111
               7/31/00          197               113
                8/9/00          195               109
               8/16/00          202               108
               8/23/00          207               108
               8/31/00          213               108
                9/8/00          210               112
                19-Sep          207               106
                29-Sep          196               91

*Corporates are 30-year A-rated industrials.


--------------------------------------------------------------------------------
                                                            2000 Annual Report 3

Foreign-Stock Portfolios

Tax-Managed International Value

Growth of $25,000(1)

                            [Line Chart Appears Here]

                     EAFE           Lipper       Tax-Managed
                    Foreign        Foreign      International
      Yr:Month    Stock-Market      Stock        Value (after
                 Index (before    Composite       all costs)
                   all costs)

        92:6        25000            25000          25000
           7        23874            24128          24179
           8        24569            24354          25280
           9        23844            23833          23979
          10        23575            23097          23419
          11        24015            23221          23499
          12        24102            23530          23754
        93:1        24357            23608          24184
           2        25178            24153          25128
           3        26568            25530          27419
           4        28548            26812          29208
           5        28798            27393          29854
           6        28578            26815          29128
           7        29727            27660          30537
           8        31644            29356          32261
           9        30796            29171          31280
          10        31943            30440          31986
          11        29609            29219          29954
          12        31821            31928          31953
        94:1        34058            33898          34245
           2        33475            33159          33820
           3        32679            31686          33942
           4        34146            32482          35041
           5        33453            32381          34733
           6        32855            32038          34142
           7        33706            32919          34883
           8        34225            33887          35351
           9        32753            33043          33957
          10        33379            33684          34140
          11        32424            32027          33059
          12        32660            31719          33177
        95:1        31654            30143          32358
           2        31388            30185          31758
           3        31740            31175          31758
           4        33108            32182          32769
           5        32962            32455          32746
           6        32483            32455          32488
           7        34704            34192          34252
           8        34427            33546          34360
           9        34652            34035          34575
          10        33819            33348          34315
          11        34732            33705          34423
          12        36239            34723          35854
        96:1        37316            35486          37333
           2        37176            35628          37267
           3        37820            36241          37928
           4        39199            37401          39453
           5        38796            37300          39518
           6        39185            37550          39960
           7        37640            36175          38436
           8        37769            36573          38591
           9        39247            37363          40048
          10        38836            37117          40004
          11        40634            38705          41726
          12        40502            38837          42115
        97:1        40849            38713          42091
           2        41530            39255          42681
           3        42315            39341          43601
           4        42868            39420          43884
           5        44508            41738          45300
           6        47326            43670          47258
           7        49367            44797          49688
           8        45774            41643          46574
           9        48549            44125          49358
          10        44565            40842          46810
          11        45090            40385          46291
          12        46292            40647          46017
        98:1        48853            41639          48562
           2        51555            44412          50614
           3        54988            46748          54587
           4        55299            47459          54276
           5        56376            47558          55912
           6        57159            47135          55678
           7        58167            47786          56535
           8        50245            40957          48121
           9        47810            39474          45810
          10        51829            42313          47913
          11        55318            44496          50692
          12        56631            45880          51058
        99:1        57493            46320          51144
           2        56523            45148          49797
           3        59737            46706          52921
           4        62539            48896          55702
           5        59821            46882          54412
           6        63022            49371          56505
           7        63775            50749          57336
           8        64044            51256          57996
           9        64700            51523          57422
          10        67026            53414          57881
          11        70056            57863          58540
          12        77028            64853          62653
        00:1        73988            61708          58959
           2        77563            65953          59745
           3        79128            66177          61635
           4        76189            61704          60210
           5        74416            59569          60181
           6        76795            62267          62886
           7        74254            60107          61461
           8        75671            61273          62071
           9        72650            57823          59425

International Value II

Growth of $25,000(1)

                            [Line Chart Appears Here]

                    EAFE
                   Foreign          Lipper
                 Stock-Market      Foreign       International
      Yr:Month  Index (before       Stock          Value II
                  all costs)      Composite    (after all costs)

        99:4        25000           25000           25000
           5        23913           23970           24357
           6        25193           25243           25270
           7        25494           25947           25708
           8        25602           26207           26081
           9        25864           26343           25875
          10        26794           27310           25888
          11        28005           29584           26004
          12        30792           33158           27631
        00:1        29577           31550           26032
           2        31006           33721           26461
           3        31632           33835           27384
           4        30456           31548           26708
           5        29748           30457           26734
           6        30699           31836           28034
           7        29683           30732           27358
           8        30249           31328           27670
           9        29042           29564           26578

Emerging Markets Value

Growth of $25,000(1)

                            [Line Chart Appears Here]

                     MSCI           Lipper       Emerging Markets
                   Emerging        Emerging   Value after deduction of
 Yr:Month        Markets Free      Markets      2% purchase and 2%
                Index (before       Index     redemption fees -- both
                  all costs)                   paid to the portfolio,
                                                not to Bernstein
                                              See footnote 2 below.

    95:12           25000           25000             25000
     96:1           26777           27272             26784
        2           26351           26954             26760
        3           26557           27178             27071
        4           27618           28131             28422
        5           27495           28407             28266
        6           27667           28461             27932
        7           25776           26805             26186
        8           26436           27536             26174
        9           26665           27818             26090
       10           25954           27175             24942
       11           26388           27794             25803
       12           26508           28037             26226
     97:1           28316           30166             28281
        2           29528           31243             28953
        3           28753           30442             28593
        4           28804           30448             28100
        5           29628           31498             28401
        6           31214           33048             29230
        7           31680           34010             30395
        8           27648           30275             27115
        9           28414           31368             27079
       10           23752           26132             22898
       11           22885           24939             20700
       12           23437           25166             19952
     98:1           21599           23415             19113
        2           23853           25419             20954
        3           24888           26311             21956
        4           24617           26366             21405
        5           21243           22430             18687
        6           19015           20304             16433
        7           19618           20923             16595
        8           13946           14928             12374
        9           14830           15488             12663
       10           16392           16977             14128
       11           17755           18118             15618
       12           17498           17891             15743
     99:1           17216           17528             15350
        2           17383           17377             15553
        3           19674           19313             17581
        4           22108           21996             21092
        5           21980           21729             21498
        6           24474           24170             23767
        7           23809           23568             23133
        8           24026           23306             23222
        9           23213           22479             21950
       10           23707           23155             22099
       11           25833           25709             23552
       12           29118           30227             26693
     00:1           29292           29876             25794
        2           29678           30766             24957
        3           29823           30859             25082
        4           26996           27501             23884
        5           25880           26038             22198
        6           26792           27330             22910
        7           25414           26215             22710
        8           25539           26485             22510
        9           23309           23953             21112

Taxable-Bond Portfolios

Intermediate Duration

Growth of $25,000(1)

                            [Line Chart Appears Here]

                   Lipper           Lehman
                Intermediate       Brothers      Intermediate
 Yr:Month           Bond          Aggregate        Duration
                  Composite       Bond Index      (after all
                              (before all costs)    costs)

     89:1           25000           25000           25000
        2           24898           24820           24865
        3           24982           24927           25000
        4           25397           25448           25432
        5           25869           26117           25948
        6           26462           26911           26694
        7           26919           27484           27103
        8           26658           27077           26868
        9           26768           27215           27003
       10           27228           27885           27602
       11           27424           28150           27776
       12           27501           28226           27846
     90:1           27289           27890           27522
        2           27365           27979           27602
        3           27409           27999           27649
        4           27269           27741           27427
        5           27861           28562           28083
        6           28207           29022           28447
        7           28534           29424           28769
        8           28326           29030           28480
        9           28447           29272           28597
       10           28618           29645           28879
       11           29082           30283           29443
       12           29457           30757           29892
     91:1           29731           31138           30044
        2           30004           31403           30478
        3           30229           31620           30782
        4           30574           31961           31132
        5           30773           32146           31361
        6           30773           32130           31371
        7           31124           32577           31798
        8           31749           33281           32494
        9           32324           33956           33042
       10           32666           34333           33469
       11           32987           34649           33818
       12           33920           35678           35005
     92:1           33533           35193           34509
        2           33661           35422           34754
        3           33530           35222           34594
        4           33764           35476           34848
        5           34308           36146           35499
        6           34798           36644           35991
        7           35592           37391           36844
        8           35891           37770           37051
        9           36372           38218           37443
       10           35830           37711           36919
       11           35726           37719           37071
       12           36222           38319           37692
     93:1           36947           39054           38306
        2           37619           39738           38962
        3           37766           39904           39109
        4           38034           40182           39343
        5           38004           40234           39503
        6           38676           40962           40374
        7           38839           41195           40778
        8           39557           41917           41611
        9           39712           42030           41673
       10           39839           42187           41895
       11           39484           41828           41396
       12           39670           42055           41589
     94:1           40174           42622           42150
        2           39459           41881           41399
        3           38598           40846           40633
        4           38251           40520           40296
        5           38194           40516           40251
        6           38121           40426           40172
        7           38693           41231           40833
        8           38770           41280           40805
        9           38332           40674           40199
       10           38275           40637           40152
       11           38164           40548           40034
       12           38347           40828           40276
     95:1           38956           41636           41077
        2           39767           42626           41895
        3           40013           42888           42115
        4           40530           43487           42631
        5           41960           45170           44120
        6           42225           45501           44477
        7           42111           45399           44303
        8           42582           45947           44811
        9           42957           46394           45353
       10           43490           46998           46074
       11           44098           47702           46722
       12           44658           48371           47458
     96:1           44953           48692           47630
        2           44185           47846           46700
        3           43884           47513           46435
        4           43616           47246           46241
        5           43538           47150           46218
        6           44034           47783           46715
        7           44135           47914           46889
        8           44100           47834           46899
        9           44819           48668           47645
       10           45724           49746           48616
       11           46497           50598           49536
       12           46088           50127           49158
     97:1           46222           50281           49215
        2           46314           50406           49317
        3           45828           49847           48794
        4           46423           50593           49429
        5           46823           51072           49802
        6           47342           51678           50402
        7           48559           53071           51431
        8           48132           52619           51177
        9           48801           53395           51772
       10           49377           54169           52474
       11           49515           54419           52619
       12           49961           54967           52922
     98:1           50605           55672           53540
        2           50534           55630           53540
        3           50711           55822           53715
        4           50929           56113           53924
        5           51382           56645           54413
        6           51752           57126           54679
        7           51851           57247           54896
        8           52483           58179           55438
        9           53643           59541           56219
       10           53252           59227           55768
       11           53497           59563           56338
       12           53673           59742           56559
     99:1           54017           60168           57106
        2           53012           59118           56279
        3           53394           59445           56714
        4           53554           59634           56946
        5           52997           59115           56731
        6           52801           58923           56592
        7           52621           58673           56324
        8           52537           58643           56207
        9           53062           59324           56803
       10           53131           59542           56898
       11           53174           59538           56987
       12           52945           59250           56923
     00:1           52749           59056           56722
        2           53261           59771           57304
        3           53873           60558           57890
        4           53577           60385           57489
        5           53470           60357           57185
        6           54550           61613           58379
        7           54970           62172           58797
        8           55685           63073           59469
        9           56041           63470           59852

Short Duration Plus

Growth of $25,000(1)

                            [Line Chart Appears Here]

                Merril Lynch    Lipper Short       Short
                 1-3 Year        Investment    Duration Plus
Yr:Month       Treasury Index    Grade Bond     (after all
             (before all costs)  Composite         costs)

     88:12          25000           25000          25000
     89:1           25198           25208          25200
        2           25198           25253          25247
        3           25313           25377          25372
        4           25701           25671          25674
        5           26086           26005          25969
        6           26574           26392          26366
        7           26967           26727          26663
        8           26800           26677          26653
        9           26958           26815          26826
       10           27365           27161          27153
       11           27610           27354          27348
       12           27720           27480          27453
     90:1           27743           27469          27517
        2           27873           27612          27637
        3           27967           27739          27770
        4           28022           27789          27812
        5           28450           28164          28152
        6           28750           28431          28399
        7           29109           28889          28676
        8           29196           28947          28799
        9           29436           29112          28939
       10           29760           29319          29153
       11           30051           29621          29391
       12           30416           29905          29723
     91:1           30694           30099          29845
        2           30877           30340          30225
        3           31085           30577          30514
        4           31379           30883          30847
        5           31569           31099          31109
        6           31698           31176          31246
        7           31974           31454          31533
        8           32413           31882          31918
        9           32763           32261          32198
       10           33114           32580          32575
       11           33458           32887          32930
       12           33967           33459          33404
     92:1           33915           33372          33364
        2           34033           33495          33526
        3           34020           33482          33521
        4           34333           33713          33881
        5           34645           34050          34236
        6           34998           34411          34608
        7           35390           34848          34968
        8           35702           35085          35102
        9           36041           35394          35287
       10           35825           35153          35147
       11           35766           35090          35255
       12           36106           35374          35509
     93:1           36482           35788          35792
        2           36794           36139          36056
        3           36904           36258          36189
        4           37133           36472          36321
        5           37029           36457          36434
        6           37302           36760          36773
        7           37388           36863          36946
        8           37714           37191          37200
        9           37837           37325          37225
       10           37911           37433          37368
       11           37920           37381          37275
       12           38060           37538          37435
     94:1           38305           37819          37690
        2           38060           37543          37522
        3           37870           37232          37320
        4           37736           37057          37293
        5           37790           37071          37333
        6           37902           37097          37408
        7           38228           37405          37682
        8           38362           37532          37755
        9           38275           37435          37650
       10           38361           37480          37740
       11           38190           37386          37547
       12           38277           37412          37640
     95:1           38809           37786          38104
        2           39343           38281          38581
        3           39562           38484          38736
        4           39915           38842          39076
        5           40612           39572          39615
        6           40830           39794          39835
        7           41000           39885          39970
        8           41243           40161          40202
        9           41444           40394          40422
       10           41794           40721          40784
       11           42163           41067          41076
       12           42487           41391          41441
     96:1           42848           41702          41668
        2           42667           41543          41521
        3           42629           41506          41508
        4           42665           41523          41593
        5           42752           41589          41676
        6           43059           41876          41913
        7           43229           42035          42113
        8           43377           42161          42298
        9           43770           42541          42660
       10           44263           42979          43167
       11           44602           43318          43454
       12           44602           43318          43424
     97:1           44812           43509          43663
        2           44915           43635          43781
        3           44897           43587          43770
        4           45264           43918          44072
        5           45573           44217          44339
        6           45887           44504          44610
        7           46391           44990          44949
        8           46434           45012          45058
        9           46786           45341          45308
       10           47134           45594          45582
       11           47248           45699          45699
       12           47571           45960          45830
     98:1           48033           46360          46237
        2           48074           46411          46299
        3           48270           46587          46405
        4           48496           46792          46609
        5           48754           47035          46809
        6           49008           47242          46993
        7           49237           47436          47245
        8           49856           47759          47568
        9           50517           48322          48073
       10           50765           48298          48127
       11           50720           48399          48294
       12           50899           48578          48549
     99:1           51101           48797          48776
        2           50852           48587          48619
        3           51205           48952          48975
        4           51370           49133          49153
        5           51337           49039          49241
        6           51497           49118          49400
        7           51660           49162          49529
        8           51810           49241          49635
        9           52147           49590          49911
       10           52285           49709          50049
       11           52384           49854          50225
       12           52459           49933          50384
     00:1           52440           49918          50372
        2           52789           50238          50654
        3           53116           50524          50900
        4           53254           50544          50924
        5           53473           50676          51077
        6           54028           51259          51628
        7           54370           51566          51849
        8           54771           51968          52199
        9           55165           52394          52591

Government Short Duration

Growth of $25,000(1)

                            [Line Chart Appears Here]

                Merril Lynch     Lipper Short     Government
                  1-3 Year        U.S. Gov't    Short Duration
Yr:Month       Treasury Index        Bond         (after all
             (before all costs)   Composite         costs)

     89:1           25000           25000           25000
        2           25000           25003           25037
        3           25115           25108           25129
        4           25499           25469           25460
        5           25882           25660           25740
        6           26366           26104           26140
        7           26756           26464           26441
        8           26590           26292           26361
        9           26747           26432           26520
       10           27151           26839           26880
       11           27394           27051           27044
       12           27503           27156           27176
     90:1           27525           27115           27196
        2           27654           27240           27327
        3           27748           27322           27434
        4           27802           27352           27496
        5           28227           27759           27854
        6           28524           28043           28097
        7           28880           28371           28393
        8           28967           28416           28515
        9           29205           28626           28718
       10           29526           28918           28997
       11           29816           29236           29267
       12           30177           29564           29615
     91:1           30454           29833           29844
        2           30635           30003           30055
        3           30841           30168           30219
        4           31133           30446           30472
        5           31321           30616           30636
        6           31450           30680           30723
        7           31724           30972           30984
        8           32159           31396           31393
        9           32506           31763           31724
       10           32854           32081           32079
       11           33196           32386           32424
       12           33700           32917           32938
     92:1           33649           32723           32804
        2           33767           32808           32839
        3           33753           32765           32737
        4           34064           33034           33115
        5           34374           33381           33472
        6           34724           33698           33845
        7           35113           34102           34198
        8           35422           34382           34285
        9           35759           34660           34441
       10           35544           34390           34362
       11           35486           34335           34439
       12           35823           34665           34707
     93:1           36196           35101           34953
        2           36505           35435           35181
        3           36615           35548           35253
        4           36842           35747           35350
        5           36739           35704           35422
        6           37009           36036           35715
        7           37095           36134           35869
        8           37419           36488           36165
        9           37540           36590           36200
       10           37614           36652           36319
       11           37623           36546           36212
       12           37762           36677           36304
     94:1           38005           36927           36510
        2           37762           36620           36334
        3           37574           36243           36234
        4           37441           35986           36125
        5           37494           35921           36150
        6           37605           35918           36234
        7           37928           36208           36530
        8           38062           36292           36624
        9           37975           36165           36508
       10           38061           36186           36590
       11           37891           36042           36428
       12           37977           36121           36456
     95:1           38505           36569           36932
        2           39034           37092           37399
        3           39252           37285           37583
        4           39602           37605           37914
        5           40294           38346           38495
        6           40510           38538           38766
        7           40678           38584           38855
        8           40920           38866           39066
        9           41119           39087           39262
       10           41466           39435           39568
       11           41833           39814           39866
       12           42154           40144           40142
     96:1           42512           40433           40350
        2           42332           40247           40231
        3           42295           40199           40246
        4           42330           40207           40224
        5           42417           40255           40271
        6           42722           40525           40527
        7           42890           40659           40681
        8           43037           40768           40820
        9           43427           41119           41133
       10           43916           41551           41580
       11           44253           41871           41856
       12           44253           41858           41783
     97:1           44460           42055           42006
        2           44563           42164           42113
        3           44545           42088           42103
        4           44909           42396           42392
        5           45215           42646           42650
        6           45527           42872           42913
        7           46027           43318           43241
        8           46070           43335           43314
        9           46419           43634           43549
       10           46764           43939           43848
       11           46878           44036           43927
       12           47198           44252           44142
     98:1           47656           44628           44461
        2           47697           44659           44515
        3           47891           44807           44648
        4           48116           44981           44808
        5           48372           45211           44995
        6           48624           45410           45198
        7           48851           45591           45430
        8           49465           46056           45805
        9           50121           46618           46316
       10           50367           46698           46453
       11           50323           46688           46485
       12           50501           46824           46594
     99:1           50700           47048           46768
        2           50453           46865           46628
        3           50804           47141           46939
        4           50967           47325           47114
        5           50935           47283           47097
        6           51094           47297           47215
        7           51256           47358           47341
        8           51404           47444           47440
        9           51738           47742           47735
       10           51875           47867           47869
       11           51974           47991           47990
       12           52048           48005           48031
     00:1           52029           48039           48030
        2           52375           48313           48302
        3           52700           48695           48542
        4           52837           48870           48731
        5           53054           48953           48873
        6           53605           49442           49312
        7           53943           49734           49561
        8           54342           50102           49931
        9           54732           50463           50263

--------------------------------------------------------------------------------
(1) Past performance is not predictive of future results. For International Value, the index is the Morgan Stanley Capital International (MSCI) EAFE index of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Free index. Both indexes are theoretical measures of stock performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. The Lipper composites are the equal-weighted average returns of the funds in Lipper's international and emerging-markets categories.
(2) Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have declined to $21,983.


--------------------------------------------------------------------------------
4 Sanford C. Bernstein Fund, Inc.

Municipal Bond Portfolios (Intermediate and Short-Term)

Diversified Municipal

Growth of $25,000(1)

                            [Line Chart Appears Here]

                   Lipper      Lehman Brothers
                Intermediate    Five-Year G/O     Diversified
                  Municipal     Index (before      Municipal
    Yr:Month      Composite       all costs)   (after all costs)

        89:1        25000           25000           25000
           2        24893           24735           24863
           3        24820           24577           24736
           4        25212           24999           25164
           5        25550           25454           25550
           6        25829           25734           25878
           7        26128           26110           26189
           8        26011           26008           26027
           9        25972           26021           25973
          10        26203           26250           26266
          11        26510           26584           26602
          12        26743           26799           26769
        90:1        26679           26812           26669
           2        26884           27013           26843
           3        26868           26930           26823
           4        26723           26841           26741
           5        27177           27332           27152
           6        27405           27532           27351
           7        27748           27859           27637
           8        27501           27764           27510
           9        27592           27823           27622
          10        27934           28232           28022
          11        28375           28638           28403
          12        28517           28744           28590
        91:1        28845           29167           28933
           2        29096           29432           29187
           3        29111           29365           29102
           4        29416           29732           29448
           5        29622           29883           29565
           6        29593           29877           29545
           7        29856           30176           29774
           8        30166           30565           30144
           9        30504           30941           30443
          10        30758           31176           30652
          11        30841           31276           30818
          12        31433           31980           31500
        92:1        31521           32041           31450
           2        31555           32060           31425
           3        31489           31954           31229
           4        31732           32235           31393
           5        32068           32525           31803
           6        32520           32994           32239
           7        33486           33858           33167
           8        33148           33604           32915
           9        33343           33816           33154
          10        33067           33708           32796
          11        33622           34116           33281
          12        33915           34354           33560
        93:1        34298           34725           33893
           2        35320           35632           34711
           3        34938           35229           34381
           4        35225           35455           34587
           5        35362           35579           34642
           6        35875           36059           35137
           7        35879           36084           35040
           8        36542           36575           35639
           9        36966           36838           36007
          10        37044           36894           36062
          11        36807           36787           35883
          12        37436           37291           36391
        94:1        37833           37641           36706
           2        37008           36937           36065
           3        35957           36114           35366
           4        36141           36478           35368
           5        36408           36683           35587
           6        36303           36598           35483
           7        36760           36997           35871
           8        36903           37175           36012
           9        36527           36896           35719
          10        36100           36689           35420
          11        35562           36454           35020
          12        36091           36775           35475
        95:1        36799           37128           36132
           2        37572           37667           36876
           3        37910           38266           37259
           4        37974           38369           37321
           5        38878           39209           38266
           6        38734           39241           38107
           7        39094           39790           38458
           8        39478           40192           38841
           9        39651           40312           38993
          10        40032           40482           39376
          11        40464           40826           39818
          12        40735           41050           40075
        96:1        41078           41539           40373
           2        40946           41398           40264
           3        40483           41178           39891
           4        40406           41116           39808
           5        40386           41067           39813
           6        40629           41359           40080
           7        40986           41632           40366
           8        40994           41719           40331
           9        41343           42032           40701
          10        41740           42423           41035
          11        42362           43012           41640
          12        42234           42948           41532
        97:1        42323           43064           41687
           2        42632           43370           41938
           3        42189           42880           41599
           4        42396           43094           41851
           5        42900           43564           42281
           6        43286           43947           42594
           7        44230           44743           43376
           8        43867           44505           43145
           9        44319           44906           43532
          10        44523           45180           43687
          11        44687           45324           43832
          12        45246           45732           44307
        98:1        45626           46135           44617
           2        45644           46190           44677
           3        45644           46269           44709
           4        45402           46047           44638
           5        46043           46595           45043
           6        46172           46739           45175
           7        46250           46907           45297
           8        46925           47541           45750
           9        47432           48025           46137
          10        47418           48126           46223
          11        47503           48194           46252
          12        47665           48406           46356
        99:1        48208           48895           46841
           2        47933           48836           46767
           3        47890           48904           46802
           4        48020           49046           46924
           5        47731           48879           46795
           6        47049           48337           46390
           7        47265           48593           46545
           8        47029           48593           46470
           9        47048           48763           46491
          10        46704           48656           46295
          11        47097           48914           46673
          12        46875           48752           46566
        00:1        46655           48730           46487
           2        47010           48880           46726
           3        47672           49318           47350
           4        47482           49221           47262
           5        47263           49201           47130
           6        48251           50111           47949
           7        48791           50657           48407
           8        49387           51189           48906
           9        49239           51103           48835

Short Duration Diversified Municipal

Growth of $25,000(1)

                            [Line Chart Appears Here]

                   Lehman           Lipper     Short Duration
                  Brothers        Short-Term     Diversified
    Yr:Month      One-Year        Municipal       Municipal
               Municipal Index    Composite   (after all costs)
              (before all costs)

       94:10        25000           25000           25000
          11        25038           24918           25015
          12        25102           25007           25112
        95:1        25231           25187           25255
           2        25402           25424           25462
           3        25570           25584           25617
           4        25663           25669           25684
           5        25904           25938           25959
           6        25992           26032           26072
           7        26182           26185           26204
           8        26321           26313           26314
           9        26394           26377           26366
          10        26502           26503           26479
          11        26628           26662           26616
          12        26728           26777           26709
        96:1        26881           26937           26844
           2        26946           26970           26878
           3        26964           26919           26869
           4        27028           26948           26901
           5        27096           27007           26968
           6        27228           27105           27053
           7        27343           27229           27168
           8        27396           27289           27206
           9        27520           27423           27336
          10        27661           27574           27441
          11        27828           27745           27608
          12        27888           27789           27657
        97:1        28049           27886           27786
           2        28139           28006           27854
           3        28125           27934           27827
           4        28238           28029           27913
           5        28380           28199           28058
           6        28493           28343           28167
           7        28668           28573           28298
           8        28704           28573           28335
           9        28852           28767           28477
          10        28963           28871           28564
          11        29052           28957           28624
          12        29182           29114           28752
        98:1        29335           29262           28882
           2        29437           29332           28971
           3        29521           29394           29036
           4        29557           29394           29078
           5        29711           29576           29204
           6        29820           29677           29271
           7        29922           29772           29379
           8        30103           29986           29512
           9        30246           30142           29622
          10        30389           30245           29727
          11        30480           30302           29813
          12        30566           30402           29885
        99:1        30737           30566           30035
           2        30847           30569           30143
           3        30873           30612           30184
           4        30944           30689           30244
           5        31005           30701           30293
           6        30977           30593           30288
           7        31088           30691           30363
           8        31164           30694           30398
           9        31269           30768           30483
          10        31337           30777           30513
          11        31434           30882           30631
          12        31460           30885           30652
        00:1        31580           30904           30745
           2        31675           31018           30818
           3        31812           31167           30942
           4        31888           31198           30988
           5        31941           31232           31025
           6        32203           31488           31273
           7        32383           31680           31426
           8        32549           31848           31579
           9        32621           31922           31633

California Municipal

Growth of $25,000(1)

                            [Line Chart Appears Here]

                   Lipper
                Intermediate  California    Lehman Brothers
                 California   Municipal      Five-Year G/O
    Yr:Month      Municipal   (after all     Index (before
                  Composite     costs)         all costs)

        90:8        25000       25000           25000
           9        24988       25155           25053
          10        25452       25459           25421
          11        26015       25844           25787
          12        26127       26072           25882
        91:1        26424       26340           26263
           2        26557       26649           26502
           3        26578       26566           26441
           4        26942       26814           26771
           5        27184       26937           26908
           6        27108       26889           26902
           7        27472       27112           27171
           8        27796       27378           27522
           9        28168       27686           27860
          10        28430       27891           28072
          11        28510       27989           28162
          12        29051       28558           28796
        92:1        29133       28610           28850
           2        29153       28600           28868
           3        29074       28370           28772
           4        29278       28578           29026
           5        29571       28916           29287
           6        29952       29279           29709
           7        30776       30091           30487
           8        30440       29901           30258
           9        30626       30111           30449
          10        30292       29803           30352
          11        30792       30239           30719
          12        31054       30500           30934
        93:1        31389       30820           31268
           2        32347       31647           32084
           3        32001       31314           31721
           4        32253       31469           31924
           5        32369       31577           32036
           6        32826       31950           32469
           7        32796       31855           32491
           8        33423       32374           32933
           9        33820       32702           33170
          10        33875       32727           33220
          11        33637       32544           33124
          12        34240       33015           33578
        94:1        34609       33326           33893
           2        33838       32694           33259
           3        32890       32066           32518
           4        33025       32043           32846
           5        33246       32213           33030
           6        33140       32168           32954
           7        33617       32562           33313
           8        33745       32664           33473
           9        33428       32381           33222
          10        32970       32096           33036
          11        32459       31737           32825
          12        32825       31975           33114
        95:1        33495       32592           33431
           2        34239       33414           33916
           3        34578       33727           34455
           4        34626       33804           34549
           5        35481       34674           35305
           6        35258       34446           35333
           7        35635       34807           35828
           8        36027       35120           36190
           9        36229       35330           36298
          10        36624       35701           36451
          11        37048       36150           36761
          12        37252       36362           36963
        96:1        37584       36708           37403
           2        37460       36580           37276
           3        37029       36160           37078
           4        36999       36109           37022
           5        36988       36084           36978
           6        37240       36350           37241
           7        37571       36604           37486
           8        37571       36626           37565
           9        37879       36955           37847
          10        38266       37284           38199
          11        38874       37797           38730
          12        38730       37716           38672
        97:1        38804       37822           38776
           2        39052       38042           39051
           3        38681       37705           38610
           4        38863       37898           38803
           5        39372       38309           39226
           6        39730       38619           39571
           7        40648       39374           40288
           8        40307       39162           40074
           9        40710       39476           40435
          10        40820       39611           40681
          11        40987       39739           40812
          12        41479       40108           41179
        98:1        41869       40439           41541
           2        41927       40519           41591
           3        41856       40487           41662
           4        41617       40393           41462
           5        42192       40840           41955
           6        42302       40959           42085
           7        42428       41068           42237
           8        43065       41530           42807
           9        43702       41989           43244
          10        43641       42030           43334
          11        43759       42140           43395
          12        43776       42163           43586
        99:1        44289       42589           44026
           2        44080       42484           43973
           3        44147       42539           44035
           4        44182       42586           44163
           5        43912       42376           44012
           6        43289       42044           43524
           7        43527       42208           43755
           8        43335       42105           43755
           9        43491       42243           43908
          10        43122       42035           43811
          11        43505       42342           44043
          12        43192       42137           43898
        00:1        43218       42158           43878
           2        43581       42497           44013
           3        44261       43082           44407
           4        44000       42842           44320
           5        43987       42874           44302
           6        44937       43594           45121
           7        45458       43999           45613
           8        46163       44600           46092
           9        45983       44540           46015

Short Duration California Municipal

Growth of $25,000(1)

                            [Line Chart Appears Here]

               Lehman Brothers     Lipper      Short Duration
                  One-Year       Short-Term      California
    Yr:Month      Municipal       Municipal       Municipal
                Index (before     Composite   (after all costs)
                  all costs)

       95:10        25000           25000           25000
          11        25038           24918           24978
          12        25102           25007           25055
        95:1        25231           25187           25202
           2        25402           25424           25451
           3        25570           25584           25566
           4        25663           25669           25668
           5        25904           25938           25915
           6        25992           26032           26000
           7        26182           26185           26185
           8        26321           26313           26267
           9        26394           26377           26332
          10        26502           26503           26442
          11        26628           26662           26554
          12        26728           26777           26631
        96:1        26881           26937           26786
           2        26946           26970           26813
           3        26964           26919           26793
           4        27028           26948           26841
           5        27096           27007           26885
           6        27228           27105           26990
           7        27343           27229           27105
           8        27396           27289           27146
           9        27520           27423           27256
          10        27661           27574           27384
          11        27828           27745           27530
          12        27888           27789           27578
        97:1        28049           27886           27683
           2        28139           28006           27747
           3        28125           27934           27740
           4        28238           28029           27824
           5        28380           28199           27923
           6        28493           28343           28030
           7        28668           28573           28178
           8        28704           28573           28209
           9        28852           28767           28317
          10        28963           28871           28393
          11        29052           28957           28446
          12        29182           29114           28571
        98:1        29335           29262           28693
           2        29437           29332           28778
           3        29521           29394           28837
           4        29557           29394           28849
           5        29711           29576           28967
           6        29820           29677           29055
           7        29922           29772           29190
           8        30103           29986           29317
           9        30246           30142           29443
          10        30389           30245           29569
          11        30480           30302           29655
          12        30566           30402           29686
        99:1        30737           30566           29832
           2        30847           30569           29915
           3        30873           30612           29929
           4        30944           30689           30007
           5        31005           30701           30024
           6        30977           30593           30014
           7        31088           30691           30115
           8        31164           30694           30168
           9        31269           30768           30296
          10        31337           30777           30326
          11        31434           30882           30393
          12        31460           30885           30388
        00:1        31580           30904           30497
           2        31675           31018           30614
           3        31812           31167           30727
           4        31888           31198           30740
           5        31941           31232           30816
           6        32203           31488           31059
           7        32383           31680           31208
           8        32549           31848           31386
           9        32621           31922           31467

New York Municipal

Growth of $25,000(1)

                            [Line Chart Appears Here]

                   Lipper
                Intermediate   Lehman Brothers
                  New York      Five-Year G/O      New York
    Yr:Month      Municipal     Index (before     Municipal
                  Composite       all costs)   (after all costs)

        89:1        25000           25000           25000
           2        24750           24735           24881
           3        24750           24577           24809
           4        25389           24999           25201
           5        25868           25454           25589
           6        26197           25734           26022
           7        26469           26110           26313
           8        26221           26008           26154
           9        26105           26021           26119
          10        26319           26250           26415
          11        26725           26584           26731
          12        26928           26799           26872
        90:1        26658           26812           26733
           2        26888           27013           26912
           3        26842           26930           26920
           4        26514           26841           26800
           5        27167           27332           27193
           6        27463           27532           27412
           7        27960           27859           27703
           8        27420           27764           27579
           9        27341           27823           27718
          10        27620           28232           28096
          11        28222           28638           28494
          12        28323           28744           28658
        91:1        28706           29167           28979
           2        28878           29432           29257
           3        28985           29365           29267
           4        29437           29732           29548
           5        29664           29883           29712
           6        29634           29877           29717
           7        30117           30176           29973
           8        30554           30565           30301
           9        31015           30941           30585
          10        31313           31176           30796
          11        31354           31276           30916
          12        31999           31980           31642
        92:1        31823           32041           31552
           2        31941           32060           31632
           3        32043           31954           31492
           4        32383           32235           31761
           5        32856           32525           32079
           6        33536           32994           32544
           7        34763           33858           33479
           8        34235           33604           33211
           9        34338           33816           33432
          10        34018           33708           33106
          11        34586           34116           33551
          12        34901           34354           33820
        93:1        35271           34725           34138
           2        36294           35632           35046
           3        35960           35229           34698
           4        36233           35455           34941
           5        36415           35579           35058
           6        36884           36059           35516
           7        36873           36084           35424
           8        37507           36575           35981
           9        37822           36838           36334
          10        37909           36894           36393
          11        37652           36787           36170
          12        38296           37291           36714
        94:1        38701           37641           37013
           2        37916           36937           36374
           3        36903           36114           35650
           4        37092           36478           35660
           5        37388           36683           35938
           6        37317           36598           35864
           7        37761           36997           36314
           8        37882           37175           36384
           9        37503           36896           36038
          10        37068           36689           35665
          11        36527           36454           35237
          12        37053           36775           35779
        95:1        37661           37128           36416
           2        38418           37667           37197
           3        38718           38266           37522
           4        38795           38369           37644
           5        39714           39209           38626
           6        39583           39241           38465
           7        39971           39790           38791
           8        40395           40192           39206
           9        40548           40312           39330
          10        40950           40482           39721
          11        41392           40826           40171
          12        41641           41050           40419
        96:1        41990           41539           40725
           2        41801           41398           40529
           3        41379           41178           40181
           4        41263           41116           40131
           5        41201           41067           40108
           6        41482           41359           40379
           7        41884           41632           40673
           8        41859           41719           40646
           9        42269           42032           41026
          10        42654           42423           41401
          11        43336           43012           41928
          12        43176           42948           41845
        97:1        43228           43064           41973
           2        43560           43370           42260
           3        43094           42880           41887
           4        43318           43094           42143
           5        43886           43564           42548
           6        44312           43947           42870
           7        45344           44743           43663
           8        44950           44505           43396
           9        45417           44906           43790
          10        45576           45180           43981
          11        45758           45324           44099
          12        46349           45732           44582
        98:1        46743           46135           44931
           2        46757           46190           44962
           3        46710           46269           44995
           4        46402           46047           44826
           5        47125           46595           45370
           6        47281           46739           45542
           7        47333           46907           45602
           8        48052           47541           46164
           9        48624           48025           46556
          10        48610           48126           46675
          11        48673           48194           46771
          12        48863           48406           46904
        99:1        49444           48895           47428
           2        49157           48836           47282
           3        49103           48904           47314
           4        49226           49046           47407
           5        48931           48879           47208
           6        48216           48337           46726
           7        48443           48593           46917
           8        48244           48593           46840
           9        48288           48763           46899
          10        47877           48656           46668
          11        48318           48914           47056
          12        48076           48752           46889
        00:1        47874           48730           46846
           2        48257           48880           47163
           3        49044           49318           47763
           4        48789           49221           47601
           5        48594           49201           47533
           6        49702           50111           48395
           7        50298           50657           48825
           8        50982           51189           49329
           9        50798           51103           49211

Short Duration New York Municipal

Growth of $25,000(1)

                            [Line Chart Appears Here]

               Lehman Brothers      Lipper     Short Duration
                  One-Year        Short-Term      New York
    Yr:Month   Municipal Index     Municipal      Municipal
              (before all costs)   Composite   (after all costs)

       94:10        25000           25000           25000
          11        25038           24918           24970
          12        25102           25007           25062
        95:1        25231           25187           25212
           2        25402           25424           25450
           3        25570           25584           25582
           4        25663           25669           25659
           5        25904           25938           25882
           6        25992           26032           25984
           7        26182           26185           26124
           8        26321           26313           26221
           9        26394           26377           26284
          10        26502           26503           26374
          11        26628           26662           26496
          12        26728           26777           26583
        96:1        26881           26937           26736
           2        26946           26970           26803
           3        26964           26919           26783
           4        27028           26948           26806
           5        27096           27007           26871
           6        27228           27105           26956
           7        27343           27229           27075
           8        27396           27289           27073
           9        27520           27423           27213
          10        27661           27574           27350
          11        27828           27745           27486
          12        27888           27789           27520
        97:1        28049           27886           27636
           2        28139           28006           27707
           3        28125           27934           27685
           4        28238           28029           27779
           5        28380           28199           27890
           6        28493           28343           28005
           7        28668           28573           28140
           8        28704           28573           28158
           9        28852           28767           28300
          10        28963           28871           28388
          11        29052           28957           28448
          12        29182           29114           28553
        98:1        29335           29262           28687
           2        29437           29332           28755
           3        29521           29394           28823
           4        29557           29394           28844
           5        29711           29576           28970
           6        29820           29677           29061
           7        29922           29772           29150
           8        30103           29986           29282
           9        30246           30142           29391
          10        30389           30245           29497
          11        30480           30302           29565
          12        30566           30402           29628
        99:1        30737           30566           29781
           2        30847           30569           29847
           3        30873           30612           29914
           4        30944           30689           29957
           5        31005           30701           29988
           6        30977           30593           29966
           7        31088           30691           30052
           8        31164           30694           30096
           9        31269           30768           30167
          10        31337           30777           30205
          11        31434           30882           30309
          12        31460           30885           30310
        00:1        31580           30904           30388
           2        31675           31018           30484
           3        31812           31167           30582
           4        31888           31198           30632
           5        31941           31232           30692
           6        32203           31488           30918
           7        32383           31680           31067
           8        32549           31848           31192
           9        32621           31922           31266

--------------------------------------------------------------------------------

(1) Past performance is not predictive of future results. The indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities, and the Merrill Lynch 1-3 Year Treasury index, which includes short-term Treasury bonds. Both indexes are theoretical measures of bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.


--------------------------------------------------------------------------------
                                                            2000 Annual Report 5

Sanford C. Bernstein Fund, Inc.

Statements of Assets and Liabilities--September 30, 2000

                                                                         BERNSTEIN          BERNSTEIN         BERNSTEIN
                                                                        TAX-MANAGED       INTERNATIONAL        EMERGING
                                                                    INTERNATIONAL VALUE       VALUE          MARKETS VALUE
                                                                         PORTFOLIO         PORTFOLIO II        PORTFOLIO
===========================================================================================================================
ASSETS
  Investments in securities at value--unaffiliated issuers (a)        $ 2,820,862,801    $ 1,843,953,462    $   580,730,094
  Investments in securities at value--affiliated issuers(Note 3)(b)                 0                  0          4,189,716
  Foreign currency at value (c)                                           176,894,333         65,140,426          8,434,525
  Cash in bank                                                                    298                268                  0
  Receivables:
    Interest                                                                   21,860             14,062                  0
    Dividends                                                               9,295,444          6,819,364          1,111,417
    Investment securities sold                                             58,200,065          5,918,115          2,429,553
    Capital shares sold                                                     2,122,930          8,725,197            349,050
    Foreign withholding tax reclaims                                        1,740,441          1,065,370                  0
    Margin due from broker on futures contracts                             2,674,484            430,340                  0
  Unamortized organization expenses (Note 1)                                        0                  0              1,981
  Collateral held for securities loaned (Note 1)                          156,398,655         39,824,344                  0
  Other assets                                                                 39,450             25,483              9,340
  Appreciation on foreign currency contracts (Note 3D)                      6,966,197          4,429,373                  0
                                                                      ---------------    ---------------    ---------------
  Total assets                                                          3,235,216,958      1,976,345,804        597,255,676
                                                                      ---------------    ---------------    ---------------
LIABILITIES
  Payables:
    Bank borrowing                                                                  0                  0            941,908
    Dividends to shareholders                                                       0                  0                  0
    Investment securities purchased                                        23,617,136         15,388,681            163,169
    Capital shares redeemed                                                 9,396,178          1,860,759            578,846
    Management fee (Note 2)                                                 2,380,996          1,513,935            630,855
    Shareholder servicing and administration fee (Note 2)                     638,619            397,769            126,171
    Accrued expenses                                                          394,579            258,112            253,727
    Foreign withholding and capital gains taxes                             1,175,523            848,759            673,406
    Margin owed to broker on futures contracts                                607,353            391,589                  0
  Depreciation on foreign currency contracts (Note 3D)                     10,866,168          7,940,600              4,542
  Securities lending collateral (Note 1)                                  156,398,655         39,824,344                  0
                                                                      ---------------    ---------------    ---------------
  Total liabilities                                                       205,475,207         68,424,548          3,372,624
                                                                      ---------------    ---------------    ---------------
  NET ASSETS (d)                                                      $ 3,029,741,751    $ 1,907,921,256    $   593,883,052
                                                                      ===============    ===============    ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                   $20.44             $20.44             $16.91
                                                                      ===============    ===============    ===============
NET ASSETS CONSIST OF:
  Capital stock, at par                                               $       148,253    $        93,320    $        35,115
  Additional paid-in capital                                            2,340,322,479      1,775,428,588        675,254,146
  Undistributed net investment income/(excess distributions)               21,984,384         63,395,844          1,121,269
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                          255,282,065        211,977,912          4,974,159
  Unrealized appreciation (depreciation) of:
    Investments and futures                                               416,040,489       (138,201,341)       (87,442,183)+
    Foreign currencies                                                     (4,035,919)        (4,773,067)           (59,454)
                                                                      ---------------    ---------------    ---------------
                                                                      $ 3,029,741,751    $ 1,907,921,256    $   593,883,052
                                                                      ===============    ===============    ===============

                                                                       BERNSTEIN          BERNSTEIN          BERNSTEIN
                                                                     INTERMEDIATE           SHORT            GOVERNMENT
                                                                       DURATION         DURATION PLUS      SHORT DURATION
                                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO
=========================================================================================================================
ASSETS
  Investments in securities at value--unaffiliated issuers (a)      $ 2,671,945,746    $   451,071,344    $   103,588,187
  Investments in securities at value--affiliated issuers(Note 3)(b)               0                  0                  0
  Foreign currency at value (c)                                                   0                  0                  0
  Cash in bank                                                                    0                613                446
  Receivables:
    Interest                                                             20,125,363          3,862,903          1,537,541
    Dividends                                                                 3,857                  0                  0
    Investment securities sold                                          197,643,525         11,318,633          3,798,009
    Capital shares sold                                                  19,235,637            669,189              1,000
    Foreign withholding tax reclaims                                              0                  0                  0
    Margin due from broker on futures contracts                                   0                  0                  0
  Unamortized organization expenses (Note 1)                                      0                  0                  0
  Collateral held for securities loaned (Note 1)                                  0                  0                  0
  Other assets                                                               28,192              5,801              1,341
  Appreciation on foreign currency contracts (Note 3D)                            0             87,983                  0
                                                                    ---------------    ---------------    ---------------
  Total assets                                                        2,908,982,320        467,016,466        108,926,524
                                                                    ---------------    ---------------    ---------------
LIABILITIES
  Payables:
    Bank borrowing                                                       21,017,432                  0                  0
    Dividends to shareholders                                             3,829,990            668,692            137,796
    Investment securities purchased                                     831,247,818         57,699,815         12,713,748
    Capital shares redeemed                                               9,810,167            866,483            385,497
    Management fee (Note 2)                                                 793,601            169,620             39,720
    Shareholder servicing and administration fee (Note 2)                   167,248             33,924              7,944
    Accrued expenses                                                        159,421             56,164             24,509
    Foreign withholding and capital gains taxes                                   0                  0                  0
    Margin owed to broker on futures contracts                               42,656              6,250                  0
  Depreciation on foreign currency contracts (Note 3D)                            0                  0                  0
  Securities lending collateral (Note 1)                                          0                  0                  0
                                                                    ---------------    ---------------    ---------------
  Total liabilities                                                     867,068,333         59,500,948         13,309,214
                                                                    ---------------    ---------------    ---------------
  NET ASSETS (d)                                                    $ 2,041,913,987    $   407,515,518    $    95,617,310
                                                                    ===============    ===============    ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                 $12.51             $12.25             $12.49
                                                                    ===============    ===============    ===============
NET ASSETS CONSIST OF:
  Capital stock, at par                                             $       163,289    $        33,279    $         7,654
  Additional paid-in capital                                          2,174,161,463        422,725,068         97,542,920
  Undistributed net investment income/(excess distributions)             (8,515,119)        (1,267,388)            55,344
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                        (68,175,680)        (8,568,263)        (1,875,651)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                             (55,665,761)        (5,485,808)          (112,957)
    Foreign currencies                                                      (54,205)            78,630                  0
                                                                    ---------------    ---------------    ---------------
                                                                    $ 2,041,913,987    $   407,515,518    $    95,617,310
                                                                    ===============    ===============    ===============

                                                                       BERNSTEIN          BERNSTEIN          BERNSTEIN
                                                                      DIVERSIFIED         CALIFORNIA         NEW YORK
                                                                       MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO
=========================================================================================================================
ASSETS
  Investments in securities at value--unaffiliated issuers (a)      $ 1,198,493,853    $   442,991,329    $   662,672,579
  Investments in securities at value--affiliated issuers(Note 3)(b)               0                  0                  0
  Foreign currency at value (c)                                                   0                  0                  0
  Cash in bank                                                               52,557             98,633            111,705
  Receivables:
    Interest                                                             17,305,588          6,818,789         10,036,432
    Dividends                                                                     0                  0                  0
    Investment securities sold                                              380,354          3,605,767          3,535,000
    Capital shares sold                                                   4,038,257          1,041,771          2,310,099
    Foreign withholding tax reclaims                                              0                  0                  0
    Margin due from broker on futures contracts                                   0                  0                  0
  Unamortized organization expenses (Note 1)                                      0                  0                  0
  Collateral held for securities loaned (Note 1)                                  0                  0                  0
  Other assets                                                               15,935              6,335              9,003
  Appreciation on foreign currency contracts (Note 3D)                            0                  0                  0
                                                                    ---------------    ---------------    ---------------
  Total assets                                                        1,220,286,544        454,562,624        678,674,818
                                                                    ---------------    ---------------    ---------------
LIABILITIES
  Payables:
    Bank borrowing                                                                0                  0                  0
    Dividends to shareholders                                             1,453,909            581,049            799,739
    Investment securities purchased                                      10,568,824                  0          3,061,692
    Capital shares redeemed                                               1,782,859          2,958,224            684,612
    Management fee (Note 2)                                                 488,935            188,815            278,765
    Shareholder servicing and administration fee (Note 2)                    99,545             37,763             55,753
    Accrued expenses                                                        111,035             52,978             71,016
    Foreign withholding and capital gains taxes                                   0                  0                  0
    Margin owed to broker on futures contracts                                    0                  0                  0
  Depreciation on foreign currency contracts (Note 3D)                            0                  0                  0
  Securities lending collateral (Note 1)                                          0                  0                  0
                                                                    ---------------    ---------------    ---------------
  Total liabilities                                                      14,505,107          3,818,829          4,951,577
                                                                    ---------------    ---------------    ---------------
  NET ASSETS (d)                                                    $ 1,205,781,437    $   450,743,795    $   673,723,241
                                                                    ===============    ===============    ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                 $13.50             $13.81             $13.37
                                                                    ===============    ===============    ===============
NET ASSETS CONSIST OF:
  Capital stock, at par                                             $        89,307    $        32,638    $        50,393
  Additional paid-in capital                                          1,202,931,416        445,965,431        672,509,317
  Undistributed net investment income/(excess distributions)                 28,347            (32,972)             6,467
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                        (11,580,012)        (3,857,441)        (6,147,942)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                              14,312,379          8,636,139          7,305,006
    Foreign currencies                                                            0                  0                  0
                                                                    ---------------    ---------------    ---------------
                                                                    $ 1,205,781,437    $   450,743,795    $   673,723,241
                                                                    ===============    ===============    ===============

(a) Cost:$2,402,655,772; $1,980,551,772; $653,989,594; $2,728,112,718;
$456,630,589; $103,701,144; $1,184,181,474; $434,355,190; and $655,367,573,
respectively (Note 1) (b) Cost:$17,891,482 (Note 1) (c) Cost:$176,136,896;
$65,969,534; and $8,480,246, respectively (Note 1) (d) Applicable to:
148,252,436; 93,319,928; 35,115,763; 163,287,223; 33,277,746; 7,653,856;
89,305,841; 32,637,611; and 50,392,615 shares of capital stock outstanding, respectively

+ Net of accrued foreign capital gains taxes $480,917

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


--------------------------------------------------------------------------------
6 Sanford C. Bernstein Fund, Inc.                           2000 Annual Report 7

Sanford C. Bernstein Fund, Inc.

                                                                         BERNSTEIN             BERNSTEIN            BERNSTEIN
                                                                       SHORT DURATION       SHORT DURATION       SHORT DURATION
                                                                        DIVERSIFIED            CALIFORNIA           NEW YORK
                                                                         MUNICIPAL             MUNICIPAL            MUNICIPAL
                                                                         PORTFOLIO             PORTFOLIO            PORTFOLIO
===============================================================================================================================
ASSETS
  Investments in securities at value--unaffiliated issuers (e)          $ 153,444,407        $  56,718,619        $  92,956,844
  Investments in securities at value--affiliated issuers (Note 3)                   0                    0                    0
  Foreign currency at value                                                         0                    0                    0
  Cash in bank                                                                      0               54,001               52,960
  Receivables:
    Interest                                                                2,305,417            1,047,234            1,442,429
    Dividends                                                                       0                    0                    0
    Investment securities sold                                                802,715            1,934,399                    0
    Capital shares sold                                                     2,923,300                9,300              100,813
    Foreign withholding tax reclaims                                                0                    0                    0
    Margin due from broker on futures contracts                                     0                    0                    0
  Unamortized organization expenses (Note 1)                                        0                    0                    0
  Collateral held for securities loaned (Note 1)                                    0                    0                    0
  Other assets                                                                  1,728                1,158                1,098
  Appreciation on foreign currency contracts (Note 3D)                              0                    0                    0
                                                                        -------------        -------------        -------------
  Total assets                                                            159,477,567           59,764,711           94,554,144
                                                                        -------------        -------------        -------------
LIABILITIES
  Payables:
    Bank borrowing                                                            707,099                    0                    0
    Dividends to shareholders                                                 172,508               65,872              100,097
    Investment securities purchased                                                 0            1,517,309                    0
    Capital shares redeemed                                                   173,187               40,118              606,723
    Management fee (Note 2)                                                    65,050               25,150               38,945
    Shareholder servicing and administration fee (Note 2)                      13,010                5,030                7,789
    Accrued expenses                                                           31,709               21,981               26,244
    Foreign withholding and capital gains taxes                                     0                    0                    0
    Margin owed to broker on futures contracts                                      0                    0                    0
  Depreciation on foreign currency contracts (Note 3D)                              0                    0                    0
  Securities lending collateral (Note 1)                                            0                    0                    0
                                                                        -------------        -------------        -------------
  Total liabilities                                                         1,162,563            1,675,460              779,798
                                                                        -------------        -------------        -------------
  NET ASSETS (f)                                                        $ 158,315,004        $  58,089,251        $  93,774,346
                                                                        =============        =============        =============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                   $12.44               $12.51               $12.31
                                                                        =============        =============        =============
NET ASSETS CONSIST OF:
  Capital stock, at par                                                 $      12,725        $       4,644        $       7,619
  Additional paid-in capital                                              158,969,910           58,241,602           94,939,586
  Undistributed net investment income/(excess distributions)                   (9,678)             (20,838)                 172
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                             (718,171)            (225,303)            (908,768)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                                    60,218               89,146             (264,263)
    Foreign currencies                                                              0                    0                    0
                                                                        -------------        -------------        -------------
                                                                        $ 158,315,004        $  58,089,251        $  93,774,346
                                                                        =============        =============        =============

(e) Cost: $153,384,189; $56,629,473; and $93,221,107, respectively (Note 1) (f)
Applicable to: 12,724,608; 4,643,610; and 7,618,269 shares of capital stock outstanding, respectively

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


--------------------------------------------------------------------------------
8 Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

Statements of Operations for the Year Ended September 30, 2000

                                                                        BERNSTEIN            BERNSTEIN            BERNSTEIN
                                                                        TAX-MANAGED        INTERNATIONAL          EMERGING
                                                                   INTERNATIONAL VALUE         VALUE            MARKETS VALUE
                                                                        PORTFOLIO           PORTFOLIO II          PORTFOLIO
=============================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                          $  40,124,408        $  25,609,821        $     536,500
    Dividends--unaffiliated issuers (net of foreign withholding
    taxes of $6,140,018, $4,005,640 and $1,622,532)                      38,105,556           26,944,694           17,017,357
    Dividends--affiliated issuers (net of foreign withholding
    taxes of $0, $0 and $0)                                                       0                    0               67,772
                                                                      -------------        -------------        -------------
  Total income                                                           78,229,964           52,554,515           17,621,629
                                                                      -------------        -------------        -------------
  Expenses (Notes 1 and 2):
    Management fee                                                       32,223,582           21,156,721            8,984,215
    Shareholder servicing and administration fee                          8,673,217            5,599,089            1,796,843
    Custodian and transfer agent fees                                     1,607,342            1,088,805            1,315,405
    Auditing and tax consulting fees                                        105,897               77,789               30,728
    Insurance                                                                45,659               29,712                9,047
    Directors' fees and expenses                                             52,730               33,613               10,697
    Legal fees                                                               21,814               13,897                6,463
    Registration fees                                                        83,159               37,812               40,523
    Printing                                                                 55,090               32,886               22,183
    Amortization of organization expense                                          0                    0                9,666
    Miscellaneous                                                            67,997               13,481               25,437
                                                                      -------------        -------------        -------------
  Total expenses                                                         42,936,487           28,083,805           12,251,207
                                                                      -------------        -------------        -------------
  Net investment income                                                  35,293,477           24,470,710            5,370,422
                                                                      -------------        -------------        -------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions (net of foreign capital                     127,743,649          208,692,471           67,710,167
    gains taxes of $0, $0 and $150,797)
    Futures transactions                                                    936,274            3,285,441              696,599
    Foreign currency transactions                                        96,062,748           62,776,374           (1,630,823)
                                                                      -------------        -------------        -------------
  Net realized gain on investment,
  futures and foreign currency transactions                             224,742,671          274,754,286           66,775,943
                                                                      -------------        -------------        -------------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures (net of accrued foreign capital            (129,348,416)        (231,210,755)         (88,312,186)
    gains taxes of $0, $0 and $(1,695,142))
    Foreign currencies                                                   14,651,012            7,851,785              127,603
                                                                      -------------        -------------        -------------
  Net decrease in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies        (114,697,404)        (223,358,970)         (88,184,583)
                                                                      -------------        -------------        -------------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                           110,045,267           51,395,316          (21,408,640)
                                                                      -------------        -------------        -------------
  Net increase (decrease) in net assets
  resulting from operations                                           $ 145,338,744        $  75,866,026        $ (16,038,218)
                                                                      =============        =============        =============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                            2000 Annual Report 9

Sanford C. Bernstein Fund, Inc.


                                                                        BERNSTEIN            BERNSTEIN            BERNSTEIN
                                                                      INTERMEDIATE             SHORT              GOVERNMENT
                                                                        DURATION           DURATION PLUS        SHORT DURATION
                                                                        PORTFOLIO            PORTFOLIO            PORTFOLIO
==============================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                          $ 162,766,765        $  32,040,917        $   6,343,042
    Dividends--unaffiliated issuers                                           7,136                  983                    0
    Dividends--affiliated issuers                                                 0                    0                    0
                                                                      -------------        -------------        -------------
  Total income                                                          162,773,901           32,041,900            6,343,042
                                                                      -------------        -------------        -------------
  Expenses (Notes 1 and 2):
    Management fee                                                       10,848,932            2,453,225              564,565
    Shareholder servicing and administration fee                          2,299,762              490,645              112,913
    Custodian and transfer agent fees                                       404,361              179,357               90,023
    Auditing and tax consulting fees                                         76,524               22,891               10,057
    Insurance                                                                32,695                6,720                1,559
    Directors' fees and expenses                                             33,308                7,177                1,654
    Legal fees                                                               14,128                3,000                  681
    Registration fees                                                        55,223               45,877               21,584
    Printing                                                                 37,964               10,998                2,058
    Amortization of organization expense                                          0                    0                    0
    Miscellaneous                                                            27,614                6,802                1,890
                                                                      -------------        -------------        -------------
  Total expenses                                                         13,830,511            3,226,692              806,984
                                                                      -------------        -------------        -------------
  Net investment income                                                 148,943,390           28,815,208            5,536,058
                                                                      -------------        -------------        -------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                             (44,406,249)          (3,669,446)            (745,238)
    Futures transactions                                                 (2,876,861)            (517,633)                   0
    Foreign currency transactions                                        (4,037,393)            (509,144)                   0
                                                                      -------------        -------------        -------------
  Net realized loss on investment,
  futures and foreign currency transactions                             (51,320,503)          (4,696,223)            (745,238)
                                                                      -------------        -------------        -------------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures                                              13,275,190              (36,852)             734,356
    Foreign currencies                                                    1,598,967              335,915                    0
                                                                      -------------        -------------        -------------
  Net increase in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies          14,874,157              299,063              734,356
                                                                      -------------        -------------        -------------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                           (36,446,346)          (4,397,160)             (10,882)
                                                                      -------------        -------------        -------------
  Net increase in net assets
  resulting from operations                                           $ 112,497,044        $  24,418,048        $   5,525,176
                                                                      =============        =============        =============


                                                                       BERNSTEIN            BERNSTEIN            BERNSTEIN
                                                                      DIVERSIFIED           CALIFORNIA           NEW YORK
                                                                       MUNICIPAL            MUNICIPAL            MUNICIPAL
                                                                       PORTFOLIO            PORTFOLIO            PORTFOLIO
============================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                         $  65,577,509        $  25,161,125        $  36,983,599
    Dividends--unaffiliated issuers                                              0                    0                    0
    Dividends--affiliated issuers                                                0                    0                    0
                                                                     -------------        -------------        -------------
  Total income                                                          65,577,509           25,161,125           36,983,599
                                                                     -------------        -------------        -------------
  Expenses (Notes 1 and 2):
    Management fee                                                       6,486,955            2,624,960            3,728,640
    Shareholder servicing and administration fee                         1,330,435              524,992              745,728
    Custodian and transfer agent fees                                      337,236              173,362              224,899
    Auditing and tax consulting fees                                        45,548               21,785               28,211
    Insurance                                                               18,490                7,346               10,431
    Directors' fees and expenses                                            19,380                7,654               10,954
    Legal fees                                                               8,234                3,238                4,647
    Registration fees                                                       60,528                2,885                7,049
    Printing                                                                24,701                9,498               14,385
    Amortization of organization expense                                         0                    0                    0
    Miscellaneous                                                           15,282                6,442                9,105
                                                                     -------------        -------------        -------------
  Total expenses                                                         8,346,789            3,382,162            4,784,049
                                                                     -------------        -------------        -------------
  Net investment income                                                 57,230,720           21,778,963           32,199,550
                                                                     -------------        -------------        -------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                            (10,114,692)          (3,515,733)          (5,555,421)
    Futures transactions                                                (1,178,097)            (333,716)            (188,620)
    Foreign currency transactions                                                0                    0                    0
                                                                     -------------        -------------        -------------
  Net realized loss on investment,
  futures and foreign currency transactions                            (11,292,789)          (3,849,449)          (5,744,041)
                                                                     -------------        -------------        -------------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures                                             16,149,007            8,400,479            7,803,505
    Foreign currencies                                                           0                    0                    0
                                                                     -------------        -------------        -------------
  Net increase in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies         16,149,007            8,400,479            7,803,505
                                                                     -------------        -------------        -------------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                            4,856,218            4,551,030            2,059,464
                                                                     -------------        -------------        -------------
  Net increase in net assets
  resulting from operations                                          $  62,086,938        $  26,329,993        $  34,259,014
                                                                     =============        =============        =============

                                                                        BERNSTEIN            BERNSTEIN            BERNSTEIN
                                                                      SHORT DURATION       SHORT DURATION       SHORT DURATION
                                                                       DIVERSIFIED           CALIFORNIA           NEW YORK
                                                                        MUNICIPAL            MUNICIPAL            MUNICIPAL
                                                                        PORTFOLIO            PORTFOLIO            PORTFOLIO
=============================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                          $   7,539,503        $   3,593,035        $   4,935,862
    Dividends--unaffiliated issuers                                               0                    0                    0
    Dividends--affiliated issuers                                                 0                    0                    0
                                                                      -------------        -------------        -------------
  Total income                                                            7,539,503            3,593,035            4,935,862
                                                                      -------------        -------------        -------------
  Expenses (Notes 1 and 2):
    Management fee                                                          844,230              417,560              534,775
    Shareholder servicing and administration fee                            168,846               83,512              106,955
    Custodian and transfer agent fees                                       116,792               89,929              100,903
    Auditing and tax consulting fees                                         11,209                8,818                9,446
    Insurance                                                                 2,017                1,336                1,274
    Directors' fees and expenses                                              2,579                1,206                1,663
    Legal fees                                                                1,080                  490                  688
    Registration fees                                                        50,639                3,748                3,720
    Printing                                                                  3,906                1,809                2,485
    Amortization of organization expense                                         44                   22                   24
    Miscellaneous                                                             2,246                1,517                1,428
                                                                      -------------        -------------        -------------
  Total expenses                                                          1,203,588              609,947              763,361
                                                                      -------------        -------------        -------------
  Net investment income                                                   6,335,915            2,983,088            4,172,501
                                                                      -------------        -------------        -------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                                (716,710)            (227,803)            (736,686)
    Futures transactions                                                          0                    0                    0
    Foreign currency transactions                                                 0                    0                    0
                                                                      -------------        -------------        -------------
  Net realized loss on investment,
  futures and foreign currency transactions                                (716,710)            (227,803)            (736,686)
                                                                      -------------        -------------        -------------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures                                                 634,941              263,540              420,166
    Foreign currencies                                                            0                    0                    0
                                                                      -------------        -------------        -------------
  Net increase in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies             634,941              263,540              420,166
                                                                      -------------        -------------        -------------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                               (81,769)              35,737             (316,520)
                                                                      -------------        -------------        -------------
  Net increase in net assets
  resulting from operations                                           $   6,254,146        $   3,018,825        $   3,855,981
                                                                      =============        =============        =============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
10 Sanford C. Bernstein Fund, Inc.                         2000 Annual Report 11

Sanford C. Bernstein Fund, Inc.

Statements of Changes in Net Assets

                                                 ----------------------------------    ----------------------------------
                                                        BERNSTEIN TAX-MANAGED                       BERNSTEIN
                                                         INTERNATIONAL VALUE                    INTERNATIONAL VALUE
                                                              PORTFOLIO                            PORTFOLIO II
                                                 ----------------------------------    ----------------------------------

                                                      YEAR               YEAR                YEAR               YEAR
                                                      ENDED              ENDED               ENDED              ENDED
                                                     9/30/00            9/30/99             9/30/00           9/30/99(a)
=========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $    35,293,477    $    36,783,771    $    24,470,710    $    22,390,118
    Net realized gain (loss) on investments
    and futures transactions                         128,679,923        447,847,378        211,977,912          2,698,664
    Net realized gain (loss) on foreign
    currency transactions                             96,062,748       (136,943,661)        62,776,374        (22,929,406)
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                      (129,348,416)       837,628,350       (231,210,755)        93,009,414
       Foreign currencies                             14,651,012        (29,072,755)         7,851,785        (12,624,852)
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets
  resulting from operations                          145,338,744      1,156,243,083         75,866,026         82,543,938
                                                 ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                       0       (257,746,201)       (23,327,454)                 0
    Distributions from net realized gains            (54,160,092)      (242,106,908)        (2,683,162)                 0
    Distributions in excess of net investment
    income due to timing differences                           0                  0                  0                  0
    Distributions in excess of net realized
    gains due to timing differences                            0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                    (54,160,092)      (499,853,109)       (26,010,616)                 0
                                                 ---------------    ---------------    ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                422,761,825        899,970,956        268,660,039      2,511,842,933
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains         53,150,084        482,409,395         25,029,717                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                    475,911,909      1,382,380,351        293,689,756      2,511,842,933
    Cost of shares redeemed                       (1,191,927,569)    (3,296,774,363)      (894,746,992)      (135,263,789)
                                                 ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                        (716,015,660)    (1,914,394,012)      (601,057,236)     2,376,579,144
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets             (624,837,008)    (1,258,004,038)      (551,201,826)     2,459,123,082
NET ASSETS:
  Beginning of period                              3,654,578,759      4,912,582,797      2,459,123,082                  0
                                                 ---------------    ---------------    ---------------    ---------------
  End of period                                  $ 3,029,741,751    $ 3,654,578,759    $ 1,907,921,256    $ 2,459,123,082
                                                 ===============    ===============    ===============    ===============
                                                        (b)               (c)                 (d)               (e)

                                                 -----------------------------------     ----------------------------------
                                                              BERNSTEIN                                BERNSTEIN
                                                       EMERGING MARKETS VALUE                    INTERMEDIATE DURATION
                                                              PORTFOLIO                                PORTFOLIO
                                                 -----------------------------------     ----------------------------------

                                                       YEAR               YEAR                 YEAR               YEAR
                                                       ENDED              ENDED                ENDED              ENDED
                                                      9/30/00            9/30/99              9/30/00            9/30/99
===========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $     5,370,422     $     6,070,917     $   148,943,390    $   153,319,022
    Net realized gain (loss) on investments
    and futures transactions                          68,406,766         (32,273,234)        (47,283,110)       (11,914,804)
    Net realized gain (loss) on foreign
    currency transactions                             (1,630,823)         (1,012,613)         (4,037,393)           599,255
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                       (88,312,186)        311,942,861          13,275,190       (117,133,406)
       Foreign currencies                                127,603            (129,507)          1,598,967          1,487,797
                                                 ---------------     ---------------     ---------------    ---------------
  Net increase (decrease) in net assets
  resulting from operations                          (16,038,218)        284,598,424         112,497,044         26,357,864
                                                 ---------------     ---------------     ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income              (4,222,932)         (4,614,364)       (148,932,245)      (150,820,312)
    Distributions from net realized gains                      0                   0                   0        (19,176,394)
    Distributions in excess of net investment
    income due to timing differences                           0                   0                   0         (6,432,298)
    Distributions in excess of net realized
    gains due to timing differences                            0            (695,637)                  0        (13,039,031)
                                                 ---------------     ---------------     ---------------    ---------------
  Total dividends and distributions
  to shareholders                                     (4,222,932)         (5,310,001)       (148,932,245)      (189,468,035)
                                                 ---------------     ---------------     ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                142,306,093         177,037,588         348,903,152        748,001,909
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains          3,733,201           5,040,932          35,551,539         68,327,499
                                                 ---------------     ---------------     ---------------    ---------------
  Total proceeds from shares sold                    146,039,294         182,078,520         384,454,691        816,329,408
    Cost of shares redeemed                         (252,338,641)       (103,609,103)       (980,513,029)      (520,360,615)
                                                 ---------------     ---------------     ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                        (106,299,347)+        78,469,417+       (596,058,338)       295,968,793
                                                 ---------------     ---------------     ---------------    ---------------
  Net increase (decrease) in net assets             (126,560,497)        357,757,840        (632,493,539)       132,858,622
NET ASSETS:
  Beginning of period                                720,443,549         362,685,709       2,674,407,526      2,541,548,904
                                                 ---------------     ---------------     ---------------    ---------------
  End of period                                  $   593,883,052     $   720,443,549     $ 2,041,913,987    $ 2,674,407,526
                                                 ===============     ===============     ===============    ===============
                                                       (f)                 (g)                 (h)                (i)

                                                 ----------------------------------    ----------------------------------
                                                               BERNSTEIN                            BERNSTEIN
                                                          SHORT DURATION PLUS               GOVERNMENT SHORT DURATION
                                                               PORTFOLIO                            PORTFOLIO
                                                 ----------------------------------    ----------------------------------

                                                        YEAR               YEAR              YEAR               YEAR
                                                        ENDED              ENDED             ENDED              ENDED
                                                       9/30/00            9/30/99           9/30/00            9/30/99
=========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $    28,815,208    $    30,505,658    $     5,536,058    $     6,115,604
    Net realized gain (loss) on investments
    and futures transactions                          (4,187,079)           450,241           (745,238)           354,246
    Net realized gain (loss) on foreign
    currency transactions                               (509,144)          (257,703)                 0                  0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                           (36,852)        (9,835,987)           734,356         (2,469,625)
       Foreign currencies                                335,915            520,651                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets
  resulting from operations                           24,418,048         21,382,860          5,525,176          4,000,225
                                                 ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income             (28,770,364)       (30,470,935)        (5,536,058)        (6,115,604)
    Distributions from net realized gains                      0                  0                  0                  0
    Distributions in excess of net investment
    income due to timing differences                           0                  0                  0                  0
    Distributions in excess of net realized
    gains due to timing differences                            0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                    (28,770,364)       (30,470,935)        (5,536,058)        (6,115,604)
                                                 ---------------    ---------------    ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                135,055,854        190,562,129         67,442,954         49,143,345
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains          9,428,174         10,158,499          2,205,197          2,532,738
                                                 ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                    144,484,028        200,720,628         69,648,151         51,676,083
    Cost of shares redeemed                         (289,631,847)      (229,704,068)      (101,617,849)       (60,000,007)
                                                 ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                        (145,147,819)       (28,983,440)       (31,969,698)        (8,323,924)
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets             (149,500,135)       (38,071,515)       (31,980,580)       (10,439,303)
NET ASSETS:
  Beginning of period                                557,015,653        595,087,168        127,597,890        138,037,193
                                                 ---------------    ---------------    ---------------    ---------------
  End of period                                  $   407,515,518    $   557,015,653    $    95,617,310    $   127,597,890
                                                 ===============    ===============    ===============    ===============
                                                       (j)                (k)                (l)                 (l)

(a) Commenced operations April 30, 1999 (b) Includes undistributed net investment income/(excess distributions) of $21,984,384 (c) Includes undistributed net investment income/(excess distributions) of $17,240,366 (d) Includes undistributed net investment income/(excess distributions) of $63,395,844 (e) Includes undistributed net investment income/(excess distributions) of $(539,288) See Notes to Financial Statements. (f) Includes undistributed net investment income/(excess distributions) of $1,121,269 (g) Includes undistributed net investment income/(excess distributions) of $1,604,602 (h) Includes undistributed net investment income/(excess distributions) of $(8,515,119) (i) Includes undistributed net investment income/(excess distributions) of $(4,578,332) (j) Includes undistributed net investment income/(excess distributions) of $(1,267,388) (k) Includes undistributed net investment income/(excess distributions) of $(1,023,053) (l) Includes undistributed net investment income/(excess distributions) of $55,344

+ Includes effect of portfolio transaction fee in the amounts of $7,995,343 and $5,666,475 for the year ended September 30, 2000, and year ended September 30, 1999, respectively.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
12 Sanford C. Bernstein Fund, Inc.                         2000 Annual Report 13

Sanford C. Bernstein Fund, Inc.

                                                 ----------------------------------    ----------------------------------
                                                              BERNSTEIN                             BERNSTEIN
                                                        DIVERSIFIED MUNICIPAL                 CALIFORNIA MUNICIPAL
                                                              PORTFOLIO                             PORTFOLIO
                                                 ----------------------------------    ----------------------------------

                                                       YEAR               YEAR              YEAR               YEAR
                                                       ENDED              ENDED             ENDED              ENDED
                                                      9/30/00            9/30/99           9/30/00            9/30/99
=========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $    57,230,720    $    59,532,873    $    21,778,963    $    22,746,977
    Net realized gain (loss) on investments
    and futures transactions                         (11,292,789)         6,070,750         (3,849,449)         1,632,836
    Net realized gain (loss) on foreign
    currency transactions                                      0                  0                  0                  0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                        16,149,007        (54,397,055)         8,400,479        (20,788,841)
       Foreign currencies                                      0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets
  resulting from operations                           62,086,938         11,206,568         26,329,993          3,590,972
                                                 ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income             (57,234,639)       (59,532,873)       (21,780,075)       (22,746,977)
    Distributions from net realized gains             (5,226,872)        (3,480,670)        (1,511,421)        (1,729,937)
    Distributions in excess of net investment
    income due to timing differences                           0                  0                  0                  0
    Distributions in excess of net realized
    gains due to timing differences                     (287,223)                 0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                    (62,748,734)       (63,013,543)       (23,291,496)       (24,476,914)
                                                 ---------------    ---------------    ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                224,836,848        472,466,601         91,054,261        234,127,506
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains         16,196,186         15,470,950          6,218,668          6,995,130
                                                 ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                    241,033,034        487,937,551         97,272,929        241,122,636
    Cost of shares redeemed                         (551,822,861)      (304,682,921)      (255,529,888)      (164,031,885)
                                                 ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                        (310,789,827)       183,254,630       (158,256,959)        77,090,751
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets             (311,451,623)       131,447,655       (155,218,462)        56,204,809
NET ASSETS:
  Beginning of period                              1,517,233,060      1,385,785,405        605,962,257        549,757,448
                                                 ---------------    ---------------    ---------------    ---------------
  End of period                                  $ 1,205,781,437    $ 1,517,233,060    $   450,743,795    $   605,962,257
                                                 ===============    ===============    ===============    ===============
                                                       (m)                (n)                (o)                (p)

                                                 ----------------------------------    ----------------------------------
                                                              BERNSTEIN                     BERNSTEIN SHORT DURATION
                                                         NEW YORK MUNICIPAL                  DIVERSIFIED MUNICIPAL
                                                              PORTFOLIO                            PORTFOLIO
                                                 ----------------------------------    ----------------------------------

                                                       YEAR               YEAR              YEAR               YEAR
                                                       ENDED              ENDED             ENDED              ENDED
                                                      9/30/00            9/30/99           9/30/00            9/30/99
=========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $    32,199,550    $    34,533,945    $     6,335,915    $     5,532,008
    Net realized gain (loss) on investments
    and futures transactions                          (5,744,041)         3,709,343           (716,710)           629,120
    Net realized gain (loss) on foreign
    currency transactions                                      0                  0                  0                  0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                         7,803,505        (32,404,853)           634,941         (1,250,339)
       Foreign currencies                                      0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets
  resulting from operations                           34,259,014          5,838,435          6,254,146          4,910,789
                                                 ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income             (32,202,602)       (34,533,945)        (6,335,915)        (5,532,008)
    Distributions from net realized gains             (2,918,078)        (3,154,682)                 0           (343,334)
    Distributions in excess of net investment
    income due to timing differences                           0                  0                  0                  0
    Distributions in excess of net realized
    gains due to timing differences                     (403,901)                 0           (545,789)                 0
                                                 ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                    (35,524,581)       (37,688,627)        (6,881,704)        (5,875,342)
                                                 ---------------    ---------------    ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                101,718,099        230,573,673        113,583,651        120,088,773
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains         11,864,274         12,305,657          2,495,393          2,077,637
                                                 ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                    113,582,373        242,879,330        116,079,044        122,166,410
    Cost of shares redeemed                         (284,563,945)      (181,140,834)      (127,858,278)      (109,033,244)
                                                 ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                        (170,981,572)        61,738,496        (11,779,234)        13,133,166
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets             (172,247,139)        29,888,304        (12,406,792)        12,168,613
NET ASSETS:
  Beginning of period                                845,970,380        816,082,076        170,721,796        158,553,183
                                                 ---------------    ---------------    ---------------    ---------------
  End of period                                  $   673,723,241    $   845,970,380    $   158,315,004    $   170,721,796
                                                 ===============    ===============    ===============    ===============
                                                       (q)                (r)                (s)                (s)

                                                 ----------------------------------    ----------------------------------
                                                       BERNSTEIN SHORT DURATION             BERNSTEIN SHORT DURATION
                                                         CALIFORNIA MUNICIPAL                   NEW YORK MUNICIPAL
                                                              PORTFOLIO                             PORTFOLIO
                                                 ----------------------------------    ----------------------------------

                                                       YEAR               YEAR              YEAR               YEAR
                                                       ENDED              ENDED             ENDED              ENDED
                                                      9/30/00            9/30/99           9/30/00            9/30/99
==========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $     2,983,088    $     3,114,978    $     4,172,501    $     3,285,171
    Net realized gain (loss) on investments
    and futures transactions                            (227,803)           496,592           (736,686)            34,038
    Net realized gain (loss) on foreign
    currency transactions                                      0                  0                  0                  0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                           263,540           (813,411)           420,166           (945,109)
       Foreign currencies                                      0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets
  resulting from operations                            3,018,825          2,798,159          3,855,981          2,374,100
                                                 ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income              (2,983,088)        (3,114,978)        (4,172,501)        (3,285,171)
    Distributions from net realized gains               (317,485)          (295,826)                 0                  0
    Distributions in excess of net investment
    income due to timing differences                           0                  0                  0                  0
    Distributions in excess of net realized
    gains due to timing differences                            0                  0                  0                  0
                                                 ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                     (3,300,573)        (3,410,804)        (4,172,501)        (3,285,171)
                                                 ---------------    ---------------    ---------------    ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                 46,724,945         90,607,729         70,214,703         73,741,243
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains          1,805,400          1,808,106          1,732,904          1,455,231
                                                 ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                     48,530,345         92,415,835         71,947,607         75,196,474
    Cost of shares redeemed                          (98,670,767)       (82,341,458)       (79,757,963)       (51,035,980)
                                                 ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                         (50,140,422)        10,074,377         (7,810,356)        24,160,494
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets              (50,422,170)         9,461,732         (8,126,876)        23,249,423
NET ASSETS:
  Beginning of period                                108,511,421         99,049,689        101,901,222         78,651,799
                                                 ---------------    ---------------    ---------------    ---------------
  End of period                                  $    58,089,251    $   108,511,421    $    93,774,346    $   101,901,222
                                                 ===============    ===============    ===============    ===============
                                                       (t)                (t)                (u)                (u)

(m) Includes undistributed net investment income/(excess distributions) of $28,347 (n) Includes undistributed net investment income/(excess distributions) of $32,266 (o) Includes undistributed net investment income/(excess distributions) of $(32,972) (p) Includes undistributed net investment income/(excess distributions) of $(31,860) See Notes to Financial Statements.
(q) Includes undistributed net investment income/(excess distributions) of $6,467 (r) Includes undistributed net investment income/(excess distributions) of $9,519 (s) Includes undistributed net investment income/(excess distributions) of $(9,678) (t) Includes undistributed net investment income/(excess distributions) of $(20,838) (u) Includes undistributed net investment income/(excess distributions) of $172

See Notes to Financial Statements.


--------------------------------------------------------------------------------
14 Sanford C. Bernstein Fund, Inc.                         2000 Annual Report 15

Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     -------------------------------------------------------------------------------
                                                                   BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO
                                                     -------------------------------------------------------------------------------

                                                     YEAR ENDED     YEAR ENDED      YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                       9/30/00        9/30/99         9/30/98           9/30/97           9/30/96
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $20.02         $17.63          $20.92            $18.14            $16.08
                                                         ------         ------          ------            ------            ------
     Income from investment operations:
       Investment income, net                              0.21           0.15            0.20              0.26              0.23
       Net realized and unrealized gain (loss) on
       investments, futures and foreign currencies         0.51           4.04           (1.67)             3.73              2.26
                                                         ------         ------          ------            ------            ------
  Total from investment operations                         0.72           4.19           (1.47)             3.99              2.49
                                                         ------         ------          ------            ------            ------
     Less distributions:
       Dividends from taxable net investment income           0          (0.93)          (1.11)            (0.99)            (0.10)
       Dividends from tax-exempt net
       investment income                                      0              0               0                 0                 0
       Distributions from net realized gains              (0.30)         (0.87)          (0.71)            (0.22)            (0.33)
       Distributions in excess of net investment
       income due to timing differences                       0              0               0                 0                 0
       Distributions in excess of net realized
       gains due to timing differences                        0              0               0                 0                 0
                                                         ------         ------          ------            ------            ------
  Total distributions                                     (0.30)         (1.80)          (1.82)            (1.21)            (0.43)
                                                         ------         ------          ------            ------            ------
  Portfolio transaction fee                                   0              0               0                 0                 0
                                                         ------         ------          ------            ------            ------
  Net asset value, end of period                         $20.44         $20.02          $17.63            $20.92            $18.14
                                                         ======         ======          ======            ======            ======

  Total return                                             3.49%         25.35%          (7.19)%           23.25%            15.83%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)         $3,029,742     $3,654,579      $4,912,583        $4,965,998        $3,131,258
     Average net assets (000 omitted)                $3,467,670     $4,618,500      $5,309,076        $3,977,823        $2,569,586
     Ratio of expenses to average net assets               1.24%          1.24%           1.26%             1.27%             1.31%
     Ratio of net investment income to average
     net assets                                            1.02%          0.80%           0.98%             1.37%             1.37%
     Portfolio turnover rate                              40.62%         31.99%          30.34%            26.24%            21.89%

                                                      ------------------------------
                                                         BERNSTEIN INTERNATIONAL
                                                           VALUE PORTFOLIO II
                                                      ------------------------------

                                                      YEAR ENDED        YEAR ENDED
                                                        9/30/00         9/30/99 (a)
------------------------------------------------------------------------------------
  Net asset value, beginning of period                    $20.11            $19.43
                                                          ------            ------
     Income from investment operations:
       Investment income, net                               0.23              0.19
       Net realized and unrealized gain (loss) on
       investments, futures and foreign currencies          0.31              0.49
                                                          ------            ------
  Total from investment operations                          0.54              0.68
                                                          ------            ------
     Less distributions:
       Dividends from taxable net investment income        (0.19)                0
       Dividends from tax-exempt net
       investment income                                       0                 0
       Distributions from net realized gains               (0.02)                0
       Distributions in excess of net investment
       income due to timing differences                        0                 0
       Distributions in excess of net realized
       gains due to timing differences                         0                 0
                                                          ------            ------
  Total distributions                                      (0.21)                0
                                                          ------            ------
  Portfolio transaction fee                                    0                 0
                                                          ------            ------
  Net asset value, end of period                          $20.44            $20.11
                                                          ======            ======
  Total return                                              2.72%             3.50%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)          $1,907,921        $2,459,123
     Average net assets (000 omitted)                 $2,238,111        $2,397,807
     Ratio of expenses to average net assets                1.25%             1.26%*
     Ratio of net investment income to average
     net assets                                             1.09%             2.23%*
     Portfolio turnover rate                               24.24%             9.34%

                                                     -----------------------------------------------------------------------
                                                                   BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO
                                                     -----------------------------------------------------------------------

                                                     YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                       9/30/00        9/30/99         9/30/98       9/30/97      9/30/96 (b)
----------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $17.67         $10.11          $22.54        $21.82         $20.00
                                                         ------         ------          ------        ------         ------
     Income from investment operations:
       Investment income, net                              0.14           0.16            0.20          0.14           0.18
       Net realized and unrealized gain (loss) on
       investments, futures and foreign currencies        (1.01)          7.39          (12.17)         0.44           0.83
                                                         ------         ------          ------        ------         ------
  Total from investment operations                        (0.87)          7.55          (11.97)         0.58           1.01
                                                         ------         ------          ------        ------         ------
     Less distributions:
       Dividends from taxable net investment income       (0.10)         (0.12)          (0.11)        (0.08)             0
       Dividends from tax-exempt net
       investment income                                      0              0               0             0              0
       Distributions from net realized gains                  0              0           (0.61)        (0.02)             0
       Distributions in excess of net investment
       income due to timing differences                       0              0               0             0              0
       Distributions in excess of net realized
       gains due to timing differences                        0          (0.02)              0             0              0
                                                         ------         ------          ------        ------         ------
  Total distributions                                     (0.10)         (0.14)          (0.72)        (0.10)             0
                                                         ------         ------          ------        ------         ------
  Portfolio transaction fee                                0.21           0.15            0.26          0.24           0.81
                                                         ------         ------          ------        ------         ------
  Net asset value, end of period                         $16.91         $17.67          $10.11        $22.54         $21.82
                                                         ======         ======          ======        ======         ======
  Total return                                            (7.63)%+       69.88%+        (55.09)%+      (0.32)%+        4.80%+

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)           $593,883       $720,444        $362,686      $438,305       $273,924
     Average net assets (000 omitted)                  $718,397       $581,638        $417,615      $379,351       $165,362
     Ratio of expenses to average net assets               1.71%          1.74%           1.77%         1.75%          1.92%*
     Ratio of net investment income to average
     net assets                                            0.75%          1.04%           1.29%         0.58%          1.01%*
     Portfolio turnover rate                              27.87%         28.54%          19.56%        32.45%          9.81%

+ This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the years ending September 30, 2000, September 30, 1999, September 30, 1998, September 30, 1997 and September 30, 1996 without taking into account these transaction fees would have been (3.82)%, 76.88%, (53.24)%, 3.79% and 9.10%, respectively.

*     Annualized

(a) Commenced operations April 30, 1999 (b) Commenced operations December 15,
1995

See Notes to Financial Statements.


--------------------------------------------------------------------------------
16 Sanford C. Bernstein Fund, Inc.                         2000 Annual Report 17

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                       --------------------------------------------------------------------
                                                                            BERNSTEIN INTERMEDIATE
                                                                               DURATION PORTFOLIO
                                                       --------------------------------------------------------------------

                                                       YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                         9/30/00        9/30/99       9/30/98       9/30/97       9/30/96
---------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $12.67         $13.49        $13.38        $13.08        $13.30
                                                           ------         ------        ------        ------        ------
     Income from investment operations:
       Investment income, net                                0.81           0.77          0.73          0.75          0.80
       Net realized and unrealized gain (loss) on
       investments, futures and foreign currencies          (0.16)         (0.63)         0.37          0.35         (0.14)
                                                           ------         ------        ------        ------        ------
  Total from investment operations                           0.65           0.14          1.10          1.10          0.66
                                                           ------         ------        ------        ------        ------
     Less distributions:
       Dividends from taxable net investment income         (0.81)         (0.76)        (0.80)        (0.80)        (0.80)
       Dividends from tax-exempt net
       investment income                                        0              0             0             0             0
       Distributions from net realized gains                    0          (0.10)        (0.17)            0         (0.08)
       Distributions in excess of net investment
       income due to timing differences                         0          (0.03)        (0.02)            0             0
       Distributions in excess of net realized
       gains due to timing differences                          0          (0.07)            0             0             0
                                                           ------         ------        ------        ------        ------
  Total distributions                                       (0.81)         (0.96)        (0.99)        (0.80)        (0.88)
                                                           ------         ------        ------        ------        ------
  Portfolio transaction fee                                     0              0             0             0             0
                                                           ------         ------        ------        ------        ------
  Net asset value, end of period                           $12.51         $12.67        $13.49        $13.38        $13.08
                                                           ======         ======        ======        ======        ======
  Total return                                               5.37%          1.04%         8.59%         8.66%         5.05%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)           $2,041,914     $2,674,408    $2,541,549    $2,058,220    $1,451,776
     Average net assets (000 omitted)                  $2,298,018     $2,601,959    $2,303,250    $1,745,554    $1,310,208
     Ratio of expenses to average net assets                 0.60%          0.60%         0.60%         0.62%         0.63%
     Ratio of net investment income to average
     net assets                                              6.48%          5.89%         5.41%         5.61%         5.99%
     Portfolio turnover rate                               378.19%        229.75%       233.08%       238.04%       141.04%

                                                         -----------------------------------------------------------------------
                                                                       BERNSTEIN SHORT DURATION PLUS PORTFOLIO
                                                         -----------------------------------------------------------------------

                                                         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                           9/30/00        9/30/99        9/30/98        9/30/97       9/30/96
--------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                       $12.33         $12.53         $12.53         $12.48        $12.49
                                                             ------         ------         ------         ------        ------
     Income from investment operations:
       Investment income, net                                  0.72           0.67           0.65           0.67          0.69
       Net realized and unrealized gain (loss) on
       investments, futures and foreign currencies            (0.08)         (0.20)          0.09           0.08         (0.01)
                                                             ------         ------         ------         ------        ------
  Total from investment operations                             0.64           0.47           0.74           0.75          0.68
                                                             ------         ------         ------         ------        ------
     Less distributions:
       Dividends from taxable net investment income           (0.72)         (0.67)         (0.72)         (0.70)        (0.69)
       Dividends from tax-exempt net
       investment income                                          0              0              0              0             0
       Distributions from net realized gains                      0              0              0              0             0
       Distributions in excess of net investment
       income due to timing differences                           0              0          (0.02)             0             0
       Distributions in excess of net realized
       gains due to timing differences                            0              0              0              0             0
                                                             ------         ------         ------         ------        ------
  Total distributions                                         (0.72)         (0.67)         (0.74)         (0.70)        (0.69)
                                                             ------         ------         ------         ------        ------
  Portfolio transaction fee                                       0              0              0              0             0
                                                             ------         ------         ------         ------        ------
  Net asset value, end of period                             $12.25         $12.33         $12.53         $12.53        $12.48
                                                             ======         ======         ======         ======        ======
  Total return                                                 5.37%          3.82%          6.10%          6.21%         5.54%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)               $407,516       $557,016       $595,087       $612,744      $538,248
     Average net assets (000 omitted)                      $490,232       $569,298       $591,866       $583,003      $532,094
     Ratio of expenses to average net assets                   0.66%          0.65%          0.64%          0.65%         0.65%
     Ratio of net investment income to average
     net assets                                                5.88%          5.36%          5.24%          5.38%         5.47%
     Portfolio turnover rate                                 194.48%         95.60%         71.40%        118.58%       169.96%

                                                          -------------------------
                                                            BERNSTEIN GOVERNMENT
                                                          SHORT DURATION PORTFOLIO
                                                          -------------------------

                                                          YEAR ENDED    YEAR ENDED
                                                            9/30/00       9/30/99
-----------------------------------------------------------------------------------
  Net asset value, beginning of period                        $12.46        $12.66
                                                              ------        ------
     Income from investment operations:
       Investment income, net                                   0.61          0.58
       Net realized and unrealized gain (loss) on
       investments, futures and foreign currencies              0.03         (0.20)
                                                              ------        ------
  Total from investment operations                              0.64          0.38
                                                              ------        ------
     Less distributions:
       Dividends from taxable net investment income            (0.61)        (0.58)
       Dividends from tax-exempt net
       investment income                                           0             0
       Distributions from net realized gains                       0             0
       Distributions in excess of net investment
       income due to timing differences                            0             0
       Distributions in excess of net realized
       gains due to timing differences                             0             0
                                                              ------        ------
  Total distributions                                          (0.61)        (0.58)
                                                              ------        ------
  Portfolio transaction fee                                        0             0
                                                              ------        ------
  Net asset value, end of period                              $12.49        $12.46
                                                              ======        ======
  Total return                                                  5.30%         3.07%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)                 $95,617      $127,598
     Average net assets (000 omitted)                       $112,827      $132,741
     Ratio of expenses to average net assets                    0.72%         0.70%
     Ratio of net investment income to average
     net assets                                                 4.91%         4.61%
     Portfolio turnover rate                                  159.52%        82.16%

See Notes to Financial Statements.


--------------------------------------------------------------------------------
18 Sanford C. Bernstein Fund, Inc.                         2000 Annual Report 19

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                    ------------------------------------  -----------------------------------------
                                                             BERNSTEIN GOVERNMENT
                                                           SHORT DURATION PORTFOLIO       BERNSTEIN DIVERSIFIED MUNICIPAL PORTFOLIO
                                                    ------------------------------------  -----------------------------------------

                                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                      9/30/98      9/30/97      9/30/96      9/30/00       9/30/99        9/30/98
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $12.53       $12.48       $12.55       $13.47        $13.96         $13.74
                                                        ------       ------       ------       ------        ------         ------
     Income from investment operations:
       Investment income, net                             0.64         0.67         0.65         0.58          0.56           0.58
       Net realized and unrealized gain (loss) on
       investments, futures and foreign currencies        0.13         0.05        (0.07)        0.08         (0.46)          0.23
                                                        ------       ------       ------       ------        ------         ------
  Total from investment operations                        0.77         0.72         0.58         0.66          0.10           0.81
                                                        ------       ------       ------       ------        ------         ------
     Less distributions:
       Dividends from taxable net investment income      (0.64)       (0.67)       (0.65)       (0.01)        (0.02)         (0.02)
       Dividends from tax-exempt net
       investment income                                     0            0            0        (0.57)        (0.54)         (0.56)
       Distributions from net realized gains                 0            0            0        (0.05)        (0.03)         (0.01)
       Distributions in excess of net investment
       income due to timing differences                      0            0            0            0             0              0
       Distributions in excess of net realized
       gains due to timing differences                       0            0            0            0             0              0
                                                        ------       ------       ------       ------        ------         ------
  Total distributions                                    (0.64)       (0.67)       (0.65)       (0.63)        (0.59)         (0.59)
                                                        ------       ------       ------       ------        ------         ------
  Portfolio transaction fee                                  0            0            0            0             0              0
                                                        ------       ------       ------       ------        ------         ------
  Net asset value, end of period                        $12.66       $12.53       $12.48       $13.50        $13.47         $13.96
                                                        ======       ======       ======       ======        ======         ======
  Total return                                            6.35%        5.88%        4.76%        5.04%         0.77%          5.98%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)          $138,037     $142,081     $139,802   $1,205,781    $1,517,233     $1,385,785
     Average net assets (000 omitted)                 $139,410     $136,888     $145,268   $1,329,585    $1,458,118     $1,250,621
     Ratio of expenses to average net assets              0.70%        0.69%        0.69%        0.63%         0.63%          0.63%
     Ratio of net investment income to average
     net assets                                           5.13%        5.32%        5.21%        4.30%         4.08%          4.17%
     Portfolio turnover rate                             56.93%       80.11%      155.29%       34.94%        44.69%         22.00%

                                                      -----------------------   ------------------------------------
                                                       BERNSTEIN DIVERSIFIED                 BERNSTEIN
                                                        MUNICIPAL PORTFOLIO        CALIFORNIA MUNICIPAL PORTFOLIO
                                                      -----------------------   ------------------------------------

                                                      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                        9/30/97      9/30/96      9/30/00      9/30/99      9/30/98
--------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                    $13.44       $13.50       $13.69       $14.19       $13.90
                                                          ------       ------       ------       ------       ------
     Income from investment operations:
       Investment income, net                               0.60         0.63         0.57         0.54         0.57
       Net realized and unrealized gain (loss) on
       investments, futures and foreign currencies          0.31        (0.04)        0.16        (0.46)        0.30
                                                          ------       ------       ------       ------       ------
  Total from investment operations                          0.91         0.59         0.73         0.08         0.87
                                                          ------       ------       ------       ------       ------
     Less distributions:
       Dividends from taxable net investment income        (0.02)       (0.01)       (0.02)       (0.02)       (0.02)
       Dividends from tax-exempt net
       investment income                                   (0.58)       (0.62)       (0.55)       (0.52)       (0.55)
       Distributions from net realized gains               (0.01)       (0.02)       (0.04)       (0.04)       (0.01)
       Distributions in excess of net investment
       income due to timing differences                        0            0            0            0            0
       Distributions in excess of net realized
       gains due to timing differences                         0            0            0            0            0
                                                          ------       ------       ------       ------       ------
  Total distributions                                      (0.61)       (0.65)       (0.61)       (0.58)       (0.58)
                                                          ------       ------       ------       ------       ------
  Portfolio transaction fee                                    0            0            0            0            0
                                                          ------       ------       ------       ------       ------
  Net asset value, end of period                          $13.74       $13.44       $13.81       $13.69       $14.19
                                                          ======       ======       ======       ======       ======
  Total return                                              6.95%        4.38%        5.44%        0.60%        6.37%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)          $1,114,374     $820,395     $450,744     $605,962     $549,757
     Average net assets (000 omitted)                   $965,455     $744,452     $524,573     $586,510     $473,077
     Ratio of expenses to average net assets                0.65%        0.66%        0.64%        0.64%        0.65%
     Ratio of net investment income to average
     net assets                                             4.43%        4.61%        4.15%        3.88%        4.04%
     Portfolio turnover rate                               24.65%       25.22%       48.46%       38.44%       25.33%

See Notes to Financial Statements.


--------------------------------------------------------------------------------
20 Sanford C. Bernstein Fund, Inc.                         2000 Annual Report 21

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                    -----------------------   --------------------------------------------------
                                                     BERNSTEIN CALIFORNIA
                                                     MUNICIPAL PORTFOLIO           BERNSTEIN NEW YORK MUNICIPAL PORTFOLIO
                                                    -----------------------   --------------------------------------------------

                                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                      9/30/97      9/30/96      9/30/00      9/30/99      9/30/98      9/30/97
--------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $13.58       $13.58       $13.36       $13.87       $13.62       $13.35
                                                        ------       ------       ------       ------       ------       ------
     Income from investment operations:
       Investment income, net                             0.59         0.61         0.57         0.56         0.58         0.61
       Net realized and unrealized gain (loss) on
       investments, futures and foreign currencies        0.32            0         0.07        (0.46)        0.26         0.27
                                                        ------       ------       ------       ------       ------       ------
  Total from investment operations                        0.91         0.61         0.64         0.10         0.84         0.88
                                                        ------       ------       ------       ------       ------       ------
     Less distributions:
       Dividends from taxable net investment income      (0.03)       (0.03)           0        (0.01)       (0.01)       (0.01)
       Dividends from tax-exempt net
       investment income                                 (0.56)       (0.58)       (0.57)       (0.55)       (0.57)       (0.60)
       Distributions from net realized gains                 0            0        (0.05)       (0.05)       (0.01)           0
       Distributions in excess of net investment
       income due to timing differences                      0            0            0            0            0            0
       Distributions in excess of net realized
       gains due to timing differences                       0            0        (0.01)           0            0            0
                                                        ------       ------       ------       ------       ------       ------
  Total distributions                                    (0.59)       (0.61)       (0.63)       (0.61)       (0.59)       (0.61)
                                                        ------       ------       ------       ------       ------       ------
  Portfolio transaction fee                                  0            0            0            0            0            0
                                                        ------       ------       ------       ------       ------       ------
  Net asset value, end of period                        $13.90       $13.58       $13.37       $13.36       $13.87       $13.62
                                                        ======       ======       ======       ======       ======       ======
  Total return                                            6.82%        4.60%        4.93%        0.74%        6.32%        6.73%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)          $411,384     $285,758     $673,723     $845,970     $816,082     $671,700
     Average net assets (000 omitted)                 $339,514     $246,410     $743,412     $843,755     $746,257     $603,119
     Ratio of expenses to average net assets              0.67%        0.68%        0.64%        0.64%        0.64%        0.65%
     Ratio of net investment income to average
     net assets                                           4.26%        4.48%        4.33%        4.09%        4.25%        4.51%
     Portfolio turnover rate                             41.32%       23.87%       32.88%       35.13%       27.20%       25.94%

                                                     ----------   --------------------------------------------------------------
                                                     BERNSTEIN
                                                     NEW YORK                        BERNSTEIN SHORT DURATION
                                                     MUNICIPAL                   DIVERSIFIED MUNICIPAL PORTFOLIO
                                                     PORTFOLIO
                                                     ----------   --------------------------------------------------------------

                                                     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                       9/30/96      9/30/00      9/30/99      9/30/98      9/30/97      9/30/96
--------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $13.48       $12.49       $12.57       $12.56       $12.52       $12.63
                                                         ------       ------       ------       ------       ------       ------
     Income from investment operations:
       Investment income, net                              0.64         0.47         0.42         0.45         0.46         0.52
       Net realized and unrealized gain (loss) on
       investments, futures and foreign currencies        (0.07)       (0.01)       (0.05)        0.04         0.05        (0.06)
                                                         ------       ------       ------       ------       ------       ------
  Total from investment operations                         0.57         0.46         0.37         0.49         0.51         0.46
                                                         ------       ------       ------       ------       ------       ------
     Less distributions:
       Dividends from taxable net investment income       (0.02)       (0.01)       (0.01)       (0.01)       (0.02)       (0.02)
       Dividends from tax-exempt net
       investment income                                  (0.62)       (0.46)       (0.41)       (0.44)       (0.44)       (0.50)
       Distributions from net realized gains              (0.06)           0        (0.03)       (0.03)       (0.01)       (0.05)
       Distributions in excess of net investment
       income due to timing differences                       0            0            0            0            0            0
       Distributions in excess of net realized
       gains due to timing differences                        0        (0.04)           0            0            0            0
                                                         ------       ------       ------       ------       ------       ------
  Total distributions                                     (0.70)       (0.51)       (0.45)       (0.48)       (0.47)       (0.57)
                                                         ------       ------       ------       ------       ------       ------
  Portfolio transaction fee                                   0            0            0            0            0            0
                                                         ------       ------       ------       ------       ------       ------
  Net asset value, end of period                         $13.35       $12.44       $12.49       $12.57       $12.56       $12.52
                                                         ======       ======       ======       ======       ======       ======
  Total return                                             4.31%        3.77%        2.91%        4.02%        4.17%        3.68%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)           $539,217     $158,315     $170,722     $158,553     $151,821     $119,096
     Average net assets (000 omitted)                  $497,391     $168,807     $167,918     $150,699     $135,288     $105,467
     Ratio of expenses to average net assets               0.66%        0.71%        0.71%        0.71%        0.72%        0.71%
     Ratio of net investment income to average
     net assets                                            4.73%        3.75%        3.29%        3.58%        3.66%        4.07%
     Portfolio turnover rate                              26.19%       99.12%       95.33%       99.93%       68.25%       63.40%

See Notes to Financial Statements.


--------------------------------------------------------------------------------
22 Sanford C. Bernstein Fund, Inc.                         2000 Annual Report 23

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                       ------------------------------------------------------------------------
                                                                              BERNSTEIN SHORT DURATION
                                                                            CALIFORNIA MUNICIPAL PORTFOLIO
                                                       ------------------------------------------------------------------------

                                                       YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         9/30/00        9/30/99         9/30/98        9/30/97        9/30/96
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $12.53         $12.61          $12.55         $12.53         $12.65
                                                           ------         ------          ------         ------         ------
     Income from investment operations:
       Investment income, net                                0.45           0.40            0.42           0.45           0.50
       Net realized and unrealized gain (loss) on
       investments, futures and foreign currencies           0.02          (0.04)           0.07           0.03          (0.07)
                                                           ------         ------          ------         ------         ------
  Total from investment operations                           0.47           0.36            0.49           0.48           0.43
                                                           ------         ------          ------         ------         ------
     Less distributions:
       Dividends from taxable net investment income         (0.03)         (0.02)          (0.02)         (0.04)         (0.05)
       Dividends from tax-exempt net
       investment income                                    (0.42)         (0.38)          (0.40)         (0.41)         (0.45)
       Distributions from net realized gains                (0.04)         (0.04)          (0.01)         (0.01)         (0.05)
       Distributions in excess of net investment
       income due to timing differences                         0              0               0              0              0
       Distributions in excess of net realized
       gains due to timing differences                          0              0               0              0              0
                                                           ------         ------          ------         ------         ------
  Total distributions                                       (0.49)         (0.44)          (0.43)         (0.46)         (0.55)
                                                           ------         ------          ------         ------         ------
  Portfolio transaction fee                                     0              0               0              0              0
                                                           ------         ------          ------         ------         ------
  Net asset value, end of period                           $12.51         $12.53          $12.61         $12.55         $12.53
                                                           ======         ======          ======         ======         ======
  Total return                                               3.87%          2.90%           3.98%          3.89%          3.50%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)              $58,089       $108,511         $99,050        $86,311        $72,925
     Average net assets (000 omitted)                     $83,374        $97,808         $88,338        $76,339        $68,060
     Ratio of expenses to average net assets                 0.73%          0.73%           0.73%          0.74%          0.72%
     Ratio of net investment income to average
     net assets                                              3.58%          3.18%           3.34%          3.56%          3.96%
     Portfolio turnover rate                                94.20%        126.65%          77.01%         75.36%         60.76%

                                                        ------------------------------------------------------------------------
                                                                                BERNSTEIN SHORT DURATION
                                                                              NEW YORK MUNICIPAL PORTFOLIO
                                                        ------------------------------------------------------------------------

                                                        YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          9/30/00         9/30/99         9/30/98        9/30/97        9/30/96
--------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                      $12.35          $12.47          $12.47         $12.52         $12.60
                                                            ------          ------          ------         ------         ------
     Income from investment operations:
       Investment income, net                                 0.48            0.44            0.46           0.50           0.51
       Net realized and unrealized gain (loss) on
       investments, futures and foreign currencies           (0.04)          (0.12)           0.01          (0.01)         (0.07)
                                                            ------          ------          ------         ------         ------
  Total from investment operations                            0.44            0.32            0.47           0.49           0.44
                                                            ------          ------          ------         ------         ------
     Less distributions:
       Dividends from taxable net investment income          (0.01)          (0.02)          (0.01)         (0.08)         (0.02)
       Dividends from tax-exempt net
       investment income                                     (0.47)          (0.42)          (0.45)         (0.42)         (0.49)
       Distributions from net realized gains                     0               0           (0.01)         (0.04)         (0.01)
       Distributions in excess of net investment
       income due to timing differences                          0               0               0              0              0
       Distributions in excess of net realized
       gains due to timing differences                           0               0               0              0              0
                                                            ------          ------          ------         ------         ------
  Total distributions                                        (0.48)          (0.44)          (0.47)         (0.54)         (0.52)
                                                            ------          ------          ------         ------         ------
  Portfolio transaction fee                                      0               0               0              0              0
                                                            ------          ------          ------         ------         ------
  Net asset value, end of period                            $12.31          $12.35          $12.47         $12.47         $12.52
                                                            ======          ======          ======         ======         ======
  Total return                                                3.64%           2.64%           3.86%          3.99%          3.53%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)               $93,774        $101,901         $78,652        $76,142        $58,750
     Average net assets (000 omitted)                     $106,683         $92,014         $77,989        $69,567        $54,087
     Ratio of expenses to average net assets                  0.72%           0.74%           0.74%          0.76%          0.74%
     Ratio of net investment income to average
     net assets                                               3.91%           3.57%           3.66%          3.97%          4.02%
     Portfolio turnover rate                                 65.09%          77.64%          52.93%         98.01%         55.81%

See Notes to Financial Statements.


--------------------------------------------------------------------------------
24 Sanford C. Bernstein Fund, Inc.                         2000 Annual Report 25

Sanford C. Bernstein Fund, Inc.

Notes to Financial Statements

NOTE 1. Organization and Significant Accounting Policies

            Sanford C. Bernstein Fund, Inc. (the "Fund") is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series of shares (the "Portfolios"), each with its own investment objectives. At September 30, 2000, the three International Equity Portfolios are Bernstein Tax-Managed International Value (formerly, Bernstein International Value), Bernstein International Value II and Bernstein Emerging Markets Value, and the nine Fixed-Income Portfolios are Bernstein Intermediate Duration, Bernstein Short Duration Plus, Bernstein Government Short Duration, Bernstein Diversified Municipal, Bernstein California Municipal, Bernstein New York Municipal, Bernstein Short Duration Diversified Municipal, Bernstein Short Duration California Municipal and Bernstein Short Duration New York Municipal. As of the close of business on April 30, 1999, the Bernstein International Value Portfolio's name was changed to Bernstein Tax-Managed International Value Portfolio and the Bernstein International Value Portfolio II commenced operations through an in-kind redemption in the amount of $2,220,907,516 from the Bernstein International Value Portfolio.

      A.    Portfolio Valuation

            The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Sanford C. Bernstein & Co., Inc. (the "Manager"). Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Manager of the Fund under procedures established by and under the general supervision of the Board of Directors. The Fund used an independent pricing service to value the Portfolios' assets at such times and to the extent that the Manager deemed appropriate.

      B.    Foreign Currency Translation

            The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m. New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

            Net realized gain on foreign currency transactions represents net foreign exchange gains from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency-denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

            The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Fund does isolate the effect of changes in foreign exchange rates from changes in market prices of debt securities sold during the year, as required by the Internal Revenue Code.

            The Tax-Managed International Value Portfolio, International Value Portfolio II, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

      C.    Security Transactions and Related Investment Income

            Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.


--------------------------------------------------------------------------------
26 Sanford C. Bernstein Fund, Inc.

      D.    Futures Contracts

            Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

      E.    Written Options

            When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

      F.    Taxes

            Each of the 12 Portfolios of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

      G.    Repurchase Agreements

            Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receives delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

      H.    Securities Transactions on a When-Issued or Delayed-Delivery Basis

            Any Portfolio of the Fund may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value.

      I.    Distribution of Income and Gains

            Net investment income of each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.


--------------------------------------------------------------------------------
                                                           2000 Annual Report 27

Sanford C. Bernstein Fund, Inc.

            Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified to paid-in capital in the year they arise.

            The effect on each portfolio is reflected as an adjustment to the components of capital as of September 30, 2000, as shown below:

                                                              INCREASE (DECREASE) TO
                                                             ACCUMULATED UNDISTRIBUTED         INCREASE (DECREASE)
                                   INCREASE (DECREASE)       NET REALIZED GAIN (LOSS)             TO ACCUMULATED
                                      TO ADDITIONAL           ON INVESTMENTS, FUTURES           UNDISTRIBUTED NET
                                     PAID-IN CAPITAL          AND FOREIGN CURRENCIES         INVESTMENT INCOME (LOSS)
=====================================================================================================================
  Tax-Managed International Value                0                 $30,549,459                    $(30,549,459)
---------------------------------------------------------------------------------------------------------------------
  International Value II                         0                 (62,791,876)                     62,791,876
---------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value                         0                   1,630,823                      (1,630,823)
---------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                   $(89,462)                  4,037,394                      (3,947,932)
---------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                     (219,965)                    509,144                        (289,179)
---------------------------------------------------------------------------------------------------------------------

      J.    Expenses

            Each Portfolio is charged for those expenses that are directly attributable to it, such as management, custodian, transfer-agent and shareholder servicing and administration. Other expenses are allocated among the Portfolios based on respective net assets.

      K.    Organization Costs

            Costs incurred in connection with the organization of the Short Duration Diversified Municipal Portfolio ($21,176), Short Duration California Municipal Portfolio ($7,956), Short Duration New York Municipal Portfolio ($8,906) and Emerging Markets Value Portfolio ($48,194) have been allocated to each respective Portfolio. All organization costs are being amortized on a straight-line basis over a five-year period, beginning with the commencement of operations of each respective Portfolio.

      L.    Use of Estimates

            The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      M.    Portfolio Transaction Fee

            The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.

      N.    Securities Lending

            Each of the Portfolios of the Fund may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Fund. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At September 30, 2000, the


--------------------------------------------------------------------------------
28 Sanford C. Bernstein Fund, Inc.

            Tax-Managed International Value Portfolio had securities on loan with a value of $281,350,229 and had received collateral of $296,346,926, of which $156,398,655 was cash collateral and $139,948,271 was collateral in the form of U.S. Government securities. At September 30, 2000, the International Value Portfolio II had securities on loan with a value of $130,751,883 and had received collateral of $138,451,102, of which $39,824,344 was cash collateral and $98,626,758 was collateral in the form of U.S. Government securities. The Tax-Managed International Value Portfolio and the International Value Portfolio II earned $2,463,323 and $1,539,967, respectively, from securities lending transactions for the period ended September 30, 2000. This amount is reflected in the Statement of Operations as a component of interest income.

NOTE 2. Investment Management and Transactions with Affiliated Persons

      A.    Management Fee

            Under agreements (the "Management Agreements") between the Fund and the Manager, the Manager manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Manager agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Manager renders these services subject to the general oversight of the Board of Directors. The Manager is to receive a management fee for these services from each Portfolio at the annual rate of .50 of 1% of average daily net assets up to and including $1 billion and at an annual rate of .45 of 1% of average daily net assets in excess of $1 billion for the Intermediate Duration Portfolio, Short Duration Plus Portfolio, Government Short Duration Portfolio, Diversified Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio. The fee paid by the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio is at an annual rate of .50 of 1% of each Portfolio's average daily net assets. The fee paid by the Tax-Managed International Value Portfolio and the International Value Portfolio II is at an annual rate of 1.00% of each Portfolio's average daily net assets up to and including $1 billion and at an annual rate of .90 of 1% of average daily net assets in excess of $1 billion. The fee paid by the Emerging Markets Value Portfolio is at an annual rate of 1.25% of that Portfolio's average daily net assets.

      B.    Shareholder Servicing and Administrative Fee

            Under agreements (the "Shareholder Servicing and Administrative Agreements") between the Fund and the Manager, the Manager agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. The fee payable by each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio for services under this agreement is .10 of 1% of average daily net assets, and the fee paid by the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of average daily net assets.

      C.    Distribution

            Under agreements (the "Distribution Agreements") between the Fund and the Manager, the Manager agrees to act as agent to sell shares of the 12 Portfolios. The Manager receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement.

      D.    Directors and Officers

            Each of the directors not affiliated with Sanford C. Bernstein & Co., Inc. receives annual compensation of $40,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with Sanford C. Bernstein & Co., Inc. receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.


--------------------------------------------------------------------------------
                                                           2000 Annual Report 29

Sanford C. Bernstein Fund, Inc.

      E.    Transactions with Affiliates

            The Emerging Markets Value Portfolio paid commissions to Sanford C. Bernstein & Co., Inc. in the amount of $39,561 for the period ended September 30, 2000.

NOTE 3. Investment Security Transactions

      A.    Purchases and Sales

            For the period from October 1, 1999 through September 30, 2000, the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                         PURCHASES                                     SALES
                                      EXCLUDING U.S.        PURCHASES OF          EXCLUDING U.S.          SALES OF
                                        GOVERNMENT         U.S. GOVERNMENT          GOVERNMENT         U.S. GOVERNMENT
                                        SECURITIES           SECURITIES             SECURITIES           SECURITIES
======================================================================================================================
  Tax-Managed International Value     $1,361,133,951                    0         $2,118,552,154                    0
  International Value II                 526,152,983                    0          1,083,132,620                    0
  Emerging Markets Value                 195,592,159                    0            299,515,424                    0
  Intermediate Duration                8,269,489,366         $490,722,533          8,771,661,027         $631,450,371
  Short Duration Plus                    753,094,533           45,274,059            821,630,574          138,733,238
  Government Short Duration              115,588,820           55,995,593             94,226,056          106,313,389
  Diversified Municipal                  456,502,278                    0            772,540,686                    0
  California Municipal                   246,697,869                    0            393,877,090                    0
  New York Municipal                     239,994,893                    0            417,380,056                    0
  Short Duration Diversified Municipal   159,828,528                    0            177,555,395                    0
  Short Duration California Municipal     76,189,288                    0            120,276,677            6,883,890
  Short Duration New York Municipal       66,061,048                    0             67,128,281            6,886,900

      B.    Transactions in Securities of Affiliated Issuers

            Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of transactions in the securities of these issuers for the year ended September 30, 2000, is set forth below:

------------------------------------------------------------------------------------------------------------------------------------
BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                  ACQUISITIONS        DISPOSITIONS
                                   BEGINNING     ---------------    ----------------    ENDING     REALIZED    INTEREST
                                     SHARE       SHARE              SHARE                SHARE       GAIN    AND DIVIDEND   ENDING
  AFFILIATE                          AMOUNT      AMOUNT     COST    AMOUNT      COST    AMOUNT      (LOSS)      INCOME      VALUE
====================================================================================================================================
  Jilin Chemical                   56,100,000         0        0         0         0  56,100,000         0      $67,772   $3,669,724
   Industrial Co., Ltd.
  Thai-German                       4,471,400         0        0         0         0   4,471,400         0            0      519,992
     Ceramic Industry
     Public Co., Ltd. (Foreign)
                                                              --                  --                    --      -------   ----------
                                                               0                   0                     0      $67,772   $4,189,716
                                                              ==                  ==                    ==      =======   ==========


--------------------------------------------------------------------------------
30 Sanford C. Bernstein Fund, Inc.

      C.    Federal Income Tax Status

            At September 30, 2000, the following Portfolio's had capital loss carryforwards as shown below:

                                                               CAPITAL LOSS
                                                            CARRYFORWARD AMOUNT                            EXPIRATION
=======================================================================================================================
  Intermediate Duration Portfolio                              $16,091,312                                 9/30/2008
  Short Duration Plus Portfolio                                  3,657,078                                 9/30/2003
  Short Duration Plus Portfolio                                    288,982                                 9/30/2008
  Government Short Duration Portfolio                              573,254                                 9/30/2003
  Diversified Municipal Portfolio                                  276,500                                 9/30/2008
  California Municipal Portfolio                                   227,023                                 9/30/2008
  New York Municipal Portfolio                                   1,323,001                                 9/30/2008
  Short Duration Diversified Municipal Portfolio                    58,171                                 9/30/2008
  Short Duration California Municipal Portfolio                     21,025                                 9/30/2008
  Short Duration New York Municipal Portfolio                      165,582                                 9/30/2007
  Short Duration New York Municipal Portfolio                       20,583                                 9/30/2008
-----------------------------------------------------------------------------------------------------------------------

            For the year ended September 30, 2000, the Emerging Markets Value Portfolio and Government Short Duration Portfolio utilized capital loss carryforwards as follows:

                                                               CAPITAL LOSS
                                                           CARRYFORWARD UTILIZED
================================================================================
  Emerging Markets Value Portfolio                             $42,568,353
  Government Short Duration Portfolio                              555,617
--------------------------------------------------------------------------------

            At September 30, 2000, the following Portfolios had post October loss deferrals as shown below, for tax purposes, these losses are deemed to arise on October 1, 2000:

                                                               POST OCTOBER
                                                               LOSS DEFERRAL
================================================================================
  Intermediate Duration Portfolio                              $45,161,592
  Short Duration Plus Portfolio                                  4,548,668
  Government Short Duration Portfolio                            1,082,925
  Diversified Municipal Portfolio                               10,731,407
  California Municipal Portfolio                                 3,514,700
  New York Municipal Portfolio                                   4,366,917
  Short Duration Diversified Municipal Portfolio                   658,539
  Short Duration California Municipal Portfolio                    206,778
  Short Duration New York Municipal Portfolio                      720,508
--------------------------------------------------------------------------------

            Additionally, the Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had post October foreign currency loss deferrals of $1,355,271; $4,685,129; and $510,713, respectively. For tax purposes, these losses are deemed to arise on October 1, 2000.

      D.    Foreign Currency Contracts

            At September 30, 2000, the Tax-Managed International Value Portfolio, International Value Portfolio II, Emerging Markets Value Portfolio and Short Duration Plus Portfolio had outstanding foreign currency contracts to purchase and sell foreign currencies as follows:

---------------------------------------------------------------------------------------------------------------------
  FOREIGN CURRENCY BUY CONTRACTS--BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------

                                     VALUE RECEIVABLE AT         CURRENT            CONTRACT              CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATES          VALUE           APPRECIATION         (DEPRECIATION)
=====================================================================================================================
  Settlement 10/01/00 through 10/31/00
   Swiss Francs                          $ 6,843,177          $ 6,845,088              $1,911                     0

  Settlement 12/01/00 through 12/31/00
   Hong Kong Dollars                       4,620,064            4,620,825                 761                     0
                                         -----------          -----------              ------                    --
  Total                                  $11,463,241          $11,465,913              $2,672                     0
                                         ===========          ===========              ======                    ==


--------------------------------------------------------------------------------
                                                           2000 Annual Report 31

Sanford C. Bernstein Fund, Inc.

------------------------------------------------------------------------------------------------------------------------
  FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                        VALUE PAYABLE AT         CURRENT              CONTRACT               CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATES          VALUE             APPRECIATION          (DEPRECIATION)
========================================================================================================================
                                         C>
  Settlement 12/01/00 through 12/31/00
   Australian Dollars                    $   91,566,120       $   88,888,538          $2,677,582                     0
   British Pounds                           120,723,400          126,636,786                   0          $ (5,913,386)
   Euro                                     139,374,900          142,856,805                   0            (3,481,905)
   Hong Kong Dollars                         63,808,799           63,793,055              15,744                     0
   Japanese Yen                             509,284,285          505,014,086           4,270,199                     0
   Norwegian Kroner                          73,406,341           74,857,982                   0            (1,451,641)
   Singapore Dollars                         28,414,033           28,433,269                   0               (19,236)
                                         --------------       --------------          ----------          ------------
  Total                                  $1,026,577,878       $1,030,480,521          $6,963,525          $(10,866,168)
                                         ==============       ==============          ==========          ============

------------------------------------------------------------------------------------------------------------------------
  FOREIGN CURRENCY BUY CONTRACTS--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO II
------------------------------------------------------------------------------------------------------------------------
                                        VALUE RECEIVABLE AT        CURRENT              CONTRACT             CONTRACT
  FOREIGN CURRENCY                        SETTLEMENT DATES          VALUE             APPRECIATION        (DEPRECIATION)
========================================================================================================================
  Settlement 10/01/00 through 10/31/00
   Australian Dollars                        $2,766,750           $2,762,925                   0               $(3,825)

  Settlement 12/01/00 through 12/31/00
   Hong Kong Dollars                          3,850,053            3,850,687                $634                     0
                                             ----------           ----------                ----               -------
  Total                                      $6,616,803           $6,613,612                $634               $(3,825)
                                             ==========           ==========                ====               =======

------------------------------------------------------------------------------------------------------------------------
  FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO II
------------------------------------------------------------------------------------------------------------------------
                                        VALUE PAYABLE AT         CURRENT              CONTRACT               CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATES          VALUE             APPRECIATION          (DEPRECIATION)
========================================================================================================================
  Settlement 12/01/00 through 12/31/00
   Australian Dollars                      $ 35,853,440         $ 34,688,210          $1,165,230                     0
   British Pounds                           120,034,175          125,896,220                   0           $(5,862,045)
   Euro                                      44,122,370           45,252,777                   0            (1,130,407)
   Hong Kong Dollars                         34,025,398           34,014,406              10,992                     0
   Japanese Yen                             344,254,580          341,002,063           3,252,517                     0
   Norwegian Kroner                          47,687,995           48,624,663                   0              (936,668)
   Singapore Dollars                         11,307,625           11,315,280                   0                (7,655)
                                           ------------         ------------          ----------           -----------
  Total                                    $637,285,583         $640,793,619          $4,428,739           $(7,936,775)
                                           ============         ============          ==========           ===========

------------------------------------------------------------------------------------------------------------------------
  FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                        VALUE PAYABLE AT           CURRENT              CONTRACT             CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATES            VALUE             APPRECIATION        (DEPRECIATION)
========================================================================================================================
  Settlement 10/01/00 through 10/31/00
   Brazilian Real                            $    3,223           $    3,243                   0               $   (20)
   Thailand Baht                              1,656,805            1,661,327                   0                (4,522)
                                             ----------           ----------                  --               -------
  Total                                      $1,660,028           $1,664,570                   0               $(4,542)
                                             ==========           ==========                  ==               =======

------------------------------------------------------------------------------------------------------------------------
  FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN SHORT DURATION PLUS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                        VALUE PAYABLE AT           CURRENT              CONTRACT             CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATES            VALUE             APPRECIATION        (DEPRECIATION)
========================================================================================================================
  Settlement 10/01/00 through 10/31/00
   Euro                                      $1,149,192           $1,061,209             $87,983                     0
                                             ----------           ----------             -------                    --
  Total                                      $1,149,192           $1,061,209             $87,983                     0
                                             ==========           ==========             =======                    ==


--------------------------------------------------------------------------------
32 Sanford C. Bernstein Fund, Inc.

NOTE 4. Concentration of Credit Risk

            The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable State and the financial condition of that State and its agencies and municipalities.

NOTE 5. Risks Involved in Futures and Foreign Currency Contracts

            All Portfolios of the Fund may purchase or sell financial futures contracts. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

            Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6. Capital-Share Transactions

            The Fund has authorized 2 billion shares of common stock, par value $0.001 per share, of which, at September 30, 2000, 1,850 million are divided into 12 Portfolios, allocated 400 million to the Bernstein Tax-Managed International Value Portfolio, 300 million each to the Bernstein International Value Portfolio II and the Bernstein Intermediate Duration Portfolio, 200 million to the Bernstein Diversified Municipal Portfolio, 100 million each to the Bernstein Emerging Markets Value Portfolio, Bernstein Short Duration Plus Portfolio, Bernstein Government Short Duration Portfolio, Bernstein California Municipal Portfolio and Bernstein New York Municipal Portfolio, and 50 million allocated to each of the Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio. Share transactions for each portfolio for the years ended September 30, 2000, and ended September 30, 1999 were as follows:

                                    --------------------------      --------------------------      ---------------------------
                                       BERNSTEIN TAX-MANAGED                 BERNSTEIN                      BERNSTEIN
                                        INTERNATIONAL VALUE            INTERNATIONAL VALUE           EMERGING MARKETS VALUE
                                             PORTFOLIO                     PORTFOLIO II                     PORTFOLIO
                                    --------------------------      --------------------------      ---------------------------
                                    YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                     9/30/00         9/30/99         9/30/00       9/30/99 (a)       9/30/00         9/30/99
===============================================================================================================================
  Shares sold                       20,295,158      48,336,640      12,998,219     129,078,992       7,339,149      12,103,044

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                     2,561,840      27,820,600       1,217,988               0         181,161         427,905

  Shares redeemed                  (57,115,367)   (172,282,426)    (43,151,152)     (6,824,119)    (13,187,214)     (7,618,737)
                                   -----------     -----------     -----------     -----------     -----------     -----------
  Net increase (decrease)
  in shares outstanding            (34,258,369)    (96,125,186)    (28,934,945)    122,254,873      (5,666,904)      4,912,212

  Shares outstanding at
  beginning of period              182,510,805     278,635,991     122,254,873               0      40,782,667      35,870,455
                                   -----------     -----------     -----------     -----------     -----------     -----------
  Shares outstanding at
  end of period                    148,252,436     182,510,805      93,319,928     122,254,873      35,115,763      40,782,667
                                   ===========     ===========     ===========     ===========     ===========     ===========

(a) Commenced operations April 30, 1999


--------------------------------------------------------------------------------
                                                           2000 Annual Report 33

Sanford C. Bernstein Fund, Inc.

                                    --------------------------      --------------------------      --------------------------
                                             BERNSTEIN                      BERNSTEIN                       BERNSTEIN
                                       INTERMEDIATE DURATION           SHORT DURATION PLUS               GOVERNMENT SHORT
                                             PORTFOLIO                      PORTFOLIO                   DURATION PORTFOLIO
                                    --------------------------      --------------------------      --------------------------
                                    YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                     9/30/00         9/30/99         9/30/00        9/30/99          9/30/00         9/30/99
==============================================================================================================================
  Shares sold                       27,994,065      57,428,914      11,033,127      15,335,588       5,436,175       3,914,252

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                     2,854,539       5,220,377         770,940         817,130         177,813         201,920

  Shares redeemed                  (78,676,847)    (39,923,586)    (23,683,927)    (18,476,220)     (8,197,796)     (4,783,041)
                                   -----------     -----------     -----------     -----------     -----------     -----------
  Net increase (decrease)
  in shares outstanding            (47,828,243)     22,725,705     (11,879,860)     (2,323,502)     (2,583,808)       (666,869)

  Shares outstanding at
  beginning of period              211,115,466     188,389,761      45,157,606      47,481,108      10,237,664      10,904,533
                                   -----------     -----------     -----------     -----------     -----------     -----------
  Shares outstanding at
  end of period                    163,287,223     211,115,466      33,277,746      45,157,606       7,653,856      10,237,664
                                   ===========     ===========     ===========     ===========     ===========     ===========

                                    --------------------------      --------------------------      --------------------------
                                             BERNSTEIN                      BERNSTEIN                        BERNSTEIN
                                       DIVERSIFIED MUNICIPAL           CALIFORNIA MUNICIPAL             NEW YORK MUNICIPAL
                                             PORTFOLIO                      PORTFOLIO                        PORTFOLIO
                                    --------------------------      --------------------------      --------------------------
                                    YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                     9/30/00         9/30/99         9/30/00        9/30/99          9/30/00         9/30/99
==============================================================================================================================
  Shares sold                       16,827,464      34,310,891       6,706,394      16,744,542       7,685,174      16,844,970

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                     1,213,243       1,122,171         458,077         499,669         897,011         898,393

  Shares redeemed                  (41,332,463)    (22,111,212)    (18,786,967)    (11,737,644)    (21,504,709)    (13,245,252)
                                   -----------     -----------     -----------     -----------     -----------     -----------
  Net increase (decrease)
  in shares outstanding            (23,291,756)     13,321,850     (11,622,496)      5,506,567     (12,922,524)      4,498,111

  Shares outstanding at
  beginning of period              112,597,597      99,275,747      44,260,107      38,753,540      63,315,139      58,817,028
                                   -----------     -----------     -----------     -----------     -----------     -----------
  Shares outstanding at
  end of period                     89,305,841     112,597,597      32,637,611      44,260,107      50,392,615      63,315,139
                                   ===========     ===========     ===========     ===========     ===========     ===========


--------------------------------------------------------------------------------
34 Sanford C. Bernstein Fund, Inc.

                                    --------------------------      --------------------------      --------------------------
                                     BERNSTEIN SHORT DURATION        BERNSTEIN SHORT DURATION        BERNSTEIN SHORT DURATION
                                       DIVERSIFIED MUNICIPAL           CALIFORNIA MUNICIPAL              NEW YORK MUNICIPAL
                                             PORTFOLIO                      PORTFOLIO                        PORTFOLIO
                                    --------------------------      --------------------------      --------------------------
                                    YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                     9/30/00         9/30/99         9/30/00        9/30/99          9/30/00         9/30/99
==============================================================================================================================
  Shares sold                        9,148,852       9,571,009       3,749,871       7,214,274       5,710,801       5,927,371

  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                       200,878         165,549         144,894         143,862         140,935         117,057

  Shares redeemed                  (10,292,592)     (8,684,747)     (7,913,732)     (6,550,832)     (6,486,339)     (4,100,838)
                                   -----------     -----------     -----------     -----------     -----------     -----------
  Net increase (decrease)
  in shares outstanding               (942,862)      1,051,811      (4,018,967)        807,304        (634,603)      1,943,590

  Shares outstanding at
  beginning of period               13,667,470      12,615,659       8,662,577       7,855,273       8,252,872       6,309,282
                                   -----------     -----------     -----------     -----------     -----------     -----------
  Shares outstanding at
  end of period                     12,724,608      13,667,470       4,643,610       8,662,577       7,618,269       8,252,872
                                   ===========     ===========     ===========     ===========     ===========     ===========

NOTE 7. Line of Credit

            The Bernstein Emerging Markets Value Portfolio maintains a $35,000,000 line of credit intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the line of credit are paid by the Portfolio and are included in the miscellaneous expenses in the Statement of Operations. The Portfolio did not utilize the line of credit during the fiscal year ended September 30, 2000.

NOTE 8. Subsequent Events

            Effective October 2, 2000, the Fund's investment manager, Sanford C. Bernstein & Co., Inc., was acquired by Alliance Capital Management L.P. ("Alliance"). Alliance is a Delaware limited partnership, with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a registered investment advisor that manages assets for public and private employee benefit plans, public employee retirement funds, foundations, endowments, banks and insurance companies worldwide. Alliance is also a mutual fund sponsor with a family of diversified portfolios distributed globally.


--------------------------------------------------------------------------------
                                                           2000 Annual Report 35

Matters Voted Upon at the September 25, 2000 Special Meeting of Sanford C. Bernstein Fund, Inc. (the "Fund") Shareholders (Unaudited)

1. For the Fund, to elect a slate of nine members to its Board of Directors. Each nominee was elected a director.

  NAME OF NOMINEE                  VOTES FOR                     VOTES WITHHELD
================================================================================
  Andrew S. Adelson               439,804,827                      4,910,520
  ------------------------------------------------------------------------------
  Arthur Aeder                    439,252,974                      5,462,373
  ------------------------------------------------------------------------------
  Peter L. Bernstein              438,889,088                      5,826,259
  ------------------------------------------------------------------------------
  Irwin Engleman                  439,667,340                      5,048,007
  ------------------------------------------------------------------------------
  Roger Hertog                    439,065,404                      5,649,943
  ------------------------------------------------------------------------------
  Peter W. Huber                  439,310,144                      5,405,203
  ------------------------------------------------------------------------------
  William Kristol                 437,509,965                      7,205,382
  ------------------------------------------------------------------------------
  Theodore Levitt                 438,921,087                      5,794,260
  ------------------------------------------------------------------------------
  Rosalie J. Wolf                 439,607,319                      5,108,028

2. For each Portfolio separately, to approve or disapprove a new investment management agreement between the Fund, on behalf of each Portfolio, and Alliance Capital Management, L.P. ("Alliance Capital").

  PORTFOLIO                                VOTES FOR                  VOTES AGAINST            VOTES ABSTAINED
==============================================================================================================
  Government Short Duration                 4,623,633                    172,928                     35,459
  ------------------------------------------------------------------------------------------------------------
  Short Duration Plus                      23,171,867                    219,743                    178,881
  ------------------------------------------------------------------------------------------------------------
  New York Municipal                       31,246,333                    414,182                    553,936
  ------------------------------------------------------------------------------------------------------------
  Diversified Municipal                    59,809,693                    356,314                    856,823
  ------------------------------------------------------------------------------------------------------------
  Intermediate Duration                   106,574,745                  1,403,327                  1,489,140
  ------------------------------------------------------------------------------------------------------------
  California Municipal                     19,845,829                    346,176                    211,675
  ------------------------------------------------------------------------------------------------------------
  Short Duration California Municipal       2,949,920                     44,594                     13,443
  ------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal      8,844,903                     37,327                    319,124
  ------------------------------------------------------------------------------------------------------------
  Short Duration New York Municipal         5,794,380                     51,642                          0
  ------------------------------------------------------------------------------------------------------------
  Tax-Managed International Value          88,697,754                    898,813                  1,013,883
  ------------------------------------------------------------------------------------------------------------
  International Value II                   60,166,251                    662,158                    631,458
  ------------------------------------------------------------------------------------------------------------
  Emerging Markets Value                   22,783,570                    143,573                    151,864

3. For each Portfolio separately, to approve or disapprove a new shareholder servicing and administrative agreement between the Fund, on behalf of each Portfolio, and Alliance Capital.

  PORTFOLIO                                 VOTES FOR                VOTES AGAINST             VOTES ABSTAINED
==============================================================================================================
  Government Short Duration                 4,622,087                    172,275                     37,658
  ------------------------------------------------------------------------------------------------------------
  Short Duration Plus                      23,097,254                    216,264                    256,973
  ------------------------------------------------------------------------------------------------------------
  New York Municipal                       30,971,501                    437,981                    804,969
  ------------------------------------------------------------------------------------------------------------
  Diversified Municipal                    59,462,042                    434,671                  1,126,117
  ------------------------------------------------------------------------------------------------------------
  Intermediate Duration                   106,224,951                  1,438,240                  1,804,021
  ------------------------------------------------------------------------------------------------------------
  California Municipal                     19,769,419                    384,518                    249,743
  ------------------------------------------------------------------------------------------------------------
  Short Duration California Municipal       2,949,920                     44,594                     13,443
  ------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal      8,922,934                     37,327                    241,093
  ------------------------------------------------------------------------------------------------------------
  Short Duration New York Municipal         5,746,608                     65,104                     34,310
  ------------------------------------------------------------------------------------------------------------
  Tax-Managed International Value          88,349,034                    919,926                  1,341,490
  ------------------------------------------------------------------------------------------------------------
  International Value II                   59,998,478                    709,745                    751,644
  ------------------------------------------------------------------------------------------------------------
  Emerging Markets Value                   22,740,177                    141,163                    197,668


--------------------------------------------------------------------------------
36 Sanford C. Bernstein Fund, Inc.

4. For each of the Portfolios listed below separately, to approve or disapprove eliminating the fundamental investment restriction relating to investment in illiquid securities and replacing it with a non-fundamental restriction.

  PORTFOLIO                                VOTES FOR      VOTES AGAINST       BROKER NON-VOTE        VOTES ABSTAINED
====================================================================================================================
  Government Short Duration                4,396,518          321,794                     0               113,708
  ------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                     22,203,266          782,565                     0               584,660
  ------------------------------------------------------------------------------------------------------------------
  New York Municipal                      29,640,136        1,193,459                     0             1,380,856
  ------------------------------------------------------------------------------------------------------------------
  Diversified Municipal                   57,204,159        2,110,018                     0             1,708,653
  ------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                   98,915,839        6,189,885               553,870             3,807,618
  ------------------------------------------------------------------------------------------------------------------
  California Municipal                    19,450,211          478,922                     0               474,547

5. For each of the Portfolios listed below separately, to approve or disapprove eliminating the fundamental investment restriction relating to investment in securities of unseasoned issuers.

  PORTFOLIO                                VOTES FOR      VOTES AGAINST        BROKER NON-VOTE       VOTES ABSTAINED
====================================================================================================================
  Government Short Duration                4,400,447          325,128                     0               106,445
  ------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                     22,188,722          841,086                     0               540,683
  ------------------------------------------------------------------------------------------------------------------
  New York Municipal                      29,469,231        1,213,720                     0             1,531,500
  ------------------------------------------------------------------------------------------------------------------
  Diversified Municipal                   57,222,460        2,007,549                     0             1,792,821
  ------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                   98,534,738        6,463,807               553,869             3,914,798
  ------------------------------------------------------------------------------------------------------------------
  California Municipal                    19,396,368          603,603                     0               403,709

6. For each Portfolio separately, to ratify the selection of independent accountants, PricewaterhouseCoopers LLP, for the current fiscal year.

  PORTFOLIO                                 VOTES FOR                 VOTES AGAINST            VOTES ABSTAINED
==============================================================================================================
  Government Short Duration                 4,664,979                     94,607                     72,434
  ------------------------------------------------------------------------------------------------------------
  Short Duration Plus                      23,175,321                    120,803                    274,367
  ------------------------------------------------------------------------------------------------------------
  New York Municipal                       31,162,619                    192,569                    859,263
  ------------------------------------------------------------------------------------------------------------
  Diversified Municipal                    60,044,081                    296,380                    682,369
  ------------------------------------------------------------------------------------------------------------
  Intermediate Duration                   107,313,687                    713,152                  1,440,373
  ------------------------------------------------------------------------------------------------------------
  California Municipal                     20,111,071                     81,284                    211,325
  ------------------------------------------------------------------------------------------------------------
  Short Duration California Municipal       2,946,537                     47,977                     13,443
  ------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal      8,986,200                     25,297                    189,857
  ------------------------------------------------------------------------------------------------------------
  Short Duration New York Municipal         5,777,533                     39,675                     28,814
  ------------------------------------------------------------------------------------------------------------
  Tax-Managed International Value          88,973,578                    667,735                    969,137
  ------------------------------------------------------------------------------------------------------------
  International Value II                   60,678,871                    273,703                    507,292
  ------------------------------------------------------------------------------------------------------------
  Emerging Markets Value                   22,853,241                     79,180                    146,587


--------------------------------------------------------------------------------
                                                           2000 Annual Report 37

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

Sanford C. Bernstein Fund, Inc.

================================================================================
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

      Roger Hertog
      President, Treasurer and Director
      President, Chief Operating Officer and Director,
      Sanford C. Bernstein & Co., Inc.

      Andrew S. Adelson
      Senior Vice President and Director
      Senior Vice President, Chief Investment
      Officer--International and Director,
      Sanford C. Bernstein & Co., Inc.

      Arthur Aeder
      Director
      Consultant

      Peter L. Bernstein*
      Director
      President and Chief Executive Officer,
      Peter L. Bernstein, Inc.

      Irwin Engelman
      Director
      Executive Vice President, Chief Financial Officer--
      YouthStream Media Networks

      Peter W. Huber
      Director
      Partner, Kellogg Huber Hansen Todd & Evans

      William Kristol
      Director
      Editor and Publisher, The Weekly Standard

      Theodore Levitt
      Director
      Professor Emeritus of Business Administration,
      Harvard University

      Francis H. Trainer, Jr.
      Senior Vice President
      Senior Vice President, Chief Investment
      Officer--Global Fixed Income and Director,
      Sanford C. Bernstein & Co., Inc.

      Jean Margo Reid
      Secretary
      Senior Vice President, General Counsel and Secretary,
      Sanford C. Bernstein & Co., Inc.

      Rosalie J. Wolf
      Director
      Managing Partner, Botanica Capital Partners LLC

================================================================================
INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036

================================================================================
LEGAL COUNSEL
--------------------------------------------------------------------------------

      Swidler Berlin Shereff Friedman, LLP
      405 Lexington Avenue
      New York, New York 10174

================================================================================
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

================================================================================
INVESTMENT ADVISOR
--------------------------------------------------------------------------------

      Sanford C. Bernstein & Co., Inc.+

      767 Fifth Avenue
      New York, New York 10153

      227 West Monroe Street
      Chicago, Illinois 60606

      300 Crescent Court
      Dallas, Texas 75201

      1999 Avenue of the Stars
      Los Angeles, California 90067

      555 California Street
      San Francisco, California 94104

      800 Connecticut Avenue, NW
      Washington, DC 20006

      Phillips Point--West Tower
      777 South Flagler Drive
      West Palm Beach, Florida 33401

      One North Lexington Avenue
      White Plains, New York 10601

      Sanford C. Bernstein Ltd

      99 Gresham Street
      London, United Kingdom
      EC2V 7NG

* Not related to Zalman C. Bernstein, deceased, former Chairman of the Executive Committee, Sanford C. Bernstein & Co., Inc.

+ On October 2, 2000, Alliance Capital Management L.P. became the investment advisor as a result of the combination of Sanford C. Bernstein & Co., Inc. with Alliance Capital Management, L.P.

                         SANFORD C. BERNSTEIN & CO., LLC
                A subsidiary of Alliance Capital Management L.P.
                                   Distributor

                         SANFORD C. BERNSTEIN FUND, INC.
                      767 Fifth Avenue, New York, NY 10153
                                 (212) 756-4097

                        Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
                               SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

Schedule of Investments

Stock Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Tax-Managed International Value
--------------------------------------------------------------------------------
International Value II
--------------------------------------------------------------------------------
Emerging Markets Value

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                        Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Tax-Managed International Value Portfolio, Bernstein International Value Portfolio II and Bernstein Emerging Markets Value Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
November 15, 2000

--------------------------------------------------------------------------
                      Sanford C. Bernstein Fund, Inc.
                          Schedule of Investments
                           Bernstein Tax-Managed
                       International Value Portfolio
                            September 30, 2000
--------------------------------------------------------------------------
Shares                  Description                          Market Value*
==========================================================================
EQUITIES:                                                           91.05%
==========================================================================
AUSTRALIA:                                                           3.14%
--------------------------------------------------------------------------
Banking
       868,542  St. George Bank Ltd. (Note A, p. 5)         $    5,266,671

Financial Services
     3,100,000  Australia & New Zealand Banking                 22,302,763
                Group Ltd.

Paper & Forest Products
     4,152,934  Amcor Ltd.                                      11,476,494
       290,805  Paperlinx Ltd.                                     545,101

Real Estate
       749,500  Amp Diversified Property Trust                     966,379
     7,298,387  Westfield Trust                                 12,494,327
       246,641  Westfield Trust RFD (02/28/2001)                   407,534
                (Note B, p. 5)

Retail
     7,100,000  Coles Myer Ltd.                                 27,475,012

Telecommunications
     6,500,000  Cable & Wireless Optus Ltd.                     14,106,627
                (Note B, p. 5)
                                                            --------------
Total Australian Stocks
(Cost $102,322,862)                                             95,040,908
                                                            --------------
==========================================================================
AUSTRIA:                                                             2.24%
--------------------------------------------------------------------------
Banking
       730,000  Bank Austria AG                                 39,708,204

Building Materials
       528,917  Wienerberger Baustoffindustrie AG               11,344,533

Energy Sources
       130,100  OMV AG                                           9,414,222

Metal-Steel
       300,000  Voest-Alpine Stahl AG                            7,410,242
                                                            --------------
Total Austrian Stocks
(Cost $68,556,310)                                              67,877,201
                                                            --------------
==========================================================================
CANADA:                                                              5.61%
--------------------------------------------------------------------------
Banking
       465,000  Bank of Nova Scotia                             13,496,816
     1,200,000  National Bank of Canada                         18,947,787
                (Note A, p. 5)

Broadcasting & Publishing
       757,400  Quebecor World Inc.                             17,134,837

Electrical & Electronics
       314,200  C-MAC Industries Inc. (Note B, p. 5)            17,926,888

Energy Sources
       268,160  Suncor Inc.                                      5,906,530

Insurance
       147,500  Canada Life Financial Corp.                      3,424,999

Machinery & Engineering
        21,700  Magna International Inc. (Class A)                 942,978

Metal-Steel
     1,126,400  Dofasco Inc. (Note A, p. 5)                     17,187,819

Telecommunications
       123,400  BCE Inc.                                         2,869,482
     2,000,000  Mitel Corp. (Note B, p. 5)                      39,806,276
       193,785  Nortel Networks Corp.                           11,615,786

Utilities-Electric, Gas & Water
       590,350  Emera Inc.                                       5,992,407
       774,900  Westcoast Energy Inc.                           14,728,909
                (Note A, p. 5)
                                                            --------------
Total Canadian Stocks
(Cost $101,985,615)                                            169,981,514
                                                            --------------
==========================================================================
FINLAND:                                                             1.02%
--------------------------------------------------------------------------
Insurance
       252,200  Sampo Insurance Co.-'A' Free                    12,347,646

Paper & Forest Products
     2,203,100  Stora Enso Oy (Note A, p. 5)                    18,476,927
                                                            --------------
Total Finnish Stocks
(Cost $24,018,046)                                              30,824,573
                                                            --------------
==========================================================================
FRANCE:                                                              7.83%
--------------------------------------------------------------------------
Automobiles
       214,030  Peugeot S.A. (Note A, p. 5)                     38,075,687

Banking
       253,000  BNP Paribas (Note A, p. 5)                      22,336,511
       173,547  Natexis (Note A, p. 5)                          13,619,444
       149,260  Societe Generale (Note A, p. 5)                  8,356,403

Broadcasting & Publishing
        88,350  Metropole Television S.A.                        4,423,192

Building Materials
       229,676  Lafarge (Prime Fidelite 2001)                   15,832,137

Business & Public Services
     1,100,000  Havas Advertising S.A. (Note A, p. 5)           17,401,033

Electrical & Electronics
       492,955  Alcatel Alsthom                                 31,584,544

Energy Sources
       210,171  Total Fina (Note A, p. 5)                       30,795,456

Health & Personal Care
       185,100  Aventis S.A.                                    13,904,477

Metal-Steel
     1,234,847  Usinor S.A. (Note A, p. 5)                      11,229,434

Telecommunications
       200,000  France Telecom S.A. (Note A, p. 5)              21,457,445


*See Note 1, page 26 in Notes to Financial Statements.


                               Schedule of Investments--Stock Portfolios 1

==========================================================================
Shares                  Description                           Market Value
==========================================================================
Utilities-Electric, Gas & Water
        52,380  Suez Lyonnaise des Eaux                     $    8,133,296
                (Note A, p. 5)
                                                            --------------
Total French Stocks
(Cost $178,332,278)                                            237,149,059
                                                            --------------
==========================================================================
GERMANY:                                                            17.35%
--------------------------------------------------------------------------
Automobiles
       512,200  Bayerische Motoren Werke AG                     17,540,445
     1,627,500  Volkswagen AG (Stamm)                           75,510,896

Banking
       512,000  Bayerische Vereinsbank                          28,397,638
     1,524,830  Commerzbank                                     45,426,523
       146,654  Deutsche Pfandbriefbank                         11,729,292
     1,300,000  Dresdner Bank                                   57,190,984

Building Materials
       174,544  Dyckerhoff AG (Vorzug)                           2,992,512

Chemicals
     1,387,600  BASF AG                                         49,382,747
       760,000  Bayer AG                                        28,310,040

Construction & Housing
       281,928  Heidelberger Zement AG                          14,151,936

Electrical & Electronics
       577,700  Siemens AG (Stamm)                              74,539,169

Insurance
       129,600  Hannover Rueckversicherungs AG                  11,109,796
         6,243  Mannheimer Aktiengesellschaft                      358,621

Machinery & Engineering
       242,970  Krones AG (Vorzug)                               6,763,827
       266,510  MAN AG (Vorzug)                                  5,393,595

Merchandising
       429,514  Metro AG (Vorzug)                               13,133,569

Telecommunications
       564,750  Deutsche Telekom AG                             19,449,837

Tires & Rubber
     1,474,150  Continental AG                                  25,925,317

Utilities-Electric, Gas & Water
       744,100  E.ON AG                                         38,337,976
                                                            --------------
Total German Stocks
(Cost $472,869,582)                                            525,644,720
                                                            --------------
==========================================================================
HONG KONG:                                                           1.83%
--------------------------------------------------------------------------
Multi-Industry
     5,468,000  Jardine Strategic Holdings Ltd.                 15,966,560

Real Estate
    15,963,000  Amoy Properties Ltd. (Note A, p. 5)             15,458,302
     5,641,620  Great Eagle Holdings                             8,683,312
       384,000  Hang Lung Development Co., Ltd.                    389,097

Transportation-Shipping
     4,586,000  Orient Overseas International Ltd.               1,749,933

Utilities-Electric, Gas & Water
     2,962,000  CLP Holdings Ltd.                               13,296,992
                                                            --------------
Total Hong Kong Stocks
(Cost $48,949,726)                                              55,544,196
                                                            --------------
==========================================================================
ITALY:                                                               8.92%
--------------------------------------------------------------------------
Banking
    10,297,500  Banca Commerciale Italiana                      52,873,402
                (Note A, p. 5)
     1,122,400  Banca Popolare di Bergamo                       19,640,031
                (Note A, p. 5)
     1,307,100  Banca Popolare di Milano                         8,120,700

Broadcasting & Publishing
     1,300,000  Mediaset S.p.A. (Note A, p. 5)                  19,393,005

Chemicals
     2,381,400  Montefibre S.p.A. ORD (Note B, p. 5)             1,294,305
       456,600  Montefibre S.p.A. RNC (Note A, p. 5)               207,813

Conglomerates
       420,800  IFIL Finanziaria di Partecipazioni               3,309,749
                S.p.A. ORD
        80,300  Italmobiliare S.p.A. ORD (Note A, p. 5)          2,029,602

Energy Sources
    10,537,480  ENI S.p.A. (Note A, p. 5)                       55,874,974

Financial Services
       249,000  Sao Paolo IMI S.p.A.                             4,053,389

Food & Household Products
     1,557,100  Parmalat Finanziaria S.p.A.                      2,277,424

Telecommunications
     4,072,700  Tecnost S.p.A. (Note B, p. 5)                   12,345,420
       695,000  Telecom Italia Mobile S.p.A. RNC                 3,273,718
                (Note A, p. 5)
     2,043,355  Telecom Italia S.p.A. ORD                       21,742,007
                (Note A, p. 5)
     3,448,873  Telecom Italia S.p.A. RNC                       18,836,274
                (Note A, p. 5)

Tires & Rubber
    10,000,000  Pirelli S.p.A. (Note A, p. 5)                   29,428,868

Utilities-Electric, Gas & Water
     4,612,800  Societa Nordelettrica S.p.A.                    15,735,526
                                                            --------------
Total Italian Stocks
(Cost $206,292,965)                                            270,436,207
                                                            --------------
==========================================================================
JAPAN:                                                              25.97%
--------------------------------------------------------------------------
Appliances & Household Durables
     2,213,000  Matsushita Electric Industrial                  58,072,140
                Co., Ltd. (Note A, p. 5)

Automobiles
     1,675,000  Aisin Seiki Co., Ltd. (Note A, p. 5)            26,714,266

Banking
       193,950  Bank of Iwate (Note A, p. 5)                     6,582,197
           500  Chuo Mitsui Trust & Banking Co., Ltd.                1,762
     2,347,000  Eighteenth Bank Ltd.                             8,465,696


2 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Shares                  Description                           Market Value
==========================================================================
       715,000  Kagoshima Bank                              $    2,850,851
        75,200  Kita-Nippon Bank Ltd. (Note A, p. 5)             4,044,323
           120  Miyazaki Bank                                          428
       626,000  Nanto Bank                                       2,890,704
       496,000  Oita Bank                                        2,382,382
       974,000  San-in Godo Bank Ltd. (Note A, p. 5)             4,786,685
     4,549,000  Sumitomo Bank Ltd.                              30,876,424
           300  Yamagata Bank                                        1,627

Beverage & Tobacco
       611,000  Kinki Coca-Cola Bottling Co., Ltd.               6,458,714
                (Note A, p. 5)
       253,000  Shikoku Coca-Cola Bottling Co., Ltd.             2,310,770
                (Note A, p. 5)

Business & Public Services
       719,000  Kokuyo Co., Ltd.                                12,067,226

Construction & Housing
     1,556,000  Daito Trust Construction Co., Ltd.              25,234,772
                (Note A, p. 5)
       576,000  Sekisui House Ltd. (Note A, p. 5)                5,581,344

Cosmetics & Toiletries
     2,069,000  Lion Corp. (Note A, p. 5)                        7,616,422

Electrical & Electronics
       470,100  Futaba Corp.                                    19,136,158
     6,708,000  Hitachi Ltd.                                    77,999,276
     1,267,000  Hitachi Maxell Ltd.                             27,784,830
       692,000  Mitsubishi Electric Corp.                        5,742,872
     3,330,000  Sharp Corp. (Note A, p. 5)                      51,627,428

Energy Sources
     4,000,000  Nippon Mitsubishi Oil Corp.                     23,292,688

Financial Services
     1,399,000  Daiwa Securities Co., Ltd.                      16,435,931

Food & Household Products
           400  Ezaki Glico Co., Ltd.                                2,318

Health & Personal Care
     1,600,000  Daiichi Pharmaceutical Co., Ltd.                40,725,115
       791,000  Kissei Pharmaceutical Co., Ltd.                 15,182,623
                (Note A, p. 5)

Insurance
     1,314,900  Chiyoda Fire & Marine (Note A, p. 5)             3,865,022
     1,135,000  Dai-Tokyo Fire & Marine (Note A, p. 5)           3,441,467

Machinery & Engineering
     7,435,000  Mitsubishi Heavy Industries Ltd.                29,506,977
       972,000  Yamatake Corp.                                  10,995,781

Merchandising
       398,400  Aoyama Trading Co., Ltd.                         3,675,720
     3,331,000  Canon Sales Co., Inc. (Note A, p. 5)            54,206,546
     1,110,000  Mycal Corp. (Note A, p. 5)                       3,139,227

Metal-Steel
     6,059,000  Daido Steel Co., Ltd.                           14,832,176
     1,070,900  Maruichi Steel Tube Ltd.                        15,808,547
       610,000  Nisshin Steel Co., Ltd. (Note A, p. 5)             480,782
       317,000  Toyo Seikan Kaisha Ltd. (Note A, p. 5)           5,581,928

Miscellaneous Materials
       800,000  Ricoh Co., Ltd. (Note A, p. 5)                  14,576,475

Real Estate
       541,000  TOC Co.                                          3,937,920

Recreation & Other Consumer
       233,000  Citizen Watch Co., Ltd.                          2,508,350

Telecommunications
         1,150  Nippon Telegraph & Telephone Corp.              11,303,259

Textiles/Apparel
       656,000  Tokyo Style Co., Ltd. (Note A, p. 5)             5,888,154

Tires & Rubber
     2,721,000  Sumitomo Rubber Industries Ltd.                 16,299,003
     5,157,000  Yokohama Rubber Co., Ltd.                       11,954,657

Transportation-Shipping
     2,705,000  Kawasaki Kisen Kaisha Ltd.                       5,493,022
                (Note A, p. 5)
     5,735,000  Mitsui O.S.K. Lines Ltd.                        12,709,583

Utilities-Electric, Gas & Water
     2,832,000  Kyushu Electric Power Co., Inc.                 44,195,428
                (Note A, p. 5)

Wholesale & International Trade
     4,046,000  Marubeni Corp. (Notes A & B, p. 5)              10,167,054
     1,985,000  Sumitomo Corp.                                  17,264,871
                                                            --------------
Total Japanese Stocks
(Cost $683,116,103)                                            786,699,921
                                                            --------------
==========================================================================
NORWAY:                                                              2.33%
--------------------------------------------------------------------------
Banking
       900,250  Sparebanken                                     21,881,074

Energy Sources
       914,883  Norsk Hydro A.S.A.                              38,321,814

Paper & Forest Products
       333,200  Norske Skogindustrier A.S.A.                    10,504,320
                                                            --------------
Total Norwegian Stocks
(Cost $62,020,750)                                              70,707,208
                                                            --------------
==========================================================================
SINGAPORE:                                                           1.08%
--------------------------------------------------------------------------
Banking
     2,930,600  Overseas Union Bank Ltd.                        13,649,116
       886,432  United Overseas Bank Ltd.                        6,371,158

Electrical & Electronics
       190,000  Creative Technology Ltd.                         3,942,500

Multi-Industry
       725,400  Natsteel Ltd.                                      855,056

Real Estate
     2,378,000  Keppel Land Ltd.                                 3,418,336
     2,341,000  Singapore Land Ltd. (Note A, p. 5)               4,468,919
                                                            --------------
Total Singapore Stocks
(Cost $21,799,299)                                              32,705,085
                                                            --------------


                               Schedule of Investments--Stock Portfolios 3

==========================================================================
Shares                  Description                           Market Value
==========================================================================
SPAIN:                                                               2.51%
--------------------------------------------------------------------------
Banking
     3,283,200  Banco Bilbao Vizcaya Argentaria S.A.        $   49,674,147

Construction & Housing
       421,065  Grupo Dragados S.A.                              3,352,766

Energy Sources
     1,074,050  Repsol S.A.                                     19,790,642

Metal-Steel
       320,000  Aceralia Corporacion Siderurgica S.A.            2,632,868

Telecommunications
        60,000  Telefonica Publicidad e                            509,040
                Informacion S.A.
                                                            --------------
Total Spanish Stocks
(Cost $51,509,296)                                              75,959,463
                                                            --------------
==========================================================================
SWITZERLAND:                                                         1.07%
--------------------------------------------------------------------------
Banking
        30,000  UBS AG                                           3,998,493

Food & Household Products
         1,400  Nestle S.A.                                      2,920,639

Health & Personal Care
         8,800  Novartis AG                                     13,513,748
         7,492  Sulzer Medica AG                                 1,953,699

Insurance
         5,200  Swiss Re                                         9,944,079
                                                            --------------
Total Swiss Stocks
(Cost $33,994,821)                                              32,330,658
                                                            --------------
==========================================================================
UNITED KINGDOM:                                                     10.15%
--------------------------------------------------------------------------
Automobiles
     1,358,798  Lex Service plc                                  7,696,489

Beverage & Tobacco
     4,259,179  British American Tobacco plc                    27,463,213

Broadcasting & Publishing
     3,364,799  Trinity Mirror plc                              24,582,443

Building Materials
     6,000,000  Caradon plc                                     15,617,190

Conglomerates
     1,027,200  Powell Duffryn plc                               7,504,486

Construction & Housing
     2,093,400  Barratt Developments plc                         8,080,378
       377,500  Taylor Woodrow plc                                 831,845

Energy Sources
     1,627,500  Lasmo plc                                        3,128,984
     3,195,700  Shell Transport & Trading Co., plc              26,040,934

Financial Services
     2,200,000  Alliance & Leicester plc                        18,740,627

Health & Personal Care
    10,121,889  Smith & Nephew plc                              44,458,723

Insurance
     2,820,054  CGNU plc (Note A, p. 5)                         40,037,562

==========================================================================
Quantity                Description                           Market Value
==========================================================================
     3,274,883  Royal & Sun Alliance Insurance              $   21,891,382
                Group plc

Merchandising
     1,500,000  J Sainsbury plc                                  8,274,448

Miscellaneous Materials
     2,139,600  Rexam plc                                        7,277,788

Multi-Industry
     3,627,000  Tomkins plc                                      8,850,554

Paper & Forest Products
     5,193,000  Smith Holdings plc                              11,097,499

Telecommunications
       985,000  British Telecom                                 10,357,258

Utilities-Electric, Gas & Water
        54,931  Anglian Water plc (Note B, p. 5)                   470,365
     1,500,000  United Utilities plc                            15,240,070
                                                            --------------
Total United Kingdom Stocks
(Cost $285,086,264)                                            307,642,238
                                                            --------------
Total Equities
(Cost  $2,340,853,917)                                       2,758,542,951
                                                            --------------
==========================================================================
WARRANTS (Note B, p. 5):                                             0.03%
--------------------------------------------------------------------------
SINGAPORE-Real Estate
     1,020,200  Singapore Land Ltd.                                838,850
                (Expiration 03/23/2005)
                                                            --------------
Total Warrants
(Cost  $320,855)                                                   838,850
                                                            --------------
==========================================================================
REPURCHASE AGREEMENT:                                                2.03%
--------------------------------------------------------------------------
    61,481,000  State Street Bank & Trust Co.,                  61,481,000
                Repurchase Agreement,
                Dated 09/29/2000, 6.40%,
                maturing 10/02/2000 for $61,513,790,
                collateral 48,935,000 principal
                amount U.S. Treasury Bond,
                10.375%, 11/15/2012,
                value $62,714,753
                                                            --------------
Total Repurchase Agreement
(Cost $61,481,000)                                              61,481,000
                                                            --------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $2,402,655,772)         93.11%     $2,820,862,801
(Note D, p. 5)

Cash and Other Assets, Less Liabilities          6.89         208,878,950
(Note E, p. 5)
                                               ------      --------------
Net Assets (Equivalent to $20.44
per share based on 148,252,436
shares of capital stock outstanding)           100.00%     $3,029,741,751
                                               ======      ==============


4 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------
                                            Contract         Unrealized
Quantity        Description                  Amount         Depreciation
--------------------------------------------------------------------------
135            British Pound FT-SE         $13,142,608      $    (450,758)
               December 2000

343            Euro CAC 40 Index            19,262,394           (188,179)
               October 2000

287            Euro IBEX 35 Index           28,798,610         (1,066,029)
               October 2000

150            Euro MIB 30 Index            30,702,845           (418,949)
               December 2000

1,097          Japanese TSE Topix          149,571,115            (42,625)
               December 2000
                                                            -------------
Total Long Stock Index Futures Contracts                    $  (2,166,540)
                                                            -------------
==========================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------
Quantity                Description                           Market Value
--------------------------------------------------------------------------
515,146              Australian Dollar                       $    279,080
(876,316)            British Pound                             (1,295,985)
1,085,601            Canadian Dollar                              720,229
140,614,923          Euro                                     124,268,408
60,398,905           Hong Kong Dollar                           7,746,926
4,209,990,298        Japanese Yen                              39,037,417
8,367,338            Norwegian Krone                              922,326
5,461,053            Singapore Dollar                           3,140,070
14,268               Swedish Krona                                  1,484
3,579,650            Swiss Franc                                2,074,378
                                                             ------------
Total Foreign Currencies                                     $176,894,333
                                                             ------------
==========================================================================
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B) Non-income-producing security
(C) Explanation of abbreviations:
    RFD-Restricted for Dividends
    Stamm-German Ordinary Share
    Vorzug-German Preference Share
    ORD-Italian Ordinary Share
    RNC-Italian Savings Share
(D) At September 30, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.
(E) Includes $5,903,211 (Euro), $13,223,608 (Japanese Yen) U.S. dollar equivalents pledged as collateral for futures transactions.
(F) Allocation of assets by industry as of September 30, 2000:
    Appliances & Household Durables                                1.92%
    Automobiles                                                    5.46
    Banking                                                       16.62
    Beverage & Tobacco                                             1.20
    Broadcasting & Publishing                                      2.16
    Building Materials                                             1.51
    Business & Public Services                                     0.97
    Chemicals                                                      2.61
    Conglomerates                                                  0.42
    Construction & Housing                                         1.89
    Cosmetics & Toiletries                                         0.25
    Electrical & Electronics                                      10.24
    Energy Sources                                                 7.02
    Financial Services                                             2.03
    Food & Household Products                                      0.17
    Health & Personal Care                                         4.28
    Insurance                                                      3.51
    Machinery & Engineering                                        1.77
    Merchandising                                                  2.72
    Metal-Steel                                                    2.48
    Miscellaneous Materials                                        0.72
    Multi-Industry                                                 0.85
    Paper & Forest Products                                        1.72
    Real Estate                                                    1.69
    Recreation & Other Consumer                                    0.08
    Retail                                                         0.91
    Telecommunications                                             6.20
    Textiles/Apparel                                               0.20
    Tires & Rubber                                                 2.76
    Transportation-Shipping                                        0.66
    Utilities-Electric, Gas & Water                                5.15
    Wholesale & International Trade                                0.91
    Repurchase Agreement                                           2.03
    Cash and Other Assets, Less Liabilities                        6.89
                                                                 ------
    Total                                                        100.00%
                                                                 ======

See Notes to Financial Statements.


                               Schedule of Investments--Stock Portfolios 5

--------------------------------------------------------------------------
                      Sanford C. Bernstein Fund, Inc.
                          Schedule of Investments
                Bernstein International Value Portfolio II
                            September 30, 2000
--------------------------------------------------------------------------
Shares                  Description                          Market Value*
==========================================================================
EQUITIES:                                                           94.58%
==========================================================================
AUSTRALIA:                                                           2.10%
--------------------------------------------------------------------------
Banking
       440,000  St. George Bank Ltd. (Note A, p. 10)        $    2,668,075

Broadcasting & Publishing
     2,707,600  PMP Communications Ltd.
                (Note A, p. 10)                                  2,772,332

Building Materials
       340,000  Boral Ltd.                                         363,969

Energy Sources
     1,445,400  Caltex Australia Ltd. (Note A, p. 10)            1,832,326

Financial Services
       922,461  Australia & New Zealand Banking                  6,636,590
                Group Ltd.

Paper & Forest Products
     1,646,800  Amcor Ltd.                                       4,550,877
       190,902  Paperlinx Ltd.                                     357,837

Real Estate
     1,583,300  Amp Diversified Property Trust                   2,041,451
     3,731,014  Westfield Trust                                  6,387,234
       125,519  Westfield Trust RFD (02/28/2001)                   207,400
                (Note B, p. 10)

Retail
     2,010,800  Coles Myer Ltd.                                  7,781,233

Telecommunications
     2,040,000  Cable & Wireless Optus Ltd.                      4,427,311
                (Note B, p. 10)
                                                            --------------
Total Australian Stocks
(Cost $50,895,393)                                              40,026,635
                                                            --------------
==========================================================================
AUSTRIA:                                                             2.74%
--------------------------------------------------------------------------
Banking
       605,800  Bank Austria AG (Note A, p. 10)                 32,952,369

Building Materials
       270,263  Wienerberger Baustoffindustrie AG                5,796,765
                (Note A, p. 10)

Energy Sources
        88,156  OMV AG                                           6,379,095

Metal-Steel
       290,200  Voest-Alpine Stahl AG                            7,168,174
                                                            --------------
Total Austrian Stocks
(Cost $56,033,819)                                              52,296,403
                                                            --------------
==========================================================================
CANADA:                                                              4.90%
--------------------------------------------------------------------------
Banking
       220,000  Bank of Nova Scotia                              6,385,590
     1,036,600  National Bank of Canada                         16,367,731

Broadcasting & Publishing
       296,600  Quebecor World Inc.                              6,710,051
       207,700  Torstar Corp. (Class B)                          3,031,513

Electrical & Electronics
        18,800  C-MAC Industries Inc. (Note B, p. 10)            1,072,646

Energy Sources
       250,000  Shell Canada Ltd. (Class A)                      5,581,172

Machinery & Engineering
       126,200  Magna International Inc. (Class A)               5,484,044

Metal-Steel
       768,600  Dofasco Inc.                                    11,728,123

Telecommunications
        48,600  BCE Inc.                                         1,130,120
     1,084,400  Mitel Corp. (Note B, p. 10)                     21,582,963
        76,320  Nortel Networks Corp.                            4,574,744

Utilities-Electric, Gas & Water
       518,300  Westcoast Energy Inc.                            9,851,586
                                                            --------------
Total Canadian Stocks
(Cost $75,482,092)                                              93,500,283
                                                            --------------
==========================================================================
FINLAND:                                                             1.29%
--------------------------------------------------------------------------
Insurance
       156,500  Sampo Insurance Co.-'A' Free                     7,662,199

Machinery & Engineering
       397,946  Metso Oyj                                        4,044,374

Merchandising
       162,700  Kesko Oyj                                        1,437,861

Paper & Forest Products
     1,367,500  Stora Enso Oy                                   11,468,929
                                                            --------------
Total Finnish Stocks
(Cost $28,352,300)                                              24,613,363
                                                            --------------
==========================================================================
FRANCE:                                                              7.82%
--------------------------------------------------------------------------
Automobiles
        66,800  Peugeot S.A.                                    11,883,642

Banking
       197,000  BNP Paribas                                     17,392,461
       107,713  Natexis (Note A, p. 10)                          8,452,991

Beverage & Tobacco
        51,459  Pernod Ricard                                    2,592,182

Building Materials
       227,900  Ciments Francais                                10,563,775

Business & Public Services
       840,000  Havas Advertising S.A.                          13,288,062
                (Note A, p. 10)

Electrical & Electronics
       251,500  Alcatel Alsthom                                 16,114,073

*See Note 1, page 26 in Notes to Financial Statements.


6 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Shares                  Description                           Market Value
==========================================================================
Energy Sources
        69,385  Total Fina                                  $   10,166,687

Health & Personal Care
       190,900  Aventis S.A.                                    14,340,166

Machinery & Engineering
       158,000  Vallourec                                        6,660,468

Metal-Steel
       706,300  Usinor S.A. (Note A, p. 10)                      6,422,940

Real Estate
        98,100  Simco                                            6,554,206

Telecommunications
        16,433  Bull S.A. (Note B, p. 10)                           99,190
       136,200  France Telecom S.A. (Note A, p. 10)             14,612,520

Textiles/Apparel
        81,900  Chargeurs S.A.                                   4,957,969

Utilities-Electric, Gas & Water
        32,600  Suez Lyonnaise des Eaux                          5,061,960
                                                            --------------
Total French Stocks
(Cost $134,662,687)                                            149,163,292
                                                            --------------
==========================================================================
GERMANY:                                                            17.62%
--------------------------------------------------------------------------
Automobiles
       178,100  Phoenix AG                                       1,888,750
       530,000  Volkswagen AG (Stamm)                           24,590,338

Banking
       283,000  Bayerische Vereinsbank                          15,696,350
     1,192,900  Commerzbank                                     35,537,929
       189,730  Deutsche Pfandbriefbank                         15,174,483
     1,054,300  IKB Deutsche Industriebank                      14,842,577

Building Materials
       326,920  Dyckerhoff AG (Vorzug)                           5,604,960

Chemicals
       885,900  BASF AG                                         31,527,944
       482,700  Bayer AG                                        17,980,601

Electrical & Electronics
       461,600  Siemens AG (Stamm)                              59,559,080

Insurance
       172,432  Hannover Rueckversicherungs AG                  14,781,514
        64,000  Mannheimer Aktiengesellschaft                    3,676,399

Machinery & Engineering
       171,518  Krones AG (Vorzug)                               4,774,738
       165,500  MAN AG (Vorzug)                                  3,349,368

Merchandising
       266,600  Metro AG (Vorzug)                                8,152,026

Telecommunications
       617,200  Deutsche Telekom AG                             21,256,201

Tires & Rubber
     1,727,750  Continental AG                                  30,385,284

Utilities-Electric, Gas & Water
       531,550  E.ON AG                                         27,386,845
                                                            --------------
Total German Stocks
(Cost $381,834,637)                                            336,165,387
                                                            --------------
==========================================================================
HONG KONG:                                                           1.49%
--------------------------------------------------------------------------
Multi-Industry
     1,955,000  Jardine Strategic Holdings Ltd.                  5,708,600

Real Estate
     4,310,000  Amoy Properties Ltd.                             4,173,732
     3,323,357  Great Eagle Holdings                             5,115,152
     4,238,000  Hang Lung Development Co., Ltd.                  4,294,260

Textiles/Apparel
        23,000  Yue Yuen Industrial Holdings                        45,136

Transportation-Shipping
     1,904,000  Orient Overseas International Ltd.                 726,531

Utilities-Electric, Gas & Water
     1,838,000  CLP Holdings Ltd.                                8,251,138
                                                            --------------
Total Hong Kong Stocks
(Cost $29,134,458)                                              28,314,549
                                                            --------------
==========================================================================
ITALY:                                                               8.84%
--------------------------------------------------------------------------
Banking
     4,656,500  Banca Commerciale Italiana                      23,909,201
       696,800  Banca Popolare di Bergamo                       12,192,778
                (Note A, p. 10)
     2,114,900  Banca Popolare di Milano                        13,139,368
                (Note A, p. 10)

Conglomerates
       261,200  IFIL Finanziaria di Partecipazioni               2,054,436
                S.p.A. ORD (Note A, p. 10)
       842,600  IFIL Finanziaria di Partecipazioni               3,820,042
                S.p.A. RNC (Note A, p. 10)
       135,000  Italmobiliare S.p.A. ORD                         3,412,158
                (Note A, p. 10)
       153,200  Italmobiliare S.p.A. RNC                         2,173,017

Energy Sources
     6,685,100  ENI S.p.A. (Note A, p. 10)                      35,447,734

Financial Services
       300,000  Sao Paolo IMI S.p.A.                             4,883,601

Insurance
     2,063,500  Unipol S.p.A. RNC (Note A, p. 10)                2,917,788

Telecommunications
     1,800,000  Tecnost S.p.A. (Note B, p. 10)                   5,456,271
       900,000  Telecom Italia Mobile S.p.A. ORD                 7,285,633
       451,000  Telecom Italia Mobile S.p.A. RNC                 2,124,384
                (Note A, p. 10)
     1,356,700  Telecom Italia S.p.A. ORD                       14,435,760
                (Note A, p. 10)
     2,161,800  Telecom Italia S.p.A. RNC                       11,806,830

Textiles/Apparel
     1,990,000  Benetton Group S.p.A.                            3,552,497

Tires & Rubber
     3,227,400  Pirelli S.p.A. (Note A, p. 10)                   9,497,873

Utilities-Electric, Gas & Water
       243,000  Enel S.p.A. (Note A, p. 10)                        942,758


                               Schedule of Investments--Stock Portfolios 7

==========================================================================
Shares                  Description                           Market Value
==========================================================================
     2,831,000  Societa Nordelettrica S.p.A.                $    9,657,317
                (Note A, p. 10)
                                                            --------------
Total Italian Stocks
(Cost $207,388,457)                                            168,709,446
                                                            --------------
==========================================================================
JAPAN:                                                              28.13%
--------------------------------------------------------------------------
Appliances & Household Durables
       900,000  Matsushita Electric Industrial Co., Ltd.        23,617,228

Automobiles
       245,000  Aisin Seiki Co., Ltd.                            3,907,460

Banking
       129,500  Bank of Iwate (Note A, p. 10)                    4,394,919
     2,389,000  Chuo Mitsui Trust & Banking Co., Ltd.            8,417,822
     3,038,300  Eighteenth Bank Ltd.                            10,959,235
       252,000  Higo Bank                                        1,007,112
     2,249,000  Kagoshima Bank                                   8,967,221
           100  Miyazaki Bank                                          357
     1,158,000  Nanto Bank                                       5,347,341
       261,000  Oita Bank                                        1,253,632
     1,562,000  Sakura Bank                                     11,673,902
       703,000  San-in Godo Bank Ltd. (Note A, p. 10)            3,454,866
     2,000,000  Sumitomo Bank Ltd.                              13,575,038

Beverage & Tobacco
       162,000  Hokkaido Coca-Cola Bottling Co.,                 1,321,897
                Ltd.
       513,000  Kinki Coca-Cola Bottling Co., Ltd.               5,422,783
                (Note A, p. 10)
       263,000  Shikoku Coca-Cola Bottling Co., Ltd.             2,402,105
                (Note A, p. 10)

Business & Public Services
       803,000  Kokuyo Co., Ltd.                                13,477,027
       327,000  Toppan Printing Co., Ltd.                        3,168,575
                (Note A, p. 10)

Construction & Housing
       776,000  Daito Trust Construction Co., Ltd.              12,584,950
                (Note A, p. 10)
       789,000  Sekisui House Ltd. (Note A, p. 10)               7,645,278

Cosmetics & Toiletries
     1,284,000  Lion Corp.                                       4,726,672

Electrical & Electronics
       665,800  Futaba Corp.                                    27,102,434
     4,147,000  Hitachi Ltd.                                    48,220,483
       612,800  Hitachi Maxell Ltd.                             13,438,472
       430,000  Mitsubishi Electric Corp.                        3,568,547
                (Note A, p. 10)
       373,000  Nichicon Corp., Ltd.                             9,044,415
       666,000  Sharp Corp.                                     10,325,486

Energy Sources
       420,000  Tonen General Sekiyu Group KK                    2,328,898

Food & Household Products
       603,000  Ezaki Glico Co., Ltd.                            3,494,599

Health & Personal Care
       728,000  Daiichi Pharmaceutical Co., Ltd.                18,529,927
       504,000  Kissei Pharmaceutical Co., Ltd.                  9,673,884

Insurance
     2,010,000  Chiyoda Fire & Marine (Note A, p. 10)            5,908,201
     2,548,000  Dai-Tokyo Fire & Marine                          7,725,866

Machinery & Engineering
     1,659,000  Makita Corp. (Note A, p. 10)                    13,198,776
     3,615,000  Mitsubishi Heavy Industries Ltd.                14,346,701

Merchandising
       828,000  Aoki International Co., Ltd.                     2,763,967
       397,000  Aoyama Trading Co., Ltd.                         3,662,803
     1,471,000  Canon Sales Co., Inc.                           23,938,105
       397,000  Deodeo Corp. (Note A, p. 10)                     3,062,766

Metal-Steel
     3,656,000  Daido Steel Co., Ltd.                            8,949,733
     1,920,000  Kurimoto Ltd. (Note A, p. 10)                    4,201,586
     1,117,000  Maruichi Steel Tube Ltd.                        16,489,072
                (Note A, p. 10)
    12,659,000  Nisshin Steel Co., Ltd.                          9,977,421
     1,038,000  Tokyo Steel Manufacturing Co., Ltd.              4,591,089
       197,000  Toyo Seikan Kaisha Ltd.                          3,468,895

Miscellaneous Materials
       500,000  Ricoh Co., Ltd. (Note A, p. 10)                  9,110,297

Real Estate
     2,442,000  Daiwa Kosho Lease Co., Ltd.                      7,472,391
                (Note A, p. 10)
       401,000  TOC Co.                                          2,918,865

Telecommunications
         1,000  Nippon Telegraph & Telephone Corp.               9,828,921

Textiles/Apparel
     2,239,000  Tokyo Style Co., Ltd. (Note A, p. 10)           20,096,917

Tires & Rubber
       745,000  Sumitomo Rubber Industries Ltd.                  4,462,608
     1,322,000  Yokohama Rubber Co., Ltd.                        3,064,584

Transportation-Road & Rail
     1,588,000  Seino Transportation Co., Ltd.                   7,951,412
                (Note A, p. 10)

Transportation-Shipping
     1,663,000  Mitsui O.S.K. Lines Ltd. (Note A, p. 10)         3,685,447

Utilities-Electric, Gas & Water
     1,848,000  Kyushu Electric Power Co., Inc.                 28,839,389
                (Note A, p. 10)

Wholesale & International Trade
     3,754,000  Marubeni Corp. (Notes A & B, p. 10)              9,433,298
     1,800,000  Mitsubishi Corp.                                14,520,840
                                                            --------------
Total Japanese Stocks
(Cost $554,043,965)                                            536,722,515
                                                            --------------
==========================================================================
NORWAY:                                                              2.30%
--------------------------------------------------------------------------
Banking
       558,800  Sparebanken                                     13,581,943

Energy Sources
       567,900  Norsk Hydro A.S.A.                              23,787,696


8 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Shares                  Description                           Market Value
==========================================================================

Paper & Forest Products
       206,800  Norske Skogindustrier A.S.A.                $    6,519,488
                                                            --------------
Total Norwegian Stocks
(Cost $36,933,998)                                              43,889,127
                                                            --------------
==========================================================================
SINGAPORE:                                                           0.90%
--------------------------------------------------------------------------
Banking
       547,103  Overseas Union Bank Ltd.                         2,548,104
       240,672  United Overseas Bank Ltd.                        1,729,810

Electrical & Electronics
       219,000  Creative Technology Ltd.                         4,544,250

Machinery & Engineering
     4,545,750  Keppel Fels Energy                               2,744,466

Multi-Industry
     1,325,000  Natsteel Ltd. (Note A, p. 10)                    1,561,826

Real Estate
     1,301,000  Keppel Land Ltd.                                 1,870,167
     1,116,000  Singapore Land Ltd.                              2,130,420
                                                            --------------
Total Singapore Stocks
(Cost $18,548,700)                                              17,129,043
                                                            --------------
==========================================================================
SPAIN:                                                               3.66%
--------------------------------------------------------------------------
Banking
     1,568,000  Banco Bilbao Vizcaya Argentaria S.A.            23,723,521

Construction & Housing
       261,300  Grupo Dragados S.A.                              2,080,623

Energy Sources
       696,400  Repsol S.A.                                     12,831,994

Metal-Steel
       210,000  Aceralia Corporacion Siderurgica S.A.            1,727,819

Telecommunications
       540,000  Telefonica S.A. (Note B, p. 10)                 10,713,699

Utilities-Electric, Gas & Water
     1,471,800  Iberdrola S.A.                                  18,730,122
                                                            --------------
Total Spanish Stocks
(Cost $77,367,335)                                              69,807,778
                                                            --------------
==========================================================================
SWITZERLAND:                                                         1.43%
--------------------------------------------------------------------------
Banking
        38,200  UBS AG (Note A, p. 10)                           5,091,415

Food & Household Products
        10,581  Barry Callebaut AG                               1,581,953
         1,100  Nestle S.A.                                      2,294,788

Health & Personal Care
         4,500  Novartis AG                                      6,910,440
         8,564  Sulzer Medica AG                                 2,233,245

Insurance
         2,700  Swiss Re                                         5,163,271

Machinery & Engineering
         1,800  Bobst AG                                         2,399,096

Retail
         8,000  Valora Holding AG                                1,701,388
                                                            --------------
Total Swiss Stocks
(Cost $28,609,261)                                              27,375,596
                                                            --------------
==========================================================================
UNITED KINGDOM:                                                     11.36%
--------------------------------------------------------------------------
Automobiles
     1,024,600  Lex Service plc                                  5,803,528

Beverage & Tobacco
     1,550,000  British American Tobacco plc                     9,994,410

Broadcasting & Publishing
     2,153,232  Trinity Mirror plc                              15,731,015

Building Materials
     3,250,000  Caradon plc                                      8,459,311

Chemicals
     3,070,000  Elementis plc                                    3,132,755

Conglomerates
       637,700  Powell Duffryn plc                               4,658,889

Construction & Housing
     1,878,700  Barratt Developments plc                         7,251,651
     1,981,200  George Wimpey plc                                3,896,897

Energy Sources
     1,600,000  Lasmo plc                                        3,076,113
     1,983,700  Shell Transport & Trading Co., plc              16,164,659

Food & Household Products
     4,252,400  Hazlewood Foods plc                              6,666,209

Health & Personal Care
     6,425,508  Smith & Nephew plc                              28,222,981

Insurance
     1,767,900  CGNU plc                                        25,099,663
     3,085,636  Royal & Sun Alliance Insurance                  20,626,336
                Group plc

Leisure
       947,300  Rank Group plc                                   2,304,583
     1,800,000  Thistle Hotels plc                               3,134,530

Merchandising
     1,200,000  J Sainsbury plc                                  6,619,559
     1,946,300  Somerfield plc                                   2,273,923

Metal-Steel
     3,887,098  Corus Group plc (Note B, p. 10)                  2,946,174

Multi-Industry
     3,700,000  Tomkins plc                                      9,028,688

Telecommunications
       726,254  British Telecom                                  7,636,548

Utilities-Electric, Gas & Water
     1,203,836  Anglian Water plc (Note B, p. 10)               10,308,248
       904,200  Pennon Group plc                                 8,879,153
       470,000  United Utilities plc                             4,775,222
                                                            --------------
Total United Kingdom Stocks
(Cost $261,715,670)                                            216,691,045
                                                            --------------
Total Equities
(Cost $1,941,002,772)                                        1,804,404,462
                                                            --------------


                               Schedule of Investments--Stock Portfolios 9

==========================================================================
Quantity                Description                           Market Value
==========================================================================
REPURCHASE AGREEMENT:                                                2.07%
--------------------------------------------------------------------------
    39,549,000  State Street Bank & Trust Co.,              $   39,549,000
                Repurchase Agreement,
                Dated 09/29/2000, 6.40%,
                maturing 10/02/2000 for $39,570,093,
                collateral 31,480,000 principal
                amount U.S. Treasury Bond,
                10.375%, 11/15/2012,
                value $40,344,548
                                                            --------------
Total Repurchase Agreement
(Cost $39,549,000)                                              39,549,000
                                                            --------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $1,980,551,772)         96.65%     $1,843,953,462
(Note D, below)

Cash and Other Assets, Less Liabilities          3.35          63,967,794
(Note E, below)                                ------      --------------
Net Assets (Equivalent to $20.44
per share based on 93,319,928
shares of capital stock outstanding)           100.00%     $1,907,921,256
                                               ======      ==============
==========================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------
                                                              Unrealized
                                            Contract         Appreciation/
Quantity        Description                  Amount         (Depreciation)
--------------------------------------------------------------------------
450            Australian All Ords         $19,806,374       $    415,798
               Index December 2000
200            Euro CAC 40 Index            11,279,253           (157,262)
               October 2000
140            Euro DAX Index               22,452,657         (1,190,521)
               December 2000
70             Euro MIB 30 Index            14,791,927           (659,442)
               December 2000
182            Japanese TSE Topix           24,819,430            (11,604)
               December 2000
                                                             ------------
Total Long Stock Index Futures Contracts                     $ (1,603,031)
                                                             ------------
==========================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------
Quantity                Description                           Market Value
--------------------------------------------------------------------------
7,839,334            Australian Dollar                        $ 4,246,959
1,971,661            British Pound                              2,915,891
23,065,189           Canadian Dollar                           15,302,321
11,122,108           Euro                                       9,829,161
33,831,060           Hong Kong Dollar                           4,339,263
2,534,629,121        Japanese Yen                              23,502,518
31,659,342           Norwegian Krone                            3,489,786
521,235              Singapore Dollar                             299,707
861,436              Swedish Krona                                 89,593
1,941,748            Swiss Franc                                1,125,227
                                                              -----------
Total Foreign Currencies                                      $65,140,426
                                                              -----------

==========================================================================
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B) Non-income-producing security
(C) Explanation of abbreviations:
    RFD-Restricted for Dividends
    Stamm-German Ordinary Share
    Vorzug-German Preference Share
    ORD-Italian Ordinary Share
    RNC-Italian Savings Share
(D) At September 30, 2000, the cost basis of invesment securities owned was substantially identical for both book and tax.
(E) Includes $609,469 (Australian Dollar), $2,791,669 (Euro), $2,193,889
    (Japanese Yen) U.S. dollar equivalents pledged as collateral for futures transactions.
(F) Allocation of assets by industry as of September 30, 2000:
    Appliances & Household Durables                              1.24%
    Automobiles                                                  2.52
    Banking                                                     17.32
    Beverage & Tobacco                                           1.14
    Broadcasting & Publishing                                    1.48
    Building Materials                                           1.61
    Business & Public Services                                   1.57
    Chemicals                                                    2.76
    Conglomerates                                                0.84
    Construction & Housing                                       1.75
    Cosmetics & Toiletries                                       0.25
    Electrical & Electronics                                    10.12
    Energy Sources                                               6.16
    Financial Services                                           0.60
    Food & Household Products                                    0.74
    Health & Personal Care                                       4.19
    Insurance                                                    4.90
    Leisure                                                      0.29
    Machinery & Engineering                                      2.99
    Merchandising                                                2.72
    Metal-Steel                                                  4.07
    Miscellaneous Materials                                      0.48
    Multi-Industry                                               0.85
    Paper & Forest Products                                      1.20
    Real Estate                                                  2.26
    Retail                                                       0.50
    Telecommunications                                           7.18
    Textiles/Apparel                                             1.50
    Tires & Rubber                                               2.49
    Transportation-Road & Rail                                   0.42
    Transportation-Shipping                                      0.23
    Utilities-Electric, Gas & Water                              6.95
    Wholesale & International Trade                              1.26
    Repurchase Agreement                                         2.07
    Cash and Other Assets, Less Liabilities                      3.35
                                                               ------
    Total                                                      100.00%
                                                               ======

See Notes to Financial Statements.


10 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

--------------------------------------------------------------------------
                      Sanford C. Bernstein Fund, Inc.
                          Schedule of Investments
                Bernstein Emerging Markets Value Portfolio
                            September 30, 2000
--------------------------------------------------------------------------
Shares                  Description                          Market Value*
==========================================================================
EQUITIES:                                                           98.14%
==========================================================================
ARGENTINA:                                                           5.61%
--------------------------------------------------------------------------
Banking
       361,136  Bansud S.A. (Class B)                        $     487,831
                (Note A, p. 15)

Energy Sources
       612,682  Repsol -YPF S.A.                                11,157,617

Food & Household Products
       650,000  Garovaglio y Zorraquin S.A.                        378,531
                (Note A, p. 15)

Metal-Steel
     3,342,088  Siderca S.A.I.C.                                 7,791,818

Real Estate
     1,341,346  IRSA Inversiones y Representaciones              3,086,979
                S.A.

Telecommunications
       195,000  Telecom Argentina Stet-France                    4,216,875
                Telecom S.A. ADR

Utilities-Electric, Gas & Water
     2,740,000  Central Costanera S.A. (Class B)                 3,975,425
     1,943,759  Central Puerto S.A. (Note A, p. 15)              2,236,687
                                                             -------------
Total Argentine Stocks
(Cost $37,502,302)                                              33,331,763
                                                             -------------
==========================================================================
BRAZIL:                                                              7.23%
--------------------------------------------------------------------------
Banking
   580,647,303  Banco Bradesco S.A. (PFD)                        4,807,747

Metal-Steel
        28,586  Gerdau Metalurgica S.A.                                458
   167,116,228  Gerdau Metalurgica S.A. (PFD)                    3,717,724

Miscellaneous Materials
        80,000  Companhia Vale do Rio Doce                       1,825,285
        85,000  Companhia Vale do Rio Doce (PFD)                 2,135,377

Paper & Forest Products
   293,663,014  Votorantim Celulose Papel S.A.                  11,759,268
                (PFD)

Telecommunications
   450,572,617  Tele Norte Leste Participacoes S.A.              7,945,529
    52,758,602  Tele Norte Leste Participacoes S.A.              1,202,312
                (PFD)

Utilities-Electric, Gas & Water
1,237,700,000  Companhia Paranaense de Energia                   9,536,267
                                                             -------------
Total Brazilian Stocks
(Cost $21,726,336)                                              42,929,967
                                                             -------------
==========================================================================
CHILE:                                                               3.43%
--------------------------------------------------------------------------
Banking
       324,500  Banco BHIF S.A. ADR                              4,725,531

Beverage & Tobacco
       371,000  Compania Cervecerias Unidas S.A.                 8,347,500
                ADR

Miscellaneous Materials
       124,500  Cristalerias de Chile S.A. ADR                   1,898,625

Multi-Industry
        60,000  Quinenco S.A. ADR                                  517,500

Utilities-Electric, Gas & Water
       374,959  Gener S.A. ADR                                   4,897,902
                                                             -------------
Total Chilean Stocks
(Cost $21,902,575)                                              20,387,058
                                                             -------------
==========================================================================
CHINA:                                                               8.43%
--------------------------------------------------------------------------
Appliances & Household Durables
    15,300,000  Guangdong Kelon Electrical                       4,121,080
                Holdings Co., Ltd.

Chemicals
    22,000,000  Beijing Yanhua Petrochemical Co., Ltd.           2,680,690
                (Note A, p. 15)
    56,100,000  Jilin Chemical Industrial Co., Ltd.              3,669,724
                (Note C, p. 15)
    50,600,000  Shanghai Petrochemical Co., Ltd.                 6,749,695

Energy Sources
    64,260,000  Yanzhou Coal Mining Co., Ltd.                   17,514,590

Utilities-Electric, Gas & Water
       250,500  Huaneng Power International Inc.,                4,008,000
                Ltd. ADR
    48,000,000  Jiangsu Expressway Co., Ltd.                     7,572,629
    30,000,000  Shenzhen Expressway Co., Ltd.                    3,732,444
                                                             -------------
Total Chinese Stocks
(Cost $59,861,812)                                              50,048,852
                                                             -------------
==========================================================================
GREECE:                                                              6.32%
--------------------------------------------------------------------------
Banking
       339,000  Alpha Bank S.A.                                 13,415,606
        96,155  Commercial Bank of Greece S.A.                   4,909,265

Metal-Nonferrous
       264,890  Aluminum of Greece S.A.                         10,931,049

Telecommunications
       222,560  Hellenic Telecommunications S.A.                 4,264,734
       431,700  Hellenic Telecommunications S.A.                 3,993,224
                ADR
                                                             -------------
Total Greek Stocks
(Cost $34,074,942)                                              37,513,878
                                                             -------------
==========================================================================
INDIA:                                                               3.17%
--------------------------------------------------------------------------
Chemicals
     3,971,400  Indo Gulf Fertilisers & Chemicals                3,010,076
                Corp., Ltd.

*See Note 1, page 26 in Notes to Financial Statements.


                              Schedule of Investments--Stock Portfolios 11

==========================================================================
Shares                  Description                           Market Value
==========================================================================
       730,000  Indo Gulf Fertilisers & Chemicals            $     730,000
                Corp., Ltd. GDR
       285,000  Indo Gulf Fertilisers & Chemicals                  277,875
                Corp., Ltd. GDR, Rule 144A
     1,254,900  Southern Petrochemical Industries                  278,381
                Corp., Ltd.
     1,049,000  Southern Petrochemical Industries                1,547,275
                Corp., Ltd. GDS

Financial Services
     1,859,116  Industrial Credit & Investment                   3,956,383
                Corp. of India Ltd.

Health & Personal Care
       432,949  Cheminor Drugs Ltd.                              3,627,996

Machinery & Engineering
       310,863  Ashok Leyland Ltd.                                 254,207
       310,000  Ashok Leyland Ltd. GDR                             813,750

Metal-Steel
     1,400,000  National Aluminum Corp., Ltd.                    1,292,518
                (Note A, p. 15)

Utilities-Electric, Gas & Water
       622,000  BSES Ltd.                                        3,066,035
                                                             -------------
Total Indian Stocks
(Cost $23,535,497)                                              18,854,496
                                                             -------------
==========================================================================
INDONESIA:                                                           4.08%
--------------------------------------------------------------------------
Banking
    29,220,000  PT Bank Central Asia (Note A, p. 15)             5,223,221

Building Materials
       800,000  PT Semen Gresik Tbk                                556,482

Chemicals
    29,596,000  PT Indorama Synthetics                           2,822,691

Food & Household Products
    11,610,000  PT Sinar Mas Agro Resources &                    3,858,949
                Technology Corp.

Paper & Forest Products
       656,500  Asia Pulp & Paper Co., Ltd. ADR                  1,148,875
                (Note A, p. 15)

Retail
    64,500,000  PT Matahari Putra Prima Tbk                      4,051,970

Telecommunications
       400,000  PT Gudang Garam Tbk                                479,041
     5,550,500  PT Indosat                                       4,517,112
     5,000,000  PT Telekomunikasi Indonesia                      1,587,664
                (Local)
                                                             -------------
Total Indonesian Stocks
(Cost $45,288,371)                                              24,246,005
                                                             -------------
==========================================================================
ISRAEL:                                                              6.08%
--------------------------------------------------------------------------
Banking
     3,500,000  Bank Leumi Le-Israel                             7,862,823
     5,203,338  Israel Discount Bank (Note A, p. 15)             5,836,945

Chemicals
     2,300,000  Israel Chemicals Ltd.                            2,812,699
     2,889,107  Makhteshim-Agan Industries Ltd.                  6,777,627
                (Note A, p. 15)

Electrical & Electronics
       152,500  Tecnomatix Technologies Ltd.                     1,915,781
                (Note A, p. 15)

Industrial Components
       274,384  OFER Development & Investments                   1,112,128
                Ltd. (Note A, p. 15)

Retail
       350,000  Supersol Ltd.                                    1,275,969

Telecommunications
     1,420,000  Bezeq The Israeli Telecommunication              8,543,291
                Corp., Ltd.
                                                             -------------
Total Israeli Stocks
(Cost $29,944,840)                                              36,137,263
                                                             -------------
==========================================================================
MALAYSIA:                                                            7.03%
--------------------------------------------------------------------------
Automobiles
     3,220,560  Oriental Holdings Berhad                         6,525,872

Building Materials
     3,560,500  Cement Industries of Malaysia                    2,792,182
                Berhad
     1,000,000  Road Builder Holdings Berhad                     1,031,579

Financial Services
     3,967,000  Commerce Asset Holding Berhad                    9,343,329

Leisure
     4,602,000  Berjaya Land Berhad                              1,223,163

Mining
     6,881,800  Malaysia Mining Corp. Berhad                     3,984,200

Miscellaneous Materials
     6,210,000  Golden Hope Plantations Berhad                   5,752,421
     1,822,000  Kuala Lumpur Kepong Berhad                       2,541,211

Multi-Industry
     1,500,000  IJM Corp. Berhad                                 1,247,368

Utilities-Electric, Gas & Water
     1,858,000  Malakoff Berhad                                  4,718,342
     4,137,600  YTL Power International Berhad                   2,569,667
                                                             -------------
Total Malaysian Stocks
(Cost $41,555,549)                                              41,729,334
                                                             -------------
==========================================================================
MEXICO:                                                              8.36%
--------------------------------------------------------------------------
Beverage & Tobacco
       290,000  Panamerican Beverages Inc.                       4,930,000

Chemicals
     4,562,200  Cydsa S.A.                                       2,957,071

Financial Services
     1,450,000  Grupo Financiero Banorte S.A. de                 1,891,972
                C.V. (Note A, p. 15)


12 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Shares                  Description                           Market Value
==========================================================================
Food & Household Products
       494,000  Grupo Minsa S.A. de C.V. ADR                 $   1,396,637
                (Note A, p. 15)

Merchandising
    10,140,000  Controladora Comercial Mexicana                 11,920,569
                S.A. de C.V.
        92,250  Controladora Comercial Mexicana                  2,104,453
                S.A. de C.V. GDR

Metal-Nonferrous
       975,144  Grupo Mexico S.A. (NVP)                          3,717,982

Metal-Steel
     2,292,000  Hylsamex S.A. (Note A, p. 15)                    2,238,111

Paper & Forest Products
       100,000  Grupo Industrial Durango S.A. ADR                  725,001
                (Note A, p. 15)

Telecommunications
       333,650  Telefonos de Mexico S.A. ADR                    17,746,009
                                                             -------------
Total Mexican Stocks
(Cost $54,505,917)                                              49,627,805
                                                             -------------
==========================================================================
PHILIPPINES:                                                         5.23%
--------------------------------------------------------------------------
Banking
     6,665,940  Equitable PCI Bank                               9,811,341
     1,400,000  Metropolitan Bank & Trust Co.                    5,090,909

Food & Household Products
    26,215,300  Universal Robina Corp.                           2,581,810

Multi-Industry
    74,880,000  JG Summit Holding Inc.                           3,662,961

Real Estate
    57,108,500  Robinson's Land Corp. - Series 'B'               2,546,396

Transportation-Shipping
    26,057,000  William Gothong & Aboitiz (Note A, p. 15)          767,046

Utilities-Electric, Gas & Water
       506,000  First Philippine Holding Corp.                     284,762
     5,500,000  Manila Electric Co.                              6,309,525
                                                             -------------
Total Philippine Stocks
(Cost $48,395,923)                                              31,054,750
                                                             -------------
==========================================================================
PORTUGAL:                                                            7.22%
--------------------------------------------------------------------------
Banking
       285,250  Banco Espirito Santo S.A.                        4,537,613
       200,450  Banco Pinto & Sotto Mayor S.A.                   4,834,359
                (Note A, p. 15)

Food & Household Products
       194,089  Modelo Continente S.A.                           2,617,488

Paper & Forest Products
       797,000  Portucel Industrial-Empresa                      4,726,179
                Produtora de Celulose S.A.

Utilities-Electric, Gas & Water
     8,267,145  Electricidade de Portugal S.A.                  26,155,795
                                                             -------------
Total Portuguese Stocks
(Cost $47,784,291)                                              42,871,434
                                                             -------------
==========================================================================
SINGAPORE:                                                           0.14%
--------------------------------------------------------------------------
Banking
           580  Overseas Union Bank Ltd.                             2,701
           360  United Overseas Bank Ltd.                            2,587

Food & Household Products
     5,026,100  Golden Agri-Resources Ltd.                         823,644
                (Note A, p. 15)
                                                             -------------
Total Singapore Stocks
(Cost $975,237)                                                    828,932
                                                             -------------
==========================================================================
SOUTH AFRICA:                                                        7.25%
--------------------------------------------------------------------------
Automobiles
       873,500  Toyota South Africa Ltd.                         2,905,613

Banking
     1,946,946  ABSA Group Ltd.                                  7,393,807

Chemicals
     2,480,900  AECI Ltd.                                        4,298,164

Communication Services
       397,400  Primedia Ltd.                                      311,200
     1,416,700  Primedia Ltd. Units                              1,197,764

Food & Household Products
       756,500  Tongaat-Hulett Group Ltd.                        3,669,785

Insurance
     5,780,000  Sanlam Ltd.                                      6,649,203

Metal-Steel
     2,008,266  S.A. Iron & Steel Industrial                     4,189,106
                Corp., Ltd.

Paper & Forest Products
     1,680,000  Sappi Ltd.                                      12,457,382
                                                             -------------
Total South African Stocks
(Cost $63,800,720)                                              43,072,024
                                                             -------------
==========================================================================
SOUTH KOREA:                                                         6.73%
--------------------------------------------------------------------------
Banking
       671,940  Kyung Nam Bank (Note A, p. 15)                     855,629
       650,000  Shinhan Bank                                     7,286,015

Building Materials
       131,510  Hanil Cement Manufacturing Co.,                  1,639,231
                Ltd.
       352,870  Hankuk Glass Industries Inc.                     4,208,556

Chemicals
       540,740  Hyosung T&C Co., Ltd.                            4,291,395

Electrical & Electronics
        40,000  Samsung SDI Co., Ltd.                            1,581,850

Energy Sources
       275,000  Ssangyong Oil Refining Co., Ltd.                 6,584,316

Food & Household Products
        27,620  Lotte Confectionery Co., Ltd.                    2,427,261

Metal-Steel
        55,000  Pohang Iron & Steel Co., Ltd.                    4,093,620

Telecommunications
        21,715  Korea Telecom Corp. ADR                            730,167


                              Schedule of Investments--Stock Portfolios 13

==========================================================================
Shares                  Description                           Market Value
==========================================================================
Utilities-Electric, Gas & Water
       169,000  Korea Electric Power Corp.                   $   4,410,079
       109,300  Seoul City Gas Co., Ltd.                         1,881,863
                                                             -------------
Total South Korean Stocks
(Cost $43,273,979)                                              39,989,982
                                                             -------------
==========================================================================
TAIWAN:                                                              3.57%
--------------------------------------------------------------------------
Building Materials
     7,671,000  Asia Cement Corp.                                3,624,750

Chemicals
    15,789,405  Shinkong Synthetic Fibers Corp.                  2,359,261
                (Note A, p. 15)

Electrical & Electronics
     4,984,375  Acer Inc.                                        5,490,276

Financial Services
       169,699  China Bills Finance Corp.                           34,134

Food & Household Products
     4,273,360  Great Wall Enterprises Co.                       1,391,663

Metal-Steel
     5,517,757  China Steel Corp.                                3,558,593
       322,341  China Steel Corp. GDS                            4,045,380

Real Estate
     3,832,920  Pacific Construction (Note A, p. 15)               679,184
                                                             -------------
Total Taiwanese Stocks
(Cost $32,553,834)                                              21,183,241
                                                             -------------
==========================================================================
THAILAND:                                                            3.46%
--------------------------------------------------------------------------
Banking
     2,010,000  Bangkok Bank Public Co., Ltd.                    1,490,744
                (Foreign) (Note A, p. 15)
     5,982,500  Thai Farmers Bank Public Co., Ltd.               3,052,658
                (Foreign) (Note A, p. 15)

Building Materials
       674,300  Siam City Cement Public Co., Ltd.                1,600,332
                (Foreign) (Note A, p. 15)
     4,471,400  Thai-German Ceramic Industry                       519,992
                Public Co., Ltd. (Foreign)
                (Notes A, C & D, p. 15)

Chemicals
       940,000  National Petrochemical Public                      641,391
                Co., Ltd. (Foreign) (Note D, p. 15)

Food & Household Products
     1,552,300  Saha Pathana Inter-Holding Ltd.                  1,694,691
                (Foreign) (Note D, p. 15)

Insurance
       374,100  Ayudhya Insurance Public Co.,                      821,271
                Ltd. (Foreign) (Note D, p. 15)
       444,000  Bangkok Insurance Public Co.,                    1,232,894
                Ltd. (Foreign)

Telecommunications
    14,440,100  Jasmine International Public Co.,                2,947,308
                Ltd. (Foreign) (Notes A & D, p. 15)

==========================================================================
Quantity                Description                           Market Value
==========================================================================
     1,950,000  Total Access Communication Public            $   6,552,000
                Co., Ltd. GDS (Note A, p. 15)
                                                             -------------
Total Thai Stocks
(Cost $46,720,353)                                              20,553,281
                                                             -------------
==========================================================================
TURKEY:                                                              4.80%
--------------------------------------------------------------------------
Appliances & Household Durables
   238,050,000  Arcelik A.S.                                     5,549,577

Banking
 2,173,009,974  Yapi ve Kredi Bankasi A.S.                      15,687,833
                (Note A, p. 15)

Building Materials
   201,179,324  Baticim Bati Anadolu Cimento                     2,995,564
                Sanayii A.S.

Chemicals
   169,957,000  Sasa Sun'i Ve Sentetik Elyaf                     3,834,337
                (Note A, p. 15)

Miscellaneous Materials
    10,000,000  Brisa Bridgestone Sabanci Lastik                   436,172
                San. Ve Tic A.S.
                                                             -------------
Total Turkish Stocks
(Cost $18,439,660)                                              28,503,483
                                                             -------------
Total Equities
(Cost $671,842,138)                                            582,863,548
                                                             -------------
==========================================================================
WARRANTS (Note A, p. 15):                                            0.35%
--------------------------------------------------------------------------
THAILAND--Telecommunications
    14,440,100  Jasmine International Public Co.,                2,056,262
                Ltd. (Foreign) (Expiration 08/02/2004)
                                                             -------------
Total Warrants (Cost $38,938)                                    2,056,262
                                                             -------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $671,881,076)           98.49%       $584,919,810
(Note E, p. 15)

Cash and Other Assets, Less Liabilities          1.51           8,963,242
                                               ------        ------------
Net Assets (Equivalent to $16.91
per share based on 35,115,763
shares of capital stock outstanding)           100.00%       $593,883,052
                                               ======        ============


14 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------
Quantity                Description                           Market Value
--------------------------------------------------------------------------
241,844            Argentine Peso                            $    241,992
14,693             Brazilian Real                                   7,972
716,062            Euro                                           632,819
56,128,913         Greek Drachma                                  146,135
816,580            Hong Kong Dollar                               104,737
22,912,447         Indian Rupee                                   498,313
94,996,513         Indonesian Rupiah                               10,850
799,208            Malaysian Ringgit                              210,318
526,494            Mexican Peso                                    55,761
136,267,567        New Taiwan Dollar                            4,350,678
1,731,973          Philippine Peso                                 37,489
50,528             Singapore Dollar                                29,053
1,731,094          South African Rand                             239,930
78,727,904         Thai Baht                                    1,868,468
6,902,961          Turkish Lira                                        10
                                                             ------------
Total Foreign Currencies                                     $  8,434,525
                                                             ------------
==========================================================================
(A) Non-income-producing security
(B) Explanation of abbreviations:
    ADR-American Depository Receipts
    PFD-Preference Shares
    GDR-Global Depository Receipts
    GDS-Global Depository Share
    NVP-Non-Voting Preference Share
(C) Affiliated company (see Note 3B of the Notes to Financial Statements)
(D) Fair-valued security (see Note 1A of the Notes to Financial Statements)
(E) At September 30, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.
(F) Allocation of assets by industry as of September 30, 2000:
    Appliances & Household Durables                                1.63%
    Automobiles                                                    1.59
    Banking                                                       18.07
    Beverage & Tobacco                                             2.24
    Building Materials                                             3.19
    Chemicals                                                      8.37
    Communication Services                                         0.25
    Electrical & Electronics                                       1.51
    Energy Sources                                                 5.94
    Financial Services                                             2.56
    Food & Household Products                                      3.51
    Health & Personal Care                                         0.61
    Industrial Components                                          0.19
    Insurance                                                      1.47
    Leisure                                                        0.21
    Machinery & Engineering                                        0.18
    Merchandising                                                  2.36
    Metal-Nonferrous                                               2.47
    Metal-Steel                                                    5.21
    Mining                                                         0.67
    Miscellaneous Materials                                        2.46
    Multi-Industry                                                 0.91
    Paper & Forest Products                                        5.19
    Real Estate                                                    1.06
    Retail                                                         0.90
    Telecommunications                                            11.24
    Transportation-Shipping                                        0.13
    Utilities-Electric, Gas & Water                               14.37
    Cash and Other Assets, Less Liabilities                        1.51
                                                                 ------
    Total                                                        100.00%
                                                                 ======

See Notes to Financial Statements.


                              Schedule of Investments--Stock Portfolios 15

                    This page intentionally left blank.

                    This page intentionally left blank.

                         Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
                               SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

Schedule of Investments

Taxable Bond

Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Intermediate Duration
--------------------------------------------------------------------------------
Short Duration Plus
--------------------------------------------------------------------------------
Government Short Duration
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                        Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Intermediate Duration Portfolio, Bernstein Short Duration Plus Portfolio and Bernstein Government Short Duration Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
November 15, 2000

--------------------------------------------------------------------------
                      Sanford C. Bernstein Fund, Inc.
                          Schedule of Investments
                 Bernstein Intermediate Duration Portfolio
                            September 30, 2000
--------------------------------------------------------------------------
Principal Amount              Description                    Market Value*
==========================================================================
U.S. DOLLAR INVESTMENTS:                                           125.38%
==========================================================================
SHORT-TERM INVESTMENTS:                                             32.06%
--------------------------------------------------------------------------
Commercial Paper: 18.37%
    19,089,000   American General Finance Corp.,            $   19,085,458
                 Discount rate 6.68%, 10/02/2000
    29,905,000   Ford Motor Credit Co.,                         29,802,567
                 Discount rate 6.49%, 10/20/2000
                 (Note A, p. 8)
    82,080,000   G.E. Capital Corp.,                            81,798,853
                 Discount rate 6.49%, 10/20/2000
                 (Note A, p. 8)
    81,325,000   Prudential Funding Corp.,                      81,046,439
                 Discount rate 6.49%, 10/20/2000
                 (Note A, p. 8)
    81,885,000   General Motors Acceptance Corp.,               81,604,089
                 Discount rate 6.50%, 10/20/2000
                 (Note A, p. 8)
    82,145,000   Salomon Smith Barney Holdings Inc.,            81,788,491
                 Discount rate 6.50%, 10/25/2000
                 (Note A, p. 8)
                                                            --------------
Total Commercial Paper (Cost $375,125,897)                     375,125,897
                                                            --------------
U.S. Government Agencies: 13.69%
   133,295,000   Federal Home Loan Bank                        130,874,096
                 Consolidated Discount Notes,
                 Discount rate 5.95%, 01/12/2001
                 (Note A, p. 8)
   151,360,000   Federal Home Loan Mortgage Corp.              148,686,983
                 Discount Notes,
                 Discount rate 6.05%, 01/16/2001
                 (Note A, p. 8)
                                                            --------------
Total U.S. Government Agencies
(Cost $279,642,369)                                            279,561,079
                                                            --------------
Total Short-Term Investments
(Cost $654,768,266)                                            654,686,976
                                                            --------------
==========================================================================
U.S. TREASURY INFLATION PROTECTION SECURITY:                         2.77%
--------------------------------------------------------------------------
    56,923,181   3.875%, 04/15/2029                             56,567,411
                 (Note A, p. 8)
                                                            --------------
Total U.S. Treasury Inflation Protection Security
(Cost $56,347,486)                                              56,567,411
                                                            --------------
==========================================================================
MORTGAGE DERIVATIVES:                                                7.78%
--------------------------------------------------------------------------
     7,275,466   Federal National Mortgage                       6,501,474
                 Association Remic Trust
                 Series 1997-67 GA,
                 4.00%, 02/25/2009
     7,132,237   Federal National Mortgage                       6,696,923
                 Association Remic Trust
                 Series 1994-20 Z,
                 6.50%, 02/25/2009
    13,645,000   Federal National Mortgage                      13,164,546
                 Association Remic Trust
                 Series 1999-41 PD,
                 6.50%, 08/25/2013 (Note B, p. 8)
     8,820,000   Green Tree Financial Corp.                      7,914,715
                 Series 1999-1 Class A5,
                 6.11%, 09/01/2023
    27,895,000   Federal Home Loan Mortgage Corp.               26,024,640
                 Series 1584 L, 6.50%, 09/15/2023
     4,974,000   Federal Home Loan Mortgage Corp.                4,670,437
                 Series 1650 K, 6.50%, 01/15/2024
       116,427   G.E. Capital Mortgage Services, Inc.              115,858
                 Series 1994-11-CA Class A1,
                 6.50%, 03/25/2024
        27,965   Prudential Home Mortgage                           27,848
                 Securities Series 1994-15 Class A1,
                 8.00%, 05/25/2024
     3,672,157   Government National Mortgage                    3,724,978
                 Association Series 1995-4 CQ,
                 8.00%, 06/20/2025
     8,150,000   Green Tree Financial Corp.                      7,332,392
                 Series 1998-4 Class A7,
                 6.87%, 03/01/2028
    26,620,000   Government National Mortgage                   26,491,745
                 Association Series 1999-29 PB,
                 7.25%, 07/16/2028
    22,820,000   Greenpoint Manufactured Housing                20,495,418
                 Series 1999-3 Class 1A7,
                 7.27%, 06/15/2029 (Note B, p. 8)
     3,231,280   Federal Home Loan Mortgage Corp.                3,075,590
                 Series 2176 OJ, 7.00%, 08/15/2029
                 (Note B, p. 8)
     8,045,000   Federal Home Loan Mortgage Corp.                7,864,390
                 Series 2178 PB, 7.00%, 08/15/2029
    12,365,000   Green Tree Financial Corp.                     11,623,656
                 Series 1999-1 Class A4,
                 5.76%, 03/01/2030
    13,045,000   Green Tree Financial Corp.                     11,881,947
                 Series 1999-2 Class A4,
                 6.48%, 12/01/2030 (Note B, p. 8)
     1,310,000   Conseco Finance Securitization                  1,276,070
                 Corp. Series 2000-1 Class M2,
                 9.08%, 05/01/2031 (Note B, p. 8)
                                                            --------------
Total Mortgage Derivatives
(Cost $167,924,636)                                            158,882,627
                                                            --------------
==========================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                              12.95%
--------------------------------------------------------------------------
     5,000,000   Beverly Finance Corp., Rule 144A,               5,156,910
                 8.36%, 07/15/2004
                 (Notes C & D, p. 8)

*See Note 1, page 26 in Notes to Financial Statements.


                        Schedule of Investments--Taxable Bond Portfolios 1

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
    11,439,963   TVO Southwest Mortgage Series               $  11,688,382
                 1994-MF1 Class A1, Rule 144A,
                 9.37%, 11/18/2004 (Note B, p. 8)
     8,701,874   Morgan Stanley Capital I Series                 8,642,022
                 1997-LB1 Class A2, Rule 144A,
                 6.86%, 07/15/2005 (Note B, p. 8)
     7,900,000   DLJ Mortgage Acceptance Corp.                   8,036,623
                 Series 1996-CF1 Class A2,
                 7.67%, 02/12/2006 (Note B, p. 8)
     9,530,472   Chase Commercial Mortgage                       9,491,241
                 Securities Corp. Series 1996-2
                 Class A2, 6.90%, 09/19/2006
    11,300,000   CTFS Funding Corp. Series 1997-1               11,090,136
                 Class A2, Rule 144A,
                 6.716%, 12/19/2007 (Note B, p. 8)
    11,705,000   GMAC Commercial Mortgage Security              11,345,266
                 Inc. Series 1998-C1 Class C,
                 6.806%, 04/15/2008
     7,265,000   LB Commercial Conduit Mortgage                  7,116,312
                 Trust Series 1999-C1 Class A2,
                 6.78%, 04/15/2009
     1,505,000   Commercial Mortgage Acceptance                  1,490,834
                 Corp. Series 1999-C1 Class A2,
                 7.03%, 05/15/2009
     8,561,321   Meristar Commercial Mortgage Trust              8,590,952
                 Series 1999-C1 Class A1, Rule 144A,
                 7.28%, 03/03/2016 (Note B, p. 8)
     2,460,000   RMF Commercial Series 1997-1                    2,401,587
                 Class A2, Rule 144A,
                 6.715%, 01/15/2019
     2,145,854   FMAC Loan Receivables Trust Series              2,098,297
                 1998-A Class A1,
                 6.20%, 09/15/2020 (Note B, p. 8)
     4,388,427   FMAC Loan Receivables Trust Series              4,131,976
                 1998-A Class A2,
                 6.50%, 09/15/2020 (Note B, p. 8)
     3,260,000   FMAC Loan Receivables Trust Series              3,025,730
                 1998-A Class A3,
                 6.69%, 09/15/2020 (Note B, p. 8)
    10,880,135   Peachtree Franchise Loan LLC                   10,645,255
                 Series 1999-A Class A1, Rule 144A,
                 6.68%, 01/15/2021 (Note B, p. 8)
     3,483,000   Peachtree Franchise Loan LLC                    3,327,644
                 Series 1999-A Class B, Rule 144A,
                 7.55%, 01/15/2021 (Note B, p. 8)
     8,075,381   EMAC Owner Trust Series 1998-1                  7,948,663
                 Class A1, Rule 144A,
                 6.11%, 01/15/2025 (Note B, p. 8)
       807,417   Asset Securitization Corp. Series                 808,905
                 1996-D3 Class A1A,
                 7.01%, 10/13/2026
    10,015,000   Merrill Lynch Mortgage Investors                8,378,148
                 Inc. Series 1998-C1 Class B,
                 6.75%, 11/15/2026
                 (Notes A & B, p. 8)
     5,757,272   J.P. Morgan Commercial Mortgage                 5,677,580
                 Finance Corp. Series 1996-C2
                 Class A, 6.47%, 11/25/2027
     3,621,846   RMF Commercial Series 1995-1                    3,577,250
                 Class A2, 7.10%, 11/28/2027
                 (Note B, p. 8)
    11,500,000   DLJ Mortgage Acceptance Corp.                  11,377,606
                 Series 1995-CF2 Class A1B,
                 Rule 144A, 6.85%, 12/17/2027
                 (Note B, p. 8)
       891,385   Allied Capital Commercial Mortgage                879,357
                 Trust Series 1998-1 Class A,
                 Rule 144A, 6.31%, 01/25/2028
                 (Note B, p. 8)
     2,805,000   Credit Suisse First Boston                      2,808,484
                 Mortgage Securities Corp. Series
                 1997-C1 Class A1B,
                 7.15%, 06/20/2029
     3,025,626   Asset Securitization Corp. Series               3,062,658
                 1997-MD7 Class A1A,
                 7.32%, 01/13/2030
    16,239,000   J.P. Morgan Commercial Mortgage                15,664,792
                 Finance Corp. Series 1998-C6
                 Class B, 6.735%, 01/15/2030
    13,605,000   Nomura Asset Securities Corp.                  13,061,434
                 Series 1998-D6 Class A2,
                 6.771%, 03/15/2030
    12,445,000   Morgan Stanley Capital I Series                12,196,649
                 1998-XL1 Class A2,
                 6.45%, 06/03/2030
     9,569,161   Morgan Stanley Capital I Series                 9,474,379
                 1997-XL1 Class A1,
                 6.59%, 10/03/2030
    12,000,000   Salomon Brothers Mortgage                      11,726,496
                 Securities VII Inc. Series
                 2000-NL1 Class A2, Rule 144A,
                 6.905%, 10/15/2030 (Note B, p. 8)
    13,130,000   Credit Suisse First Boston                     12,461,620
                 Mortgage Securities Corp. Series
                 1998-C2 Class A2,
                 6.30%, 11/11/2030
    17,465,000   Goldman Sachs Mortgage Securities              16,678,128
                 Corp. II Series 1998-GL Class A2,
                 6.562%, 04/13/2031
    12,150,000   Deutsche Mortgage & Asset                      11,558,538
                 Receiving Corp. Series 1998-C1
                 Class B, 6.664%, 06/15/2031
                 (Note B, p. 8)
     8,987,142   Credit Suisse First Boston                      8,909,570
                 Mortgage Securities Corp. Series
                 1997-C2 Class A1,
                 6.40%, 01/17/2035
                                                            --------------
Total Commercial Mortgage-Backed Securities
(Cost $273,602,473)                                            264,529,424
                                                            --------------


2 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
MORTGAGE PASS-THROUGHS:                                             32.68%
--------------------------------------------------------------------------
    17,415,000   Federal National Mortgage                   $  16,761,885
                 Association Pool TBA,
                 6.00%, 10/19/2015 (Note E, p. 8)
    75,700,000   Federal National Mortgage                      75,297,655
                 Association Pool TBA,
                 7.00%, 10/19/2015 (Note E, p. 8)
    38,000,000   Federal National Mortgage                      38,296,780
                 Association Pool TBA,
                 7.50%, 10/19/2015 (Note E, p. 8)
     2,207,503   Government National Mortgage                    2,322,558
                 Association Pool #267832,
                 9.50%, 11/15/2017
     1,737,981   Government National Mortgage                    1,830,964
                 Association Pool #780118,
                 9.50%, 08/15/2021
     2,342,803   Government National Mortgage                    2,468,100
                 Association Pool #780049,
                 9.50%, 11/15/2021
     2,164,279   Government National Mortgage                    2,280,029
                 Association Pool #780254,
                 9.50%, 11/15/2021
     1,663,076   Government National Mortgage                    1,752,015
                 Association Pool #780012,
                 9.50%, 10/15/2024
            61   Federal Home Loan Mortgage Corp.                       63
                 Pool #C80297,
                 8.50%, 05/01/2025
        29,179   Government National Mortgage                       30,096
                 Association Pool #442121,
                 8.50%, 11/15/2026
        48,960   Government National Mortgage                       48,285
                 Association Pool #780651,
                 7.00%, 10/15/2027
    14,145,000   Federal Home Loan Mortgage Corp.               13,229,960
                 Gold Pool TBA,
                 6.00%, 10/16/2030 (Note E, p. 8)
    77,935,000   Federal National Mortgage                      72,844,676
                 Association Pool TBA,
                 6.00%, 10/16/2030 (Note E, p. 8)
    10,125,000   Federal Home Loan Mortgage Corp.                9,732,626
                 Gold Pool TBA,
                 6.50%, 10/16/2030 (Note E, p. 8)
     8,000,000   Federal Home Loan Mortgage Corp.                7,992,480
                 Gold Pool TBA,
                 7.50%, 10/16/2030 (Note E, p. 8)
    35,060,000   Federal National Mortgage                      35,531,031
                 Association Pool TBA,
                 8.00%, 10/16/2030 (Note E, p. 8)
    69,620,000   Federal National Mortgage                      71,273,266
                 Association Pool TBA,
                 8.50%, 10/16/2030 (Note E, p. 8)
    12,505,000   Government National Mortgage                   12,321,302
                 Association Pool TBA,
                 7.00%, 10/23/2030 (Note E, p. 8)
   186,160,000   Government National Mortgage                  189,533,591
                 Association Pool TBA,
                 8.00%, 10/23/2030 (Note E, p. 8)
    60,415,000   Federal Home Loan Mortgage Corp.               56,487,844
                 Gold Pool TBA,
                 6.00%, 11/13/2030 (Note E, p. 8)
    44,765,000   Federal Home Loan Mortgage Corp.               43,016,255
                 Gold Pool TBA,
                 6.50%, 11/13/2030 (Note E, p. 8)
    14,545,000   Federal Home Loan Mortgage Corp.               14,254,056
                 Gold Pool TBA,
                 7.00%, 11/13/2030 (Note E, p. 8)
                                                            --------------
Total Mortgage Pass-Throughs
(Cost $664,314,871)                                            667,305,517
                                                            --------------
==========================================================================
FINANCE:                                                             6.02%
--------------------------------------------------------------------------
     2,700,000   Finova Capital Corp.,                           2,001,375
                 6.125%, 03/15/2004
     9,150,000   Finova Capital Corp. Senior Notes,              6,897,965
                 7.25%, 11/08/2004
     4,050,000   ABN-AMRO Bank (Chicago)                         4,135,220
                 Subordinated Notes, Global Bond,
                 7.55%, 06/28/2006
     4,895,000   Bear Stearns Co., Inc. Global                   4,961,479
                 Notes, 7.80%, 08/15/2007
                 (Note A, p. 8)
     5,210,000   Sears Roebuck Acceptance Corp.,                 4,650,873
                 6.25%, 05/01/2009
    10,000,000   The Mony Group Inc. Senior Notes,              10,148,180
                 8.35%, 03/15/2010
     4,230,000   Qwest Capital Funding Inc.,                     4,320,615
                 Rule 144A, 7.90%, 08/15/2010
     4,810,000   Transamerica Capital II, Rule 144A,             4,341,578
                 7.65%, 12/01/2026
    20,360,000   AON Capital Trust A,                           18,718,312
                 8.205%, 01/01/2027 (Note A, p. 8)
     3,640,000   MMI Capital Trust I,                            3,213,811
                 7.625%, 12/15/2027
     9,760,000   Sears Roebuck Acceptance Corp.,                 7,748,552
                 6.50%, 12/01/2028 (Note A, p. 8)
    12,600,000   Royal & Sun Alliance Insurance                 12,536,736
                 Group plc Subordinated Notes,
                 Rule 144A, 8.95%, 10/15/2029
                 (Note A, p. 8)
    16,680,000   Ace Capital Trust III,                         17,506,527
                 9.70%, 04/01/2030 (Note A, p. 8)
     4,000,000   American General Institutional                  3,971,684
                 Capital II, 8.50%, 07/01/2030
                 (Note B, p. 8)
     7,000,000   Citigroup Capital III,                          6,505,317
                 7.625%, 12/01/2036
     7,895,000   American General Institutional                  7,075,381
                 Capital Series A, Rule 144A,
                 7.57%, 12/01/2045


                        Schedule of Investments--Taxable Bond Portfolios 3

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     4,425,000   American General Institutional             $    4,249,053
                 Capital Series B, Rule 144A,
                 8.125%, 03/15/2046 (Note A, p. 8)
                                                            --------------
Total Finance (Cost $127,652,964)                              122,982,658
                                                            --------------
==========================================================================
INDUSTRIAL:                                                         15.78%
--------------------------------------------------------------------------
     8,080,000   Philip Morris Inc.,                             8,043,527
                 7.25%, 09/15/2001
     3,212,000   Boise Cascade Corp.,                            3,281,248
                 9.85%, 06/15/2002 (Note A, p. 8)
     6,810,000   Republic of Argentina Series D,                 5,652,300
                 Yankee Bond,
                 0.00%, 10/15/2002
    11,680,000   UST Inc. Senior Notes,                         11,772,856
                 8.80%, 03/15/2005 (Note A, p. 8)
     8,800,000   Goodyear Tire & Rubber Co.,                     9,062,618
                 8.50%, 03/15/2007 (Note D, p. 8)
    12,040,000   PSI Energy Inc.,                               10,910,925
                 6.52%, 03/15/2009 (Note D, p. 8)
    20,235,000   Rohm & Haas Co.,                               20,202,664
                 7.40%, 07/15/2009
    20,075,000   Philip Morris Capital Co.,                     18,738,286
                 7.50%, 07/16/2009
    13,360,000   Phillips Petroleum Co.,                        15,031,523
                 8.75%, 05/25/2010 (Note B, p. 8)
    13,645,000   Federated Department Stores Inc.               13,670,925
                 Senior Notes,
                 8.50%, 06/01/2010 (Note A, p. 8)
    15,970,000   Ford Motor Credit Co., Global Bond,            16,206,612
                 7.875%, 06/15/2010 (Note D, p. 8)
     8,640,000   Ahold Finance USA Inc.,                         8,767,829
                 8.25%, 07/15/2010 (Note A, p. 8)
    10,845,000   MGM Mirage Inc. Senior Notes,                  10,873,360
                 8.50%, 09/15/2010
     7,910,000   Champion International Corp.,                   7,095,325
                 7.35%, 11/01/2025 (Note A, p. 8)
     3,995,000   Champion International Corp.,                   3,788,035
                 6.40%, 02/15/2026,
                 Putable 02/15/2006 @100
                 (Note A, p. 8)
     7,095,000   Champion International Corp.                    6,705,300
                 Debentures, 7.20%, 11/01/2026,
                 Putable 11/01/2011 @100
                 (Note A, p. 8)
     7,925,000   Ingersoll Rand Medium-Term Notes,               7,874,748
                 6.015%, 02/15/2028, Putable
                 Annually 02/15/2001-02/15/2027 @100
                 (Note A, p. 8)
     4,040,000   Tyco International Group S.A.,                  3,575,760
                 Yankee Bond,
                 7.00%, 06/15/2028 (Note A, p. 8)
    10,380,000   Sprint Capital Corp.,                           8,882,114
                 6.875%, 11/15/2028
    16,485,000   Tyco International Group S.A.,                 14,388,421
                 Yankee Bond,
                 6.875%, 01/15/2029 (Note A, p. 8)
    14,325,000   Archer Daniels Midland Co. Senior              12,045,850
                 Debentures, 6.625%, 05/01/2029
                 (Note A, p. 8)
     2,620,000   Albertson's Inc. Debentures,                    2,357,101
                 7.45%, 08/01/2029
    10,055,000   Lilly Del Mar Inc., Floating Rate               9,997,837
                 Note, Rule 144A, 7.91%, 08/05/2029,
                 Callable 08/05/2004 @100
                 (Note A, p. 8)
    16,710,000   Amerada Hess Corp.,                            16,689,112
                 7.875%, 10/01/2029 (Note A, p. 8)
    23,590,000   Westvaco Corp.,                                23,432,537
                 8.20%, 01/15/2030 (Note A, p. 8)
    13,930,000   Liberty Media Group Inc.,                      13,146,229
                 Rule 144A, 8.25%, 02/01/2030
                 (Note A, p. 8)
     8,365,000   State of Qatar, Rule 144A,                      8,595,037
                 9.75%, 06/15/2030
     7,920,000   Marconi Corp. plc, Yankee Bond,                 7,889,318
                 8.375%, 09/15/2030
    16,415,000   Ford Motor Credit Co., Global Bond,            15,307,628
                 7.45%, 07/16/2031 (Note A, p. 8)
     4,330,000   Ford Motor Co.,                                 3,917,377
                 7.70%, 05/15/2097 (Note A, p. 8)
     5,240,000   Noble Affiliates Inc. Debentures,               4,334,287
                 7.25%, 08/01/2097 (Note A, p. 8)
                                                            --------------
Total Industrial (Cost $323,779,308)                           322,236,689
                                                            --------------
==========================================================================
UTILITIES:                                                           2.40%
--------------------------------------------------------------------------
    12,000,000   All Telephone Ohio LP, Rule 144A,              12,151,776
                 8.00%, 08/15/2010
    10,225,000   Telefonica Europe BV, Global Bond,             10,304,827
                 7.75%, 09/15/2010
     4,670,000   Israel Electric Corp. Ltd.,                     4,192,175
                 Yankee Bond, Rule 144A,
                 7.75%, 12/15/2027
    11,530,000   Hyder plc, Yankee Bond, Rule 144A,              8,457,566
                 7.375%, 12/15/2028 (Note B, p. 8)
     5,140,000   Duke Energy Field Services,                     5,177,918
                 8.125%, 08/16/2030 (Note A, p. 8)
     9,895,000   Israel Electric Corp. Senior                    8,720,384
                 Notes, Yankee Bond, Rule 144A,
                 8.10%, 12/15/2096
                                                            --------------
Total Utilities (Cost $50,591,388)                              49,004,646
                                                            --------------
==========================================================================
TAXABLE MUNICIPALS:                                                  2.32%
--------------------------------------------------------------------------
    33,245,000   Florida Residential Property &                 33,184,527
                 Casualty Series A, Rule 144A,
                 7.25%, 07/01/2002


4 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     6,217,666   California Maritime Infrastructure         $    5,969,643
                 Authority, Rule 144A,
                 6.63%, 11/01/2009
     2,575,000   Edinburg, Texas Industrial                      2,516,676
                 Development Corp. Lease Revenue,
                 8.18%, 11/01/2028
     6,460,000   Alameda Corridor Transportation                 5,694,103
                 Authority, Taxable Senior Lien
                 Series C, 6.60%, 10/01/2029
                                                            --------------
Total Taxable Municipals (Cost $48,705,681)                     47,364,949
                                                            --------------
==========================================================================
ASSET-BACKED SECURITIES:                                             1.64%
--------------------------------------------------------------------------
     6,077,418   Felco Funding II Auto Lease-Backed              6,059,896
                 Notes Series 1998-1 Class A2, Rule
                 144A, 5.98%, 09/15/2001
                 (Note B, p. 8)
     7,550,000   Health Care Receivables,                        7,478,260
                 Securitization Program Notes
                 Series 1998-1A Class A, Rule 144A,
                 6.22%, 06/01/2002 (Note B, p. 8)
     3,270,000   The Money Store Auto Trust Series               3,265,994
                 1996-2, 6.435%, 06/20/2003
       424,495   Copelco Capital Funding Corp. II,                 424,058
                 Class A Lease-Backed Notes Series
                 1996-A, 6.34%, 07/20/2004
       287,090   Copelco Capital Funding Corp. II,                 287,744
                 Class B Lease-Backed Notes Series
                 1996-A, 6.59%, 07/20/2004
                 (Note B, p. 8)
     4,594,645   Capital Asset Research Funding,                 4,554,097
                 Rule 144A, 6.40%, 12/15/2004
                 (Note B, p. 8)
     2,227,319   New York City Tax Lien Trust                    2,212,057
                 Series 1997-1 Class A, Rule 144A,
                 6.46%, 05/25/2005 (Note B, p. 8)
       148,409   New York City Tax Lien Trust                      146,696
                 Series 1997-1 Class B, Rule 144A,
                 6.56%, 05/25/2005 (Note B, p. 8)
     1,674,034   ABFS Equipment Contract Trust                   1,661,961
                 Series 1998-A Class A,
                 6.10%, 10/15/2005 (Note B, p. 8)
     7,393,354   Green Tree Recreational Equipment               7,301,048
                 & Consumer Trust Series 1998-A
                 Class A1C, 6.18%, 06/15/2019
                                                            --------------
Total Asset-Backed Securities
(Cost $33,646,524)                                              33,391,811
                                                            --------------
==========================================================================
HIGH YIELD:                                                          7.12%
--------------------------------------------------------------------------
     1,625,000   Healthsouth Corp. Senior                        1,629,062
                 Subordinated Notes,
                 9.50%, 04/01/2001
     2,315,000   Advanta Corp. Medium-Term Notes,                2,169,315
                 7.28%, 07/30/2001
     1,934,000   Fleming Companies Inc. Senior                   1,914,660
                 Notes, 10.625%, 12/15/2001,
                 Callable 12/15/2000 @101.50
     9,645,000   Omega Healthcare Investors Inc.,                8,514,973
                 6.95%, 06/15/2002
     6,390,000   Healthsouth Corp.,                              5,351,625
                 3.25%, 04/01/2003,
                 Callable 04/05/2001 @101.30
     2,200,000   US Air Inc.,                                    2,136,750
                 9.625%, 09/01/2003
     1,785,000   Veritas DGC Inc. Series C,                      1,820,702
                 9.75%, 10/15/2003,
                 Callable 10/15/2000 @104.875
                 (Note B, p. 8)
     1,439,627   America West Airlines,                          1,340,685
                 10.50%, 01/02/2004 (Note B, p. 8)
     4,210,000   Owens-Illinois Inc. Senior Notes,               3,781,923
                 7.85%, 05/15/2004
     4,475,000   D.R. Horton Inc. Senior Notes,                  4,340,750
                 8.375%, 06/15/2004
       885,000   Doman Industries Ltd., Yankee Bond,               883,894
                 12.00%, 07/01/2004
     4,920,000   Kaufman & Broad Home Corp. Senior               4,704,750
                 Notes, 7.75%, 10/15/2004
     1,255,000   Fleming Companies Inc. Senior                   1,104,400
                 Subordinated Notes Series B,
                 10.50%, 12/01/2004,
                 Callable 06/01/2001 @105.25
     3,330,000   Packaged Ice Inc. Senior Notes                  2,913,750
                 Series B, 9.75%, 02/01/2005,
                 Callable 02/01/2002 @104.87
     3,045,000   PSINET Inc. Senior Notes,                       1,994,475
                 10.00%, 02/15/2005
     1,430,000   Owens-Illinois Inc. Senior Notes,               1,220,152
                 7.15%, 05/15/2005
     4,780,000   Jones International Networks Ltd.,              4,750,125
                 11.75%, 07/01/2005,
                 Callable 07/01/2003 @105.87
     2,385,000   Continental Airlines Inc.,                      2,277,675
                 8.00%, 12/15/2005
     1,105,000   Worldwide Fibre Inc. Senior Notes,              1,077,375
                 12.50%, 12/15/2005,
                 Callable 12/15/2003 @106.25
     3,770,000   Federal-Mogul Co.,                              1,489,150
                 7.375%, 01/15/2006
     3,700,000   Alestra S.A. Senior Notes, Global               3,598,250
                 Bond, 12.125%, 05/15/2006
     5,040,000   Generac Portable Products Senior                3,294,900
                 Subordinated Notes,
                 11.25%, 07/01/2006,
                 Callable 07/01/2002 @107.63
       715,000   Global Crossing Holdings Ltd.                     711,425
                 Senior Notes, Yankee Bond,
                 9.125%, 11/15/2006


                        Schedule of Investments--Taxable Bond Portfolios 5

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
       750,000   Consumers Packaging Inc. Senior            $      168,750
                 Notes, 9.75%, 02/01/2007,
                 Callable 02/01/2003 @104.87
     5,230,000   Labranche & Co. Senior                          5,622,250
                 Subordinated Notes,
                 12.00%, 03/02/2007
       900,000   Intermedia Communications Inc.                    751,500
                 Senior Discount Notes Series B,
                 0.00%, 07/15/2007,
                 Callable 07/15/2002 @105.63
     1,275,000   K. Hovnanian Enterprises Inc.                   1,255,875
                 Senior Notes, Rule 144A,
                 10.50%, 10/01/2007
     6,540,000   RCN Corp. Senior Discount Notes,                3,498,900
                 0.00%, 10/15/2007,
                 Callable 10/15/2002 @105.56
     2,390,000   Clark Refining & Marketing Inc.                 1,935,900
                 Senior Notes,
                 8.375%, 11/15/2007,
                 Callable 11/15/2002 @104.19
     1,785,000   Clark Refining & Marketing Inc.                 1,258,425
                 Senior Subordinated Notes,
                 8.875%, 11/15/2007,
                 Callable 11/15/2002 @104.44
       375,000   Century Communications Corp.                      153,750
                 Senior Discount Notes,
                 0.00%, 01/15/2008
     4,880,000   Focal Communications Corp. Senior               2,318,000
                 Notes Series B,
                 0.00%, 02/15/2008,
                 Callable 02/15/2003 @106.06
     5,910,000   Covad Communications Group Inc.                 2,748,150
                 Senior Discount Notes
                 Series B, 0.00%, 03/15/2008,
                 Callable 03/15/2003 @106.75
     3,150,000   Interface Inc. Senior Notes,                    2,724,750
                 7.30%, 04/01/2008
       350,000   Beazer Homes USA Senior Notes,                    330,750
                 8.875%, 04/01/2008,
                 Callable 04/01/2003 @104.44
       839,535   Continental Airlines Inc.,                        868,747
                 11.50%, 04/02/2008
     3,290,000   Grove Holdings LLC Senior Notes,                  403,025
                 9.25%, 05/01/2008,
                 Callable 05/01/2003 @104.63
       960,000   360 Networks Inc., Yankee Bond,                   878,400
                 13.00%, 05/01/2008
     2,000,000   Williams Communications Group Inc.              1,920,000
                 Senior Notes, Rule 144A,
                 11.70%, 08/01/2008
     5,700,000   United Rentals Inc. Senior                      5,016,000
                 Subordinated Notes,
                 8.80%, 08/15/2008
     5,645,000   Cogentrix Energy Inc. Senior Notes,             5,687,337
                 8.75%, 10/15/2008
     1,650,000   Agrilink Foods Inc. Senior                      1,229,250
                 Subordinated Notes,
                 11.875%, 11/01/2008,
                 Callable 11/01/2003 @105.94
     6,510,000   IT Group Inc. Senior Subordinated               5,728,800
                 Notes Series B,
                 11.25%, 04/01/2009,
                 Callable 04/01/2004 @106.63
     6,605,000   Grove Holdings LLC Senior Discount                 99,075
                 Notes, 0.00%, 05/01/2009,
                 Callable 05/01/2003 @105.81
     3,160,000   Allied Waste North America Inc.                 2,772,900
                 Series B, 10.00%, 08/01/2009,
                 Callable 08/01/2004 @105
     1,070,000   United Pan-Europe Communications                  914,850
                 NV Senior Notes, Yankee Bond,
                 10.875%, 08/01/2009,
                 Callable 08/01/2004 @105.44
     3,650,000   Worldwide Fibre Inc. Senior Notes,              3,266,750
                 12.00%, 08/01/2009,
                 Callable 08/01/2004 @105
       610,000   Federal Republic of Brazil, Global                672,525
                 Bond, 14.50%, 10/15/2009
     2,225,000   Charter Communications Holdings                 1,301,625
                 Senior Discount Notes,
                 0.00%, 01/15/2010,
                 Callable 01/15/2005 @105.87
     1,845,000   Level 3 Communications Inc. Senior                996,300
                 Discount Notes,
                 0.00%, 03/15/2010,
                 Callable 03/15/2005 @106.44
     3,715,000   Callahan Nordhein-Westf. Senior                 3,715,000
                 Notes, Rule 144A,
                 14.00%, 07/15/2010
                 Callable 07/15/2005 @107
     2,590,000   Williams Communications Group Inc.              2,473,450
                 Senior Notes, Rule 144A,
                 11.875%, 08/01/2010,
                 Callable 08/01/2005 @105.94
     1,415,000   AES Corp. Senior Notes,                         1,443,300
                 9.375%, 09/15/2010
     3,360,000   Adelphia Communications Corp.                   3,309,600
                 Senior Notes,
                 10.875%, 10/01/2010
     3,925,000   NTL Communications Corp. Senior                 3,856,312
                 Notes, Rule 144A,
                 11.875%, 10/01/2010,
                 Callable 10/01/2005 @105.94
     7,215,000   Trinet Corp. Realty Trust,                      6,591,487
                 6.75%, 03/01/2013,
                 Putable 03/01/2003 @100
     2,800,000   Republic of Philippines, Global                 2,303,000
                 Bond, 9.875%, 01/15/2019


6 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
       820,000   Republic of Turkey Senior                  $      821,025
                 Unsubordinated Notes, Global Bond,
                 11.875%, 01/15/2030
       785,000   Federal Republic of Brazil, Global                714,350
                 Bond, 12.25%, 03/06/2030
     3,250,000   Federal Republic of Brazil, Global              2,596,750
                 Bond, 11.00%, 08/17/2040,
                 Callable 08/17/2015 @100
                                                            --------------
Total High Yield (Cost $166,012,057)                           145,367,624
                                                            --------------
==========================================================================
REAL ESTATE INVESTMENT TRUSTS:                                       1.86%
--------------------------------------------------------------------------
     7,745,000   First Industrial LP,                            7,712,789
                 6.50%, 04/05/2001,
                 Putable 04/05/2001 @100
     5,735,000   EOP Operating LP,                               5,577,310
                 6.50%, 01/15/2004
    12,865,000   ERP Operating LP,                              12,652,213
                 7.10%, 06/23/2004
    12,735,000   Security Capital Group Inc.,                   11,993,428
                 6.95%, 06/15/2005 (Note A, p. 8)
                                                            --------------
Total Real Estate Investment Trusts
(Cost $38,670,566)                                              37,935,740
                                                            --------------
Total U.S. Dollar Investments
(Cost $2,606,016,220)                                        2,560,256,072
                                                            --------------
==========================================================================
NON-U.S. DOLLAR INVESTMENTS:                                         5.47%
==========================================================================
CANADA GOVERNMENT-CANADIAN DOLLAR
DENOMINATED:                                                         3.17%
--------------------------------------------------------------------------
C$ 29,695,000
                 Canada Government Treasury Bills,              19,376,121
                 Discount rate 5.59%, 02/01/2001
C$ 69,780,000
                 Canada Government Treasury Bills,              45,332,232
                 Discount rate 5.50%, 03/01/2001
                                                            --------------
Total Canada Government-Canadian Dollar
Denominated (Cost $65,747,607)                                  64,708,353
                                                            --------------
==========================================================================
CANADA INDUSTRIAL-CANADIAN DOLLAR
DENOMINATED:                                                         0.79%
--------------------------------------------------------------------------
C$ 754,000
                 Hudsons Bay Co. Debentures                        496,561
                 Series C, 6.25%, 04/01/2002
C$ 9,945,000
                 Trizec Hahn Corp.,                              6,432,547
                 6.00%, 09/03/2002
C$ 6,510,000
                 Timberwest Forest Holdings                      4,263,568
                 Debentures, 6.50%, 03/03/2003
C$ 1,240,000
                 Hudsons Bay Co. Debentures                        809,352
                 Series D, 6.25%, 03/14/2003
C$ 6,210,000
                 Hudsons Bay Co. Series E,                       4,047,645
                 6.35%, 12/01/2003
                                                            --------------
Total Canada Industrial-Canadian Dollar
Denominated (Cost $16,133,179)                                  16,049,673
                                                            --------------
==========================================================================
GERMANY FINANCE-EURO DENOMINATED:                                    0.09%
--------------------------------------------------------------------------
EU 2,205,000
                 General Motors Acceptance Corp.,                1,925,343
                 Global Bond,
                 5.50%, 02/02/2005
                                                            --------------
Total Germany Finance-Euro Denominated
(Cost $2,089,103)                                                1,925,343
                                                            --------------
==========================================================================
GERMANY GOVERNMENT-EURO DENOMINATED:                                 0.76%
--------------------------------------------------------------------------
EU 16,323,319
                 Deutschland Republic,                          15,467,267
                 6.25%, 01/04/2024
                                                            --------------
Total Germany Government-Euro Denominated
(Cost $23,326,765)                                              15,467,267
                                                            --------------
==========================================================================
GERMANY INDUSTRIAL-EURO DENOMINATED:                                 0.31%
--------------------------------------------------------------------------
EU 7,200,000
                 Deutsche Telekom International                  6,373,313
                 Finance, 6.125%, 07/06/2005
                                                            --------------
Total Germany Industrial-Euro Denominated
(Cost $6,782,923)                                                6,373,313
                                                            --------------
==========================================================================
MEXICO GOVERNMENT-DEUTSCHEMARK
DENOMINATED:                                                         0.16%
--------------------------------------------------------------------------
DM 9,250,000
                 United Mexican States,                          3,328,255
                 5.01%, 12/31/2019 (Note B, p. 8)
                 (Includes attached rights,
                 DM 5,443,000 par amount,
                 Expiration 06/30/2003)
                                                            --------------
Total Mexico Government-Deutschemark
Denominated (Cost $3,602,414)                                    3,328,255
                                                            --------------
==========================================================================
UNITED KINGDOM FINANCE-BRITISH POUND
DENOMINATED:                                                         0.19%
--------------------------------------------------------------------------
BP 2,625,000
                 General Motors Acceptance Corp.,                3,837,470
                 Floating Rate Note,
                 6.29%, 09/25/2002 (Note B, p. 8)
                                                            --------------
Total United Kingdom Finance-British Pound
Denominated (Cost $4,414,507)                                    3,837,470
                                                            --------------
Total Non-U.S. Dollar Investments
(Cost $122,096,498)                                            111,689,674
                                                            --------------


                        Schedule of Investments--Taxable Bond Portfolios 7

==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $2,728,112,718)        130.85%      $2,671,945,746
(Note F, below)
Cash and Other Assets, Less Liabilities        (30.85)       (630,031,759)
                                               ------       --------------
Net Assets (Equivalent to $12.51
per share based on 163,287,223
shares of capital stock outstanding)           100.00%      $2,041,913,987
                                               ======       ==============
==========================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------
                                          Contract            Unrealized
Quantity        Description                Amount            Appreciation
--------------------------------------------------------------------------
273           U.S. 30 Year Treasury       $27,434,368       $      501,211
              Bond December 2000
                                                            --------------
Total Short Futures Contract                                $      501,211
                                                            --------------
--------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for when-issued securities
(B)   Fair-valued security
(C) Represents entire or partial position pledged as collateral for futures transactions
(D) Represents entire or partial position segregated as collateral for futures transactions
(E)   When-issued security
(F) At September 30, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

--------------------------------------------------------------------------
                      Sanford C. Bernstein Fund, Inc.
                          Schedule of Investments
                  Bernstein Short Duration Plus Portfolio
                            September 30, 2000
--------------------------------------------------------------------------
Principal Amount              Description                    Market Value*
==========================================================================
U.S. DOLLAR INVESTMENTS:                                           107.13%
==========================================================================
SHORT-TERM INVESTMENTS:                                             29.85%
--------------------------------------------------------------------------
Commercial Paper: 12.47%
     5,069,000   American General Corp.,                    $    5,068,059
                 Discount rate 6.68%, 10/02/2000
    16,665,000   G.E. Capital Corp.,                            16,607,918
                 Discount rate 6.49%, 10/20/2000
    12,540,000   General Motors Acceptance Corp.,               12,496,981
                 Discount rate 6.50%, 10/20/2000
    16,720,000   Salomon Smith Barney Inc.,                     16,647,435
                 Discount rate 6.51%, 10/25/2000
                                                            --------------
Total Commercial Paper (Cost $50,820,393)                       50,820,393
                                                            --------------
U.S. Government Agencies: 17.38%
    28,310,000   Federal Home Loan Mortgage Corp.               27,810,045
                 Discount Notes, Discount rate
                 6.05%, 01/16/2001 (Note A, p. 13)
    28,285,000   Federal Farm Credit Bank                       27,733,443
                 Consolidated Discount Notes,
                 Discount rate 5.94%, 01/19/2001
                 (Notes A & B, p. 13)
    15,675,000   Federal Farm Credit Bank                       15,273,720
                 Consolidated Discount Notes,
                 Discount rate 6.03%, 02/23/2001
                 (Note A, p. 13)
                                                            --------------
Total U.S. Government Agencies
(Cost $70,866,936)                                              70,817,208
                                                            --------------
Total Short-Term Investments
(Cost $121,687,329)                                            121,637,601
                                                            --------------
==========================================================================
U.S. TREASURY NOTE:                                                  1.67%
--------------------------------------------------------------------------
     6,770,000   6.50%, 05/31/2002 (Note A, p. 13)               6,816,544
                                                            --------------
Total U.S. Treasury Note (Cost $6,795,002)                       6,816,544
                                                            --------------
==========================================================================
U.S. TREASURY INFLATION PROTECTION SECURITIES:                       2.04%
--------------------------------------------------------------------------
       673,035   3.625%, 01/15/2008                                657,682
     7,703,422   3.875%, 01/15/2009 (Note A, p. 13)              7,640,831
                                                            --------------
Total U.S. Treasury Inflation Protection Securities
(Cost $8,282,261)                                                8,298,513
                                                            --------------
==========================================================================
MORTGAGE DERIVATIVES:                                                1.53%
--------------------------------------------------------------------------
     5,355,981   Federal Home Loan Mortgage Corp.                5,408,796
                 Series 1763 Class H,
                 8.25%, 07/15/2023
        36,673   G.E. Capital Mortgage Services,                    36,521
                 Inc. Series 1994-5 Class A4,
                 6.50%, 02/25/2024

*See Note 1, page 26 in Notes to Financial Statements.


8 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
        54,084   G.E. Capital Mortgage Services,            $       53,820
                 Inc. Series 1994-11-CA Class A1,
                 6.50%, 03/25/2024
        16,883   Prudential Home Mortgage                           16,813
                 Securities Series 1994-15 Class A1,
                 8.00%, 05/25/2024
       750,000   Federal Home Loan Mortgage Corp.                  733,162
                 Series 2178 PB,
                 7.00%, 08/15/2029
                                                            --------------
Total Mortgage Derivatives (Cost $6,261,075)                     6,249,112
                                                            --------------
==========================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                               9.86%
--------------------------------------------------------------------------
     1,340,819   Prudential Securities Secured                   1,330,685
                 Financing Corp. Series 1998-C1
                 Class A1-A1, 6.105%, 11/15/2002
     1,769,166   Morgan Stanley Capital Inc. Series              1,756,224
                 1997-ALIC Class A1B,
                 6.44%, 11/15/2002
     2,052,204   DLJ Mortgage Acceptance Corp.                   2,046,346
                 Series 1993-MF12 Class A1,
                 7.35%, 09/18/2003
     1,891,448   First Union Lehman Brothers                     1,903,124
                 Commercial Mortgage Series
                 1997-C1 Class A1,
                 7.15%, 02/18/2004
     1,868,783   DLJ Mortgage Acceptance Corp.                   1,879,521
                 Series 1994-MF11 Class A1,
                 8.10%, 06/18/2004 (Note C, p. 13)
     2,396,303   LB Commercial Conduit Mortgage                  2,365,365
                 Trust Series 1998-C1 Class A1,
                 6.33%, 11/18/2004
     4,215,000   Morgan Stanley Capital I Series                 4,243,590
                 1996-WFI Class A2, Rule 144A,
                 7.22%, 01/16/2006 (Note C, p. 13)
     2,069,624   Credit Suisse First Boston                      2,020,488
                 Mortgage Securities Corp. Series
                 1998-C1 Class A1A,
                 6.26%, 12/17/2007
     1,907,425   FMAC Loan Receivables Trust Series              1,865,153
                 1998-A Class A1,
                 6.20%, 09/15/2020 (Note C, p. 13)
     2,330,776   Morgan Stanley Capital I Series                 2,314,745
                 1997-LB1 Class A2, Rule 144A,
                 6.86%, 08/15/2023 (Note C, p. 13)
     1,007,160   FDIC Remic Trust Commercial                     1,002,589
                 Mortgage Series 1996-C1 Class 1A,
                 6.75%, 05/25/2026
     2,270,585   Goldman Sachs Mortgage Securities               2,256,651
                 Corp. II Series 1996-PL Class A1,
                 7.02%, 02/15/2027
       975,911   RMF Commercial Series 1995-1                      963,894
                 Class A2, 7.10%, 11/28/2027
                 (Note C, p. 13)


                        Schedule of Investments--Taxable Bond Portfolios 9

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
       256,624   Allied Capital Commercial Mortgage         $      253,161
                 Trust Series 1998-1 Class A,
                 Rule 144A, 6.31%, 01/01/2028
                 (Note C, p. 13)
     2,960,597   J.P. Morgan Commercial Mortgage                 2,926,442
                 Finance Corp. Series 1998-C6
                 Class A1, 6.373%, 01/15/2030
     2,000,000   Salomon Brothers Mortgage                       1,954,416
                 Securities VII Inc. Series
                 2000-NL1 Class A2, Rule 144A,
                 6.905%, 10/15/2030 (Note C, p. 13)
     3,116,837   Goldman Sachs Mortgage Securities               3,027,256
                 Corp. II Series 1998-C1 Class A1,
                 6.06%, 10/18/2030
     3,863,514   Credit Suisse First Boston                      3,726,588
                 Mortgage Securities Corp. Series
                 1998-C2 Class A1,
                 5.96%, 11/11/2030
     2,353,402   Credit Suisse First Boston Mortgage             2,333,089
                 Securities Corp. Series 1997-C2
                 Class A1, 6.40%, 01/17/2035
                                                            --------------
Total Commercial Mortgage-Backed Securities
(Cost $40,634,971)                                              40,169,327
                                                            --------------
==========================================================================
MORTGAGE PASS-THROUGHS:                                             11.93%
--------------------------------------------------------------------------
     1,045,000   Federal National Mortgage                       1,005,809
                 Association Pool TBA,
                 6.00%, 10/19/2015 (Note D, p. 13)
     5,300,108   Government National Mortgage                    5,440,655
                 Association Pool #780772,
                 8.00%, 12/15/2017
     2,025,000   Federal Home Loan Mortgage Corp.                1,894,003
                 Gold Pool TBA,
                 6.00%, 10/16/2030 (Note D, p. 13)
     2,095,000   Federal National Mortgage                       1,958,165
                 Association Pool TBA,
                 6.00%, 10/16/2030 (Note D, p. 13)
     2,485,000   Federal Home Loan Mortgage Corp.                2,388,699
                 Gold Pool TBA,
                 6.50%, 10/16/2030 (Note D, p. 13)
    24,595,000   Federal National Mortgage                      25,179,057
                 Association Pool TBA,
                 8.50%, 10/16/2030 (Note D, p. 13)
     1,185,000   Government National Mortgage                    1,167,592
                 Association Pool TBA,
                 7.00%, 10/23/2030 (Note D, p. 13)
     8,010,000   Government National Mortgage                    8,155,157
                 Association Pool TBA,
                 8.00%, 10/23/2030 (Note D, p. 13)
     1,470,000   Federal Home Loan Mortgage Corp.                1,440,596
                 Gold Pool TBA,
                 7.00%, 11/13/2030 (Note D, p. 13)
                                                            --------------
Total Mortgage Pass-Throughs
(Cost $48,533,106)                                              48,629,733
                                                            --------------
==========================================================================
FINANCE:                                                            14.61%
--------------------------------------------------------------------------
     2,895,000   Lehman Brothers Holdings, Inc.                  2,893,683
                 Senior Subordinated Notes,
                 6.625%, 11/15/2000
     2,775,000   Salomon Inc. Medium-Term Notes,                 2,774,717
                 6.625%, 11/30/2000
     3,320,000   Heller Financial Inc. Medium-Term               3,304,220
                 Notes, 5.48%, 02/05/2001
     3,000,000   Boeing Capital Corp. Medium-Term                2,988,516
                 Notes, 5.56%, 02/05/2001
                 (Note C, p. 13)
     2,470,000   Heller Financial Inc. Medium-Term               2,457,287
                 Notes, 5.746%, 02/26/2001
                 (Note C, p. 13)
     5,500,000   First USA North America Bank Notes,             5,474,579
                 6.125%, 06/25/2001
     2,860,000   Boeing Capital Corp. Medium-Term                2,846,658
                 Notes, 6.35%, 07/26/2001
                 (Note C, p. 13)
     4,150,000   Finova Capital Corp. Medium-Term                3,511,298
                 Notes, 5.73%, 09/24/2001
     6,350,000   Transamerica Finance Corp.                      6,340,113
                 Medium-Term Notes Series F,
                 6.80%, 12/14/2001
     5,800,000   Merrill Lynch & Co., Inc.                       5,694,417
                 Medium-Term Notes,
                 5.73%, 02/26/2002
                 (Notes A & C, p. 13)
     5,360,000   Household Finance Corp. Senior                  5,259,961
                 Medium-Term Notes,
                 6.125%, 07/15/2002
     4,180,000   Capital One Bank Notes,                         4,141,314
                 6.76%, 07/23/2002
     2,935,000   Textron Financial Corp.                         2,944,125
                 Medium-Term Notes, Rule 144A,
                 7.18%, 10/15/2002
     3,500,000   Morgan Stanley Group Inc.,                      3,522,456
                 7.125%, 01/15/2003
     2,265,000   Wells Fargo Financial Inc. Senior               2,285,353
                 Notes, 7.25%, 07/14/2003
     1,555,000   Morgan Stanley Dean Witter Senior               1,496,257
                 Unsubordinated Notes,
                 5.625%, 01/20/2004
     1,585,000   Bear Stearns Co., Inc. Global Notes,            1,606,526
                 7.80%, 08/15/2007
                                                            --------------
Total Finance (Cost $60,363,057)                                59,541,480
                                                            --------------
==========================================================================
INDUSTRIAL:                                                         13.70%
--------------------------------------------------------------------------
     5,540,000   Ingersoll Rand Co. Senior Notes,                5,514,593
                 6.255%, 02/15/2001
     5,500,000   Tyco International Group S.A.,                  5,450,885
                 6.125%, 06/15/2001
     2,785,000   Philip Morris Inc.,                             2,772,428
                 7.25%, 09/15/2001


10 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     2,620,000   K.N. Energy Inc. Senior Notes,             $    2,594,358
                 6.45%, 11/30/2001
     2,795,000   Union Oil Co. of California,                    2,811,407
                 7.64%, 04/22/2002
     4,200,000   TTX Co., 6.29%, 05/15/2002                      4,146,689
                 (Notes A & E, p. 13)
     4,950,000   Apache Corp.,                                   5,115,736
                 9.25%, 06/01/2002
     2,060,000   Bombadier Capital Inc. Medium-Term              2,048,639
                 Notes, Yankee Bond, Rule 144A,
                 7.30%, 12/15/2002
     4,500,000   Worldcom Inc. Notes,                            4,670,392
                 7.875%, 05/15/2003
                 (Note C, p. 13)
     4,200,000   Federated Department Stores Inc.                4,281,224
                 Senior Notes, 8.50%, 06/15/2003
     2,400,000   TRW Inc. Medium-Term Notes                      2,336,479
                 Series MTNB, 6.58%, 06/23/2003
     3,070,000   Arrow Electronics Inc. Notes,                   3,068,404
                 Rule 144A, 8.20%, 10/01/2003
                 (Note D, p. 13)
     2,210,000   Fort James Corp. Notes,                         2,152,611
                 6.70%, 11/15/2003
     1,665,000   Cinergy Corp. Debentures,                       1,577,508
                 6.125%, 04/15/2004
     1,895,000   Champion International Corp.,                   1,796,828
                 6.40%, 02/15/2026,
                 Putable 02/15/2006 @100
     5,530,000   Lilly Del Mar Inc., Floating Rate               5,498,562
                 Note, Rule 144A,
                 7.91%, 08/05/2029,
                 Callable 08/05/2004 @100
                                                            --------------
Total Industrial (Cost $56,128,533)                             55,836,743
                                                            --------------
==========================================================================
UTILITIES:                                                           1.88%
--------------------------------------------------------------------------
     4,590,000   Telecom de Puerto Rico Senior                   4,510,336
                 Notes, 6.15%, 05/15/2002
     3,430,000   Hyder plc, Yankee Bond,                         3,153,226
                 Rule 144A, 6.75%, 12/15/2004
                                                            --------------
Total Utilities (Cost $7,969,426)                                7,663,562
                                                            --------------
==========================================================================
TAXABLE MUNICIPALS:                                                  1.72%
--------------------------------------------------------------------------
     1,690,000   Virgin Islands Public Finance                   1,682,631
                 Authority Revenue, Taxable
                 Refunding Senior Lien Loan Notes
                 Series B, 6.99%, 10/01/2001
     3,520,000   New York City Taxable Series B,                 3,524,893
                 6.80%, 08/01/2002 (Note D, p. 13)
     1,865,300   California Maritime Infrastructure              1,790,893
                 Authority, Rule 144A,
                 6.63%, 11/01/2009
                                                            --------------
Total Taxable Municipals (Cost $7,057,784)                       6,998,417
                                                            --------------
==========================================================================
ASSET-BACKED SECURITIES:                                             8.24%
--------------------------------------------------------------------------
     4,185,000   Honda Auto Lease Trust Series                   4,166,866
                 1999-A Class A4,
                 6.45%, 09/16/2002 (Note C, p. 13)
     5,450,000   John Deere Owner Trust                          5,419,725
                 Series 1999-A, Asset-Backed Notes
                 Class A3, 5.94%, 10/15/2002
     2,739,277   Case Equipment Loan Trust Series                2,736,195
                 1998-B Class A3,
                 5.81%, 05/15/2003
     1,380,000   The Money Store Auto Trust Series               1,378,310
                 1996-2, 6.435%, 06/20/2003
     4,845,000   Copelco Capital Funding Corp.                   4,860,901
                 Series 2000-A Class A3,
                 7.12%, 08/18/2003 (Note C, p. 13)
     2,513,333   Pemex Finance Ltd.,                             2,446,469
                 6.125%, 11/15/2003 (Note C, p. 13)
        34,020   Copelco Capital Funding Corp. II,                  33,985
                 Class A Lease-Backed Notes Series
                 1996-A, 6.34%, 07/20/2004
       108,080   Copelco Capital Funding Corp. II,                 108,326
                 Class B Lease-Backed Notes Series
                 1996-A, 6.59%, 07/20/2004
                 (Note C, p. 13)
     1,304,879   Capital Asset Research Funding,                 1,293,363
                 Rule 144A, 6.40%, 12/15/2004
                 (Note C, p. 13)
     2,629,324   Newcourt Receivables Asset Trust                2,620,555
                 Series 1997-1, Asset-Backed Notes
                 Class A4, 6.193%, 05/20/2005
       751,466   New York City Tax Lien Trust                      746,317
                 Series 1997-1 Class A, Rule 144A,
                 6.46%, 05/25/2005 (Note C, p. 13)
        45,995   New York City Tax Lien Trust                       45,464
                 Series 1997-1 Class B, Rule 144A,
                 6.56%, 05/25/2005 (Note C, p. 13)
       699,695   Green Tree Financial Corp. Series                 699,426
                 1997-1 Class A3, 6.17%, 09/20/2005
       425,463   ABFS Equipment Contract Trust                     422,395
                 Series 1998-A Class A,
                 6.10%, 10/15/2005 (Note C, p. 13)
       769,526   Capital Asset Research Funding                    762,181
                 1998-A Tax Lien,
                 5.905%, 12/15/2005 (Note C, p. 13)
       378,463   New York City Tax Lien Trust                      375,630
                 Series 1998-1 Class A, Rule 144A,
                 5.93%, 07/25/2006 (Note C, p. 13)
     4,120,000   Harley-Davidson Eaglemark                       4,162,207
                 Motorcycle Trust Series 2000-2
                 Class A2, 7.18%, 05/15/2008
     1,324,238   Green Tree Recreational Equipment               1,307,705
                 & Consumer Trust Series 1998-A
                 Class A1C, 6.18%, 06/15/2019
                                                            --------------
Total Asset-Backed Securities
(Cost $33,656,658)                                              33,586,020
                                                            --------------

                       Schedule of Investments--Taxable Bond Portfolios 11

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
HIGH YIELD:                                                          5.23%
--------------------------------------------------------------------------
       445,000   Fleming Companies Inc. Senior              $      440,550
                 Notes, 10.625%, 12/15/2001,
                 Callable 12/15/2000 @101.50
       855,000   Republic of Argentina Series D,                   709,650
                 Global Bond, 0.00%, 10/15/2002
     1,525,000   Healthsouth Corp.,                              1,277,187
                 3.25%, 04/01/2003,
                 Callable 04/05/2001 @101.30
       820,000   US Air Inc.,                                      796,425
                 9.625%, 09/01/2003
       340,964   America West Airlines,                            317,531
                 10.50%, 01/02/2004 (Note C, p. 13)
     1,065,000   Americredit Corp.,                              1,061,006
                 9.25%, 02/01/2004,
                 Callable 02/01/2001 @104.63
     1,210,000   Owens-Illinois Inc. Senior Notes,               1,086,966
                 7.85%, 05/15/2004
     1,000,000   D.R. Horton Inc. Senior Notes,                    970,000
                 8.375%, 06/15/2004
       750,000   Kaufman & Broad Home Corp. Senior                 717,188
                 Notes, 7.75%, 10/15/2004
       705,000   Fleming Companies Inc. Senior                     620,400
                 Subordinated Notes Series B,
                 10.50%, 12/01/2004,
                 Callable 06/01/2001 @105.25
       565,000   Tenet Healthcare Corp. Senior                     560,056
                 Notes, 8.00%, 01/15/2005
       550,000   Packaged Ice Inc. Senior Notes                    481,250
                 Series B, 9.75%, 02/01/2005,
                 Callable 02/01/2002 @104.87
       580,000   Jones International Networks Ltd.,                576,375
                 11.75%, 07/01/2005,
                 Callable 07/01/2003 @105.87
       715,000   Continental Airlines Inc.,                        682,825
                 8.00%, 12/15/2005
       515,000   Federal-Mogul Co.,                                203,425
                 7.375%, 01/15/2006
       670,000   Agco Corp. Senior Subordinated                    633,150
                 Notes, 8.50%, 03/15/2006
       460,000   Alestra S.A. Senior Notes, Global                 447,350
                 Bond, 12.125%, 05/15/2006
       830,000   Generac Portable Products Senior                  542,613
                 Subordinated Notes,
                 11.25%, 07/01/2006,
                 Callable 07/01/2002 @107.63
       170,000   Consumers Packaging Inc. Senior                    38,250
                 Notes, 9.75%, 02/01/2007,
                 Callable 02/01/2003 @104.87
     1,145,000   Labranche & Co. Senior                          1,230,875
                 Subordinated Notes,
                 12.00%, 03/02/2007
       660,000   K. Hovnanian Enterprises Inc.                     650,100
                 Senior Notes, Rule 144A,
                 10.50%, 10/01/2007
     1,550,000   RCN Corp. Senior Discount Notes,                  829,250
                 0.00%, 10/15/2007,
                 Callable 10/15/2002 @105.56
       535,000   Covad Communications Group Inc.                   248,775
                 Senior Discount Notes Series B,
                 0.00%, 03/15/2008,
                 Callable 03/15/2003 @106.75
       595,000   Interface Inc. Senior Notes,                      514,675
                 7.30%, 04/01/2008
       495,025   Continental Airlines Inc.,                        512,249
                 11.50%, 04/02/2008
     1,085,000   United Rentals Inc. Senior                        954,800
                 Subordinated Notes,
                 8.80%, 08/15/2008
     1,500,000   Agrilink Foods Inc. Senior                      1,117,500
                 Subordinated Notes,
                 11.875%, 11/01/2008,
                 Callable 11/01/2003 @105.94
     1,030,000   IT Group Inc. Senior Subordinated                 906,400
                 Notes, 11.25%, 04/01/2009,
                 Callable 04/01/2004 @106.63
       650,000   Allied Waste North America Inc.                   570,375
                 Senior Subordinated Notes Series B,
                 10.00%, 08/01/2009,
                 Callable 08/01/2004 @105
       160,000   Federal Republic of Brazil,                       176,400
                 Global Bond, 14.50%, 10/15/2009
       470,000   Callahan Nordhein-Westf. Senior                   470,000
                 Notes, Rule 144A,
                 14.00%, 07/15/2010,
                 Callable 07/15/2005 @107
       595,000   Adelphia Communications Corp.                     586,075
                 Senior Notes, 10.875%, 10/01/2010
       475,000   Federal Republic of Brazil,                       379,525
                 Global Bond, 11.00%, 08/17/2040,
                 Callable 08/17/2015 @100
                                                            --------------
Total High Yield (Cost $23,223,267)                             21,309,196
                                                            --------------
==========================================================================
REAL ESTATE INVESTMENT TRUSTS:                                       4.87%
--------------------------------------------------------------------------
     2,860,000   Archstone Communities Trust                     2,850,379
                 Medium-Term Notes,
                 6.17%, 10/13/2000 (Note C, p. 13)
     2,930,000   First Industrial LP,                            2,917,814
                 6.50%, 04/05/2001,
                 Putable 04/05/2001 @100
     3,145,000   Archstone Communities Trust                     3,115,494
                 Medium-Term Notes,
                 6.37%, 10/15/2001
     3,555,000   Spieker Properties LP,                          3,566,369
                 7.58%, 12/17/2001
     3,600,000   HRPT Properties Trust                           3,495,823
                 Senior Notes,
                 6.75%, 12/18/2002

--------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for when-issued securities
(B) Represents entire or partial position segregated as collateral for future transactions
(C)   Fair-valued security
(D)   When-issued security
(E) Represents entire or partial position pledged as collateral for futures transactions
(F) At September 30, 2000, the cost basis of investment securities owned was substantially identical for both book and tax

See Notes to Financial Statements.

12 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     2,300,000   ERP Operating LP,                          $    2,261,958
                 7.10%, 06/23/2004
     1,725,000   Security Capital Group Inc.,                    1,624,551
                 6.95%, 06/15/2005
                                                            --------------
Total Real Estate Investment Trusts
(Cost $20,011,670)                                              19,832,388
                                                            --------------
Total U.S. Dollar Investments
(Cost $440,604,139)                                            436,568,636
                                                            --------------
==========================================================================
NON-U.S. DOLLAR INVESTMENTS:                                         3.56%
==========================================================================
CANADA GOVERNMENT-CANADIAN DOLLAR
DENOMINATED:                                                         1.82%
--------------------------------------------------------------------------
C$ 3,515,000
                 Canada Government Treasury Bills,               2,293,553
                 Discount rate 5.59%, 02/01/2001
C$ 7,905,000
                 Canada Government Treasury Bills,               5,135,444
                 Discount rate 5.50%, 03/01/2001
                                                            --------------
Total Canada Government-Canadian Dollar
Denominated (Cost $7,549,117)                                    7,428,997
                                                            --------------
==========================================================================
CANADA INDUSTRIAL-CANADIAN DOLLAR
DENOMINATED:                                                         0.59%
--------------------------------------------------------------------------
C$ 1,090,000
                 Hudsons Bay Co. Debentures                        717,840
                 Series C, 6.25%, 04/01/2002
C$ 1,300,000
                 Trizec Hahn Corp.,                                840,856
                 6.00%, 09/03/2002
C$ 1,275,000
                 Timberwest Forest Holdings                        835,031
                 Debentures, 6.50%, 03/03/2003
                                                            --------------
Total Canada Industrial-Canadian Dollar
Denominated (Cost $2,412,996)                                    2,393,727
                                                            --------------
==========================================================================
GERMANY FINANCE-EURO DENOMINATED:                                    0.13%
--------------------------------------------------------------------------
EU 615,000
                 General Motors Acceptance Corp.,                  537,000
                 Global Bond, 5.50%, 02/02/2005
                                                            --------------
Total Germany Finance-Euro Denominated
(Cost $582,675)                                                    537,000
                                                            --------------
==========================================================================
GERMANY GOVERNMENT-EURO DENOMINATED:                                 0.60%
--------------------------------------------------------------------------
EU 2,594,937
                 Deutschland Republic,                           2,458,849
                 6.25%, 01/04/2024
                                                            --------------
Total Germany Government-Euro Denominated
(Cost $3,632,892)                                                2,458,849
                                                            --------------
==========================================================================
GERMANY INDUSTRIAL-EURO DENOMINATED:                                 0.17%
--------------------------------------------------------------------------
EU 765,000
                 Deutsche Telekom International                    677,165
                 Finance, 6.125%, 07/06/2005
                                                            --------------
Total Germany Industrial-Euro Denominated
(Cost $720,686)                                                    677,165
                                                            --------------
==========================================================================
MEXICO GOVERNMENT-DEUTSCHEMARK
DENOMINATED:                                                         0.11%
--------------------------------------------------------------------------
DM 1,275,000
                 United Mexican States,                            458,760
                 5.01%, 12/31/2019 (Note C, below)
                 (Includes attached rights,
                 DM 750,000 par amount,
                 Expiration 06/30/2003)
                                                            --------------
Total Mexico Government-Deutschemark
Denominated (Cost $497,399)                                        458,760
                                                            --------------
==========================================================================
UNITED KINGDOM FINANCE-BRITISH POUND
DENOMINATED:                                                         0.14%
--------------------------------------------------------------------------
BP 375,000
                 General Motors Acceptance Corp.,                  548,210
                 Floating Rate Note,
                 6.29%, 09/25/2002 (Note C, below)
                                                            --------------
Total United Kingdom Finance-British Pound
Denominated (Cost $630,685)                                        548,210
                                                            --------------
Total Non-U.S. Dollar Investments
(Cost $16,026,450)                                              14,502,708
                                                            --------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $456,630,589)          110.69%        $451,071,344
(Note F, below)
Cash and Other Assets, Less Liabilities        (10.69)        (43,555,826)
                                               ---------------------------
Net Assets (Equivalent to $12.25
per share based on 33,277,746
shares of capital stock outstanding)           100.00%        $407,515,518
                                               ===========================
==========================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------
                                          Contract            Unrealized
Quantity        Description                Amount            Appreciation
--------------------------------------------------------------------------
40            U.S. 30 Year Treasury        $4,019,688       $       73,437
              Bond December 2000
                                                            --------------
Total Short Futures Contract                                $       73,437
                                                            --------------


                       Schedule of Investments--Taxable Bond Portfolios 13

--------------------------------------------------------------------------
                      Sanford C. Bernstein Fund, Inc.
                          Schedule of Investments
               Bernstein Government Short Duration Portfolio
                            September 30, 2000
--------------------------------------------------------------------------
Principal Amount              Description                    Market Value*
==========================================================================
SHORT-TERM INVESTMENTS:                                              6.82%
--------------------------------------------------------------------------
Commercial Paper: 1.13%
     1,078,000   American General Finance Corp.,            $    1,077,800
                 Discount rate 6.68%, 10/02/2000
                                                            --------------
Total Commercial Paper (Cost $1,077,800)                         1,077,800
                                                            --------------
U.S. Government Agency: 5.69%
     5,470,000   Federal Farm Credit Bank                        5,441,785
                 Short-Term Notes, Discount rate
                 4.875%, 02/02/2001
                                                            --------------
Total U.S. Government Agency
(Cost $5,468,432)                                                5,441,785
                                                            --------------
Total Short-Term Investments (Cost $6,546,232)                   6,519,585
                                                            --------------
==========================================================================
U.S. TREASURY NOTES:                                                37.49%
--------------------------------------------------------------------------
     7,275,000   6.625%, 06/30/2001                              7,290,918
     5,420,000   6.625%, 03/31/2002                              5,460,650
    11,630,000   6.50%, 05/31/2002 (Note A, below)              11,709,956
    11,415,000   5.875%, 09/30/2002                             11,390,035
                                                            --------------
Total U.S. Treasury Notes (Cost $35,800,536)                    35,851,559
                                                            --------------
==========================================================================
U.S. TREASURY INFLATION PROTECTION SECURITIES:                       2.03%
--------------------------------------------------------------------------
       117,514   3.625%, 01/15/2008                                114,833
     1,841,665   3.875%, 01/15/2009                              1,826,702
                                                            --------------
Total U.S. Treasury Inflation Protection Securities
(Cost $1,937,766)                                                1,941,535
                                                            --------------
==========================================================================
U.S. GOVERNMENT AGENCIES:                                           52.62%
--------------------------------------------------------------------------
     7,000,000   Federal Home Loan Mortgage Corp.,               6,959,316
                 5.00%, 02/15/2001
     6,940,000   Federal Home Loan Bank,                         6,909,728
                 5.625%, 03/19/2001
    13,670,000   Federal Home Loan Bank,                        13,556,307
                 5.50%, 08/13/2001
     2,685,000   Federal National Mortgage                       2,635,985
                 Association, 4.625%, 10/15/2001
     9,250,000   Federal Farm Credit Bank,                       9,293,364
                 6.75%, 09/03/2002
    11,000,000   Federal Home Loan Mortgage Corp.,              10,954,702
                 6.25%, 10/15/2002
                                                            --------------
Total U.S. Government Agencies
(Cost $50,489,427)                                              50,309,402
                                                            --------------
==========================================================================
MORTGAGE PASS-THROUGHS:                                              9.38%
--------------------------------------------------------------------------
       200,000   Federal National Mortgage                         192,499
                 Association Pool TBA,
                 6.00%, 10/19/2015 (Note B, below)
       165,000   Federal National Mortgage                         164,123
                 Association Pool TBA,
                 7.00%, 10/19/2015 (Note B, below)
       345,000   Federal Home Loan Mortgage Corp.                  322,682
                 Pool TBA, 6.00%, 10/16/2030
                 (Note B, below)
       400,000   Federal National Mortgage                         373,874
                 Association Pool TBA,
                 6.00%, 10/16/2030 (Note B, below)
     3,065,000   Federal National Mortgage                       3,137,785
                 Association Pool TBA,
                 8.50%, 10/16/2030 (Note B, below)
       920,000   Government National Mortgage                      936,673
                 Association Pool TBA,
                 8.00%, 10/23/2030 (Note B, below)
     3,050,000   Federal Home Loan Mortgage Corp.                2,851,742
                 Pool TBA, 6.00%, 11/13/2030
                 (Note B, below)
       675,000   Federal Home Loan Mortgage Corp.                  648,629
                 Pool TBA, 6.50%, 11/13/2030
                 (Note B, below)
       345,000   Federal Home Loan Mortgage Corp.                  338,099
                 Pool TBA, 7.00%, 11/13/2030
                 (Note B, below)
                                                            --------------
Total Mortgage Pass-Throughs (Cost $8,927,183)                   8,966,106
                                                            --------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $103,701,144)          108.34%        $103,588,187
(Note C, below)
Cash and Other Assets, Less Liabilities         (8.34)         (7,970,877)
                                               ------         ------------
Net Assets (Equivalent to $12.49
per share based on 7,653,856
shares of capital stock outstanding)           100.00%        $ 95,617,310
                                               ======         ============
--------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for when-issued securities
(B)   When-issued security
(C) At September 30, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

*See Note 1, page 26 in Notes to Financial Statements.


14 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

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

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

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

                         Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
                               SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

Schedule of Investments

Municipal Bond

Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Diversified Municipal
--------------------------------------------------------------------------------
California Municipal
--------------------------------------------------------------------------------
New York Municipal
--------------------------------------------------------------------------------
Short Duration Diversified Municipal
--------------------------------------------------------------------------------
Short Duration California Municipal
--------------------------------------------------------------------------------
Short Duration New York Municipal

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                        Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Diversified Municipal Portfolio, Bernstein California Municipal Portfolio, Bernstein New York Municipal Portfolio, Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio (six of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
November 15, 2000

--------------------------------------------------------------------------
                      Sanford C. Bernstein Fund, Inc.
                          Schedule of Investments
                 Bernstein Diversified Municipal Portfolio
                             September 30, 2000
--------------------------------------------------------------------------
Principal Amount              Description                    Market Value*
==========================================================================
SHORT-TERM INVESTMENTS:                                              2.38%
--------------------------------------------------------------------------
Municipal Note: 1.13%
    13,500,000   Texas State Tax and Revenue                $   13,603,275
                 Anticipation Notes,
                 5.25%, 08/31/2001
                                                            --------------
Total Municipal Note (Cost $13,616,518)                         13,603,275
                                                            --------------
Tax Exempt Variable-Rate Demand Notes: 1.25%
     3,900,000   North Central Texas Health                      3,900,000
                 Facility Development Corp.
                 Revenue, Presbyterian Hospital
                 Medical Center Series C, MBIA,
                 Daily Floater, Putable Daily,
                 5.50%, 12/01/2015
       600,000   Bartow County, Georgia                            600,000
                 Development Authority, Pollution
                 Control Revenue, Georgia Power
                 Company, Bowen Second Series,
                 Daily Floater, Putable Daily,
                 5.50%, 03/01/2025
     7,300,000   Port of Portland, Oregon Special                7,300,000
                 Obligation Revenue, Horizon Air
                 Insurance Inc. Project, AMT,
                 Daily Floater, Putable Daily,
                 5.55%, 06/15/2027
     1,600,000   Illinois Health Facilities Authority            1,600,000
                 Revenue, Elmhurst Memorial Health
                 Series A, Daily Floater, Putable
                 Daily, 5.55%, 01/01/2028
     1,700,000   Phenix County Industrial                        1,700,000
                 Development Board, Alabama
                 Environmental Improvement
                 Revenue, Mead Coated Board
                 Project, AMT, Daily Floater, Putable
                 Daily, 5.55%, 06/01/2028
                                                            --------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $15,100,000)                                              15,100,000
                                                            --------------
Total Short-Term Investments
(Cost $28,716,518)                                              28,703,275
                                                            --------------
===========================================================================
PREREFUNDED/ESCROWED:                                               15.73%
---------------------------------------------------------------------------
     1,575,000   Fulton County Building Authority,               1,589,821
                 Georgia Series A,
                 8.40%, 01/01/2001,
                 Escrowed to Maturity
     1,000,000   Humble Independent School                       1,010,310
                 District, Texas, PSF Guaranteed,
                 7.625%, 02/01/2001,
                 Escrowed to Maturity
     3,000,000   Austin, Texas Utility System                    3,064,470
                 Revenue Series A,
                 8.00%, 11/15/2016,
                 Prerefunded 05/15/2001 @100
       805,000   District of Columbia Series A,                    810,112
                 5.50%, 06/01/2001,
                 Escrowed to Maturity
     1,000,000   Florida State Division of Bond                  1,036,630
                 Finance, Department of General
                 Services, Department of Natural
                 Resources Preservation 2000
                 Series A, AMBAC,
                 6.70%, 07/01/2005,
                 Prerefunded 07/01/2001 @102
     1,265,000   Massachusetts Consolidated Loans                1,314,069
                 Series D, 7.00%, 07/01/2007
                 Prerefunded 07/01/2001 @102
     1,000,000   South Carolina Public Service                   1,038,560
                 Authority Revenue Series B,
                 7.00%, 07/01/2012,
                 Prerefunded 07/01/2001 @102
     1,900,000   Massachusetts Series B, AMBAC,                  1,970,072
                 6.50%, 08/01/2011,
                 Prerefunded 08/01/2001 @102
     7,095,000   Philadelphia, Pennsylvania Water                7,245,130
                 & Sewer Revenue Sixteenth Series,
                 7.00%, 08/01/2018,
                 Prerefunded 08/01/2001 @100
     1,650,000   Pittsburgh Water & Sewer                        1,712,914
                 Authority, Pennsylvania Series A,
                 6.50%, 09/01/2014,
                 Prerefunded 09/01/2001 @102
     3,005,000   Washington Suburban Sanitation                  3,121,654
                 District, Maryland Sewage
                 Disposal, 6.20%, 11/01/2002,
                 Prerefunded 11/01/2001 @102
       350,000   Denver City & County, Colorado                    372,771
                 Airport Revenue Series A, AMT,
                 8.875%, 11/15/2012,
                 Prerefunded 11/15/2001 @102
     2,000,000   Montgomery County, Ohio Hospital                2,018,200
                 Revenue, Grandview Hospital &
                 Medical Center, 5.25%, 12/01/2001,
                 Escrowed to Maturity
     1,500,000   Massachusetts Water Resources                   1,564,830
                 Authority Series A,
                 6.50%, 12/01/2019,
                 Prerefunded 12/01/2001 @102
     6,580,000   Cleveland, Ohio Waterworks                      6,867,678
                 Revenue, First Mortgage Series
                 F-92A, AMBAC, 6.50%, 01/01/2021,
                 Prerefunded 01/01/2002 @102
     3,435,000   Du Page County, Illinois                        3,583,804
                 Stormwater Project,
                 6.55%, 01/01/2021,
                 Prerefunded 01/01/2002 @102

*See Note 1, page 26 in Notes to Financial Statements.


                       Schedule of Investments--Municipal Bond Portfolios 1

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     1,775,000   Philadelphia Hospitals & Higher            $    1,855,461
                 Education Facilities Authority,
                 Pennsylvania Children's Hospital
                 Project Series A,
                 6.50%, 02/15/2021,
                 Prerefunded 02/15/2002 @102
     1,000,000   New York State Local Government                 1,056,330
                 Assistance Corp. Series D,
                 7.00%, 04/01/2018,
                 Prerefunded 04/01/2002 @102
     1,880,000   District of Columbia Series A,                  1,914,554
                 5.90%, 06/01/2002,
                 Escrowed to Maturity
     4,210,000   Sikeston, Missouri Electric                     4,406,439
                 Revenue, MBIA,
                 6.25%, 06/01/2022,
                 Prerefunded 06/01/2002 @102
     4,625,000   Florida State Board of Education                4,819,851
                 Capital Outlay, Public Education
                 Series C, 6.50%, 06/01/2008,
                 Prerefunded 06/01/2002 @101
     3,865,000   New Jersey State Transportation                 3,963,519
                 Trust Fund Authority,
                 Transportation Systems Series A,
                 6.00%, 06/15/2002,
                 Escrowed to Maturity
     1,470,000   Pennsylvania Intergovernmental                  1,494,152
                 Cooperation Authority Special Tax
                 Revenue, City of Philadelphia
                 Funding Program,
                 6.00%, 06/15/2002,
                 Escrowed to Maturity
     1,280,000   New York City Municipal Finance                 1,333,338
                 Authority, Water & Sewer System
                 Revenue Series B,
                 6.375%, 06/15/2022,
                 Prerefunded 06/15/2002 @101
     2,910,000   Tri-County Metropolitan                         3,008,096
                 Transportation District, Oregon
                 Light Rail Extension Series A,
                 5.95%, 07/01/2007,
                 Prerefunded 07/01/2002 @101
     3,335,000   Tri-County Metropolitan                         3,450,191
                 Transportation District, Oregon
                 Light Rail Extension Series A,
                 6.00%, 07/01/2012,
                 Prerefunded 07/01/2002 @101
     3,565,000   South Carolina State Public                     3,751,913
                 Service Authority Revenue, Santee
                 Cooper Series D, AMBAC,
                 6.50%, 07/01/2024,
                 Prerefunded 07/01/2002 @102
     1,130,000   Massachusetts Municipal Wholesale               1,194,512
                 Electric Co., Power Supply System
                 Revenue Series B, 6.75%, 07/01/2017,
                 Prerefunded 07/01/2002 @102
     3,600,000   Neshaminy School District,                      3,716,316
                 Pennsylvania, State Aid Withholding,
                 FGIC, 6.30%, 02/15/2013,
                 Prerefunded 08/15/2002 @100
     3,725,000   Harris County, Texas Toll Road                  3,927,156
                 Series A, AMBAC,
                 6.50%, 08/15/2017,
                 Prerefunded 08/15/2002 @102
     3,320,000   Plymouth County, Massachusetts                  3,542,440
                 Certificates of Participation
                 Series A, 7.00%, 04/01/2022,
                 Prerefunded 10/01/2002 @102
     9,985,000   Denver City & County, Colorado                 10,720,195
                 Airport Revenue Series A,
                 7.25%, 11/15/2025,
                 Prerefunded 11/15/2002 @102
       505,000   Austin, Texas Utility System                      552,066
                 Revenue, MBIA,
                 9.25%, 11/15/2002,
                 Escrowed to Maturity
     3,000,000   Lower Colorado River Authority,                 3,108,420
                 Texas Revenue Fifth Supply
                 Series, FSA,
                 5.40%, 01/01/2007,
                 Prerefunded 01/01/2003 @102
     1,900,000   Lower Colorado River Authority,                 1,972,675
                 Texas Revenue, Fifth Supply
                 Series, FSA,
                 5.50%, 01/01/2008,
                 Prerefunded 01/01/2003 @102
     4,700,000   Chicago, Illinois Emergency                     4,889,081
                 Telephone System, FGIC,
                 5.625%, 01/01/2023,
                 Prerefunded 01/01/2003 @102
     1,855,000   Nebraska Public Power District                  1,950,384
                 Revenue, Power Supply System,
                 MBIA, 6.125%, 01/01/2015,
                 Prerefunded 01/01/2003 @102
     4,970,000   Connecticut State Series A,                     5,196,930
                 5.70%, 03/15/2011,
                 Prerefunded 03/15/2003 @102
       375,000   Metropolitan Pier & Exposition                    387,491
                 Authority, Illinois Dedicated
                 State Tax Revenue Series A,
                 5.90%, 06/15/2003,
                 Escrowed to Maturity
       375,000   Metropolitan Pier & Exposition                    387,491
                 Authority, Illinois Dedicated
                 State Tax Revenue, McCormick
                 Place Series A, 5.90%, 06/15/2003,
                 Escrowed to Maturity
     1,060,000   Metropolitan Pier & Exposition                  1,130,045
                 Authority, Illinois Dedicated
                 State Tax Revenue, FGIC,
                 6.50%, 06/15/2007,
                 Prerefunded 06/15/2003 @102


2 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     3,255,000   Phoenix Civic Improvement                  $    3,443,888
                 Corp., Arizona Wastewater
                 System Lease Revenue,
                 6.125%, 07/01/2014,
                 Prerefunded 07/01/2003 @102
     1,400,000   Missouri State Regional                         1,483,972
                 Convention and Sports Complex
                 Authority Series A,
                 6.80%, 08/15/2011,
                 Prerefunded 08/15/2003 @100
     2,375,000   Missouri State Regional                         2,523,770
                 Convention and Sports Complex
                 Authority Series A,
                 6.90%, 08/15/2021,
                 Prerefunded 08/15/2003 @100
       180,000   Grapevine-Colleyville Independent                 194,145
                 School District, Texas Series A,
                 AMBAC, 7.50%, 08/15/2003,
                 Escrowed to Maturity
       740,000   Grapevine-Colleyville Independent                 798,149
                 School District, Texas Series A,
                 AMBAC, 7.50%, 08/15/2003,
                 Escrowed to Maturity
     1,225,000   Montgomery County, Ohio Hospital                1,248,446
                 Revenue, Grandview Hospital &
                 Medical Center,
                 5.25%, 12/01/2003,
                 Escrowed to Maturity
     3,000,000   Chicago, Illinois, MBIA,                        3,168,660
                 6.50%, 01/01/2004,
                 Escrowed to Maturity
     1,045,000   District of Columbia Series B,                  1,110,271
                 6.00%, 06/01/2007,
                 Prerefunded 06/01/2004 @102
     3,875,000   Regional Transportation                         4,119,745
                 Authority, Illinois Series A,
                 AMBAC, 6.00%, 06/01/2008,
                 Prerefunded 06/01/2004 @102
       700,000   Metropolitan Pier & Exposition                    737,443
                 Authority, Illinois Dedicated
                 State Tax Revenue, McCormick
                 Place Series A,
                 5.70%, 06/15/2005,
                 Prerefunded 06/15/2004 @102
     1,620,000   Harris County, Texas Senior Lien                1,749,001
                 Series A, MBIA,
                 6.375%, 08/15/2024,
                 Prerefunded 08/15/2004 @102
     6,300,000   Cleveland, Ohio Public Power                    6,982,479
                 System Revenue, First Mortgage
                 Series A, MBIA,
                 7.00%, 11/15/2024,
                 Prerefunded 11/15/2004 @102
     2,330,000   Fulton County Building Authority,               2,694,622
                 Georgia Series A,
                 8.75%, 01/01/2005,
                 Escrowed to Maturity
     1,035,000   Massachusetts Consolidated Loans                1,087,816
                 Series B, FGIC,
                 5.50%, 06/01/2012,
                 Prerefunded 06/01/2006 @101
     4,775,000   Chicago, Illinois, FGIC,                        4,963,517
                 5.50%, 01/01/2007,
                 Escrowed to Maturity
     1,000,000   Illinois Educational Facilities                 1,124,730
                 Authority Revenue, Loyola
                 University, Chicago Series A,
                 7.00%, 07/01/2007,
                 Escrowed to Maturity
     2,250,000   Connecticut State Special Tax                   2,491,785
                 Obligation Revenue Series B,
                 6.50%, 10/01/2007,
                 Escrowed to Maturity
        10,000   Connecticut State Series D,                        10,493
                 5.50%, 12/01/2007,
                 Escrowed to Maturity
     1,265,000   Intermountain Power Agency, Utah                1,403,429
                 Power Supply Revenue Series A,
                 AMBAC, 6.50%, 07/01/2008,
                 Escrowed to Maturity
       235,000   Palm Beach County Solid Waste                     255,398
                 Authority, Florida Revenue Series A,
                 AMBAC, 6.00%, 10/01/2009,
                 Escrowed to Maturity
     1,145,000   Montgomery County, Ohio Hospital                1,168,118
                 Revenue, Grandview Hospital &
                 Medical Center, 5.40%, 12/01/2009,
                 Escrowed to Maturity
     2,100,000   Montgomery County, Ohio Hospital                2,191,938
                 Revenue, Grandview Hospital &
                 Medical Center, 5.50%, 12/01/2010,
                 Prerefunded 12/01/2009 @100
     1,000,000   Montgomery County, Ohio Hospital                1,051,090
                 Revenue, Grandview Hospital &
                 Medical Center, 5.60%, 12/01/2011,
                 Prerefunded 12/01/2009 @100
     2,755,000   Tarrant County Health Facilities                2,731,858
                 Development Corp., Texas, Harris
                 Methodist Health System Series A,
                 5.125%, 09/01/2012,
                 Escrowed to Maturity
     4,100,000   North Carolina Municipal Power                  4,243,828
                 Agency No. 1, Catawba Electric
                 Revenue, 5.50%, 01/01/2013,
                 Escrowed to Maturity


                      Schedule of Investments--Municipal Bond Portfolios 3

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     2,045,000   Retama Development Corp.,                  $    2,738,807
                 Texas, Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2013,
                 Escrowed to Maturity
       150,000   Florida State Board of Education                  200,673
                 Capital Outlay,
                 9.125%, 06/01/2014,
                 Escrowed to Maturity
       950,000   Massachusetts Water Pollution                     949,002
                 Abatement Series B,
                 5.25%, 08/01/2014,
                 Escrowed to Maturity
     3,860,000   Retama Development Corp.,                       5,204,477
                 Texas, Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2014,
                 Escrowed to Maturity
     1,125,000   Retama Development Corp.,                       1,523,587
                 Texas, Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2015,
                 Escrowed to Maturity
     1,000,000   Bell County Health Facilities                   1,100,040
                 Development Corp., Texas,
                 Lutheran General Health Care
                 System, 6.50%, 07/01/2019,
                 Escrowed to Maturity
     4,940,000   Rhode Island Depositors Economic                5,059,894
                 Protection Corp. Series A, FSA,
                 5.75%, 08/01/2019,
                 Escrowed to Maturity
     1,500,000   Rhode Island Depositors Economic                1,499,880
                 Protection Corp. Series A, FSA,
                 5.50%, 08/01/2020
                 Escrowed to Maturity
     5,780,000   Rhode Island Depositors Economic                6,378,461
                 Protection Corp. Series A,
                 6.375%, 08/01/2022
                 Escrowed to Maturity
                                                            --------------
Total Prerefunded/Escrowed
(Cost $185,578,463)                                            189,683,483
                                                            --------------
==========================================================================
INSURED:                                                            35.61%
--------------------------------------------------------------------------
     2,000,000   Dade County, Florida, FGIC,                     2,000,000
                 12.00%, 10/01/2000
        15,000   Indiana Health Facility Financing                  15,006
                 Authority Hospital Revenue,
                 Sisters of St. Francis Health
                 Series A, MBIA,
                 5.00%, 11/01/2000
     1,030,000   Northglenn, Colorado Water                      1,031,689
                 Utility Series A, MBIA,
                 6.60%, 11/01/2000
     2,220,000   Carrollton & Henderson Public                   2,217,158
                 Energy Authority, Kentucky Trust
                 Series A, FSA,
                 4.50%, 01/01/2001
     2,275,000   Clark County Public Utility                     2,289,560
                 District No. 1, Washington
                 Electric Revenue, FGIC,
                 7.10%, 01/01/2001
     1,165,000   Kansas State Finance Authority                  1,161,144
                 Revenue, Department of Commerce,
                 FSA, 4.00%, 06/01/2001
     1,080,000   Tennergy Corp., Tennessee Gas                   1,069,708
                 Revenue, MBIA,
                 4.25%, 06/01/2001
        75,000   District of Columbia Series E,                     75,257
                 FGIC, 5.00%, 06/01/2001
     1,705,000   Moore Public Works Authority,                   1,702,357
                 Oklahoma Utility System Revenue,
                 AMBAC, 4.25%, 07/01/2001
    26,215,000   Arizona State Transportation                   26,306,490
                 Board Excise Tax Revenue,
                 Maricopa County Regional Area
                 Road Improvement,
                 AMBAC, 4.75%, 07/01/2001
     1,750,000   Detroit, Michigan Sewage Disposal               1,756,720
                 Revenue Series A, FGIC,
                 4.85%, 07/01/2001
     3,260,000   Florida State Division of Bond                  3,275,322
                 Finance, Department of General
                 Services, Environmental
                 Protection Preservation 2000
                 Series B, FSA, 5.00%, 07/01/2001
     1,000,000   Lancaster County Hospital                       1,004,070
                 Authority, Pennsylvania Revenue,
                 Lancaster General Hospital
                 Project, AMBAC,
                 5.00%, 07/01/2001
     1,000,000   University of Texas Permanent                   1,004,940
                 University Fund, PUF Guaranteed,
                 5.00%, 07/01/2001
     2,000,000   Illinois State, FGIC,                           2,012,760
                 5.25%, 07/01/2001
     2,885,000   Massachusetts Consolidated Loan                 2,906,609
                 Series C, MBIA,
                 5.25%, 08/01/2001
     1,000,000   Louisiana State Series A, FGIC,                 1,013,120
                 6.00%, 08/01/2001
     1,475,000   Tennessee Energy Acquisition                    1,464,822
                 Corp., Gas Revenue Series B,
                 AMBAC, 4.625%, 09/01/2001
     1,150,000   Kansas City, Missouri Airport                   1,156,153
                 Revenue, General Improvement
                 Series A, FSA, AMT,
                 5.00%, 09/01/2001


4 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     1,555,000   Lowell, Massachusetts Series B,            $    1,560,442
                 FSA, 4.75%, 11/01/2001
     1,370,000   Chicago, Illinois Series A, FGIC,               1,386,262
                 5.50%, 01/01/2002
     1,225,000   West Haven, Connecticut, AMBAC,                 1,215,212
                 4.00%, 02/01/2002
     3,065,000   United Independent School                       3,070,272
                 District, Texas, PSF Guaranteed,
                 4.625%, 02/15/2002
     1,000,000   Celebration Community Development               1,013,660
                 District, Florida Special
                 Assessment, MBIA,
                 5.35%, 05/01/2002
     2,000,000   Philadelphia, Pennsylvania Water                2,017,340
                 & Wastewater Revenue, FSA,
                 5.00%, 06/15/2002
     2,000,000   Honolulu City & County, Hawaii                  2,018,440
                 Series A, FGIC,
                 5.00%, 07/01/2002
     1,900,000   Pima County, Arizona, FGIC,                     1,917,518
                 5.00%, 07/01/2002
     1,560,000   Rockdale County Water & Sewer                   1,573,338
                 Authority, Georgia Revenue
                 Series B, MBIA,
                 5.00%, 07/01/2002
     5,180,000   Gulf Coast Water Authority,                     5,186,578
                 Texas, Water System Contract
                 Revenue Series A, AMBAC,
                 4.625%, 08/15/2002
     2,945,000   San Antonio Independent School                  3,075,552
                 District, Texas, PSF Guaranteed,
                 7.00%, 08/15/2002
     1,120,000   Northern Pennsylvania School                    1,097,365
                 District, FSA,
                 3.75%, 09/01/2002
     2,000,000   New Jersey State Transit Corp.                  2,019,880
                 Certificates Series A, AMBAC,
                 5.00%, 09/15/2002
     1,000,000   Orlando, Florida Waste Water                      972,220
                 System Revenue Series A,
                 Variable Rate CPI Bond, MBIA,
                 5.76%, 10/01/2002
       595,000   Austin, Texas Utility System                      651,210
                 Revenue, MBIA,
                 9.25%, 11/15/2002
     4,295,000   Nassau County, New York Series C,               4,346,755
                 FSA, 5.125%, 01/01/2003
     1,800,000   Chicago, Illinois O'Hare                        1,818,414
                 International Airport Revenue
                 Series A, MBIA,
                 5.25%, 01/01/2003
    12,095,000   New Jersey State Transit                       12,163,458
                 Corp., Capital Grant
                 Anticipation Notes Series A,
                 AMBAC, 5.00%, 02/01/2003
     3,200,000   Chicago Public Building                         3,235,744
                 Commission, Illinois Revenue
                 Series C, FGIC,
                 5.125%, 02/01/2003
     1,525,000   Carroll Independent School                      1,540,479
                 District, Texas Series A,
                 PSF Guaranteed,
                 5.00%, 02/15/2003
     2,160,000   Plano Independent School                        2,229,789
                 District, Texas, PSF Guaranteed,
                 6.00%, 02/15/2003
     1,600,000   Hawaii State Series CN, FGIC,                   1,661,680
                 6.25%, 03/01/2003
     3,000,000   New York State Thruway Authority,               3,104,940
                 Highway & Bridge Trust Fund
                 Series B, AMBAC,
                 6.00%, 04/01/2003
     2,640,000   Blair County Convention and                     2,691,929
                 Sports Facilities Authority,
                 Pennsylvania Revenue, FSA,
                 5.40%, 05/01/2003
     1,215,000   Walled Lake Consolidated School                 1,258,497
                 District, Michigan, MBIA,
                 6.00%, 05/01/2003
     1,000,000   New Jersey State Transportation                 1,037,620
                 Trust Fund Authority Series A,
                 AMBAC, 6.00%, 06/15/2003
     4,290,000   Phoenix Civic Improvement                       4,372,926
                 Corp., Arizona Municipal
                 Facilities Excise Tax Revenue,
                 FGIC, 5.25%, 07/01/2003
     2,400,000   Pima County, Arizona, FGIC,                     2,446,392
                 5.25%, 07/01/2003
    12,710,000   Rockdale County Water & Sewer                  12,942,593
                 Authority, Georgia Revenue
                 Series B, MBIA,
                 5.25%, 07/01/2003
     7,345,000   New York City Series A-1, AMBAC,                7,681,842
                 6.25%, 08/01/2003
     2,620,000   Lewisville Independent School                   2,721,473
                 District, Texas, PSF Guaranteed,
                 6.00%, 08/15/2003
     3,005,000   New Haven, Connecticut Series B,                3,111,617
                 FSA, 5.75%, 11/01/2003
     2,870,000   Clark County Public Utility                     2,989,478
                 District No. 1, Washington
                 Generating System Revenue,
                 FGIC, 6.00%, 01/01/2004
     3,190,000   Illinois State, MBIA,                           3,279,543
                 5.50%, 04/01/2004
       685,000   Niagara Frontier Authority, New                   687,514
                 York Airport Revenue, Greater
                 Buffalo International Airport,
                 AMBAC, AMT, 5.75%, 04/01/2004


                      Schedule of Investments--Municipal Bond Portfolios 5

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     2,410,000   Louisville and Jefferson County            $    2,757,426
                 Metropolitan Sewer District,
                 Kentucky Sewer and Drainage
                 Systems Revenue Series A, FGIC,
                 9.00%, 05/15/2004
     2,950,000   Pennsylvania Economic Development               2,854,744
                 Financing Authority Revenue,
                 Northwestern Human Services
                 Series A, ACA,
                 4.60%, 06/01/2004
     1,000,000   District of Columbia Series B-3,                1,016,230
                 MBIA, 5.20%, 06/01/2004
     3,770,000   New Jersey State Transportation                 3,889,057
                 Trust Fund Authority Series A,
                 FSA, 5.50%, 06/15/2004
     1,265,000   Rhode Island State Economic                     1,281,091
                 Development Corp. Revenue,
                 Providence Place Mall Senior
                 Note Obligation, Asset Guaranty,
                 5.45%, 07/01/2004
     2,750,000   Maricopa County Unified School                  2,863,108
                 District No. 69, Arizona, Paradise
                 Valley Project of 1999 Series A,
                 MBIA, 5.75%, 07/01/2004
     4,030,000   Regional Transportation                         4,177,498
                 Authority, Illinois, MBIA,
                 5.75%, 07/01/2004
     2,945,000   Pittsburgh School District,                     3,040,830
                 Pennsylvania Series A, AMBAC,
                 5.50%, 09/01/2004
     8,870,000   New York City Series E, AMBAC,                  9,550,595
                 6.50%, 02/15/2005
       800,000   Metropolitan Pier & Exposition                    832,624
                 Authority, Illinois Dedicated
                 State Tax Revenue, McCormick
                 Place Series A, MBIA,
                 5.70%, 06/15/2005
     1,815,000   New Jersey State Transportation                 1,921,105
                 Trust Fund Authority,
                 Transportation System Series B,
                 MBIA, 6.00%, 06/15/2005
     2,395,000   Hawaii State Airports System                    2,535,227
                 Revenue Series B, FGIC,
                 6.125%, 07/01/2005
     1,640,000   New York State Dormitory                        1,756,128
                 Authority Revenue, City
                 University System Consolidated
                 Series C, AMBAC,
                 6.25%, 07/01/2005
     1,000,000   Utah State Board of Regents,                    1,038,240
                 Student Loan Revenue Series J,
                 AMBAC, AMT,
                 6.00%, 05/01/2006
     1,340,000   Arlington, Texas Waterworks &                   1,422,155
                 Sewer Revenue, AMBAC,
                 6.00%, 06/01/2006
     2,095,000   Virginia Port Authority                         2,214,310
                 Facilities Revenue, MBIA, AMT,
                 6.00%, 07/01/2006
     2,200,000   Clark County Public Utility                     2,283,248
                 District No.1, Washington
                 Electric Revenue, AMBAC,
                 5.50%, 01/01/2007
     4,485,000   Cleveland, Ohio Waterworks                      4,676,779
                 Revenue Series G, MBIA,
                 5.50%, 01/01/2007
     6,110,000   Chicago, Illinois O'Hare                        6,453,687
                 International Airport Revenue,
                 Second Lien-Series A, AMBAC,
                 AMT, 6.00%, 01/01/2007
     1,000,000   Prince Georges County, Maryland                 1,075,580
                 Consolidated Public Improvement
                 Series A, MBIA,
                 6.00%, 03/15/2007
     2,000,000   Walled Lake Consolidated School                 2,144,340
                 District, Michigan, MBIA,
                 6.00%, 05/01/2007
     1,715,000   Northeast Hospital Authority,                   1,799,361
                 Texas, Northeast Medical Center
                 Hospital Revenue, FSA,
                 5.75%, 05/15/2007
     7,095,000   District of Columbia Series B,                  7,481,607
                 MBIA, 6.00%, 06/01/2007
     2,525,000   Philadelphia, Pennsylvania                      2,704,048
                 Airport Revenue Series A, FGIC,
                 6.00%, 06/15/2007
     1,200,000   Philadelphia, Pennsylvania                      1,274,484
                 Airport Revenue Series B, FGIC,
                 AMT, 6.00%, 06/15/2007
     1,105,000   Delaware Transportation Authority               1,179,853
                 System Revenue, AMBAC,
                 6.00%, 07/01/2007
     2,030,000   MTA, New York Commuter Facilities               2,183,224
                 Revenue Series C-1, FGIC,
                 6.00%, 07/01/2007
     2,775,000   Washington Public Power Supply                  2,954,765
                 System Revenue, Nuclear Project
                 No.1 Series A, AMBAC,
                 6.00%, 07/01/2007
     1,000,000   Cook County, Illinois, MBIA,                    1,140,310
                 7.25%, 11/01/2007
     2,115,000   Connecticut State Resource                      2,243,909
                 Recovery Authority,
                 Mid-Connecticut System Series A,
                 MBIA, 5.75%, 11/15/2007
     1,400,000   Massachusetts Consolidated Loans                1,423,702
                 Series A, MBIA,
                 5.00%, 01/01/2008
     2,270,000   Clark County Public Utility                     2,357,622
                 District No.1, Washington
                 Electric Revenue, AMBAC,
                 5.50%, 01/01/2008


6 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     1,465,000   Sangamon County School District            $    1,517,945
                 No. 186, Illinois, FGIC,
                 5.55%, 01/01/2008
     1,000,000   Berkley City School District,                   1,132,490
                 Michigan, FGIC,
                 7.00%, 01/01/2008
     1,000,000   Memphis-Shelby County Airport                   1,060,270
                 Authority, Tennessee Revenue
                 Series A, MBIA, AMT,
                 6.00%, 02/15/2008
     1,875,000   Port of Port Arthur Navigation                  2,013,787
                 District, Texas, AMBAC,
                 6.00%, 03/01/2008
     1,095,000   Haverhill, Massachusetts, FGIC,                 1,182,600
                 6.00%, 06/15/2008
       735,000   Intermountain Power Agency, Utah                  811,433
                 Power Supply Revenue Series A,
                 AMBAC, 6.50%, 07/01/2008
     4,140,000   Metropolitan Washington Airport                 4,305,310
                 Authority, District of Columbia
                 Revenue Series A, MBIA, AMT,
                 5.80%, 10/01/2008
     1,265,000   Emerald Peoples Utility District,               1,475,091
                 Oregon, FGIC,
                 7.35%, 11/01/2008
       205,000   Hot Springs, Arkansas Sales & Use                 205,006
                 Tax, Civic Center Project, FSA,
                 4.95%, 12/01/2008
     2,750,000   Indianapolis, Indiana Resource                  3,084,593
                 Recovery Revenue, Ogden Martin
                 System Inc. Project, AMBAC,
                 6.75%, 12/01/2008
     1,675,000   Chicago, Illinois O'Hare                        1,768,130
                 International Airport Revenue,
                 Second Lien-Series C, MBIA,
                 5.75%, 01/01/2009
     2,070,000   North Carolina Eastern Municipal                2,146,279
                 Power Agency, Power System
                 Revenue Series B, ACA,
                 6.125%, 01/01/2009
     2,000,000   Richmond, Virginia, FSA                         2,059,380
                 5.25%, 01/15/2009 (Note B, p. 15)
     1,000,000   Middlesex County Utilities                      1,018,670
                 Authority, New Jersey Sewer
                 Revenue Series A, FGIC,
                 5.15%, 03/15/2009
     3,495,000   Ohio State Public Facilities                    3,557,351
                 Commission, Higher Education
                 Capital Facilities Series A,
                 AMBAC, 5.25%, 05/01/2009
     2,260,000   District of Columbia Series B,                  2,341,676
                 FSA, 5.50%, 06/01/2009
     1,780,000   Massachusetts Port Authority                    1,843,528
                 Revenue Series B, FSA,
                 5.50%, 07/01/2009
     1,530,000   Texas Municipal Power Agency                    1,569,321
                 Revenue, MBIA,
                 5.25%, 09/01/2009
     1,000,000   Anchorage, Alaska, FGIC,                        1,079,220
                 6.00%, 10/01/2009
     4,070,000   Palm Beach County Solid Waste                   4,401,664
                 Authority, Florida Revenue Series A,
                 AMBAC, 6.00%, 10/01/2009
     1,370,000   Indiana Transportation Finance                  1,477,203
                 Authority, Airport Facilities
                 Lease Revenue Series A, AMBAC,
                 6.00%, 11/01/2009
     5,000,000   Connecticut State Resource                      5,174,100
                 Recovery Authority Series A, MBIA,
                 5.375%, 11/15/2009
     1,000,000   Providence Public Building                      1,006,580
                 Authority, Rhode Island Series A,
                 FSA, 5.10%, 12/15/2009
     1,890,000   Chicago, Illinois O'Hare                        1,888,469
                 International Airport Revenue,
                 Second Lien-Series C, MBIA,
                 5.00%, 01/01/2010
     1,000,000   Memphis-Shelby County Airport                   1,083,150
                 Authority, Tennessee Revenue
                 Series A, MBIA, AMT,
                 6.25%, 02/15/2010
     1,065,000   Detroit City School District,                   1,195,676
                 Michigan Series A, AMBAC,
                 6.50%, 05/01/2010
     1,000,000   Detroit, Michigan Water Supply                  1,039,860
                 System Revenue Series B, MBIA,
                 5.40%, 07/01/2010
     2,510,000   Detroit, Michigan Sewage Disposal               2,715,569
                 Revenue Series B, MBIA,
                 6.00%, 07/01/2010
     1,500,000   Brownsville, Texas Utilities                    1,658,610
                 System Revenue, AMBAC,
                 6.25%, 09/01/2010
     2,065,000   Broward County, Florida Airport                 2,100,332
                 System Revenue Series E, MBIA,
                 AMT, 5.25%, 10/01/2010
     5,000,000   Connecticut State Resource                      5,147,050
                 Recovery Authority Series A, MBIA,
                 5.375%, 11/15/2010
     1,000,000   Amarillo Junior College District,               1,002,840
                 Texas, FGIC,
                 5.125%, 02/15/2011
     2,000,000   Louisiana State Office Facilities               2,065,120
                 Corp., Lease Revenue, Capitol
                 Complex Program Series A, MBIA,
                 5.50%, 03/01/2011
     1,915,000   Philadelphia Parking Authority,                 1,997,938
                 Pennsylvania Revenue, FSA,
                 5.50%, 09/01/2011


                      Schedule of Investments--Municipal Bond Portfolios 7

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     1,275,000   Brownsville, Texas Utility System          $    1,402,054
                 Revenue, AMBAC,
                 6.25%, 09/01/2011
     4,000,000   Richmond, Virginia, FSA,                        4,156,520
                 5.50%, 01/15/2012 (Note B, p. 15)
     1,025,000   Goose Creek Independent School                  1,009,235
                 District, Texas, PSF Guaranteed,
                 5.00%, 02/15/2012
     1,000,000   Amarillo Junior College District,                 999,510
                 Texas, FGIC, 5.125%, 02/15/2012
     1,075,000   Anchorage, Alaska School                        1,138,586
                 Improvement Series B,
                 FGIC, 5.875%, 12/01/2012
                 (Note B, p. 15)
     3,500,000   Northern Colorado Water                         3,828,650
                 Conservancy District, Municipal
                 Sub-District Revenue Series F,
                 AMBAC, 6.50%, 12/01/2012
     2,470,000   Chicago Public Building                         2,476,545
                 Commission, Illinois Revenue,
                 Chicago Park District Series A,
                 FGIC, 5.375%, 01/01/2013
     2,085,000   New York State Dormitory                        2,050,347
                 Authority Lease Revenue,
                 Municipal Health Facilities
                 Improvement Project Series 1,
                 FSA, 5.125%, 01/15/2013
     1,195,000   New York State Dormitory                        1,195,837
                 Authority, Mental Health Services
                 Facilities Improvement Series D,
                 MBIA, 5.25%, 02/15/2013
     1,035,000   Sacramento Municipal Utility                    1,204,957
                 District, California Series G,
                 MBIA, 6.50%, 09/01/2013
     2,445,000   Sunrise, Florida Utility System                 2,530,013
                 Revenue, AMBAC,
                 5.50%, 10/01/2013
     3,105,000   Clark County, Nevada                            3,107,018
                 Transportation Series A, FGIC,
                 5.25%, 12/01/2013
     2,680,000   Pennsylvania State Turnpike                     2,790,845
                 Commission, Turnpike Revenue
                 Series M, FGIC,
                 6.50%, 12/01/2013
     1,555,000   Washoe County School District,                  1,542,918
                 Nevada, FGIC,
                 5.25%, 06/01/2014
     2,000,000   Laredo, Texas, FGIC,                            1,958,120
                 5.125%, 08/15/2014
     5,815,000   Washington State Health Care                    5,707,713
                 Facilities Authority, Children's
                 Hospital & Regional Medical
                 Center, FSA,
                 5.25%, 10/01/2014
     3,370,000   Cypress-Fairbanks Independent                   3,289,962
                 School District, Texas, PSF
                 Guaranteed, 5.25%, 02/15/2016
    10,745,000   Lower Colorado River Authority,                11,155,781
                 Texas Revenue Series A, FSA,
                 5.875%, 05/15/2016
     2,500,000   King County School District                     2,424,550
                 Number 403 Renton, Washington,
                 MBIA, 5.25%, 06/01/2016
     1,800,000   Magnolia Independent School                     1,686,402
                 District, Texas, PSF Guaranteed,
                 5.00%, 08/15/2016
     1,430,000   District of Columbia Water & Sewer              1,513,226
                 Authority, Public Utility Revenue,
                 FSA, 6.00%, 10/01/2016
     1,760,000   Clark County, Nevada Series A,                  1,981,162
                 AMBAC, 6.50%, 06/01/2017
     3,000,000   Memphis-Shelby County Airport                   3,164,160
                 Authority, Tennessee Revenue
                 Series D, AMBAC,
                 6.25%, 03/01/2018
     2,865,000   New York State Dormitory                        3,055,981
                 Authority, New York University
                 Series A, MBIA,
                 6.00%, 07/01/2018
     9,420,000   Illinois Development Finance                    8,052,122
                 Authority, Adventist Health
                 System Series B, Variable Rate
                 CPI Bond, MBIA,
                 5.34%, 01/01/2019
     1,005,000   Regional Transportation                         1,225,236
                 Authority, Illinois Series C,
                 FGIC, 7.75%, 06/01/2020
    11,000,000   Metropolitan Atlanta Rapid                     10,208,440
                 Transit Authority, Georgia Sales
                 Tax Revenue, Second Indenture
                 Series B, MBIA,
                 5.10%, 07/01/2020
     3,135,000   Illinois State Dedicated Tax                    3,395,205
                 Revenue, AMBAC,
                 6.25%, 12/15/2020
     3,000,000   Arlington Independent School                    2,720,550
                 District, Texas, PSF Guaranteed,
                 5.00%, 02/15/2021
     3,980,000   McGee-Creek Authority, Oklahoma                 4,212,034
                 Water Revenue, MBIA,
                 6.00%, 01/01/2023
     2,315,000   New York State Dormitory Authority              2,079,750
                 Revenue, Mental Health Services
                 Facility Improvement Series D, MBIA,
                 5.00%, 02/15/2023
     2,685,000   MTA, New York Dedicated Tax Fund                2,428,368
                 Series A, FGIC,
                 5.00%, 04/01/2023
     3,455,000   Seguin Independent School                       3,134,307
                 District, Texas, PSF Guaranteed,
                 5.00%, 04/01/2023
     3,440,000   Illinois State, FSA,                            3,129,987
                 5.125%, 04/01/2023


8 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     2,500,000   Crowley Independent School                 $    2,322,625
                 District, Texas, PSF Guaranteed,
                 5.20%, 08/01/2024
     2,000,000   Harris County, Texas Toll Road                  1,806,420
                 Senior Lien, MBIA,
                 5.00%, 08/15/2024
     2,420,000   New York State Energy Research &                2,448,290
                 Development Authority, Electric
                 Facilities Revenue, Consolidated
                 Edison Co. New York Inc. Series A,
                 MBIA, AMT, 7.50%, 01/01/2026
     4,750,000   Delaware Valley Regional Finance                4,619,470
                 Authority, Pennsylvania Local
                 Government Revenue Series A,
                 Variable Rate CPI Bond, AMBAC,
                 Mandatory Put 07/01/2007,
                 5.445%, 07/01/2027
                                                            --------------
Total Insured (Cost $425,088,158)                              429,366,881
                                                            --------------
==========================================================================
TAX SUPPORTED:                                                      28.13%
--------------------------------------------------------------------------
State General Obligations: 9.72%
     1,755,000   Wisconsin State Series A,                       1,749,946
                 4.00%, 05/01/2001
       865,000   District of Columbia Series A,                    868,261
                 5.50%, 06/01/2001
     1,030,000   District of Columbia Series B,                  1,033,883
                 5.50%, 06/01/2001
     7,865,000   Washington State Series R-96B,                  7,932,246
                 5.50%, 07/01/2001 (Note C, p. 15)
     1,000,000   Massachusetts Consolidated Loans                1,015,780
                 Series D, 6.50%, 07/01/2001
     1,015,000   Ohio State,                                     1,014,249
                 4.25%, 08/01/2001
     5,915,000   Pennsylvania State Second Series,               5,923,754
                 4.50%, 08/01/2001
    14,715,000   Massachusetts Consolidated Loan                14,660,849
                 Series A, 4.125%, 02/01/2002
                 (Note C, p. 15)
     3,000,000   Connecticut State Series A,                     3,070,230
                 6.10%, 03/15/2002
     2,035,000   South Carolina State Highway                    2,037,076
                 Series A, 4.50%, 05/01/2002
     5,600,000   Utah State,                                     5,698,000
                 5.50%, 07/01/2002
     4,065,000   New Jersey State Series E,                      4,139,105
                 5.50%, 07/15/2002
     1,800,000   Illinois State First Series,                    1,836,684
                 5.50%, 01/01/2003
     2,635,000   South Carolina State School                     2,707,120
                 Facility Series A, State Aid
                 Withholding, 5.75%, 01/01/2003
     1,090,000   California State,                               1,157,362
                 7.00%, 03/01/2003
     2,030,000   Florida State Board of Education                2,081,217
                 Capital Outlay, Public Education
                 Series E, 5.50%, 06/01/2003
     2,950,000   Alabama State Series A,                         3,030,033
                 5.50%, 10/01/2003
     2,300,000   California State,                               2,495,569
                 7.00%, 03/01/2004
     1,370,000   Wisconsin State Series A,                       1,422,704
                 5.75%, 05/01/2004
     1,165,000   California State,                               1,272,378
                 7.10%, 05/01/2004
     1,390,000   Georgia State Series E,                         1,459,486
                 6.00%, 07/01/2004
     2,400,000   New Jersey State,                               2,563,248
                 6.50%, 07/15/2004
     9,915,000   Maryland State, State and Local                10,133,427
                 Facilities Loan First Series,
                 5.125%, 08/01/2004
     1,365,000   Ohio State,                                     1,457,370
                 6.50%, 08/01/2004
     1,760,000   Texas State Series A,                           1,840,133
                 5.80%, 10/01/2004
     1,190,000   Connecticut State Series D,                     1,250,178
                 5.50%, 12/01/2007
     1,940,000   Hawaii State Series CC,                         1,966,462
                 5.125%, 02/01/2008
     7,250,000   Massachusetts Series A,                         7,392,535
                 5.25%, 02/01/2008
     2,600,000   Georgia State Series A,                         2,843,438
                 6.25%, 04/01/2008
     1,000,000   California State,                               1,175,150
                 7.20%, 05/01/2008
     1,670,000   Georgia State Series D,                         1,880,620
                 6.70%, 08/01/2008
     1,000,000   South Carolina State Series A,                  1,010,880
                 5.00%, 03/01/2009
     1,110,000   New Jersey State,                               1,166,077
                 5.50%, 02/01/2010
     2,225,000   Massachusetts Bay Transportation                2,369,536
                 Authority Series A,
                 5.75%, 03/01/2010
     1,490,000   Georgia State Series C,                         1,650,160
                 6.25%, 08/01/2010
     2,785,000   Massachusetts Consolidated Loan                 2,842,677
                 Series C, 5.25%, 08/01/2011
     3,775,000   Massachusetts Bay Transportation                3,920,753
                 Authority Series A,
                 5.50%, 03/01/2012
     1,000,000   Georgia State Series B,                         1,086,090
                 6.00%, 03/01/2012
       990,000   Florida State Board of Education                1,320,512
                 Capital Outlay,
                 9.125%, 06/01/2014
     2,875,000   Texas State Water,                              2,701,522
                 5.25%, 08/01/2021
                                                            --------------
Total State General Obligations
(Cost $115,364,535)                                            117,176,700
                                                            --------------


                      Schedule of Investments--Municipal Bond Portfolios 9

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
Local General Obligations: 8.76%
     2,960,000   Winston-Salem, North Carolina,             $    3,044,834
                 8.875%, 06/01/2001
     1,700,000   Phoenix, Arizona Series A,                      1,699,660
                 4.25%, 07/01/2001
     2,495,000   Baltimore County, Maryland                      2,498,992
                 Consolidated Public Improvement,
                 4.50%, 07/01/2001
     7,640,000   Pima County Community College                   7,652,835
                 District, Arizona Project of 1995
                 Series B, 4.50%, 07/01/2001
     1,195,000   Stamford, Connecticut Series A,                 1,191,654
                 4.00%, 08/01/2001
     1,700,000   Monmouth County Improvement                     1,702,278
                 Authority, New Jersey Revenue,
                 Capital Equipment Pooled Lease,
                 4.50%, 10/01/2001
     1,450,000   Avondale School District,                       1,530,127
                 Michigan School Bond Loan Fund,
                 8.25%, 05/01/2002
     2,160,000   Montgomery County, Maryland,                    2,292,732
                 8.60%, 05/01/2002
     3,125,000   Anne Arundel County, Maryland,                  3,139,313
                 4.75%, 05/15/2002
     5,200,000   Houston Independent School                      5,243,680
                 District, Texas Public Property
                 Finance Contractual Obligation,
                 5.00%, 07/15/2002
     2,885,000   Seattle, Washington Series B,                   2,915,379
                 5.00%, 12/01/2002
     3,965,000   Charlotte, North Carolina,                      4,015,038
                 5.00%, 02/01/2003
     2,000,000   New York City Series G,                         2,048,280
                 5.70%, 02/01/2003
     1,375,000   Philadelphia Authority for                      1,383,415
                 Industrial Development,
                 Pennsylvania, Gallery II Garage
                 Project, 6.125%, 02/15/2003
     1,205,000   Shelby County, Tennessee,                       1,219,050
                 Series B, 5.00%, 04/01/2003
                 (Note B, p. 15)
     2,300,000   Fairfax County, Virginia Public                 2,346,092
                 Improvement Series A,
                 5.25%, 06/01/2003
     4,575,000   Houston Independent School                      4,662,199
                 District, Texas Public Property
                 Finance Contractual Obligation,
                 5.25%, 07/15/2003
     2,820,000   Pennsylvania Convention &                       2,882,378
                 Exhibition Center Authority
                 Revenue Series A,
                 6.25%, 09/01/2004
     3,660,000   New York City Series I,                         3,926,045
                 6.25%, 04/15/2006
     1,455,000   Montgomery County, Maryland                     1,539,987
                 Series A, 5.75%, 07/01/2006
     6,525,000   Port of Seattle, Washington, AMT,               6,713,703
                 5.50%, 05/01/2007
     2,620,000   Jersey City, New Jersey Series A,               2,816,133
                 6.00%, 10/01/2007
     1,650,000   Washington Suburban Sanitation                  1,717,914
                 District, Maryland Second Series,
                 6.40%, 01/01/2008
     8,660,000   New York City Series F,                         8,876,413
                 5.375%, 08/01/2009
     1,020,000   Indianapolis Local Public                       1,023,652
                 Improvement Bond Bank, Indiana
                 Series B, 5.00%, 02/01/2010
     1,170,000   Austin, Texas Public Improvement,               1,236,713
                 5.75%, 09/01/2010
     1,190,000   Roanoke, Virginia,                              1,188,965
                 5.00%, 02/01/2011
     1,300,000   Forsyth County, North Carolina,                 1,248,312
                 4.75%, 02/01/2013
     7,780,000   New York City Series I,                         8,052,067
                 5.875%, 03/15/2013
     2,105,000   Shelby County, Tennessee, Public                2,153,920
                 Improvement Series A,
                 5.625%, 04/01/2014 (Note B, p. 15)
     1,400,000   Travis County, Texas,                           1,328,222
                 5.00%, 03/01/2015
     1,000,000   Harris County, Texas Toll Road,                   941,780
                 5.125%, 08/15/2017
     2,665,000   Dyer Redevelopment Authority,                   2,726,695
                 Indiana Economic Development
                 Lease, 6.55%, 07/15/2020
     6,735,000   Du Page County, Illinois Jail                   6,775,006
                 Project, 5.60%, 01/01/2021
     1,920,000   Du Page County, Illinois                        1,931,405
                 Stormwater Project,
                 5.60%, 01/01/2021
                                                            --------------
Total Local General Obligations
(Cost $103,588,862)                                            105,664,868
                                                            --------------
Tax Lease: 4.80%
     2,475,000   New York State Urban Development                2,478,836
                 Corp. Correctional Facilities,
                 5.10%, 01/01/2001
     1,230,000   Indiana State Office Building                   1,233,395
                 Commission Facilities Revenue,
                 Miami Correctional Phase 1 Series A,
                 4.75%, 07/01/2001
     3,800,000   MTA, New York Commuter Facilities               3,822,002
                 Service Contract Series O,
                 5.25%, 07/01/2001
     3,715,000   Virginia Public School Authority                3,815,231
                 Series A, 5.50%, 08/01/2003
     8,125,000   Virginia College Building                       8,429,769
                 Authority, Educational Facilities
                 Revenue, 21st Century College
                 Program, 5.75%, 02/01/2004


10 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     3,380,000   Virginia Public School Authority           $    3,493,737
                 Series A, 5.50%, 08/01/2004
     3,340,000   Michigan State Building Authority               3,570,259
                 Revenue Series I,
                 6.50%, 10/01/2004
     1,315,000   New York State Urban Development                1,376,332
                 Corp. Correctional Facilities
                 Series 5, 6.00%, 01/01/2005
     1,680,000   Virginia College Building                       1,765,041
                 Authority, Educational Facilities
                 Revenue, 21st Century College
                 Program, 5.875%, 02/01/2005
     1,430,000   New Jersey State Certificates of                1,481,723
                 Participation Series A,
                 6.40%, 04/01/2005
     2,000,000   New York State Dormitory                        2,062,220
                 Authority, State University
                 Series A, 5.50%, 05/15/2005
     1,005,000   New York State Dormitory                        1,044,165
                 Authority, City University
                 Series A, 5.70%, 07/01/2005
     1,005,000   New York State Dormitory                        1,044,165
                 Authority, City University
                 Series C, 5.70%, 07/01/2005
     1,000,000   New York State Certificates of                  1,042,030
                 Participation, City University,
                 John Jay College,
                 5.75%, 08/15/2005
     1,720,000   New York State Medical Care                     1,762,536
                 Facilities Financing Authority,
                 Mental Health Services Series A,
                 5.35%, 02/15/2006
     1,000,000   New York State Dormitory                        1,081,710
                 Authority, State University
                 Series A, 6.50%, 05/15/2006
     2,450,000   New York State Dormitory                        2,533,447
                 Authority, State University
                 Series A, 5.50%, 05/15/2007
     2,285,000   New Jersey Building Authority,                  2,452,445
                 State Building Revenue,
                 6.00%, 06/15/2007
     1,000,000   New York State Dormitory                        1,047,050
                 Authority, City University Series A,
                 5.75%, 07/01/2007
     3,890,000   Philadelphia Hospitals & Higher                 3,790,610
                 Education Facilities Authority,
                 Pennsylvania Revenue,
                 5.875%, 08/01/2007
     2,000,000   McLean County Public Building                   2,292,200
                 Commission, Illinois,
                 7.25%, 11/01/2007
     4,045,000   Philadelphia Hospitals & Higher                 3,966,608
                 Education Facilities Authority,
                 Pennsylvania Revenue,
                 6.20%, 08/01/2011
     1,280,000   New York State Dormitory                        1,336,371
                 Authority, City University
                 Series A, 5.75%, 07/01/2013
     1,000,000   Sacramento City Finance                           995,100
                 Authority, California Lease
                 Revenue Series B,
                 5.40%, 11/01/2020
                                                            --------------
Total Tax Lease (Cost $56,847,922)                              57,916,982
                                                            --------------
Special Tax: 4.03%
     2,050,000   Detroit Local Development Finance               2,043,543
                 Authority, Michigan Subordinated
                 Tax Increment Series A,
                 4.40%, 05/01/2001
     1,235,000   New Jersey State Transportation                 1,240,743
                 Trust Fund Authority,
                 Transportation Systems Series B,
                 5.00%, 06/15/2001
     4,685,000   Virginia Public Building                        4,733,302
                 Authority, Building Revenue
                 Series B, 5.60%, 08/01/2001
     1,170,000   Tulsa County Criminal Justice                   1,186,064
                 Authority, Oklahoma Sales Tax
                 Revenue, 5.50%, 03/01/2002
     2,150,000   Illinois State Sales Tax Revenue,               2,215,726
                 5.75%, 06/15/2003
       250,000   Metropolitan Pier & Exposition                    258,585
                 Authority, Illinois Dedicated
                 State Tax Revenue Series A,
                 5.90%, 06/15/2003
     4,500,000   Wisconsin State Transportation                  4,560,840
                 Revenue Series A,
                 5.30%, 07/01/2003
     9,315,000   New Mexico State Severance Tax,                 9,556,911
                 5.50%, 07/01/2003
     2,500,000   MAC New York Series E,                          2,594,850
                 6.00%, 07/01/2003
     1,500,000   Michigan State Comprehensive                    1,555,755
                 Transportation Series B,
                 5.75%, 05/15/2004
     6,100,000   MAC New York Series J,                          6,404,939
                 6.00%, 07/01/2004
     1,500,000   Connecticut State Special Tax                   1,600,305
                 Obligation Revenue Series B,
                 6.00%, 09/01/2006
     1,095,000   Connecticut State Special Tax                   1,126,875
                 Obligation Revenue Series A,
                 5.25%, 09/01/2007
     1,150,000   Illinois State Sales Tax Revenue                1,156,141
                 Series U, 5.00%, 06/15/2009
     1,000,000   Connecticut State Special Tax                   1,091,570
                 Obligation Series B,
                 6.15%, 09/01/2009


                     Schedule of Investments--Municipal Bond Portfolios 11

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     1,005,000   New Jersey State Transportation            $    1,050,235
                 Trust Fund Authority,
                 Transportation System Series A,
                 5.50%, 06/15/2010
     1,245,000   District of Columbia                            1,252,420
                 Redevelopment Land Agency,
                 Sports Arena Special Tax,
                 5.625%, 11/01/2010
     3,225,000   Illinois State Sales Tax Revenue                3,475,099
                 Series Q, 6.00%, 06/15/2012
     1,475,000   New Jersey State Transportation                 1,439,939
                 Trust Fund Authority,
                 Transportation System Series A,
                 5.125%, 06/15/2015
                                                            --------------
Total Special Tax (Cost $47,928,285)                            48,543,842
                                                            --------------
Miscellaneous Tax: 0.82%
     4,145,000   Puerto Rico Municipal Finance                   4,165,352
                 Agency Series B,
                 5.00%, 08/01/2001
     5,325,000   Indianapolis Local Public                       5,645,565
                 Improvement Bond Bank, Indiana
                 Series B, 6.00%, 01/10/2013
                                                            --------------
Total Miscellaneous Tax (Cost $9,369,294)                        9,810,917
                                                            --------------
Total Tax Supported (Cost $333,098,898)                        339,113,309
                                                            --------------
==========================================================================
REVENUE:                                                            15.88%
--------------------------------------------------------------------------
Airport Revenue: 0.84%
     3,025,000   Denver City & County, Colorado                  3,109,761
                 Airport Revenue Series D, AMT,
                 7.40%, 11/15/2001
     1,500,000   Denver City & County, Colorado                  1,590,405
                 Airport Revenue Series B, AMT,
                 7.25%, 11/15/2005
       800,000   Denver City & County, Colorado                    881,816
                 Airport Revenue Series A, AMT,
                 7.50%, 11/15/2006
       975,000   Denver City & County, Colorado                  1,033,695
                 Airport Revenue Series A, AMT,
                 8.875%, 11/15/2012
     2,600,000   Chicago, Illinois O'Hare                        2,491,762
                 International Airport Revenue
                 Senior Lien Series A,
                 5.00%, 01/01/2013
     1,000,000   Massachusetts Port Authority                      964,300
                 Revenue Series B, AMT,
                 5.00%, 07/01/2013
                                                            --------------
Total Airport Revenue (Cost $9,818,151)                         10,071,739
                                                            --------------
Electric Revenue: 2.09%
     4,600,000   Long Island Power Authority, New                4,595,814
                 York Electric System General
                 Revenue Series A,
                 4.10%, 12/01/2000
     5,395,000   Pittsylvania County Industrial                  5,535,972
                 Development Authority, Virginia
                 Revenue Series A, AMT,
                 7.30%, 01/01/2004
     5,000,000   North Carolina Eastern Municipal                5,138,550
                 Power Agency, Power System
                 Revenue Series B,
                 6.00%, 01/01/2005
     3,500,000   Washington Public Power Supply                  3,634,855
                 System Revenue, Nuclear Project
                 No. 3 Series B, 5.60%, 07/01/2007
                 (Note C, p. 15)
     3,730,000   North Carolina Eastern Municipal                3,859,953
                 Power Agency, Power System
                 Revenue Series B,
                 6.125%, 01/01/2009
       630,000   North Carolina Eastern Municipal                  651,382
                 Power Agency, Power System
                 Revenue Series D,
                 6.45%, 01/01/2014
     1,880,000   North Carolina Eastern Municipal                1,761,579
                 Power Agency, Power System
                 Revenue Series B,
                 5.70%, 01/01/2017
                                                            --------------
Total Electric Revenue (Cost $24,918,931)                       25,178,105
                                                            --------------
Health Care Revenue: 3.26%
     1,410,000   Connecticut State Health &                      1,411,311
                 Educational Facilities Authority
                 Revenue, Hospital for Special
                 Care Issue B, 5.25%, 07/01/2001
     1,180,000   Illinois Development Finance                    1,178,336
                 Authority Revenue, Community
                 Rehabilitation Providers Series A,
                 5.60%, 07/01/2002
     1,000,000   Iowa Finance Authority Hospital                 1,021,440
                 Facility Revenue, Iowa Health System,
                 6.25%, 02/15/2004
     1,200,000   Oklahoma Development Finance                    1,073,160
                 Authority Revenue, Hillcrest
                 Healthcare System Series A,
                 4.70%, 08/15/2005
     1,905,000   Connecticut State Health and                    1,813,484
                 Educational Facility Authority
                 Revenue, Hospital for Special
                 Care Issue B,
                 5.125%, 07/01/2007
     7,120,000   Boston, Massachusetts City                      7,197,038
                 Hospital Revenue Series B, FHA,
                 5.75%, 02/15/2008
     1,000,000   Oklahoma Development Finance                      819,200
                 Authority Revenue, Hillcrest
                 Healthcare System Series A,
                 5.00%, 08/15/2009


12 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     2,750,000   Cuyahoga County, Ohio Hospital             $    2,768,370
                 Facilities Revenue, Canton
                 Incorporated Project,
                 6.75%, 01/01/2010
     4,210,000   Kentucky Economic Development                   4,174,383
                 Finance Authority Revenue,
                 Norton Healthcare Incorporated
                 Series A, 6.125%, 10/01/2010
     3,215,000   Chattanooga Health, Educational &               3,186,837
                 Housing Facility Board, Tennessee
                 Revenue, Catholic Health
                 Initiatives Series A,
                 5.375%, 12/01/2011
     1,240,000   Kentucky Economic Development                   1,231,184
                 Finance Authority Revenue,
                 Catholic Health Initiatives
                 Series A, 5.375%, 12/01/2011
     2,240,000   Oklahoma Development Finance                    1,813,101
                 Authority Revenue, Hillcrest
                 Healthcare System Series A,
                 5.75%, 08/15/2013
     5,015,000   Montgomery County, Ohio Hospital                5,052,412
                 Revenue, Kettering Medical Center,
                 6.75%, 04/01/2018
     2,540,000   Arizona Health Facilities                       2,562,327
                 Authority Revenue, Catholic
                 Healthcare West Series A,
                 6.625%, 07/01/2020
     1,120,000   Henderson, Nevada Health Care                   1,117,424
                 Facility Revenue, Catholic
                 Healthcare West Series A,
                 6.75%, 07/01/2020
     3,000,000   Allegheny County Hospital                       2,848,770
                 Development Authority, Pennsylvania
                 Revenue, West Pennsylvania
                 Health System Series B,
                 9.25%, 11/15/2022
                                                            --------------
Total Health Care Revenue (Cost $39,516,318)                    39,268,777
                                                            --------------
Higher Education Revenue: 0.58%
     1,260,000   University of Nebraska Facilities               1,266,552
                 Corp., Deferred Maintenance
                 Project, 5.00%, 07/15/2001
     1,225,000   University of Maryland Auxiliary                1,217,809
                 System Facility & Tuition Revenue
                 Series A, 4.00%, 10/01/2001
     1,415,000   Virginia Polytechnic Institute &                1,456,219
                 State University Revenue Series A,
                 5.25%, 06/01/2008
     2,820,000   Massachusetts Health &                          3,103,156
                 Educational Facilities Authority
                 Revenue, Harvard University
                 Series N, 6.25%, 04/01/2020
                                                            --------------
Total Higher Education Revenue
(Cost $6,851,487)                                                7,043,736
                                                            --------------
Toll Revenue: 0.08%
     1,000,000   Triborough Bridge & Tunnel                        989,760
                 Authority, New York Toll Revenue
                 Series A, 5.00%, 01/01/2012
                                                            --------------
Total Toll Revenue (Cost $957,175)                                 989,760
                                                            --------------
Water/Sewer Revenue: 2.80%
     3,750,000   Sabine River Authority, Texas                   3,748,950
                 Water Supply Facilities Revenue,
                 Lake Fork Project,
                 4.40%, 12/01/2001
     1,560,000   Orlando, Florida Waste Water                    1,495,806
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 5.78%, 10/01/2003
     1,900,000   Orlando, Florida Waste Water                    1,796,545
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 5.80%, 10/01/2004
     2,050,000   Orlando, Florida Waste Water                    1,914,064
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 5.82%, 10/01/2005
     2,165,000   Orlando, Florida Waste Water                    1,995,307
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 5.84%, 10/01/2006
     1,790,000   Orlando, Florida Waste Water                    1,627,486
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 5.86%, 10/01/2007
     2,220,000   Texas State Water Development                   2,283,914
                 Board Revenue, Revolving Senior
                 Lien Series A,
                 5.50%, 07/15/2010
     1,130,000   Michigan Municipal Bond Authority               1,179,584
                 Revenue, Clean Water Revolving
                 Fund, 5.625%, 10/01/2011
     1,525,000   Arizona Water Infrastructure                    1,621,487
                 Finance Authority Revenue, Water
                 Quality Series A,
                 5.75%, 10/01/2011
     3,620,000   Dallas, Texas Waterworks & Sewer                3,518,930
                 System Revenue,
                 5.00%, 10/01/2013
        55,000   Massachusetts Water Pollution                      55,050
                 Abatement Trust Series B,
                 5.25%, 08/01/2014
     3,745,000   Michigan Municipal Bond Authority               3,877,348
                 Revenue, Clean Water Revolving
                 Fund, 5.75%, 10/01/2014
     5,895,000   Orlando, Florida Waste Water                    5,359,793
                 System Revenue Series A,
                 Variable Rate CPI Bond, Mandatory
                 Put 10/01/2007, 5.86%, 10/01/2015


                     Schedule of Investments--Municipal Bond Portfolios 13

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     3,460,000   Massachusetts Water Pollution              $    3,347,412
                 Abatement Trust, New Bedford
                 Program Series A,
                 5.125%, 02/01/2016
                                                            --------------
Total Water/Sewer Revenue (Cost $33,788,456)                    33,821,676
                                                            --------------
Miscellaneous Revenue: 5.12%
     1,000,000   Massachusetts Industrial Finance                  999,110
                 Agency Resources Recovery
                 Revenue, Ogden-Haverhill
                 Series A, 4.35%, 12/01/2000
     1,800,000   Northeast Maryland Waste Disposal               1,812,096
                 Authority, Solid Waste Revenue,
                 AMT, 5.50%, 07/01/2001
     5,448,462   Tax Exempt Private Municipal                    5,445,901
                 Trust, Rule 144A, Series 1996-1
                 Class A-4, 4.60%, 11/06/2001
     3,600,000   East Chicago, Indiana Bond                      3,598,848
                 Anticipation Notes,
                 5.25%, 01/01/2002
     3,775,000   Northeast Maryland Waste Disposal               3,823,961
                 Authority, Solid Waste Revenue,
                 AMT, 5.60%, 07/01/2002
    15,000,000   Municipal Tax Exempt Trust,                    14,678,700
                 Certificate Class A-3, MBIA,
                 3.85%, 04/07/2003
    10,600,000   Mississippi State Highway                      10,717,554
                 Revenue, Four Lane Highway
                 Program Series 39,
                 5.00%, 06/01/2003
    13,815,025   Municipal Tax Exempt Trust,                    13,790,020
                 Certificate Class A-1,
                 4.70%, 10/06/2003
     2,575,000   Massachusetts Bay Transportation                2,640,946
                 Authority, General Transportation
                 System Series A, State
                 Guaranteed, 5.30%, 03/01/2004
     2,420,000   New York Convention Center                      2,457,050
                 Operating Corp., New York
                 Certificates of Participation,
                 Yale Building Acquisition Project,
                 6.50%, 12/01/2004
     1,700,000   Mashantucket Western Pequot                     1,708,534
                 Tribe, Connecticut Special
                 Revenue, Sub 144A Series B,
                 5.55%, 09/01/2008
                                                            --------------
Total Miscellaneous Revenue
(Cost $61,886,202)                                              61,672,720
                                                            --------------
Industrial Development/Pollution
Control Revenue: 1.11%
     6,100,000   Springfield, Illinois Airport                   5,762,182
                 Authority, Garrett Aviation
                 Services Project,
                 4.40%, 02/01/2008
     3,820,000   Gulf Coast Waste Disposal                       3,971,157
                 Authority, Texas Revenue,
                 Champion International Corp., AMT,
                 7.45%, 05/01/2026
     3,675,000   Dallas-Fort Worth, Texas                        3,687,054
                 International Airport Facility
                 Improvement Corp. Revenue,
                 5.95%, 05/01/2029
                                                            --------------
Total Industrial Development/Pollution
Control Revenue (Cost $13,532,660)                              13,420,393
                                                            --------------
Total Revenue (Cost $191,269,380)                              191,466,906
                                                            --------------
==========================================================================
ASSET-BACKED SECURITIES:                                             1.67%
--------------------------------------------------------------------------
Housing: 1.18%
       955,000   Texas State Department of Housing                 957,407
                 & Community Affairs, Single
                 Family Revenue Series E,
                 4.80%, 09/01/2001
       820,000   Wisconsin Housing & Economic                      852,242
                 Development Authority Home
                 Ownership Revenue Series B,
                 7.10%, 09/01/2015
     1,830,000   Alabama Housing Finance                         1,853,113
                 Authority, Single Family Mortgage
                 Revenue Series A, GNMA,
                 7.60%, 10/01/2022
     2,195,000   Sedgwick & Shawnee Counties,                    2,341,780
                 Kansas Single Family Revenue,
                 GNMA Mortgage Backed Securities
                 Program Series A-1, AMT,
                 6.50%, 12/01/2022
     1,940,000   Jefferson Parish, Louisiana Home                1,942,405
                 Mortgage Revenue, FNMA & GNMA
                 Mortgage Backed Securities Series
                 C-1, AMT, 5.40%, 12/01/2024
     2,310,000   District of Columbia Housing                    2,348,623
                 Finance Agency, Single Family
                 FNMA & GNMA Mortgage Revenue
                 Series A, AMT, 6.25%, 12/01/2028
       935,000   Oklahoma Housing Finance Agency,                  970,156
                 Single Family Redevelopment,
                 Mortgage Homeownership Loan
                 Series B-2, AMT,
                 6.55%, 03/01/2029
     1,835,000   Missouri State Housing                          1,910,015
                 Development Commission FNMA &
                 GNMA Mortgage Revenue, Single
                 Family Series B-2, AMT,
                 6.40%, 09/01/2029
     1,000,000   Chicago, Illinois Single Family                 1,038,620
                 Mortgage Revenue Series A, FNMA,
                 GNMA, 6.35%, 10/01/2030
                                                            --------------
Total Housing (Cost $14,504,818)                                14,214,361
                                                            --------------


14 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
Student Loan: 0.49%
     1,265,000   Brazos Higher Education Authority          $    1,267,378
                 Inc., Texas Series A-1, AMT,
                 5.90%, 12/01/2000
     3,390,000   Arkansas State Student Loan                     3,421,188
                 Authority Series A-1, AMT,
                 5.95%, 06/01/2001
     1,200,000   South Carolina State Education                  1,257,072
                 Assistance Authority Revenue,
                 Guaranteed Student Loans,
                 6.625%, 09/01/2006
                                                            --------------
Total Student Loan (Cost $5,925,239)                             5,945,638
                                                            --------------
Total Asset-Backed Securities
(Cost $20,430,057)                                              20,159,999
                                                            --------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $1,184,181,474)         99.40%      $1,198,493,853
(Note D, below)
Cash and Other Assets, Less Liabilities          0.60            7,287,584
                                              -------       --------------
Net Assets (Equivalent to $13.50
per share based on 89,305,841
shares of capital stock outstanding)          100.00%       $1,205,781,437
                                              =======       ==============
--------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    PSF Guaranteed-(Texas) Permanent School Funds
    PUF Guaranteed-(Texas) Permanent University Funds
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration
    FNMA-Federal National Mortgage Association
    GNMA-Government National Mortgage Association
(B) When-issued security
(C) Represents entire or partial position segregated as collateral for when-issued securities
(D) At September 30, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.
(E) Allocation of Portfolio net assets at September 30, 2000:
    Alabama                                                        0.55%
    Alaska                                                         0.18
    Arizona                                                        4.55
    Arkansas                                                       0.30
    California                                                     0.69
    Colorado                                                       1.87
    Connecticut                                                    3.22
    Delaware                                                       0.10
    Florida                                                        3.33
    Georgia                                                        3.20
    Hawaii                                                         0.68
    Illinois                                                       8.65
    Indiana                                                        1.56
    Iowa                                                           0.08
    Kansas                                                         0.29
    Kentucky                                                       0.86
    Louisiana                                                      0.42
    Maryland                                                       2.69
    Massachusetts                                                  5.89
    Michigan                                                       2.07
    Mississippi                                                    0.89
    Missouri                                                       0.95
    Nebraska                                                       0.27
    Nevada                                                         0.64
    New Jersey                                                     3.82
    New Mexico                                                     0.79
    New York                                                       8.75
    North Carolina                                                 2.17
    Ohio                                                           3.32
    Oklahoma                                                       0.98
    Oregon                                                         1.26
    Pennsylvania                                                   5.22
    Rhode Island                                                   1.26
    South Carolina                                                 0.98
    Tennessee                                                      1.20
    Texas                                                         12.03
    Utah                                                           0.74
    Virginia                                                       3.42
    Washington                                                     3.50
    Wisconsin                                                      0.71
    District of Columbia                                           2.16
    Puerto Rico                                                    0.35
    Tax-Exempt Private Municipal Trust                             2.81
    Cash and Other Assets, Less Liabilities                        0.60
                                                                 ------
    Total                                                        100.00%
                                                                 ======

See Notes to Financial Statements.


                     Schedule of Investments--Municipal Bond Portfolios 15

--------------------------------------------------------------------------
                      Sanford C. Bernstein Fund, Inc.
                          Schedule of Investments
                 Bernstein California Municipal Portfolio
                            September 30, 2000
--------------------------------------------------------------------------
Principal Amount              Description                    Market Value*
==========================================================================
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                               2.08%
--------------------------------------------------------------------------
     3,100,000   Orange County Water District,              $    3,100,000
                 California Certificates of
                 Participation, Daily Floater,
                 Putable Daily,
                 4.50%, 08/15/2015
     6,300,000   California Housing Finance Agency               6,300,000
                 Revenue, Multifamily Housing
                 Series A, AMT, Daily Floater,
                 Putable Daily, 4.55%, 02/01/2026
                                                            --------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $9,400,000)                                                9,400,000
                                                            --------------
==========================================================================
U.S. GOVERNMENT AGENCIES:                                            8.93%
--------------------------------------------------------------------------
    20,000,000   Federal Home Loan Bank,                        20,138,400
                 7.125%, 11/15/2001
    20,000,000   Federal Farm Credit Bank,                      20,093,760
                 6.75%, 09/03/2002
                                                            --------------
Total U.S. Government Agencies
(Cost $40,150,136)                                              40,232,160
                                                            --------------
==========================================================================
PREREFUNDED/ESCROWED:                                               30.62%
--------------------------------------------------------------------------
     1,865,000   Colton Redevelopment Agency,                    1,922,927
                 California, Cooley Ranch
                 Redevelopment Project No. 4,
                 7.60%, 08/15/2016,
                 Prerefunded 08/15/2001 @100
        55,000   Denver City & County, Colorado                     58,578
                 Airport Revenue Series A, AMT,
                 8.875%, 11/15/2012,
                 Prerefunded 11/15/2001 @102
     1,220,000   District of Columbia Series A,                  1,242,424
                 5.90%, 06/01/2002,
                 Escrowed to Maturity
     9,400,000   Puerto Rico Commonwealth, AMBAC,                9,793,202
                 5.85%, 07/01/2015,
                 Prerefunded 07/01/2002 @101.50
    24,530,000   Los Angeles County Transportation              25,752,575
                 Commission, California Sales Tax
                 Revenue Series A, MBIA,
                 6.00%, 07/01/2023,
                 Prerefunded 07/01/2002 @102
    12,160,000   Los Angeles County Transportation              12,816,640
                 Commission, California Sales Tax
                 Revenue Proposition C
                 Second Series A, MBIA,
                 6.25%, 07/01/2013,
                 Prerefunded 07/01/2002 @102
     1,240,000   Puerto Rico Commonwealth Public                 1,311,449
                 Improvement, 6.80%, 07/01/2021,
                 Prerefunded 07/01/2002 @101.50
     1,010,000   University of California Revenue,               1,065,439
                 Multi-Purpose Projects Series D,
                 MBIA, 6.125%, 09/01/2011,
                 Prerefunded 09/01/2002 @102
     2,295,000   University of California Revenue,               2,426,182
                 Multi-Purpose Projects Series D,
                 MBIA, 6.25%, 09/01/2012,
                 Prerefunded 09/01/2002 @102
     9,940,000   University of California Multi-Purpose         10,621,089
                 Revenue, MBIA, 6.875%, 09/01/2016,
                 Prerefunded 09/01/2002 @102
     3,880,000   Lake Elsinore, California Improvement           4,275,256
                 Bond Act of 1915, Assessment District
                 93-1, Cottonwood Series B,
                 8.25%, 09/02/2024,
                 Prerefunded 09/02/2002 @103
    30,760,000   Guam Power Authority Revenue                   32,536,082
                 Series A, 6.30%, 10/01/2022,
                 Prerefunded 10/01/2002 @102
     3,000,000   Central Coast Water Authority,                  3,190,500
                 California State Regional Facilities
                 Water Project Revenue,
                 AMBAC, 6.50%, 10/01/2014,
                 Prerefunded 10/01/2002 @102
     1,220,000   Virgin Islands Public Financing                 1,312,354
                 Authority Revenue, Matching Fund
                 Loan Notes Series A,
                 7.25%, 10/01/2018,
                 Prerefunded 10/01/2002 @102
    13,950,000   San Joaquin Hills Transportation               14,965,839
                 Corridor Agency, California Toll
                 Road Revenue Senior Lien,
                 6.75%, 01/01/2032,
                 Prerefunded 01/01/2003 @102
     3,160,000   Sacramento School Insurance                     3,205,125
                 Authority, California Revenue
                 Liability Program Series D,
                 5.70%, 06/01/2003,
                 Escrowed to Maturity
       400,000   Pomona Public Financing                           422,284
                 Authority, California, Southwest
                 Pomona Revenue Series L,
                 5.50%, 02/01/2008,
                 Prerefunded 02/01/2004 @102
     3,955,000   Imperial Irrigation District,                   4,285,717
                 California Certificates of
                 Participation, Electric System
                 Project, MBIA, 6.00%, 11/01/2015,
                 Prerefunded 11/01/2004 @102
     1,300,000   Burbank Redevelopment Agency,                   1,394,887
                 California, 9.25%, 12/01/2005,
                 Prerefunded 12/01/2004 @100

*See Note 1, page 26 in Notes to Financial Statements.


16 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     1,520,000   Corona, California Certificates            $    1,788,736
                 of Participation, 8.00%, 03/01/2015,
                 Prerefunded 03/01/2006 @100
       920,000   Northern California Power Agency,               1,008,366
                 Public Power Revenue Series A,
                 AMBAC, 5.80%, 07/01/2009,
                 Escrowed to Maturity
     1,000,000   Kern High School District,                      1,182,100
                 California, 7.10%, 08/01/2011,
                 Escrowed to Maturity
     1,000,000   Pittsburg Redevelopment Agency,                 1,433,240
                 California Residential Mortgage
                 Revenue, 9.60%, 06/01/2016,
                 Escrowed to Maturity
                                                            --------------
Total Prerefunded/Escrowed
(Cost $137,385,056)                                            138,010,991
                                                            --------------
==========================================================================
INSURED:                                                            27.95%
--------------------------------------------------------------------------
     3,715,000   California Rural Home Mortgage                  3,731,235
                 Finance Authority, Rural Lease
                 Pass Through Obligation Revenue
                 Series A, MBIA, 4.45%, 08/01/2001
     1,000,000   California Community Colleges                   1,002,410
                 Financing Authority, Lease Revenue
                 Series A, MBIA, 4.00%, 10/01/2001
     1,000,000   California Health Facilities                    1,012,930
                 Financing Authority, Stanford
                 Health Care Series B, AMBAC,
                 5.00%, 11/15/2001
     1,000,000   Orange County, California                       1,023,230
                 Certificates of Participation
                 Series A, MBIA,
                 5.50%, 07/01/2002
     1,280,000   Puerto Rico Commonwealth Public                 1,309,312
                 Improvement Series B, AMBAC,
                 5.50%, 07/01/2002
     1,000,000   California Health Facilities                    1,015,040
                 Financing Authority, Sutter
                 Health Series C, FSA,
                 5.00%, 08/15/2002
     1,085,000   Los Angeles County Metropolitan                 1,189,138
                 Transportation Authority,
                 California Sales Tax Revenue,
                 Proposition C Second Series B,
                 AMBAC, 8.00%, 07/01/2003
     4,520,000   South Orange County Public                      5,333,238
                 Finance Authority, California
                 Special Tax Revenue, Foothill
                 Area Series C, FGIC,
                 7.50%, 08/15/2007
     2,360,000   San Diego County Regional                       2,489,918
                 Transportation Authority,
                 California Sales Tax Revenue
                 Series A, FGIC,
                 5.25%, 04/01/2008
     3,885,000   Long Beach, California Harbor                   4,176,608
                 Revenue, MBIA, AMT,
                 6.00%, 05/15/2008
     1,000,000   Riverside, California Sewer                     1,168,310
                 Revenue, FGIC, 7.00%, 08/01/2008
     1,510,000   Castaic Lake Water Agency,                      1,788,867
                 California Certificates of
                 Participation, Water System
                 Improvement Project Series A,
                 MBIA, 7.25%, 08/01/2008
     2,825,000   San Francisco City & County                     2,976,109
                 Airport Commission, California
                 International Airport Revenue
                 Second Series 12A, FGIC, AMT,
                 5.625%, 05/01/2009
     1,050,000   Los Angeles Department of                       1,104,947
                 Airports, California Airport
                 Revenue Series A, FGIC,
                 5.50%, 05/15/2009
     1,000,000   Redding Joint Powers Financing                  1,125,800
                 Authority, California Electric
                 System Revenue Series A, MBIA,
                 6.25%, 06/01/2009
     1,815,000   Northern California Power Agency,               1,993,469
                 Geothermal Project No. 3 Series A,
                 AMBAC, 5.80%, 07/01/2009
     1,100,000   South Orange County Public                      1,376,023
                 Finance Authority, California
                 Special Tax Revenue, Foothill
                 Area Series C, FGIC,
                 8.00%, 08/15/2009
     2,000,000   Los Angeles, California                         2,084,980
                 Wastewater System Revenue
                 Series D, FGIC, 5.375%, 11/01/2009
       600,000   Los Angeles Department of                         634,668
                 Airports, California Airport
                 Revenue, FGIC, AMT,
                 5.80%, 05/15/2010
     3,000,000   Riverside, California Sewer                     3,110,640
                 Revenue, FGIC, 5.00%, 08/01/2010
     1,375,000   Sacramento County, California                   1,409,732
                 Certificates of Participation,
                 Public Facilities Project, MBIA,
                 5.00%, 02/01/2011
     1,000,000   Kern High School District,                      1,134,000
                 California Series A, MBIA,
                 6.30%, 02/01/2011
     2,145,000   San Francisco City & County                     2,209,243
                 Airport Commission, California
                 International Airport Revenue
                 Second Series 10A, MBIA, AMT,
                 5.45%, 05/01/2012
     1,000,000   Los Angeles County Metropolitan                 1,026,020
                 Transportation Authority,
                 California Sales Tax Revenue
                 Series B, AMBAC, 5.30%, 07/01/2012


                     Schedule of Investments--Municipal Bond Portfolios 17

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     1,000,000   University of California Revenue           $    1,007,310
                 Series C, AMBAC,
                 5.00%, 09/01/2013
     1,195,000   Culver City Redevelopment Finance               1,274,778
                 Authority, California Tax
                 Allocation, AMBAC,
                 5.50%, 11/01/2014
     1,730,000   San Mateo County Joint Powers                   1,724,499
                 Financing Authority, California
                 Capital Projects Lease Revenue
                 Series A, FSA,
                 5.00%, 07/15/2015
     1,000,000   San Jose Redevelopment Agency,                  1,110,410
                 California Tax Allocation Merged
                 Area Redevelopment Project, MBIA,
                 6.00%, 08/01/2015
     1,135,000   Beverly Hills Public Financing                  1,136,203
                 Authority, California Lease
                 Revenue Series A, MBIA,
                 5.125%, 06/01/2016
     2,860,000   Burbank, California Public                      2,863,032
                 Service Department Electric
                 Revenue, FSA,
                 5.125%, 06/01/2016
     1,430,000   San Mateo County Transportation                 1,503,716
                 District, California Series A,
                 MBIA, 5.50%, 06/01/2016
     1,000,000   Tustin Unified School District,                   988,070
                 Community Facilities District No.
                 88-1, California Special Tax, FSA,
                 5.00%, 09/01/2016
     1,920,000   Alameda Corridor Transportation                 1,922,381
                 Authority, California Revenue
                 Senior Lien Series A, MBIA,
                 5.125%, 10/01/2016
     5,225,000   California State Public Works                   5,478,830
                 Board Lease Revenue, Department
                 of Health Services Series A, MBIA,
                 5.75%, 11/01/2016
     2,645,000   Northern California Power Agency                2,591,915
                 Public Power Revenue,
                 Hydroelectric Project No. 1
                 Series A, MBIA,
                 5.00%, 07/01/2017
     1,000,000   California Special Districts                    1,047,050
                 Association Finance Corp.,
                 Certificates of Participation
                 Series Z, FSA,
                 5.50%, 08/01/2017
     3,130,000   Long Beach Bond Finance                         3,066,837
                 Authority, California Lease
                 Revenue, Civic Center Project
                 Series A, MBIA,
                 5.00%, 10/01/2017
     6,390,000   Santa Clara County Financing                    6,260,155
                 Authority, California Lease
                 Revenue Series A, AMBAC,
                 5.00%, 11/15/2017
     3,800,000   San Francisco City & County                     3,616,270
                 Airport Commission, California
                 International Airport Revenue
                 Second Series 15A, FSA, AMT,
                 5.00%, 05/01/2018
     2,070,000   Beverly Hills Public Financing                  2,042,655
                 Authority, California Lease
                 Revenue Series A, MBIA,
                 5.125%, 06/01/2018
     4,000,000   San Diego, California                           3,889,360
                 Certificates of Undivided
                 Interest, Water Utility Fund
                 System Revenue, FGIC,
                 5.00%, 08/01/2018
     1,000,000   Los Angeles Convention &                        1,003,530
                 Exhibition Center Authority,
                 California Lease Revenue Series A,
                 MBIA, 5.375%, 08/15/2018
     2,075,000   Anaheim Public Financing                        2,017,419
                 Authority, California Electric
                 System Revenue Distribution
                 Facilities, MBIA, 5.00%, 10/01/2018
     1,500,000   Imperial Irrigation District,                   1,458,210
                 California Electric System
                 Revenue, MBIA, 5.00%, 11/01/2018
     2,630,000   California State Public Works                   2,547,891
                 Board Lease Revenue, Department
                 of Corrections, State Prison
                 Series A, AMBAC,
                 5.00%, 12/01/2019
     2,050,000   Pasadena Unified School District,               1,955,802
                 California Series B, FGIC,
                 5.00%, 07/01/2020
     6,340,000   University of California Revenue,               6,173,829
                 Multi-Purpose Projects Series E,
                 MBIA, 5.125%, 09/01/2020
     1,100,000   Mammoth Unified School District,                  335,093
                 California Capital Appreciation,
                 MBIA, 0.00%, 08/01/2021
     1,000,000   Mammoth Unified School District,                  284,700
                 California Capital Appreciation,
                 MBIA, 0.00%, 08/01/2022
     3,020,000   California State University                     2,946,916
                 Headquarters Building Authority
                 Lease Revenue Series B, MBIA,
                 5.25%, 09/01/2022
     4,230,000   Los Angeles County Metropolitan                 3,962,283
                 Transportation Authority,
                 California Sales Tax Revenue
                 Proposition C Second Series A,
                 AMBAC, 5.00%, 07/01/2023


18 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     6,985,000   Los Angeles Unified School                 $    6,542,919
                 District, California Series B,
                 FGIC, 5.00%, 07/01/2023
     3,450,000   San Francisco City & County                     3,223,508
                 Airport Commission, California
                 International Airport Revenue
                 Second Series 16B, FSA,
                 5.00%, 05/01/2024
     1,000,000   California State, MBIA,                           937,750
                 5.00%, 08/01/2024
     1,675,000   California Housing Financing                    1,670,411
                 Agency Revenue, Home Mortgage
                 Series I, MBIA, AMT,
                 4.95%, 08/01/2028
     7,885,000   California Housing Finance                      1,914,478
                 Agency, Home Mortgage Revenue
                 Series B, MBIA, AMT,
                 0.00%, 08/01/2029
     2,255,000   California Housing Finance                      2,074,194
                 Agency, Home Mortgage Revenue
                 Series N, FSA, AMT,
                 5.25%, 08/01/2029
                                                            --------------
Total Insured (Cost $120,873,346)                              125,998,271
                                                            --------------
==========================================================================
TAX SUPPORTED:                                                      13.59%
--------------------------------------------------------------------------
State General Obligations: 2.91%
     1,260,000   Puerto Rico Commonwealth,                       1,266,930
                 5.00%, 07/01/2001
     1,935,000   California State,                               2,037,865
                 7.10%, 09/01/2002
     2,890,000   California State,                               3,081,607
                 6.10%, 09/01/2004
     2,500,000   California State,                               2,709,200
                 6.20%, 09/01/2005
     4,285,000   California State,                               4,002,018
                 5.00%, 10/01/2023
                                                            --------------
Total State General Obligations
(Cost $12,539,927)                                              13,097,620
                                                            --------------
Local General Obligations: 1.26%
     3,110,000   Los Angeles County Public Works                 3,151,581
                 Financing Authority, California
                 Capital Construction,
                 5.00%, 03/01/2011
     2,480,000   Los Angeles, California Series A,               2,546,712
                 5.25%, 09/01/2011
                                                            --------------
Total Local General Obligations
(Cost $5,536,048)                                                5,698,293
                                                            --------------
Tax Lease: 4.30%
     1,515,000   Los Angeles County Capital Asset                1,516,621
                 Leasing Corp., California Lease
                 Revenue, Equipment Program
                 Series A, 5.00%, 12/01/2000
     1,985,000   Los Angeles County Capital Asset                1,994,449
                 Leasing Corp., California Lease
                 Revenue, Equipment Program
                 Series A, 5.00%, 06/01/2001
       845,000   Ukiah Unified School District,                    857,286
                 California Certificates of
                 Participation, 5.60%, 09/01/2001
     1,050,000   Puerto Rico Housing, Bank &                     1,055,397
                 Finance Agency, Commonwealth
                 Appropriation Subsidy,
                 4.875%, 12/01/2001
     1,920,000   San Diego Unified School                        1,940,659
                 District, California Certificates
                 of Participation, Capital
                 Projects Phase XV Series A,
                 4.75%, 07/01/2002
     3,010,000   Puerto Rico Urban Renewal &                     3,050,876
                 Housing Corp.,
                 7.875%, 10/01/2004
     2,500,000   Solano County, California                       2,551,525
                 Certificates of Participation,
                 Justice Facility & Public
                 Building Project,
                 5.875%, 10/01/2005
     1,010,000   Gilroy Unified School District,                 1,057,117
                 California Certificates of
                 Participation, 5.85%, 07/01/2008
     2,590,000   Taft Public Financing Authority,                2,742,188
                 California Lease Revenue,
                 Community Correctional Facility
                 Project A, 5.95%, 01/01/2011
       635,000   Capistrano Unified School                         635,305
                 District, California Certificates
                 of Participation, 5.20%, 02/01/2018
     2,000,000   Sacramento City Finance                         1,990,200
                 Authority, California Lease
                 Revenue Series B,
                 5.40%, 11/01/2020
                                                            --------------
Total Tax Lease (Cost $18,973,778)                              19,391,623
                                                            --------------
Special Tax: 4.77%
    10,350,000   Los Angeles Community                          10,354,865
                 Redevelopment Agency, California
                 Central Business District I,
                 5.00%, 11/15/2000
     1,400,000   Commerce Community Development                  1,406,104
                 Commission, California Tax
                 Allocation Redevelopment Project
                 No. 1-Series A,
                 4.80%, 08/01/2001
       690,000   Santa Clara, Convention Center                    690,283
                 Refunding & Reassessment,
                 California Improvement Bond
                 Act of 1915, 4.25%, 09/02/2001


                     Schedule of Investments--Municipal Bond Portfolios 19

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     2,245,000   Roseville North Central                    $    2,244,910
                 Community District No. 1,
                 California Special Tax,
                 4.70%, 09/01/2002
     1,000,000   Orange County Development Agency,               1,020,750
                 California Tax Allocation, Santa
                 Ana Heights Project Area,
                 5.70%, 09/01/2002
     1,225,000   Tustin Unified School District,                 1,224,914
                 California Community Facilities
                 District 97-1, Bond Anticipation
                 Notes, 6.10%, 09/01/2002
     1,000,000   Fontana Redevelopment Agency,                     996,230
                 California Tax Allocation, Jurupa
                 Hills Redevelopment Project
                 Series A, 4.30%, 10/01/2002
     1,910,000   Virgin Islands Public Finance                   1,939,452
                 Authority Revenue, Gross Receipts
                 Taxes Loan Notes Series A,
                 5.50%, 10/01/2002
     1,555,000   Pomona Public Financing                         1,618,086
                 Authority, California Revenue,
                 Southwest Pomona Redevelopment
                 Series L, 5.50%, 02/01/2008
                                                            --------------
Total Special Tax (Cost $21,359,191)                            21,495,594
                                                            --------------
Miscellaneous Tax: 0.35%
     1,585,000   Puerto Rico Municipal Finance                   1,592,782
                 Agency Series B,
                 5.00%, 08/01/2001
                                                            --------------
Total Miscellaneous Tax (Cost $1,591,993)                        1,592,782
                                                            --------------
Total Tax Supported (Cost $60,000,937)                          61,275,912
                                                            --------------
==========================================================================
REVENUE:                                                            12.90%
--------------------------------------------------------------------------
Airport Revenue: 0.28%
       500,000   Denver City & County, Colorado                    530,135
                 Airport Revenue Series B, AMT,
                 7.25%, 11/15/2005
       145,000   Denver City & County, Colorado                    153,729
                 Airport Revenue Series A, AMT,
                 8.875%, 11/15/2012
       500,000   Denver City & County, Colorado                    586,610
                 Airport Revenue Series D, AMT,
                 7.75%, 11/15/2013
                                                            --------------
Total Airport Revenue (Cost $1,146,180)                          1,270,474
                                                            --------------
Electric Revenue: 0.83%
     1,000,000   Virgin Islands Water & Power                    1,002,250
                 Authority, Electric System
                 Revenue, 5.00%, 07/01/2001
     1,000,000   Los Angeles Department of Water &               1,067,370
                 Power, California Electric Plant
                 Revenue Second Issue,
                 8.00%, 08/15/2002
     1,630,000   Los Angeles Department of Water                 1,674,841
                 & Power, California Electric Plant
                 Revenue, 7.10%, 01/15/2031
                                                            --------------
Total Electric Revenue (Cost $3,760,700)                         3,744,461
                                                            --------------
Health Care Revenue: 0.97%
     3,145,000   California Statewide Community                  3,162,989
                 Development Authority
                 Certificates of Participation,
                 St. Joseph's Health System
                 Obligated Group,
                 5.00%, 07/01/2001
     1,185,000   California Statewide Community                  1,211,497
                 Development Authority
                 Certificates of Participation,
                 Catholic Healthcare West,
                 6.50%, 07/01/2020
                                                            --------------
Total Health Care Revenue (Cost $4,345,723)                      4,374,486
                                                            --------------
Water/Sewer Revenue: 6.68%
     2,500,000   Metropolitan Water District of                  2,615,825
                 Southern California, Waterworks
                 Revenue Series A,
                 5.50%, 07/01/2008
     2,420,000   Los Angeles County Sanitation                   2,513,485
                 District Financing Authority,
                 California Series A,
                 5.25%, 10/01/2008
     1,000,000   Orange County Water District,                   1,044,080
                 California Certificates of
                 Participation Series A,
                 5.50%, 08/15/2010
     2,460,000   San Francisco City & County                     2,487,601
                 Public Utilities Commission,
                 California, Waterworks Revenue
                 Series A, 5.00%, 11/01/2012
     2,285,000   California State Department of                  2,277,642
                 Water Resources, Water System
                 Revenue Series O,
                 5.00%, 12/01/2015
     1,350,000   Metropolitan Water District of                  1,333,962
                 Southern California, Waterworks
                 Revenue Series A,
                 5.00%, 07/01/2016
     7,000,000   California State Department of                  6,732,460
                 Water Resources, Central Valley
                 Project, Water System Revenue
                 Series S, 5.00%, 12/01/2019
     3,660,000   Metropolitan Water District of                  3,855,920
                 Southern California, Waterworks
                 Revenue Series A,
                 5.75%, 07/01/2021
     6,375,000   Metropolitan Water District of                  5,856,203
                 Southern California, Waterworks
                 Revenue Series A,


20 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
                 5.00%, 07/01/2026
     1,330,000   Los Angeles Department of Water            $    1,385,248
                 & Power, California Waterworks
                 Revenue Second Issue,
                 6.40%, 11/01/2031
                                                            --------------
Total Water/Sewer Revenue (Cost $29,021,493)                    30,102,426
                                                            --------------
Miscellaneous Revenue: 3.85%
       200,000   Del Mar Race Track Authority,                     201,994
                 California Revenue,
                 6.00%, 08/15/2001
     1,050,000   Los Angeles, California Harbor                  1,062,894
                 Revenue Series B, AMT,
                 5.00%, 08/01/2002
     9,210,017   Municipal Tax Exempt Trust,                     9,193,347
                 Certificate Class A-1,
                 4.70%, 10/06/2003
     6,485,000   Los Angeles, California Harbor                  6,904,774
                 Department Revenue Series B,
                 AMT, 5.75%, 08/01/2009
                                                            --------------
Total Miscellaneous Revenue
(Cost $17,136,893)                                              17,363,009
                                                            --------------
Industrial Development/Pollution
Control Revenue: 0.29%
     1,305,000   California Statewide Communities                1,277,138
                 Development Authority
                 Certificates of Participation,
                 The Internext Group,
                 4.00%, 04/01/2002
                                                            --------------
Total Industrial Development/Pollution
Control Revenue (Cost $1,301,232)                                1,277,138
                                                            --------------
Total Revenue (Cost $56,712,221)                                58,131,994
                                                            --------------
==========================================================================
ASSET-BACKED SECURITIES:                                             2.21%
--------------------------------------------------------------------------
Housing: 2.21%
     1,585,000   Los Angeles, California                         1,580,070
                 Multifamily Housing Revenue,
                 Western Carlton Project Series A,
                 AMT, 3.80%, 10/01/2001
     7,420,000   California State Department of                  7,354,259
                 Veteran Affairs, Home Purchase
                 Revenue Series C, AMT, Mandatory
                 Put 12/01/2001, 3.65%, 12/01/2019
     1,015,000   California Statewide Communities                1,007,672
                 Development Authority,
                 Multifamily Housing Bayport
                 Subordinated Revenue Series LL-4,
                 AMT, 4.10%, 12/01/2028
                                                            --------------
Total Housing (Cost $9,833,494)                                  9,942,001
                                                            --------------
Total Asset-Backed Securities
(Cost $9,833,494)                                                9,942,001
                                                            --------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $434,355,190)           98.28%        $442,991,329
(Note B, below)
Cash and Other Assets, Less Liabilities          1.72            7,752,466
                                               ------         ------------
Net Assets (Equivalent to $13.81
per share based on 32,637,611
shares of capital stock outstanding)           100.00%        $450,743,795
                                               ======         ============
--------------------------------------------------------------------------

(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) At September 30, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


                     Schedule of Investments--Municipal Bond Portfolios 21

--------------------------------------------------------------------------
                      Sanford C. Bernstein Fund, Inc.
                          Schedule of Investments
                  Bernstein New York Municipal Portfolio
                            September 30, 2000
--------------------------------------------------------------------------
Principal Amount              Description                    Market Value*
==========================================================================
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                               0.13%
--------------------------------------------------------------------------
       700,000   New York State Energy Research             $      700,000
                 & Development Authority, Pollution
                 Control Revenue, New York
                 Electric & Gas Series D,
                 Daily Floater, Putable Daily,
                 5.40%, 06/26/2000
       200,000   Babylon, New York Industrial                      200,000
                 Development Agency, Resource
                 Recovery Revenue, Daily Floater,
                 Putable Daily,
                 5.50%, 12/01/2024
                                                            --------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $900,000)                                                    900,000
                                                            --------------
==========================================================================
PREREFUNDED/ESCROWED:                                               22.87%
--------------------------------------------------------------------------
        15,000   New York State Power Authority                     15,182
                 Revenue Series C,
                 9.50%, 01/01/2001,
                 Escrowed to Maturity
     2,125,000   Monroe County, New York Public                  2,124,830
                 Improvement, 4.25%, 06/01/2001,
                 Escrowed to Maturity
     1,600,000   New York City Series B, AMBAC,                  1,663,776
                 8.25%, 06/01/2017,
                 Prerefunded 06/01/2001 @101.50
     1,820,000   New York State Environmental                    1,883,045
                    Facilities Corp., Pollution Control
                 Revenue, State Revolving Fund
                 Series E, 6.50%, 06/15/2014,
                 Prerefunded 06/15/2001 @102
     3,000,000   New York City Municipal Water                   3,079,860
                 Finance Authority Revenue Series A,
                 6.75%, 06/15/2017,
                 Prerefunded 06/15/2001 @101
     1,500,000   New York City Municipal Water                   1,542,480
                 Finance Authority Revenue Series A,
                 7.00%, 06/15/2009,
                 Prerefunded 06/15/2001 @101
     1,360,000   New York City Municipal Water                   1,408,579
                 Finance Authority Revenue Series C,
                 7.375%, 06/15/2014,
                 Prerefunded 06/15/2001 @101.50
     1,460,000   New York State Dormitory                        1,465,183
                 Authority, Good Samaritan
                 Hospital, Asset Guaranty,
                 4.75%, 07/01/2001,
                 Escrowed to Maturity
     2,745,000   MTA, New York Service Contract                  2,779,505
                 Commuter Facilities,
                 6.00%, 07/01/2021,
                 Prerefunded 07/01/2001 @100
       340,000   New York City Series L,                           341,887
                 5.00%, 08/01/2001,
                 Escrowed to Maturity
     4,825,000   New York State Medical Care                     5,043,235
                 Facilities Finance Agency,
                 Secured Hospital Program
                 Revenue Bonds, 7.35%, 08/15/2011,
                 Prerefunded 08/15/2001 @102
     1,000,000   New York City Series A,                         1,043,770
                 7.75%, 08/15/2015,
                 Prerefunded 08/15/2001 @101.50
     1,105,000   New York City Series A,                         1,153,366
                 7.75%, 08/15/2016,
                 Prerefunded 08/15/2001 @101.50
     1,000,000   New York City Series A,                         1,043,770
                 7.75%, 08/15/2017,
                 Prerefunded 08/15/2001 @101.50
     1,800,000   New York City Series A,                         1,881,774
                 8.00%, 08/15/2021,
                 Prerefunded 08/15/2001 @101.50
     1,925,000   Suffolk County, New York Series A,              2,020,191
                 9.50%, 10/01/2001,
                 Escrowed to Maturity
       115,000   Denver City & County, Colorado                    122,482
                 Airport Revenue Series A, AMT,
                 8.875%, 11/15/2012,
                 Prerefunded 11/15/2001 @102
     3,100,000   New York State Thruway Authority                3,209,678
                 General Revenue Series A,
                 5.75%, 01/01/2012,
                 Prerefunded 01/01/2002 @102
     1,630,000   New York State Power Authority                  1,692,543
                 Revenue Series Z,
                 6.00%, 01/01/2003,
                 Prerefunded 01/01/2002 @102
     5,015,000   New York State Power Authority                  5,222,370
                 Revenue Series AA,
                 6.25%, 01/01/2023,
                 Prerefunded 01/01/2002 @101
     7,610,000   New York State Power Authority                  7,947,427
                 Series Z, 6.50%, 01/01/2019,
                 Prerefunded 01/01/2002 @102
     1,330,000   New York State Urban Development                1,402,871
                 Corp., Correctional Facilities
                 Series 3, 7.375%, 01/01/2018,
                 Prerefunded 01/01/2002 @102
     2,500,000   New York State Local Government                 2,605,100
                 Assistance Corp. Series B,
                 6.00%, 04/01/2006,
                 Prerefunded 04/01/2002 @102

*See Note 1, page 26 in Notes to Financial Statements.


22 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     6,730,000   New York State Local Government            $    7,036,955
                 Assistance Corp. Series C,
                 6.25%, 04/01/2018,
                 Prerefunded 04/01/2002 @102
     2,150,000   New York State Local Government                 2,248,062
                 Assistance Corp. Series B,
                 6.25%, 04/01/2021,
                 Prerefunded 04/01/2002 @102
     1,400,000   New York State Thruway Authority,               1,450,736
                 Local Highway & Bridge Service
                 Contract Revenue,
                 6.25%, 04/01/2007,
                 Prerefunded 04/01/2002 @101
     1,500,000   New York State Thruway Authority                1,554,360
                 Service Contract,
                 6.25%, 04/01/2004,
                 Prerefunded 04/01/2002 @101
     1,500,000   New York State Thruway Authority,               1,557,030
                 Local Highway & Bridge Service
                 Contract Revenue,
                 6.375%, 04/01/2012,
                 Prerefunded 04/01/2002 @101
     1,225,000   New York State Local Government                 1,291,812
                 Assistance Corp. Series A,
                 6.875%, 04/01/2019,
                 Prerefunded 04/01/2002 @102
     9,130,000   New York City Municipal Water                   9,510,447
                 Finance Authority Revenue Series B,
                 6.375%, 06/15/2022,
                 Prerefunded 06/15/2002 @101
     1,240,000   MTA, New York Transit Facilities                1,304,158
                 Revenue Series J, FGIC,
                 6.375%, 07/01/2010,
                 Prerefunded 07/01/2002 @102
     2,100,000   MTA, New York Transit Facilities                2,207,625
                 Revenue Series L,
                 6.625%, 07/01/2014,
                 Prerefunded 07/01/2002 @101.50
     5,510,000   New York City Series C,                         5,801,644
                 Subseries C-1, AMBAC,
                 6.625%, 08/01/2015,
                 Prerefunded 08/01/2002 @101.50
     3,680,000   New York State Housing Finance                  3,878,757
                 Agency Service Contract Revenue
                 Series C, 6.30%, 03/15/2022,
                 Prerefunded 09/15/2002 @102
     5,490,000   New York State Power Authority                  5,654,041
                 Series CC, 5.00%, 01/01/2009,
                 Prerefunded 01/01/2003 @102
     1,955,000   New York State Power Authority                  2,013,415
                 Series CC, 5.00%, 01/01/2014,
                 Prerefunded 01/01/2003 @102
    31,715,000   New York City Health & Hospital                33,594,748
                 Corp. Series A, 6.30%, 02/15/2020,
                 Prerefunded 02/15/2003 @102
     1,725,000   New York State Medical Care                     1,784,323
                 Facilities Finance Agency,
                 Hospital & Nursing Home Insured
                 Mortgage, FHA,
                 6.35%, 02/15/2012,
                 Prerefunded 02/15/2003 @102
     5,605,000   New York State Dormitory                        5,969,493
                 Authority Revenue State
                 University Educational
                 Facilities Series A,
                 6.375%, 05/15/2014,
                 Prerefunded 05/15/2003 @102
     1,140,000   New York State Medical Care                     1,173,014
                 Facilities Finance Agency,
                 Hospital & Nursing Home Insured
                 Mortgage, FHA,
                 6.125%, 02/15/2014,
                 Prerefunded 02/15/2004 @102
     1,140,000   New York State Environmental                    1,239,773
                 Facilities Corp. Pollution
                 Control Revenue, State Water
                 Revolving Fund Series E,
                 6.70%, 06/15/2010,
                 Prerefunded 06/15/2004 @101.50
       455,000   New York State Medical Care                       456,087
                 Facilities Finance Authority,
                 Insured Mortgage Project Series A,
                 FHA, 5.40%, 08/15/2004,
                 Escrowed to Maturity
     2,800,000   New York State Thruway Authority                2,977,688
                 General Revenue Series C,
                 5.75%, 01/01/2009,
                 Prerefunded 01/01/2005 @102
     1,925,000   New York State Local Government                 2,063,388
                 Assistance Corp. Series A,
                 5.90%, 04/01/2012,
                 Prerefunded 04/01/2005 @102
       900,000   New York City Series B,                           974,385
                 6.30%, 08/15/2008,
                 Prerefunded 08/15/2005 @101
     2,220,000   New York State Power Authority                  2,435,562
                 Revenue Series W,
                 6.50%, 01/01/2008,
                 Escrowed to Maturity
     4,670,000   Niagara Falls Bridge Commission,                5,212,607
                 New York Toll Revenue,
                 6.30%, 10/01/2012,
                 Escrowed to Maturity
                                                            --------------
Total Prerefunded/Escrowed
(Cost $152,867,891)                                            154,083,014
                                                            --------------


                     Schedule of Investments--Municipal Bond Portfolios 23

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
INSURED:                                                            34.04%
--------------------------------------------------------------------------
     1,490,000   Nassau County, New York Series B,         $     1,492,429
                 AMBAC, 4.50%, 06/01/2001
     1,500,000   Chautauqua Lake Central School                  1,495,920
                 District, New York, FSA,
                 4.00%, 06/15/2001
     1,000,000   Letchworth Central School                       1,003,420
                 District, New York, FGIC,
                 4.75%, 06/15/2001
     1,000,000   Longwood Central School District,               1,003,420
                 New York, FSA, 4.75%, 06/15/2001
     2,440,000   New York State Dormitory                        2,444,465
                 Authority, Special Act School
                 Districts Program, FSA,
                 4.50%, 07/01/2001
     1,180,000   Suffolk County, New York Series B,              1,182,525
                 AMBAC, 4.50%, 08/15/2001
     3,159,000   Nassau County, New York Series D,               3,185,883
                 FSA, 5.25%, 09/01/2001
     1,520,000   Rochester, New York, MBIA,                      1,530,503
                 5.00%, 10/01/2001
     1,000,000   Buffalo, New York Series C, AMBAC,                989,020
                 3.75%, 12/01/2001
     7,910,000   Nassau County, New York Series C,               7,966,557
                 FSA, 5.125%, 01/01/2002
     2,425,000   Islip, New York Series C, FSA,                  2,433,803
                 4.75%, 01/15/2002
     1,050,000   Oyster Bay, New York, FSA,                      1,040,088
                 4.00%, 02/15/2002
     3,760,000   Nassau County, New York Series V,               3,790,531
                 AMBAC, 5.125%, 03/01/2002
     1,680,000   New York State Thruway Authority                1,714,625
                 Emergency Highway Construction
                 & Reconstruction Series A, FSA,
                 6.00%, 03/01/2002
     1,000,000   Letchworth Central School                       1,004,790
                 District, New York, FSA,
                 4.75%, 06/15/2002
     1,740,000   Dansville Central School                        1,765,909
                 District, New York, FSA,
                 5.375%, 06/15/2002
     1,950,000   New York State Dormitory                        1,967,004
                 Authority, University of
                 Rochester Series A, MBIA,
                 5.00%, 07/01/2002
     1,805,000   Suffolk County, New York Series A,              1,818,483
                 MBIA, 4.875%, 08/15/2002
     4,325,000   Port Authority of New York & New                4,363,190
                 Jersey, Consolidated 119th
                 Series, FGIC, 5.00%, 09/15/2002
     4,620,000   Rochester, New York, MBIA,                      4,667,909
                 5.00%, 10/01/2002
     1,315,000   Suffolk County, New York Judicial               1,328,360
                 Facilities Agency Agreement
                 John P. Cohalan Complex,
                 AMBAC, 5.00%, 10/15/2002
     1,850,000   Nassau County, New York Series C,               1,872,293
                 FSA, 5.125%, 01/01/2003
     1,020,000   New York State Dormitory                        1,040,278
                 Authority, Brookdale Hospital,
                 Secured Hospital Program Series J,
                 FSA, 5.50%, 02/15/2003
     2,250,000   New York State Dormitory                        2,335,950
                 Authority Lease Revenue, State
                 University Dormitory Facilities
                 Series A, AMBAC,
                 6.00%, 07/01/2003
     1,340,000   New York State Dormitory                        1,481,558
                 Authority Revenue, City
                 University Series D, FGIC,
                 8.75%, 07/01/2003
     7,610,000   Rochester, New York, MBIA,                      7,745,991
                 5.125%, 10/01/2003
       610,000   Niagara Frontier Authority, New                   612,239
                 York Airport Revenue, Greater
                 Buffalo International Airport,
                 AMBAC, AMT,
                 5.75%, 04/01/2004
     3,140,000   New York City Series E, FGIC,                   3,297,973
                 6.00%, 08/01/2004
     1,000,000   New York State Dormitory                        1,070,810
                 Authority Revenue, City
                 University Series C, AMBAC,
                 6.25%, 07/01/2005
     3,615,000   New York State Project Finance                  3,653,644
                 Agency, HUD Section 236-Series A,
                 FSA, 4.95%, 11/01/2006
     2,025,000   New York State Urban Development                2,059,587
                 Corp., Correctional Facilities
                 Series A, AMBAC,
                 5.00%, 01/01/2007
     2,000,000   Suffolk County, New York,                       2,141,820
                 Southwest Sewer District, MBIA,
                 6.00%, 02/01/2007
     2,000,000   New York State Dormitory                        2,078,180
                 Authority, State University
                 Series B, FGIC,
                 5.375%, 05/15/2007
     4,000,000   Westchester County Industrial                   4,158,280
                 Development Agency, New York
                 Resource Recovery Revenue
                 Series A, AMBAC,
                 5.60%, 07/01/2007
     1,000,000   MTA, New York Commuter Facilities               1,075,480
                 Series A, MBIA, 6.00%, 07/01/2007
     2,400,000   MTA, New York Transit Facilities                2,622,360
                 Series K, MBIA, 6.30%, 07/01/2007
     1,560,000   New York City Transportation                    1,631,838
                 Authority, Certificates of
                 Participation Series A, AMBAC,
                 5.50%, 01/01/2008


24 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     1,265,000   New York State Urban Development           $    1,323,253
                 Corp., Correctional Facilities
                 Series A, AMBAC,
                 5.50%, 01/01/2008
     1,345,000   Babylon, New York Series A, AMBAC,              1,700,120
                 9.20%, 01/15/2008
     5,100,000   New York State Dormitory                        5,076,285
                 Authority, Insured Mortgage
                 Hospital, Sound Shore Medical
                 Center, FHA, MBIA,
                 4.35%, 02/01/2008
     1,000,000   Suffolk County, New York,                       1,022,830
                 Waterworks Authority, MBIA,
                 5.10%, 06/01/2008
     1,485,000   New York State Dormitory                        1,501,112
                 Authority, New York University
                 Series B, MBIA, 5.00%, 07/01/2008
     1,910,000   MTA, New York Transit Facilities                2,033,634
                 Service Contract Series O, AMBAC,
                 5.75%, 07/01/2008
     4,575,000   New York State Series B, AMBAC,                 4,783,163
                 5.625%, 08/15/2008
     1,000,000   New York State Thruway Authority,               1,025,400
                 Highway & Bridge Trust Fund
                 Series A, MBIA,
                 5.25%, 04/01/2009
     4,055,000   New York State Dormitory                        4,256,047
                 Authority, State University
                 Series A, FGIC,
                 5.50%, 05/15/2009
     1,175,000   New York City Municipal Water                   1,236,323
                 Finance Authority Series A, MBIA,
                 5.75%, 06/15/2009
     2,000,000   New York State Dormitory                        2,113,320
                 Authority, City University Series A,
                 FSA, 5.75%, 07/01/2009
     3,630,000   New York State Dormitory                        3,835,676
                 Authority, City University Series A,
                 AMBAC, 5.75%, 07/01/2009
     1,495,000   MTA, New York Commuter Facilities               1,633,407
                 Series A, MBIA,
                 6.10%, 07/01/2009
     1,550,000   Babylon, New York Waste                         1,999,438
                 Facilities, FGIC,
                 9.00%, 08/01/2009
     1,090,000   Nassau County, New York Series G,               1,124,422
                 MBIA, 5.40%, 01/15/2010
     1,120,000   Nassau County, New York Combined                1,165,304
                 Sewer Districts Series A, AMBAC,
                 5.50%, 07/01/2010
     4,085,000   Long Island Power Authority, New                4,123,195
                 York Electric System Revenue,
                 MBIA, 5.125%, 04/01/2011
     3,415,000   New York State Dormitory                        3,414,727
                 Authority, New York University
                 Series A, MBIA, 5.00%, 07/01/2011
     1,085,000   New York State Dormitory                        1,098,942
                 Authority, New York Medical
                 College, MBIA,
                 5.25%, 07/01/2011
     1,000,000   Nassau County, New York Series A,               1,078,790
                 AMBAC, 6.00%, 07/01/2011
     2,725,000   New York City Educational                       2,789,719
                 Construction Fund, MBIA,
                 5.50%, 10/01/2011
     1,540,000   New York State Dormitory                        1,640,100
                 Authority, New York University
                 Series A, MBIA,
                 5.75%, 07/01/2012
     1,000,000   Nassau County, New York Series A,               1,077,760
                 FGIC, 6.00%, 07/01/2012
     1,630,000   Islip, New York Resource Recovery               1,710,457
                 Agency Revenue Series B, AMBAC,
                 AMT, 6.125%, 07/01/2012
     1,100,000   Albany County, New York, FGIC,                  1,093,136
                 5.00%, 10/01/2012
     1,850,000   New York State Dormitory                        1,819,253
                 Authority, Municipal Health
                 Facilities Series 1, FSA,
                 5.125%, 01/15/2013
     1,110,000   New York State Dormitory                        1,110,777
                 Authority, Mental Health Services
                 Facilities Series D, MBIA,
                 5.25%, 02/15/2013
     1,000,000   New York City Municipal Water                   1,073,640
                 Finance Authority Series A, AMBAC,
                 5.875%, 06/15/2013
     1,135,000   New York State Dormitory                        1,195,359
                 Authority, City University
                 System Series 1, FSA,
                 5.75%, 07/01/2013
     1,000,000   Nassau County, New York Series A,               1,075,700
                 FGIC, 6.00%, 07/01/2013
     1,140,000   New York State Dormitory                        1,116,288
                 Authority, Brookdale Hospital,
                 Secured Hospital Program, MBIA,
                 5.20%, 02/15/2014
     1,000,000   New York State Urban Development                  978,570
                 Corp., Community Enhancement
                 Facilities, AMBAC,
                 5.125%, 04/01/2014
     1,095,000   Clifton Park, New York Water                    1,060,727
                 Authority, FGIC,
                 5.00%, 10/01/2014
     4,265,000   New York State Dormitory                        4,128,307
                 Authority, Municipal Health
                 Facilities Improvement Project
                 Series 1, FSA, 5.125%, 01/15/2015
     3,930,000   New York State Dormitory                        3,813,711
                 Authority, Secured Hospital
                 Program Series E,
                 MBIA, 5.20%, 02/15/2015


                     Schedule of Investments--Municipal Bond Portfolios 25

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     1,050,000   New York State Medical Care                $    1,129,212
                 Facilities Finance Authority,
                 Mental Health Services, MBIA,
                 6.15%, 02/15/2015
     1,335,000   New York State Local Government                 1,266,741
                 Assistance Corp. Series A, FGIC,
                 5.00%, 04/01/2015
     7,860,000   MTA, New York Dedicated Tax Fund                7,719,306
                 Series A, FSA,
                 5.25%, 04/01/2015
     1,355,000   Port Authority of New York & New                1,292,277
                 Jersey Consolidated 117th Series,
                 FGIC, AMT,
                 5.125%, 11/15/2015
     6,450,000   Long Island Power Authority, New                6,184,776
                 York Electric System Revenue
                 Series A, FSA,
                 5.00%, 12/01/2015
     2,330,000   New York State Urban Development                2,270,212
                 Corp., Correctional Facilities
                 Series B, AMBAC,
                 5.25%, 01/01/2016
     5,820,000   New York State Dormitory                        5,599,189
                 Authority Revenue,
                 Wyckoff Heights Series H, MBIA,
                 5.20%, 02/15/2016
     1,000,000   New York State Dormitory                          962,060
                 Authority, North General
                 Hospital, Secured Hospital
                 Program Series G, MBIA,
                 5.20%, 02/15/2016
     5,905,000   New York State Dormitory                        6,266,858
                 Authority, State University
                 Educational Facilities
                 Series 1989 Resources, MBIA,
                 6.00%, 05/15/2016
     2,240,000   New York City Series B, FSA,                    2,181,155
                 5.25%, 08/01/2016
     1,310,000   New York State Thruway Authority,               1,231,452
                 Highway & Bridge Trust Fund
                 Series B, FSA,
                 5.00%, 04/01/2017
     1,985,000   New York State Dormitory                        2,126,332
                 Authority, State University
                 Series A, MBIA,
                 6.00%, 07/01/2017
     2,045,000   New York State Series D, AMBAC,                 1,903,220
                 5.00%, 07/15/2017
     4,860,000   New York State Dormitory                        4,515,523
                 Authority, Mental Health
                 Services Series D, MBIA,
                 5.00%, 08/15/2017
     8,165,000   Triborough Bridge & Tunnel                      7,672,079
                 Authority, New York Special
                 Obligation Series A, MBIA,
                 5.125%, 01/01/2018
     1,000,000   MTA, New York Transit Facilities                  934,050
                 Revenue Series B-1, AMBAC,
                 5.00%, 07/01/2018
     1,000,000   New York State Dormitory                        1,066,660
                 Authority, New York University
                 Series A, MBIA,
                 6.00%, 07/01/2018
     1,780,000   New York State Dormitory                        1,695,236
                 Authority Revenue, Mental Health
                 Services Series C, MBIA,
                 5.25%, 02/15/2019
     3,520,000   New York State Dormitory                        3,749,469
                 Authority, New York University
                 Series A, MBIA,
                 6.00%, 07/01/2019
     1,370,000   New York State Local Government                 1,241,398
                 Assistance Corp. Series B,
                 MBIA, 5.00%, 04/01/2021
     3,300,000   New York City Municipal Water                   2,989,998
                 Finance Authority Revenue Series C,
                 FGIC, 5.00%, 06/15/2021
     1,220,000   New York City Series D, MBIA,                   1,154,889
                 5.25%, 08/01/2021
     1,000,000   New York City Municipal Water                     926,490
                 Finance Authority Series A, AMBAC,
                 5.125%, 06/15/2022
     2,500,000   Long Island Power Authority, New                2,311,325
                 York Electric System Revenue
                 Series A, FSA,
                 5.125%, 12/01/2022
     1,240,000   New York City Series J, MBIA,                   1,121,047
                 5.00%, 08/01/2023
     1,505,000   New York State Energy Research &                1,525,498
                 Development Authority, Con Edison
                 Facilities, AMBAC,
                 6.75%, 01/15/2027
                                                            --------------
Total Insured (Cost $227,687,605)                              229,332,459
                                                            --------------
==========================================================================
TAX SUPPORTED:                                                      24.70%
--------------------------------------------------------------------------
Local General Obligations: 5.28%
     1,050,000   Manhasset Union Free School                     1,057,529
                 District, New York,
                 7.30%, 01/01/2001
       980,000   Monroe County, New York Public                    980,020
                 Improvement, 4.25%, 06/01/2001
       615,000   New York City Series C,                           633,598
                 6.30%, 08/01/2002
     5,025,000   New York City Series B,                         5,126,857
                 5.70%, 08/15/2002
     1,180,000   New York City Series D,                         1,201,110
                 5.40%, 02/15/2003
     1,015,000   New York City Series B,                         1,073,139
                 6.75%, 08/15/2003
     4,315,000   New York City Series B,                         4,538,042
                 7.50%, 02/01/2004


26 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     2,400,000   New York City Series E,                    $    2,562,936
                 6.60%, 08/01/2004
     1,000,000   Westchester County, New York,                   1,097,130
                 7.10%, 12/01/2004
     1,000,000   New York City Series C,                         1,035,180
                 5.60%, 02/01/2005
     1,310,000   New York City Series G,                         1,371,531
                 5.75%, 02/01/2006
     1,000,000   New York City Series I,                         1,072,690
                 6.25%, 04/15/2006
     1,300,000   Westchester County, New York                    1,446,497
                 Series A, 6.75%, 02/01/2007
     2,000,000   New York City Series F,                         2,080,520
                 5.50%, 08/01/2007
     4,455,000   New York City Series B,                         4,766,895
                 6.30%, 08/15/2008
     2,600,000   Onondaga County, New York,                      2,759,744
                 5.70%, 04/01/2009
     2,600,000   Onondaga County, New York,                      2,760,264
                 5.70%, 04/01/2011
                                                            --------------
Total Local General Obligations
(Cost $34,225,721)                                              35,563,682
                                                            --------------
Tax Lease: 11.38%
     1,000,000   New York State Urban Development                1,001,310
                 Corp. Correctional Facilities
                 Series B, 5.00%, 01/01/2001
     1,900,000   New York State Dormitory                        1,901,501
                 Authority, North General
                 Hospital, Secured Hospital
                 Program Series G,
                 5.00%, 02/15/2001
     1,100,000   New York State Dormitory                        1,098,537
                 Authority, Community Enhancement
                 Facilities Series B,
                 4.375%, 04/01/2001
     1,735,000   New York State Urban Development                1,736,076
                 Corp. Community Enhancement
                 Facilities Series A,
                 4.50%, 04/01/2001
     1,315,000   New York State Dormitory                        1,320,260
                 Authority Revenue, Service
                 Contract Series C,
                 5.15%, 04/01/2001
     3,505,000   MTA, New York Commuter Facilities               3,525,294
                 Service Contract Series O,
                 5.25%, 07/01/2001
     1,920,000   MTA, New York Transit Facilities                1,931,117
                 Service Contract Series O,
                 5.25%, 07/01/2001
     4,145,000   New York State Certificates of                  4,129,580
                 Participation, 4.25%, 08/01/2001
     1,450,000   New York State Certificates                     1,457,612
                 of Participation,
                 5.00%, 09/01/2001
     3,820,000   New York State Dormitory                        3,837,763
                 Authority, Jamaica Hospital
                 Secured Hospital Program,
                 5.00%, 02/15/2002
     2,665,000   New York State Dormitory                        2,677,392
                 Authority, Wyckoff Heights
                 Secured Hospital Program,
                 5.00%, 02/15/2002
     2,615,000   New York State Dormitory                        2,611,260
                 Authority, Community Enhancement
                 Facilities Series B,
                 4.50%, 04/01/2002
     2,700,000   New York State Urban Development                2,696,139
                 Corp., Community Enhancement
                 Facilities Series A,
                 4.50%, 04/01/2002
     2,345,000   New York State Dormitory                        2,363,385
                 Authority Revenue, Service
                 Contract Series C,
                 5.15%, 04/01/2002
     3,900,000   New York State Dormitory                        3,923,595
                 Authority, City University System
                 Consolidated Series 1,
                 5.00%, 07/01/2002
     1,000,000   New York State Medical Care                     1,030,050
                 Facilities Finance Agency Mental
                 Health Services Series F,
                 6.00%, 02/15/2003
       720,000   New York State Medical Care                       744,826
                 Facilities Finance Authority,
                 Mental Health Services Series F,
                 6.20%, 02/15/2003
     1,335,000   New York State Dormitory                        1,353,944
                 Authority Revenue, State Service
                 Contract Series C,
                 5.25%, 04/01/2003
     2,000,000   New York State Thruway Authority                2,062,260
                 Service Contract,
                 6.20%, 04/01/2003
     1,000,000   Puerto Rico Commonwealth Urban                  1,013,580
                 Renewal & Housing Corp.,
                 7.875%, 10/01/2004
     2,000,000   New York State Urban Development                2,093,280
                 Corp., Correctional Facilities
                 Series 5, 6.00%, 01/01/2005
     1,165,000   MTA, New York Transit Facilities                1,190,840
                 Service Contract,
                 5.30%, 07/01/2005
     1,020,000   New York State Dormitory                        1,059,749
                 Authority, City University Series A,
                 5.70%, 07/01/2005
     1,780,000   New York State Dormitory                        1,849,367
                 Authority, City University Series D,
                 5.70%, 07/01/2005


                     Schedule of Investments--Municipal Bond Portfolios 27

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     1,000,000   New York State Urban Development           $    1,018,240
                 Corp., Correctional Facilities
                 Series 4, 5.25%, 01/01/2006
     1,645,000   MTA, New York Transit Facilities                1,689,744
                 Service Contract,
                 5.40%, 07/01/2006
     1,250,000   MTA, New York Transit Facilities                1,287,525
                 Service Contract,
                 5.45%, 07/01/2007
     3,510,000   New York State Dormitory                        3,685,395
                 Authority, City University Series 2,
                 5.75%, 07/01/2007
     2,980,000   New York State Dormitory                        3,261,908
                 Authority, Mental Health Services,
                 6.50%, 02/15/2008
     1,905,000   New York State Thruway Authority                1,915,992
                 Service Contract,
                 5.125%, 04/01/2008
     1,505,000   New York State Dormitory                        1,576,187
                 Authority, Mental Health Services,
                 5.70%, 02/15/2009
     1,505,000   New York State Dormitory                        1,657,652
                 Authority, Mental Health Services,
                 6.50%, 02/15/2009
     2,215,000   New York State Urban Development                2,316,535
                 Corp., Correctional Facilities
                 Series A, 5.70%, 04/01/2009
     1,125,000   New York State Dormitory                        1,174,860
                 Authority, City University Series A,
                 5.75%, 07/01/2009
     1,490,000   Triborough Bridge & Tunnel                      1,589,681
                 Authority, New York Convention
                 Center Series E,
                 6.00%, 01/01/2011
     1,000,000   New York State Dormitory                        1,003,240
                 Authority, Westchester County
                 Court Facilities, AMBAC Surety,
                 5.125%, 08/01/2012
     3,890,000   New York State Dormitory                        3,807,882
                 Authority, Westchester County
                 Court Facilities, AMBAC Surety,
                 5.25%, 08/01/2016
     2,090,000   New York State Dormitory                        2,032,964
                 Authority, Westchester County
                 Court Facilities, AMBAC Surety,
                 5.25%, 08/01/2017
                                                            --------------
Total Tax Lease (Cost $75,419,943)                              76,626,522
                                                            --------------
Special Tax: 7.65%
     1,235,000   MAC New York Series I,                          1,251,290
                 5.25%, 07/01/2002
     3,780,000   MAC New York Series J,                          3,845,545
                 5.50%, 07/01/2002
     7,925,000   MAC New York Series E,                          8,321,171
                 6.00%, 07/01/2004
    10,530,000   MAC New York Series J,                         11,056,394
                 6.00%, 07/01/2004
     9,855,000   MAC New York Series E,                         10,448,862
                 6.00%, 07/01/2005
     3,035,000   New York State Local Government                 3,260,136
                 Assistance Corp. Series A,
                 6.00%, 04/01/2008
     4,185,000   New York City Transitional                      4,241,414
                 Finance Authority Series C,
                 5.25%, 05/01/2012
     1,740,000   New York State Local Government                 1,744,489
                 Assistance Corp. Series D,
                 5.375%, 04/01/2014
     2,775,000   New York City Transitional                      2,753,633
                 Finance Authority Series C,
                 5.25%, 05/01/2014
     1,185,000   New York City Transitional                      1,149,249
                 Finance Authority Series B,
                 5.125%, 11/01/2015
     3,910,000   New York City Transitional                      3,466,332
                 Finance Authority Series C,
                 5.00%, 05/01/2026
                                                            --------------
Total Special Tax (Cost $51,028,483)                            51,538,515
                                                            --------------
Miscellaneous Tax: 0.39%
     2,630,000   Puerto Rico Municipal Finance                   2,642,913
                 Agency Series A,
                 5.00%, 08/01/2001
                                                            --------------
Total Miscellaneous Tax (Cost $2,638,587)                        2,642,913
                                                            --------------
Total Tax Supported (Cost $163,312,734)                        166,371,632
                                                            --------------
==========================================================================
REVENUE:                                                            16.62%
--------------------------------------------------------------------------
Airport Revenue: 0.66%
     1,300,000   Denver City & County, Colorado                  1,378,351
                 Airport Revenue Series B, AMT,
                 7.25%, 11/15/2005
     1,495,000   New York City Industrial                        1,560,257
                 Development Agency, Special
                 Facilities Revenue, Terminal One
                 Group Association Limited
                 Partnership Project, AMT,
                 6.00%, 01/01/2007
       310,000   Denver City & County, Colorado                    328,662
                 Airport Revenue Series A, AMT,
                 8.875%, 11/15/2012
     1,000,000   Denver City & County, Colorado                  1,173,220
                 Airport Revenue Series D, AMT,
                 7.75%, 11/15/2013
                                                            --------------
Total Airport Revenue (Cost $4,141,016)                          4,440,490
                                                            --------------
Electric Revenue: 3.26%
     2,070,000   Long Island Power Authority, New                2,068,116
                 York Electric System Revenue
                 Series A, 4.10%, 12/01/2000
     9,045,000   Long Island Power Authority, New                9,029,262
                 York Electric System Revenue,
                 4.25%, 04/01/2001
                 (Note B, p. 30)


28 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     1,595,000   Virgin Islands Water & Power               $    1,598,589
                 Authority, Electric System
                 Revenue, 5.00%, 07/01/2001
     4,650,000   Long Island Power Authority, New                4,680,271
                 York Electric System Revenue
                 Series A, 5.25%, 12/01/2001
     4,560,000   Long Island Power Authority, New                4,584,670
                 York Electric System Revenue,
                 5.00%, 04/01/2002
                                                            --------------
Total Electric Revenue (Cost $22,087,724)                       21,960,908
                                                            --------------
Health Care Revenue: 1.03%
     1,410,000   New York State Medical Care                     1,450,763
                 Facilities Finance Authority,
                 Hospital & Nursing Home Insured
                 Mortgage, FHA,
                 5.875%, 02/15/2005
        35,000   New York State Dormitory                           35,320
                 Authority, St. John's Nursing
                 Home, FHA,
                 5.35%, 02/01/2006
     3,945,000   New York State Medical Care                     4,049,187
                 Facilities Finance Agency,
                 Hospital & Nursing Home Insured
                 Mortgage Series C,
                 6.25%, 08/15/2012
     1,370,000   New York State Medical Care                     1,409,675
                 Facilities Finance Agency,
                 Hospital & Nursing Home Insured
                 Mortgage Series A, FHA,
                 6.125%, 02/15/2014
                                                            --------------
Total Health Care Revenue (Cost $6,994,688)                      6,944,945
                                                            --------------
Higher Education Revenue: 0.51%
     1,000,000   New York State Dormitory                        1,005,440
                 Authority, Columbia University,
                 5.00%, 07/01/2001
     1,000,000   New York State Dormitory                        1,054,220
                 Authority, Columbia University,
                 5.625%, 07/01/2006
     1,290,000   New York State Dormitory                        1,372,754
                 Authority, Columbia University,
                 5.75%, 07/01/2007
                                                            --------------
Total Higher Education Revenue
(Cost $3,288,580)                                                3,432,414
                                                            --------------
Toll Revenue: 1.87%
       725,000   Triborough Bridge & Tunnel                        764,368
                 Authority, New York Toll Revenue
                 Series Y, 5.80%, 01/01/2006
     2,370,000   Triborough Bridge & Tunnel                      2,345,731
                 Authority, New York Toll Revenue
                 Series A, 5.00%, 01/01/2012
     9,370,000   Triborough Bridge & Tunnel                      9,510,269
                 Authority, New York Toll Revenue
                 Series Y, 5.50%, 01/01/2017
                                                            --------------
Total Toll Revenue (Cost $12,863,066)                           12,620,368
                                                            --------------
Water/Sewer Revenue: 6.50%
     1,510,000   New York State Environmental                    1,536,153
                 Facilities Corp. Pollution Control
                 Revenue, State Revolving Fund,
                 New York City Municipal
                 Water Finance Authority Series 90-A,
                 7.30%, 06/15/2001
     1,345,000   New York City Municipal Water                   1,378,033
                 Finance Authority Series A,
                 6.60%, 06/15/2002
     2,510,000   New York State Environmental                    2,636,002
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 92-B,
                 6.25%, 09/15/2005
     2,510,000   New York State Environmental                    2,637,759
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 92-B,
                 6.35%, 09/15/2006
     1,000,000   Ulster County Resource Recovery                 1,029,190
                 Agency, New York Solid Waste
                 System, 5.90%, 03/01/2007
     1,000,000   New York State Environmental Facilities         1,054,820
                 Corp., Pollution Control Revenue,
                 State Revolving Fund, New York City
                 Municipal Water Finance Authority
                 Series 94-A, 5.75%, 06/15/2007
     1,885,000   New York State Environmental                    2,027,619
                 Facilities Corp., Pollution
                 Control Revenue, State Revolving
                 Fund, New York City Municipal
                 Water Finance Authority Series 97-D,
                 6.00%, 06/15/2007
     2,975,000   New York State Environmental                    3,060,263
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 95-A,
                 5.20%, 05/15/2008
     3,085,000   New York State Environmental                    3,181,931
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 95-A,
                 5.30%, 05/15/2009
     1,485,000   New York City Municipal Water                   1,609,265
                 Finance Authority Revenue Series A,
                 6.00%, 06/15/2009
       780,000   New York State Environmental                      803,985
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 95-A,
                 5.40%, 05/15/2010
     3,865,000   New York State Environmental                    3,879,455
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 96-A,
                 4.95%, 06/15/2010


                     Schedule of Investments--Municipal Bond Portfolios 29

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     3,800,000   New York State Environmental               $    3,921,372
                 Facilities Corp., Pollution
                 Control Revenue, State Revolving
                 Fund, New York City Municipal
                 Water Finance Authority Series 95-B,
                 5.50%, 06/15/2010
     1,395,000   New York City Municipal Water                   1,515,570
                 Finance Authority Series A,
                 6.00%, 06/15/2010
     4,680,000   New York State Environmental                    4,999,691
                 Facilities Corp., Pollution
                 Control Revenue, State Revolving
                 Fund, New York City Municipal
                 Water Finance Authority Series 94-A,
                 5.75%, 06/15/2011
     1,000,000   New York State Environmental                    1,023,100
                 Facilities Corp., Pollution
                 Control Revenue, State Revolving
                 Fund, New York City Municipal
                 Water Finance Authority Series 90-A,
                 7.50%, 06/15/2012
     1,015,000   New York State Environmental                      999,217
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 96-A,
                 5.20%, 12/15/2015
     1,440,000   New York State Environmental                    1,358,150
                 Facilities Corp., Pooled Loan,
                 State Revolving Funds Series 98-D,
                 5.15%, 10/15/2019
     5,000,000   New York State Environmental                    5,124,700
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 00-B,
                 5.875%, 07/15/2020
                                                            --------------
Total Water/Sewer Revenue (Cost $42,498,535)                    43,776,275
                                                            --------------
Miscellaneous Revenue: 2.79%
     1,230,000   TSASC, Inc. New York Series 1,                  1,220,455
                 Tobacco Flexible Amortization
                 Bonds, 4.50%, 07/15/2003
     3,495,000   Battery Park City Authority, New                3,637,736
                 York Revenue Series A,
                 6.00%, 11/01/2003
     2,000,000   New York Convention Center                      2,030,620
                 Operating Corp., Certificates
                 of Participation, Yale Building
                 Acquisition Project,
                 6.50%, 12/01/2004
     1,555,000   TSASC, Inc. New York Series 1,                  1,543,633
                 Tobacco Flexible Amortization
                 Bonds, 4.60%, 07/15/2005
     1,000,000   Port Authority of New York & New                1,005,970
                 Jersey, Consolidated 91st Series,
                 5.125%, 11/15/2011
     1,135,000   Erie County, New York, Tobacco                  1,123,196
                 Asset, Senior Class A,
                 5.75%, 07/15/2014 (Note C, below)
     1,960,000   Erie County, New York, Tobacco                  1,937,440
                 Asset, Senior Class A,
                 6.00%, 07/15/2020 (Note C, below)
     5,265,000   Monroe Tobacco Asset                            5,258,524
                 Securitization Corp., New
                 York Tobacco Settlement Revenue,
                 Asset Backed, 6.15%, 06/01/2025
     1,000,000   Port Authority of New York & New                1,052,500
                 Jersey, Consolidated 72nd Series,
                 7.35%, 10/01/2027
                                                            --------------
Total Miscellaneous Revenue
(Cost $18,725,734)                                              18,810,074
                                                            --------------
Total Revenue (Cost $110,599,343)                              111,985,474
                                                            --------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $655,367,573)           98.36%        $662,672,579
(Note D, below)
Cash and Other Assets, Less Liabilities          1.64           11,050,662
                                               ------         ------------
Net Assets (Equivalent to $13.37
per share based on 50,392,615
shares of capital stock outstanding)           100.00%        $673,723,241
                                               ======         ============
--------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration
(B) Represents entire or partial position segregated as collateral for when-issued securities
(C) When-issued security
(D) At September 30, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


30 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

--------------------------------------------------------------------------
                      Sanford C. Bernstein Fund, Inc.
                          Schedule of Investments
                         Bernstein Short Duration
                      Diversified Municipal Portfolio
                            September 30, 2000
--------------------------------------------------------------------------
Principal Amount              Description                    Market Value*
==========================================================================
SHORT-TERM INVESTMENTS:                                              4.98%
--------------------------------------------------------------------------
Municipal Note: 4.47%
     7,030,000   Texas State Tax and Revenue                $    7,083,779
                 Anticipation Notes,
                 5.25%, 08/31/2001
                                                            --------------
Total Municipal Note (Cost $7,091,189)                           7,083,779
                                                            --------------
Tax Exempt Variable-Rate Demand Note: 0.51%
       800,000   Phenix County Industrial                          800,000
                 Development Board, Alabama
                 Environmental Improvement
                 Revenue, Daily Floater, Putable
                 Daily, 5.55%, 03/01/2031
                                                            --------------
Total Tax Exempt Variable-Rate Demand Note
(Cost $800,000)                                                    800,000
                                                            --------------
Total Short-Term Investments
(Cost $7,891,189)                                                7,883,779
                                                            --------------
==========================================================================
PREREFUNDED/ESCROWED:                                               25.12%
--------------------------------------------------------------------------
     1,530,000   Pennsylvania State Industrial                   1,588,767
                 Development Authority Revenue,
                 Economic Development Series A,
                 7.00%, 01/01/2011,
                 Prerefunded 07/01/2001 @102
     1,100,000   Kentucky State Property and                     1,117,116
                 Buildings Commission Revenue,
                 Project Number 51,
                 6.30%, 08/01/2001,
                 Escrowed to Maturity
     1,500,000   Philadelphia, Pennsylvania Water                1,566,705
                 & Sewer Revenue Sixteenth Series,
                 7.50%, 08/01/2010,
                 Prerefunded 08/01/2001 @102
     1,070,000   Jacksonville Health Facilities                  1,073,991
                 Authority, Florida Charity
                 Obligated Group Series C,
                 4.75%, 08/15/2001,
                 Escrowed to Maturity
     1,650,000   East Liverpool, Ohio Hospital                   1,741,426
                 Revenue, East Liverpool City
                 Hospital Series A,
                 8.125% 10/01/2011,
                 Prerefunded 10/01/2001 @102
     3,750,000   Pennsylvania State Second Series A,             3,887,325
                 6.50%, 11/01/2008,
                 Prerefunded 11/01/2001 @101.50
     4,115,000   Philadelphia Municipal Authority,               4,314,660
                 Pennsylvania Revenue, Justice
                 Lease Series B, FGIC,
                 7.125%, 11/15/2018,
                 Prerefunded 11/15/2001 @102
     3,735,000   Pennsylvania State Turnpike                     3,923,431
                 Commission Revenue Series J,
                 FGIC, 7.20%, 12/01/2017,
                 Prerefunded 12/01/2001 @102
     3,255,000   New Jersey Sports & Exposition                  3,407,497
                 Authority State Contract Series A,
                 6.50%, 03/01/2019,
                 Prerefunded 03/01/2002 @102
     2,850,000   Metropolitan Government of                      2,976,654
                 Nashville and Davidson County,
                 Tennessee, 6.15%, 05/15/2025,
                 Prerefunded 05/15/2002 @102
     2,600,000   Florida State Board of Education                2,688,998
                 Capital Outlay, Public Education
                 Series B, 6.00%, 06/01/2015,
                 Prerefunded 06/01/2002 @101
     2,425,000   Pennsylvania Intergovernmental                  2,516,156
                 Cooperation Authority Special Tax
                 Revenue, City of Philadelphia
                 Funding Program,
                 6.80%, 06/15/2022,
                 Prerefunded 06/15/2002 @100
     1,900,000   Massachusetts State Water                       2,001,954
                 Resources Authority Series A,
                 6.50%, 07/15/2021,
                 Prerefunded 7/15/2002 @102
     3,230,000   New Jersey State,                               3,384,039
                 6.375%, 08/01/2009,
                 Prerefunded 08/01/2002 @101.50
     1,000,000   Denver City & County, Colorado                  1,073,630
                 Airport Revenue Series A,
                 7.25%, 11/15/2025,
                 Prerefunded 11/15/2002 @102
     1,425,000   Lower Colorado River Authority,                 1,471,996
                 Texas Revenue, Fifth Supply
                 Series, 5.25%, 01/01/2005,
                 Prerefunded 01/01/2003 @102
     1,000,000   Chicago, Illinois Emergency                     1,040,230
                 Telephone System, FGIC,
                 5.625%, 01/01/2023,
                 Prerefunded 01/01/2003 @102
                                                            --------------
Total Prerefunded/Escrowed (Cost $39,800,038)                   39,774,575
                                                            --------------

*See Note 1, page 26 in Notes to Financial Statements.


                     Schedule of Investments--Municipal Bond Portfolios 31

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
INSURED:                                                            25.61%
--------------------------------------------------------------------------
     5,080,000   Carrollton & Henderson Public              $    5,073,498
                 Energy Authority, Kentucky Trust
                 Series A, FSA,
                 4.50%, 01/01/2001
     1,750,000   Philadelphia Hospital & Higher                  1,755,075
                 Education Facility Authority,
                 Pennsylvania Revenue, Jefferson
                 Health System Series A, MBIA,
                 5.00%, 05/15/2001
     1,790,000   Knox County, Ohio Hospital                      1,780,495
                 Facilities Revenue, Knox
                 Community Hospital, Asset
                 Guaranty, 4.00%, 06/01/2001
     1,000,000   Washoe County School District,                    998,790
                 Nevada, FGIC,
                 4.25%, 06/01/2001
     1,045,000   Clark County School District,                   1,051,270
                 Nevada Series A, MBIA,
                 5.25%, 06/15/2001
     1,600,000   Pima County, Arizona, FGIC,                     1,605,584
                 4.75%, 07/01/2001
     1,690,000   Rockdale County Water & Sewer                   1,695,290
                 Authority, Georgia Revenue Series B,
                 MBIA, 4.75%, 07/01/2001
     1,954,190   Municipal Tax Exempt Trust,                     1,947,175
                 Certificate Class A-2, MBIA,
                 3.60%, 07/06/2001
     2,300,000   Texas Municipal Power Agency                    2,325,231
                 Revenue, MBIA,
                 5.60%, 09/01/2001
     1,175,000   New Haven, Connecticut Series B,                1,192,296
                 FSA, 5.75%, 11/01/2001
     1,000,000   Chicago, Illinois Series A, FGIC,               1,011,870
                 5.50%, 01/01/2002
     1,650,000   Massachusetts State Housing                     1,628,748
                 Finance Agency, Construction Loan
                 Notes Series A, FSA, AMT,
                 4.10%, 03/01/2002
     3,130,000   Pennsylvania State First Series,                3,173,945
                 FGIC, 5.375%, 05/15/2002
     1,000,000   Louisville and Jefferson County                 1,069,370
                 Metropolitan Sewer District,
                 Kentucky Sewer and Drain
                 Systems Series A, FGIC,
                 9.00%, 05/15/2002
     3,465,000   Florida State Department of                     3,511,292
                 Environmental Protection,
                 Preservation Revenue Series A,
                 FGIC, 5.25%, 07/01/2002
     2,380,000   Regional Transportation                         2,429,123
                 Authority, Illinois, MBIA,
                 5.75%, 07/01/2002
     3,000,000   Dallas, Texas Civic Center                      3,076,710
                 Convention, Refunding and
                 Improvement, MBIA,
                 6.00%, 08/15/2002
     3,000,000   New Jersey State Transit                        3,016,980
                 Corp., Capital Grant
                 Anticipation Notes Series A,
                 AMBAC, 5.00%, 02/01/2003
     1,270,000   Miami Beach Health Facilities                   1,234,948
                 Authority, Florida Hospital
                 Revenue, South Shore Hospital
                 Series A, ACA,
                 4.30%, 08/01/2003
     1,000,000   Pennsylvania Economic                             967,710
                 Development Financing Authority
                 Revenue, Northwestern Human
                 Services Series A, ACA,
                 4.60%, 06/01/2004
                                                            --------------
Total Insured (Cost $40,531,535)                                40,545,400
                                                            --------------
==========================================================================
TAX SUPPORTED:                                                      32.12%
--------------------------------------------------------------------------
State General Obligations: 5.69%
     1,000,000   Maryland State First Series,                    1,003,250
                 6.60%, 03/01/2001
     1,870,000   Utah State,                                     1,892,758
                 6.00%, 07/01/2001
     1,480,000   Utah State Series F,                            1,493,646
                 5.00%, 07/01/2002
     4,500,000   South Carolina State School                     4,623,165
                 Facility Series A, State Aid
                 Withholding, 5.75%, 01/01/2003
                                                            --------------
Total State General Obligations
(Cost $8,989,169)                                                9,012,819
                                                            --------------
Local General Obligations: 18.09%
     4,790,000   King County, Washington Series A,               4,786,072
                 4.00%, 12/01/2000
     2,000,000   Charleston County School                        1,997,380
                 District, South Carolina,
                 4.00%, 02/01/2001
       695,000   Fairfax County, Virginia Series B,                697,321
                 5.50%, 05/01/2001
     1,000,000   Columbus, Ohio Limited Tax Series 1,            1,000,290
                 4.25%, 06/15/2001
     1,000,000   Pima County Community College                   1,001,680
                 District, Arizona Project of 1995
                 Series B, 4.50%, 07/01/2001
     2,800,000   Denver City & County, Colorado                  2,809,744
                 Airport Revenue Series B,
                 4.75%, 08/01/2001
     1,115,000   Columbus, Ohio Sewer Improvement                1,137,189
                 Bonds, 6.50%, 09/15/2001
     1,145,000   Fairfax County, Virginia Public                 1,145,572
                 Improvement Series B,
                 4.50%, 12/01/2001


32 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     3,125,000   Seattle, Washington Series B,              $    3,142,969
                 5.00%, 12/01/2001
     1,400,000   Loudoun County, Virginia Public                 1,417,458
                 Improvement Series B,
                 5.50%, 01/01/2002
     2,665,000   Boston, Massachusetts Bond                      2,695,381
                 Anticipation Notes Series B,
                 5.25%, 05/01/2002
     1,000,000   Houston Independent School                      1,008,400
                 District, Texas Public Property
                 Finance Contractual Obligation,
                 5.00%, 07/15/2002
       500,000   New York City Series G,                           512,070
                 5.70%, 02/01/2003
     5,200,000   Harris County Flood Control                     5,280,548
                 District, Texas,
                 6.125%, 10/01/2003
                                                            --------------
Total Local General Obligations
(Cost $28,620,712)                                              28,632,074
                                                            --------------
Tax Lease: 1.56%
     1,570,000   Washington State Department of                  1,573,752
                 Transportation, Certificates of
                 Participation, 4.70%, 07/01/2001
       875,000   Cleveland, Ohio Motorized Vehicles                888,388
                 & Equipment, Certificates of
                 Participation, 7.10%, 07/01/2002
                                                            --------------
Total Tax Lease (Cost $2,467,877)                                2,462,140
                                                            --------------
Special Tax: 5.51%
     1,400,000   Virgin Islands Public Financing                 1,400,000
                 Authority Revenue, Subordinated
                 Lien Fund Loan Notes Series D,
                 5.50%, 10/01/2000
     1,000,000   New Mexico State Highway                        1,016,910
                 Commission Tax Revenue, Senior
                 Subordinated Lien Series A,
                 5.50%, 06/15/2002
     6,200,000   New Mexico State Severance Tax,                 6,307,508
                 5.50%, 07/01/2002
                                                            --------------
Total Special Tax (Cost $8,682,622)                              8,724,418
                                                            --------------
Miscellaneous Tax: 1.27%
     1,000,000   Puerto Rico Municipal Finance                   1,004,910
                 Agency Series B,
                 5.00%, 08/01/2001
     1,000,000   Indiana Bond Bank, Special                      1,009,070
                 Program Series A,
                 5.50%, 02/01/2002
                                                            --------------
Total Miscellaneous Tax (Cost $2,010,770)                        2,013,980
                                                            --------------
Total Tax Supported (Cost $50,771,150)                          50,845,431
                                                            --------------
==========================================================================
REVENUE:                                                             7.92%
--------------------------------------------------------------------------
Airport Revenue: 1.83%
     2,125,000   Metropolitan Washington Airport                 2,136,029
                 Authority, District of Columbia
                 Revenue Series B,
                 5.00%, 10/01/2001
       750,000   St. Louis, Missouri Airport                       758,197
                 Revenue, 6.25%, 01/01/2002
                                                            --------------
Total Airport Revenue (Cost $2,892,779)                          2,894,226
                                                            --------------
Electric Revenue: 1.50%
     1,355,000   Massachusetts Municipal Wholesale               1,371,680
                 Electric Company Series A,
                 6.375%, 07/01/2001
     1,000,000   North Carolina Eastern Municipal                1,000,160
                 Power Agency Series C,
                 5.00%, 01/01/2002
                                                            --------------
Total Electric Revenue (Cost $2,369,833)                         2,371,840
                                                            --------------
Health Care Revenue: 2.20%
     1,620,000   Illinois Health Facilities                      1,617,376
                 Authority Revenue, Centegra
                 Health System,
                 4.75%, 09/01/2001
       500,000   Cuyahoga County, Ohio Hospital                    500,965
                 Facilities, Canton Incorporated
                 Project, 6.50%, 01/01/2003
     1,000,000   Connecticut State Health and                      951,960
                 Educational Facilities Authority
                 Revenue, Hospital for Special
                 Care Series B,
                 5.125%, 07/01/2007
       430,000   Allegheny County Hospital                         408,324
                 Development Authority, Pennsylvania
                 Revenue, West Pennsylvania
                 Health System Series B,
                 9.25%, 11/15/2022
                                                            --------------
Total Health Care Revenue (Cost $3,472,715)                      3,478,625
                                                            --------------
Water/Sewer Revenue: 1.95%
     1,200,000   Northeast Maryland Waste Disposal               1,208,064
                 Authority, Solid Waste Revenue,
                 AMT, 5.50%, 07/01/2001
     1,845,000   Missouri State Environmental                    1,876,199
                 Improvement and Energy Resource
                 Authority, Water Pollution Control
                 Revenue Series A,
                 5.50%, 06/15/2002
                                                            --------------
Total Water/Sewer Revenue (Cost $3,063,637)                      3,084,263
                                                            --------------


                     Schedule of Investments--Municipal Bond Portfolios 33

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
Miscellaneous Revenue: 0.44%
       400,000   East Chicago, Indiana Bond                 $      399,872
                 Anticipation Notes,
                 5.25%, 01/01/2002
       300,000   New York Convention Center                        304,593
                 Operating Corp., Certificates of
                 Participation, Yale Building
                 Acquisition Project,
                 6.50%, 12/01/2004
                                                            --------------
Total Miscellaneous Revenue (Cost $699,169)                        704,465
                                                            --------------
Total Revenue (Cost $12,498,133)                                12,533,419
                                                            --------------
==========================================================================
ASSET-BACKED SECURITY:                                               1.17%
--------------------------------------------------------------------------
Housing: 1.17%
     1,805,000   District of Columbia Housing                    1,861,803
                 Finance Agency Mortgage Revenue,
                 Single Family Series A, AMT,
                 6.75%, 06/01/2028
                                                            --------------
Total Housing (Cost $1,892,144)                                  1,861,803
                                                            --------------
Total Asset-Backed Security
(Cost $1,892,144)                                                1,861,803
                                                            --------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $153,384,189)           96.92%        $153,444,407
(Note B, below)
Cash and Other Assets, Less Liabilities          3.08            4,870,597
                                               ------         ------------
Net Assets (Equivalent to $12.44
per share based on 12,724,608
shares of capital stock outstanding)           100.00%        $158,315,004
                                               ======         ============
--------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) At September 30, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.
(C) Allocation of Portfolio net assets at September 30, 2000:
    Alabama                                                        0.51%
    Arizona                                                        1.65
    Colorado                                                       2.45
    Connecticut                                                    1.35
    Florida                                                        5.38
    Georgia                                                        1.07
    Illinois                                                       3.85
    Indiana                                                        0.89
    Kentucky                                                       4.59
    Maryland                                                       1.40
    Massachusetts                                                  4.86
    Missouri                                                       1.66
    Nevada                                                         1.29
    New Jersey                                                     6.20
    New Mexico                                                     4.63
    New York                                                       0.52
    North Carolina                                                 0.63
    Ohio                                                           4.45
    Pennsylvania                                                  15.22
    South Carolina                                                 4.18
    Tennessee                                                      1.88
    Texas                                                         12.79
    Utah                                                           2.14
    Virginia                                                       2.06
    Washington                                                     6.00
    District of Columbia                                           2.53
    Puerto Rico                                                    0.63
    Virgin Islands                                                 0.88
    Tax-Exempt Private Municipal Trust                             1.23
    Cash and Other Assets, Less Liabilities                        3.08
                                                                 ------
    Total                                                        100.00%
                                                                 ======

See Notes to Financial Statements.


34 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

--------------------------------------------------------------------------
                      Sanford C. Bernstein Fund, Inc.
                          Schedule of Investments
                         Bernstein Short Duration
                      California Municipal Portfolio
                            September 30, 2000
--------------------------------------------------------------------------
Principal Amount              Description                    Market Value*
==========================================================================
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                               4.13%
--------------------------------------------------------------------------
     2,200,000   Irvine, California Improvement             $    2,200,000
                 Bond Act of 1915, Assessment
                 District Number 87-8, Daily
                 Floater, Putable Daily,
                 4.75%, 09/02/2024
       200,000   California Statewide Communities                  200,000
                 Development Authority
                 Certificates of Participation,
                 MBIA, Daily Floater, Putable
                 Daily, 4.50%, 04/01/2028
                                                            --------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $2,400,000)                                                2,400,000
                                                            --------------
==========================================================================
PREREFUNDED/ESCROWED:                                               29.40%
--------------------------------------------------------------------------
     1,000,000   Puerto Rico Telephone Authority                 1,032,840
                 Revenue Series L,
                 6.125%, 01/01/2022,
                 Prerefunded 01/01/2002 @101
     1,260,000   Puerto Rico Commonwealth, AMBAC,                1,312,706
                 5.85%, 07/01/2015,
                 Prerefunded 07/01/2002 @101.50
     1,015,000   University of California                        1,084,548
                 Multi-Purpose Revenue, MBIA,
                 6.875%, 09/01/2016,
                 Prerefunded 09/01/2002 @102
     4,500,000   Guam Power Authority Revenue                    4,759,830
                 Series A, 6.30%, 10/01/2022,
                 Prerefunded 10/01/2002 @102
     2,500,000   Central Coast Water Authority,                  2,658,750
                 California State Regional Facilities
                 Water Project Revenue,
                 AMBAC, 6.50%, 10/01/2014,
                 Prerefunded 10/01/2002 @102
     4,000,000   San Joaquin Hills Transportation                4,291,280
                 Corridor Agency, California Toll
                 Road Revenue Senior Lien,
                 6.75%, 01/01/2032,
                 Prerefunded 01/01/2003 @102
     1,910,000   Sacramento Schools Insurance                    1,938,841
                 Authority, California Workers
                 Compensation Program Revenue
                 Series C, 5.75%, 06/01/2003,
                 Escrowed to Maturity
                                                            --------------
Total Prerefunded/Escrowed
(Cost $17,075,603)                                              17,078,795
                                                            --------------
==========================================================================
INSURED:                                                            10.28%
--------------------------------------------------------------------------
       820,000   California Rural Home Mortgage                    823,583
                 Finance Authority, Rural Lease
                 Pass Through Obligation Revenue
                 Series A, MBIA,
                 4.45%, 08/01/2001
     1,000,000   San Diego County Regional                       1,030,800
                 Transportation Commission,
                 California Sales Tax Revenue
                 Second Series A, FGIC,
                 6.25%, 04/01/2002
     2,540,000   Orange County, California                       2,599,004
                 Certificates of Participation
                 Series A, MBIA,
                 5.50%, 07/01/2002
     1,485,000   Los Angeles Unified School                      1,520,165
                 District, California Certificates
                 of Participation Series B, MBIA,
                 5.00%, 10/01/2003 (Note B, p. 36)
                                                            --------------
Total Insured (Cost $5,940,124)                                  5,973,552
                                                            --------------
==========================================================================
TAX SUPPORTED:                                                      41.18%
--------------------------------------------------------------------------
State General Obligation: 3.71%
     2,055,000   California State,                               2,156,024
                 7.00%, 08/01/2002
                                                            --------------
Total State General Obligation
(Cost $2,144,365)                                                2,156,024
                                                            --------------
Local General Obligations: 19.80%
     3,015,000   San Bernardino County, California               3,063,602
                 Tax & Revenue Anticipation Notes,
                 5.50%, 09/28/2001
     2,990,000   Contra Costa County, California                 3,031,471
                 Tax & Revenue Anticipation Notes
                 Series A, 5.25%, 10/01/2001
     2,600,000   Santa Barbara County, California                2,636,140
                 Tax & Revenue Anticipation Notes
                 Series A, 5.25%, 10/02/2001
     2,730,000   Sacramento County, California Tax               2,768,193
                 & Revenue Anticipation Notes,
                 5.25%, 10/04/2001
                                                            --------------
Total Local General Obligations
(Cost $11,419,917)                                              11,499,406
                                                            --------------
Tax Lease: 7.54%
     1,030,000   Puerto Rico Urban Renewal &                     1,043,988
                 Housing Corp.,
                 7.875%, 10/01/2004
     2,625,000   Solano County, California                       2,679,101
                 Certificates of Participation,
                 Justice Facility & Public
                 Building Project, 5.875%, 10/01/2005

*See Note 1, page 26 in Notes to Financial Statements.


                     Schedule of Investments--Municipal Bond Portfolios 35

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
       640,000   ABAG Finance Corp., California             $      654,368
                 Certificates of Participation,
                 6.90%, 04/01/2012
                                                            --------------
Total Tax Lease (Cost $4,385,445)                                4,377,457
                                                            --------------
Special Tax: 8.40%
       210,000   Fontana Redevelopment Agency,                     210,000
                 California Tax Allocation, Jurupa
                 Hills Redevelopment Project
                 Series A, 4.25%, 10/01/2000
       755,000   Virgin Islands Public Financing                   755,000
                 Authority Revenue, Senior Lien
                 Fund Loan Notes Series C,
                 5.00%, 10/01/2000
       775,000   Virgin Islands Public Financing                   775,000
                 Authority Revenue, Subordinated
                 Lien Fund Loan Notes Series D,
                 5.50%, 10/01/2000
       270,000   Virgin Islands Public Financing                   271,920
                 Authority Revenue, Gross Receipts
                 Tax Loan Notes Series A,
                 5.25%, 10/01/2001
       200,000   Tustin Unified School District,                   199,986
                 California Community Facilities District
                 97-1, Bond Anticipation Notes,
                 6.10%, 09/01/2002
     2,580,000   Los Angeles County Public Works                 2,670,326
                 Financing Authority, California
                 Revenue, Regional Park & Open
                 Space District A,
                 6.00%, 10/01/2002
                                                            --------------
Total Special Tax (Cost $4,868,086)                              4,882,232
                                                            --------------
Miscellaneous Tax: 1.73%
     1,000,000   Puerto Rico Municipal Finance                   1,004,910
                 Agency Series B,
                 5.00%, 08/01/2001
                                                            --------------
Total Miscellaneous Tax (Cost $1,004,412)                        1,004,910
                                                            --------------
Total Tax Supported (Cost $23,822,225)                          23,920,029
                                                            --------------
==========================================================================
REVENUE:                                                             9.41%
--------------------------------------------------------------------------
Water/Sewer Revenue: 4.72%
     2,630,000   Los Angeles Department of Water                 2,739,250
                 & Power, California Waterworks
                 Revenue, Second Issue,
                 6.40%, 11/01/2031
                 (Note C, below)
                                                            --------------
Total Water/Sewer Revenue (Cost $2,809,930)                      2,739,250
                                                            --------------
Miscellaneous Revenue: 4.69%
       885,000   Riverside County Public Financing                 885,159
                 Authority, California
                 Certificates of Participation,
                 5.00%, 05/15/2001
     1,842,003   Municipal Tax Exempt Trust,                     1,838,669
                 Certificate Class A-1,
                 4.70%, 10/06/2003
                                                            --------------
Total Miscellaneous Revenue (Cost $2,730,206)                    2,723,828
                                                            --------------
Total Revenue (Cost $5,540,136)                                  5,463,078
                                                            --------------
==========================================================================
ASSET-BACKED SECURITY:                                               3.24%
--------------------------------------------------------------------------
Housing: 3.24%
     1,900,000   California State Department of                  1,883,165
                 Veteran Affairs, Home Purchase
                 Revenue Series C, AMT, Mandatory
                 Put 12/01/2001, 3.65%, 12/01/2019
                                                            --------------
Total Housing (Cost $1,851,385)                                  1,883,165
                                                            --------------
Total Asset-Backed Security
(Cost $1,851,385)                                                1,883,165
                                                            --------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $56,629,473)            97.64%         $56,718,619
(Note D, below)
Cash and Other Assets, Less Liabilities          2.36            1,370,632
                                               ------          -----------
Net Assets (Equivalent to $12.51
per share based on 4,643,610
shares of capital stock outstanding)           100.00%         $58,089,251
                                               ======          ===========
--------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) When-issued security
(C) Represents entire or partial position segregated as collateral for when-issued securities
(D) At September 30, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


36 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

--------------------------------------------------------------------------
                      Sanford C. Bernstein Fund, Inc.
                          Schedule of Investments
                         Bernstein Short Duration
                       New York Municipal Portfolio
                            September 30, 2000
--------------------------------------------------------------------------
Principal Amount              Description                    Market Value*
==========================================================================
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                               2.33%
--------------------------------------------------------------------------
       625,000   New York State Job Development           $        625,000
                 Authority, State Guaranteed
                 Series A-1-A-42, AMT,
                 Daily Floater, Putable Daily,
                 5.55%, 03/01/2005
     1,560,000   Long Island Power Authority, New                1,560,000
                 York Electric System Revenue
                 Series 6, Daily Floater, Putable Daily,
                 5.45%, 05/01/2033
                                                            --------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $2,185,000)                                                2,185,000
                                                            --------------
==========================================================================
PREREFUNDED/ESCROWED:                                               47.20%
--------------------------------------------------------------------------
     1,000,000   New York City Series B, AMBAC,                  1,039,860
                 8.25%, 06/01/2017,
                 Prerefunded 06/01/2001 @101.50
     1,220,000   New York State Environmental                    1,265,359
                    Facilities Corp., Pollution Control
                 Revenue, State Revolving Fund
                 Series E, 6.875%, 06/15/2010,
                 Prerefunded 06/15/2001 @102
     1,865,000   New York City Series D,                         1,947,172
                 8.00%, 08/01/2018,
                 Prerefunded 08/01/2001 @101.50
     6,145,000   New York City Series C,                         6,299,301
                 7.25%, 08/15/2024,
                 Prerefunded 08/15/2001 @100
     1,000,000   New York State Medical Care                     1,045,650
                 Facilities Finance Agency Revenue,
                 Secured Hospital Program Series
                 1991-A, 7.40%, 08/15/2021,
                 Prerefunded 08/15/2001 @102
     2,160,000   New York City Series A,                         2,254,543
                 7.75%, 08/15/2006,
                 Prerefunded 08/15/2001 @101.50
     1,000,000   New York City Series A,                         1,043,770
                 7.75%, 08/15/2016,
                 Prerefunded 08/15/2001 @101.50
     2,190,000   New York State Municipal Bond                   2,282,330
                 Bank, Special Program Revenue,
                 City of Rochester Series A,
                 6.75%, 03/15/2011,
                 Prerefunded 09/15/2001 @102
     1,550,000   New York State Housing Finance                  1,623,176
                 Agency Service Contract Revenue
                 Series C, 7.30%, 03/15/2021,
                 Prerefunded 09/15/2001 @102
     2,000,000   New York State Thruway Authority                2,070,760
                 General Revenue Series A,
                 5.75%, 01/01/2012,
                 Prerefunded 01/01/2002 @102
     4,550,000   New York State Power Authority                  4,751,747
                 Series Z, 6.50%, 01/01/2019,
                 Prerefunded 01/01/2002 @102
     1,000,000   New York State Thruway Authority,               1,036,240
                 Local Highway & Bridge Service
                 Contract Revenue,
                 6.25%, 04/01/2007,
                 Prerefunded 04/01/2002 @101
     5,485,000   New York State Thruway Authority,               5,693,540
                 Local Highway & Bridge Service
                 Contract Revenue,
                 6.375%, 04/01/2012,
                 Prerefunded 04/01/2002 @101
     1,500,000   New York State Local Government                 1,581,810
                 Assistance Corp. Series A,
                 6.875%, 04/01/2019,
                 Prerefunded 04/01/2002 @102
     3,200,000   New York City Municipal Water                   3,339,808
                 Finance Authority Revenue Series B,
                 6.50%, 06/15/2020,
                 Prerefunded 06/15/2002 @101
     1,550,000   MTA, New York Commuter Facilities               1,626,989
                 Revenue Series B, MBIA,
                 6.25%, 07/01/2022,
                 Prerefunded 07/01/2002 @102
     1,500,000   MTA, New York Transit Facilities                1,577,610
                 Revenue Series J, FGIC,
                 6.375%, 07/01/2010,
                 Prerefunded 07/01/2002 @102
     1,590,000   MTA, New York Transit Facilities                1,671,487
                 Revenue Series K,
                 6.625%, 07/01/2014,
                 Prerefunded 07/01/2002 @101.50
     2,000,000   New York State Housing Finance                  2,108,020
                 Agency Service Contract Revenue
                 Series C, 6.30%, 03/15/2022,
                 Prerefunded 09/15/2002 @102
                                                            --------------
Total Prerefunded/Escrowed (Cost $44,461,778)                   44,259,172
                                                            --------------
==========================================================================
INSURED:                                                            23.69%
--------------------------------------------------------------------------
     2,135,000   Buffalo, New York Series A, AMBAC,              2,129,620
                 3.75%, 02/01/2001
     1,000,000   Suffolk County, New York                        1,000,060
                 Industrial Development Agency,
                 Southwest Sewer System Revenue,
                 MBIA, 4.25%, 02/01/2001
     1,140,000   Chautauqua Lake Central School                  1,136,899
                 District, New York, FSA,
                 4.00%, 06/15/2001

*See Note 1, page 26 in Notes to Financial Statements.


                     Schedule of Investments--Municipal Bond Portfolios 37

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     1,600,000   Letchworth Central School                  $    1,604,112
                 District, New York, FSA,
                 4.625%, 06/15/2001
     1,000,000   Letchworth Central School                       1,003,420
                 District, New York, FGIC,
                 4.75%, 06/15/2001
     1,000,000   Argyle Central School                           1,005,120
                 District, New York, FSA,
                 5.00%, 06/15/2001
     1,000,000   Arkport Central School                          1,006,480
                 District, New York, FSA,
                 5.20%, 06/15/2001
     1,650,000   Dansville Central School                        1,662,672
                 District, New York, FSA,
                 5.375%, 06/15/2001
     1,000,000   Nassau County, New York Series D,               1,008,510
                 FSA, 5.25%, 09/01/2001
     2,000,000   Rochester, New York, MBIA,                      2,013,820
                 5.00%, 10/01/2001
     3,250,000   Nassau County, New York Series C,               3,273,238
                 FSA, 5.125%, 01/01/2002
     1,650,000   Port Authority of New York & New                1,664,570
                 Jersey, Consolidated 119th
                 Series, FGIC, 5.00%, 09/15/2002
     1,060,000   New York State Dormitory                        1,171,978
                 Authority Revenue, City
                 University Series D, FGIC,
                 8.75%, 07/01/2003
     1,000,000   Port Authority of New York & New                1,066,370
                 Jersey, Consolidated 72nd Series,
                 AMBAC, 7.40%, 10/01/2012
       470,000   Long Island Power Authority, New                  450,674
                 York Electric System Revenue
                 Series A, FSA,
                 5.00%, 12/01/2015
     1,000,000   New York State Energy Research &                1,013,620
                 Development Authority, Con Edison
                 Facilities, AMBAC,
                 6.75%, 01/15/2027
                                                            --------------
Total Insured (Cost $22,264,248)                                22,211,163
                                                            --------------
==========================================================================
TAX SUPPORTED:                                                      17.00%
--------------------------------------------------------------------------
Local General Obligations: 2.31%
     1,000,000   New York City Series G,                         1,003,410
                 5.40%, 02/01/2001
     1,160,000   New York City Series G,                         1,166,090
                 5.00%, 08/01/2001
                                                            --------------
Total Local General Obligations
(Cost $2,167,894)                                                2,169,500
                                                            --------------
Tax Lease: 8.26%
     1,000,000   New York State Dormitory                        1,000,790
                 Authority, North General
                 Hospital, Secured Hospital
                 Program Series G,
                 5.00%, 02/15/2001
     1,400,000   New York State Dormitory                        1,398,138
                 Authority, Community Enhancement
                 Facilities Series B,
                 4.375%, 04/01/2001
     1,820,000   New York State Urban Development                1,821,128
                 Corp. Community Enhancement
                 Facilities Series A,
                 4.50%, 04/01/2001
     1,500,000   New York State Dormitory                        1,506,000
                 Authority, Service Contract Series C,
                 5.15%, 04/01/2001
     1,000,000   New York State Certificates of                  1,005,250
                 Participation, Commissioner of
                 General Services,
                 5.00%, 09/01/2001
     1,000,000   Puerto Rico Urban Renewal &                     1,013,580
                 Housing Corp.,
                 7.875%, 10/01/2004
                                                            --------------
Total Tax Lease (Cost $7,757,573)                                7,744,886
                                                            --------------
Special Tax: 4.68%
       660,000   Virgin Islands Public Financing                   660,000
                 Authority Revenue, Senior Lien
                 Fund Loan Notes Series C,
                 5.00%, 10/01/2000
     1,000,000   Virgin Islands Public Financing                 1,000,000
                 Authority Revenue, Subordinated
                 Lien Fund Loan Notes Series D,
                 5.50%, 10/01/2000
     2,640,000   MAC New York Series J,                          2,725,404
                 5.75%, 07/01/2003
                                                            --------------
Total Special Tax (Cost $4,369,976)                              4,385,404
                                                            --------------
Miscellaneous Tax: 1.75%
     1,630,000   Puerto Rico Municipal Finance                   1,638,003
                 Agency Series B,
                 5.00%, 08/01/2001
                                                            --------------
Total Miscellaneous Tax (Cost $1,635,322)                        1,638,003
                                                            --------------
Total Tax Supported (Cost $15,930,765)                          15,937,793
                                                            --------------
==========================================================================
REVENUE:                                                             8.91%
--------------------------------------------------------------------------
Electric Revenue: 2.55%
     2,400,000   Long Island Power Authority, New                2,395,824
                 York, Electric System General
                 Revenue, 4.25%, 04/01/2001
                                                            --------------
Total Electric Revenue (Cost $2,405,278)                         2,395,824
                                                            --------------
Water/Sewer Revenue: 4.76%
     1,300,000   New York State Environmental                    1,322,516
                 Facilities Corp. Pooled Loan,
                 Pollution Control Revenue State
                 Water Revolving Fund Series A,
                 7.30%, 06/15/2001


38 Sanford C. Bernstein Fund, Inc.--2000 Annual Report

==========================================================================
Principal Amount              Description                     Market Value
==========================================================================
     3,070,000   New York State Environmental               $    3,140,917
                 Facilities Corp. Pollution
                 Control Revenue, State Revolving
                 Fund, New York City Municipal
                 Water Finance Authority Series 90-A,
                 7.50%, 06/15/2012
                                                            --------------
Total Water/Sewer Revenue (Cost $4,469,997)                      4,463,433
                                                            --------------
Miscellaneous Revenue: 1.60%
     1,230,000   TSASC, Inc. New York Series 1,                  1,220,172
                 Tobacco Flexible Amortization
                 Bonds, 4.50%, 07/15/2004
       280,000   New York Convention Center                        284,287
                 Operating Corp., New York
                 Certificates of Participation,
                 Yale Building Acquisition Project,
                 6.50%, 12/01/2004
                                                            --------------
Total Miscellaneous Revenue (Cost $1,504,041)                    1,504,459
                                                            --------------
Total Revenue (Cost $8,379,316)                                  8,363,716
                                                            --------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $93,221,107)            99.13%         $92,956,844
(Note B, below)
Cash and Other Assets, Less Liabilities          0.87              817,502
                                               ------          -----------
Net Assets (Equivalent to $12.31
per share based on 7,618,269
shares of capital stock outstanding)           100.00%         $93,774,346
                                               ======          ===========
--------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) At September 30, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


                     Schedule of Investments--Municipal Bond Portfolios 39
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